UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09195

SA FUNDS - INVESTMENT TRUST
(Exact name of registrant as specified in charter)

10 Almaden Blvd., 15th Floor,
San Jose, CA	95113
(Address of principal executive offices)	(Zip Code)

Christopher Stanley
Chief Legal Officer
SA Funds - Investment Trust
10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Name and Address of Agent for Service)

Copies to:

Brian F. Link	Mark D. Perlow, Esq.
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	K&L Gates LLP
100 Huntington Ave., Tower 2, 3rd Floor	Four Embarcadero Center, Suite 1200
Boston, Massachusetts 02116	San Francisco, CA 94111

Registrant’s telephone number, including area code:	(800) 366-7266

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2015

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2015 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 99.4%
Australia — 0.9%
Commonwealth Bank of Australia, 1.125%, 3/13/17	USD	$1,600,000	$1,601,986
National Australia Bank Ltd., 2.750%, 3/09/17	USD	3,880,000	3,974,016
			5,576,002
Austria — 0.6%
Oesterreichische Kontrollbank AG, 0.750%, 5/19/17	USD	3,500,000	3,501,410
Canada — 8.3%
Bank of Montreal MTN, 1.400%, 9/11/17	USD	6,450,000	6,472,136
Bank of Nova Scotia (The), 1.100%, 12/13/16	USD	2,248,000	2,252,815
Bank of Nova Scotia (The), 1.250%, 4/11/17	USD	3,305,000	3,304,984
Export Development Canada(a), 0.625%, 4/27/17	USD	10,000,000	9,996,500
Province of British Columbia Canada, 1.200%, 4/25/17	USD	2,500,000	2,517,720
Royal Bank of Canada, 1.000%, 4/27/17	USD	10,000,000	9,988,680
Royal Bank of Canada, 1.200%, 1/23/17	USD	6,700,000	6,722,378
Toronto-Dominion Bank (The), 1.125%, 5/02/17	USD	8,680,000	8,695,954
			49,951,167
France — 0.2%
BNP Paribas SA, 1.250%, 12/12/16	USD	1,443,000	1,443,418
Supranational — 1.2%
European Investment Bank, 1.625%, 6/15/17	USD	3,000,000	3,045,684
International Bank for Reconstruction & Development, 0.625%, 5/02/17	USD	4,000,000	3,988,328
			7,034,012
Sweden — 2.4%
Nordea Bank AB, 1.250%, 4/04/17	USD	4,390,000	4,389,917
Nordea Bank AB, 3.125%, 3/20/17	USD	10,000,000	10,273,620
			14,663,537
United Kingdom — 0.9%
GlaxoSmithKline Capital PLC, 1.500%, 5/08/17	USD	5,500,000	5,543,943
United States — 84.9%
Aflac, Inc., 2.650%, 2/15/17		4,627,000	4,726,379
Allergan, Inc., 5.750%, 4/01/16		1,000,000	1,021,648
American Express Co., 5.500%, 9/12/16		500,000	520,548
American Express Credit Corp. MTN, 1.125%, 6/05/17		3,000,000	2,985,534
American Express Credit Corp. MTN, 2.800%, 9/19/16		1,827,000	1,859,013
Amgen, Inc., 2.300%, 6/15/16		2,000,000	2,018,706
Amgen, Inc., 2.500%, 11/15/16		3,000,000	3,046,923
Anadarko Petroleum Corp., 5.950%, 9/15/16		2,200,000	2,286,812
Anthem, Inc., 2.375%, 2/15/17		3,500,000	3,540,761
Aon Corp., 3.125%, 5/27/16		3,302,000	3,349,291
Apple, Inc., 0.900%, 5/12/17		6,200,000	6,213,367
Apple, Inc., 1.050%, 5/05/17		2,000,000	2,008,176
AT&T, Inc., 2.400%, 8/15/16		3,616,000	3,657,172
AT&T, Inc., 2.950%, 5/15/16		2,000,000	2,024,150
Bank of America Corp., 3.750%, 7/12/16		2,000,000	2,040,238
Bank of America Corp., 3.875%, 3/22/17		2,500,000	2,583,660
Bank of America Corp., 5.625%, 10/14/16		1,200,000	1,254,955
Baxter International, Inc., 0.950%, 6/01/16		1,000,000	1,000,665
Baxter International, Inc., 1.850%, 1/15/17		4,052,000	4,085,409
Becton Dickinson & Co., 1.750%, 11/08/16		1,500,000	1,508,692
Berkshire Hathaway Finance Corp., 1.600%, 5/15/17		2,444,000	2,469,110
Berkshire Hathaway, Inc., 1.900%, 1/31/17		3,238,000	3,282,050
Cardinal Health, Inc., 1.900%, 6/15/17		1,470,000	1,481,829
Caterpillar Financial Services Corp., 1.000%, 3/03/17		943,300	943,290
Citigroup, Inc., 1.300%, 11/15/16		1,000,000	1,002,413
Citigroup, Inc., 1.350%, 3/10/17		3,500,000	3,494,914
Citigroup, Inc., 4.450%, 1/10/17		1,000,000	1,040,162
CNA Financial Corp., 6.500%, 8/15/16		3,850,000	4,024,243
Coca-Cola Enterprises, Inc., 2.000%, 8/19/16		1,200,000	1,210,002
Comcast Corp., 6.500%, 1/15/17		3,600,000	3,846,769
Dominion Resources, Inc., 1.950%, 8/15/16		2,492,000	2,509,417
Ecolab, Inc., 3.000%, 12/08/16		1,200,000	1,223,423
Express Scripts Holding Co., 3.125%, 5/15/16		2,000,000	2,023,066
Exxon Mobil Corp., 0.921%, 3/15/17		5,000,000	5,014,095
Federal Home Loan Banks, 0.625%, 5/30/17		1,500,000	1,500,524
Federal Home Loan Banks, 0.750%, 8/28/17		9,000,000	9,010,413
Federal Home Loan Banks, 1.000%, 6/09/17		13,000,000	13,082,407
Federal Home Loan Banks, 1.000%, 6/21/17		2,000,000	2,013,968
Federal Home Loan Mortgage Corp., 0.750%, 7/14/17		31,000,000	31,077,655
Federal Home Loan Mortgage Corp., 1.000%, 7/28/17		30,000,000	30,211,110
Federal National Mortgage Association, 5.000%, 5/11/17		4,200,000	4,495,310
Federal National Mortgage Association, 5.375%, 6/12/17		3,000,000	3,238,917
Ford Motor Credit Co. LLC, 1.461%, 3/27/17		1,700,000	1,690,930
Ford Motor Credit Co. LLC, 1.700%, 5/09/16		1,910,000	1,915,699
Ford Motor Credit Co. LLC, 3.984%, 6/15/16		2,000,000	2,035,884
General Electric Capital Corp., 2.450%, 3/15/17		2,000,000	2,042,094
General Electric Capital Corp., 2.900%, 1/09/17		4,400,000	4,511,456

See notes to schedule of investments.

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
General Electric Capital Corp., 5.625%, 9/15/17	$3,917,000	$4,267,705
General Electric Capital Corp. MTN, 2.300%, 4/27/17	2,500,000	2,551,737
General Mills, Inc., 5.700%, 2/15/17	1,572,000	1,667,900
Goldman Sachs Group, Inc. (The), 5.750%, 10/01/16	2,800,000	2,928,050
Hess Corp., 1.300%, 6/15/17	3,000,000	2,976,432
Hewlett-Packard Co., 2.650%, 6/01/16	1,830,000	1,850,663
Ingredion, Inc., 3.200%, 11/01/15	2,000,000	2,003,168
International Business Machines Corp., 5.700%, 9/14/17	3,000,000	3,261,825
JPMorgan Chase & Co., 1.350%, 2/15/17	2,000,000	2,003,004
JPMorgan Chase & Co., 3.150%, 7/05/16	3,500,000	3,559,650
Kraft Foods Group, Inc., 2.250%, 6/05/17	3,431,000	3,471,321
Lockheed Martin Corp., 2.125%, 9/15/16	3,130,000	3,167,141
Marriott International, Inc., 6.200%, 6/15/16	1,885,000	1,951,169
McDonald's Corp., 5.300%, 3/15/17	500,000	529,626
McKesson Corp., 1.292%, 3/10/17	2,100,000	2,096,760
Mississippi Power Co., 2.350%, 10/15/16	500,000	504,273
Morgan Stanley, 4.750%, 3/22/17	2,000,000	2,095,604
Morgan Stanley, 5.750%, 10/18/16	1,500,000	1,570,038
Morgan Stanley MTN, 6.250%, 8/28/17	2,000,000	2,170,830
Mylan, Inc., 1.350%, 11/29/16	1,000,000	993,253
National Rural Utilities Cooperative Finance Corp., 0.950%, 4/24/17	4,500,000	4,494,555
Occidental Petroleum Corp., 1.750%, 2/15/17	206,000	207,829
Omnicom Group, Inc., 5.900%, 4/15/16	1,180,000	1,209,011
PepsiCo, Inc., 0.950%, 2/22/17	1,400,000	1,402,372
PepsiCo, Inc., 1.250%, 8/13/17	2,500,000	2,517,650
Pfizer, Inc., 1.100%, 5/15/17	3,000,000	3,006,249
Philip Morris International, Inc., 1.625%, 3/20/17	500,000	504,984
Prudential Financial, Inc. MTN, 3.000%, 5/12/16	500,000	506,176
Ryder System, Inc. MTN, 3.600%, 3/01/16	1,850,000	1,869,987
Scripps Networks Interactive, Inc., 2.700%, 12/15/16	5,000,000	5,076,280
Southern Co. (The), 1.950%, 9/01/16	1,800,000	1,814,157
Stryker Corp., 2.000%, 9/30/16	4,800,000	4,853,674
Thermo Fisher Scientific, Inc., 2.250%, 8/15/16	2,453,000	2,474,780
Toyota Motor Credit Corp. MTN, 1.125%, 5/16/17	3,284,000	3,293,054
United States Treasury Note, 0.500%, 7/31/17	32,000,000	31,943,968
United States Treasury Note, 0.750%, 6/30/17	22,000,000	22,062,590
United States Treasury Note, 0.875%, 6/15/17	51,000,000	51,255,000
United States Treasury Note, 0.875%, 8/15/17	4,000,000	4,019,088
United States Treasury Note, 1.000%, 9/15/17	55,800,000	56,202,151
United States Treasury Note, 1.875%, 8/31/17	43,500,000	44,521,815
United Technologies Corp., 1.800%, 6/01/17	3,300,000	3,340,455
UnitedHealth Group, Inc., 1.875%, 11/15/16	2,750,000	2,781,925
Unum Group, 7.125%, 9/30/16	2,317,000	2,443,425
Verizon Communications, Inc., 2.000%, 11/01/16	4,441,000	4,489,398
Viacom, Inc., 2.500%, 12/15/16	600,000	606,926
Viacom, Inc., 3.500%, 4/01/17	1,000,000	1,025,317
Wachovia Corp., 5.750%, 6/15/17	1,700,000	1,827,175
Wal-Mart Stores, Inc., 1.000%, 4/21/17	1,000,000	1,004,161
Walt Disney Co. (The), 0.875%, 5/30/17	1,200,000	1,199,396
Waste Management, Inc., 2.600%, 9/01/16	500,000	506,924
Wells Fargo & Co., 2.625%, 12/15/16	4,000,000	4,080,436
Western Union Co. (The), 5.930%, 10/01/16	5,000,000	5,219,165
Xerox Corp., 2.950%, 3/15/17	3,900,000	3,968,035
Xerox Corp., 6.750%, 2/01/17	1,000,000	1,064,833
		514,536,339
TOTAL BONDS AND NOTES
(Identified Cost $601,718,868)		602,249,828

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.3%
United States — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,840,000	1,840,000
		1,840,001
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,840,001)		1,840,001

Total Investments — 99.7%
(Identified Cost $603,558,869)#		604,089,829
Cash and Other Assets, Less Liabilities — 0.3%		1,967,725

Net Assets — 100.0%		$606,057,554

†	See Note 1.
(a)

144A securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2015 amounted to $9,996,500 or 1.65% of the net assets of the Fund.

#

At September 30, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $603,558,869. Net unrealized appreciation aggregated $530,960 of which $759,242 related to appreciated investment securities and $228,282 related to depreciated investment securities.

Key to abbreviations:
MTN — Medium Term Note
USD — U.S. Dollar

See notes to schedule of investments.

SA U.S. Fixed Income Fund

September 30, 2015
Portfolio Sectors (% of portfolio market value) (Unaudited)

Sector	Percentage
U.S. Government Agency	50.4%
Financials	18.9%
Industrials	16.9%
Banks	5.9%
Foreign Government Sponsored	2.7%
Supranational	1.2%
Telephone-Integrated	0.9%
Special Purpose	0.9%
Cable/Satellite Tv	0.6%
Utility - Elec	0.5%
Travel Services	0.3%
Short-Term	0.3%
Food-Misc/Diversified	0.3%
Chemical-Specialty	0.2%
100.0%

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2015 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 98.8%
Australia — 9.3%
Australia & New Zealand Banking Group Ltd., 1.450%, 5/15/18	USD	6,500,000	$6,467,968
Australia & New Zealand Banking Group Ltd.(a), 1.875%, 10/06/17	USD	11,100,000	11,226,262
Australia & New Zealand Banking Group Ltd., 2.250%, 6/13/19	USD	3,500,000	3,538,140
Commonwealth Bank of Australia, 2.300%, 9/06/19	USD	2,350,000	2,360,782
Commonwealth Bank of Australia(a), 2.300%, 3/12/20	USD	3,000,000	3,012,438
Commonwealth Bank of Australia(a), 2.500%, 9/20/18	USD	16,443,000	16,798,794
National Australia Bank Ltd., 2.300%, 7/25/18	USD	5,625,000	5,711,197
National Australia Bank Ltd.(a), 2.625%, 7/23/20	USD	5,000,000	5,051,145
Westpac Banking Corp.(a), 2.250%, 1/17/19	USD	10,500,000	10,656,786
Westpac Banking Corp.(a), 3.000%, 12/09/15	USD	2,330,000	2,341,219
Westpac Banking Corp., 4.875%, 11/19/19	USD	1,500,000	1,661,904
			68,826,635
Austria — 2.8%
Oesterreichische Kontrollbank AG, 1.125%, 5/29/18	USD	10,000,000	10,019,250
Oesterreichische Kontrollbank AG, 1.625%, 3/12/19	USD	11,000,000	11,133,870
			21,153,120
Canada — 11.5%
Bank of Nova Scotia (The), 2.050%, 6/05/19	USD	8,232,000	8,285,343
Province of British Columbia Canada, 1.200%, 4/25/17	USD	5,000,000	5,035,440
Province of Manitoba Canada, 1.300%, 4/03/17	USD	5,000,000	5,046,480
Province of Manitoba Canada, 1.750%, 5/30/19	USD	5,000,000	5,036,150
Province of Ontario Canada(a), 1.200%, 2/14/18	USD	9,800,000	9,825,157
Province of Ontario Canada, 2.000%, 1/30/19	USD	2,500,000	2,543,608
Province of Ontario Canada, 4.000%, 10/07/19	USD	7,000,000	7,639,282
Royal Bank of Canada(a), 2.150%, 3/15/19	USD	5,000,000	5,065,235
Royal Bank of Canada(a), 2.150%, 3/06/20	USD	5,640,000	5,659,740
Royal Bank of Canada, 2.200%, 7/27/18	USD	10,700,000	10,867,637
Toronto-Dominion Bank (The)(a), 2.125%, 7/02/19	USD	2,000,000	2,012,486
Toronto-Dominion Bank (The), 2.375%, 10/19/16	USD	15,500,000	15,760,632
Toronto-Dominion Bank (The), 2.625%, 9/10/18	USD	3,000,000	3,081,579
			85,858,769
Denmark — 2.0%
Kommunekredit, 1.125%, 3/15/18	USD	14,658,000	14,708,467
Finland — 2.2%
Municipality Finance PLC, 1.125%, 4/17/18	USD	12,000,000	12,025,932
Municipality Finance PLC, 2.375%, 5/16/16	USD	4,000,000	4,048,840
			16,074,772
France — 4.7%
SNCF Reseau(a), 2.375%, 12/23/15	GBP	8,700,000	13,208,405
Total Capital International SA(a), 2.100%, 6/19/19	USD	7,000,000	7,080,339
Total Capital International SA(a), 2.125%, 1/10/19	USD	8,000,000	8,149,440
Total Capital SA, 2.125%, 8/10/18	USD	5,737,000	5,832,355
Total Capital SA, 3.875%, 12/14/18	GBP	611,000	985,265
			35,255,804
Germany — 5.4%
KFW(a), 1.000%, 6/11/18	USD	17,500,000	17,505,057
Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.250%, 7/15/16	USD	3,200,000	3,244,173
Landwirtschaftliche Rentenbank, 0.875%, 9/12/17	USD	1,000,000	1,001,231
Landwirtschaftliche Rentenbank, 1.875%, 9/17/18	USD	10,000,000	10,228,120
Landwirtschaftliche Rentenbank(a), 2.500%, 2/15/16	USD	800,000	806,305
NRW Bank, 0.875%, 12/15/17	GBP	5,000,000	7,531,873
			40,316,759
Ireland — 0.4%
GE Capital UK Funding, 4.625%, 1/18/16	GBP	2,000,000	3,055,409
Japan — 3.0%
Japan Bank for International Cooperation., 1.750%, 7/31/18	USD	8,000,000	8,112,256
Japan Finance Organization for Municipalities, 2.125%, 3/06/19	USD	14,000,000	14,225,820
			22,338,076
Netherlands — 4.9%
Bank Nederlandse Gemeenten NV, 1.875%, 12/07/18	GBP	3,700,000	5,692,403
Bank Nederlandse Gemeenten NV, 1.875%, 6/11/19	USD	4,000,000	4,074,148
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.250%, 1/14/19	USD	2,300,000	2,323,642
Nederlandse Waterschapsbank NV, 1.250%, 9/18/17	USD	13,000,000	13,094,003
Nederlandse Waterschapsbank NV, 2.125%, 2/09/17	USD	1,700,000	1,732,251
Shell International Finance BV, 1.900%, 8/10/18	USD	2,500,000	2,530,147
Shell International Finance BV, 2.125%, 5/11/20	USD	6,800,000	6,814,464
			36,261,058

See notes to schedule of investments

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Norway — 4.3%
Kommunalbanken AS, 1.625%, 1/15/20	USD	5,000,000	$5,033,445
Kommunalbanken AS, 2.125%, 3/15/19	USD	3,000,000	3,078,978
Kommunalbanken AS, 2.375%, 1/19/16	USD	7,500,000	7,541,685
Statoil ASA, 1.950%, 11/08/18	USD	1,500,000	1,510,506
Statoil ASA(a), 2.250%, 11/08/19	USD	8,000,000	8,078,000
Statoil ASA(a), 3.125%, 8/17/17	USD	6,600,000	6,837,752
			32,080,366
Singapore — 1.3%
Singapore Government Bond, 1.625%, 10/01/19	SGD	14,000,000	9,803,591
Supranational — 7.5%
Asian Development Bank(a), 2.250%, 8/18/17	USD	15,000,000	15,422,715
European Bank for Reconstruction & Development, 1.375%, 10/20/16	USD	2,935,000	2,967,810
European Investment Bank(a), 1.875%, 3/15/19	USD	19,000,000	19,417,202
International Bank for Reconstruction & Development, 0.625%, 10/14/16	USD	5,000,000	5,008,990
International Bank for Reconstruction & Development, 1.875%, 3/15/19	USD	7,000,000	7,165,718
Nordic Investment Bank, 5.000%, 2/01/17	USD	5,500,000	5,820,034
			55,802,469
Sweden — 7.7%
Kommuninvest I Sverige AB, 1.000%, 10/24/17	USD	15,000,000	15,032,655
Kommuninvest I Sverige AB, 2.000%, 11/12/19	USD	3,000,000	3,066,570
Nordea Bank AB, 1.625%, 5/15/18	USD	1,680,000	1,676,877
Nordea Bank AB(a), 2.375%, 4/04/19	USD	5,000,000	5,066,165
Nordea Bank AB(a) (b), 2.500%, 9/17/20	USD	4,000,000	4,033,216
Nordea Bank AB, 3.875%, 12/15/15	GBP	4,100,000	6,237,415
Svensk Exportkredit AB, 1.125%, 4/05/18	USD	3,000,000	3,004,860
Svensk Exportkredit AB, 1.875%, 12/21/18	GBP	4,500,000	6,950,954
Svensk Exportkredit AB(a), 1.875%, 6/17/19	USD	1,500,000	1,525,750
Svenska Handelsbanken AB(a), 1.625%, 3/21/18	USD	3,700,000	3,706,020
Svenska Handelsbanken AB, 2.250%, 6/17/19	USD	6,595,000	6,673,500
			56,973,982
United States — 31.8%
3M Co.(a), 2.000%, 8/07/20	USD	2,500,000	2,535,310
Apple, Inc.(a), 1.550%, 2/07/20	USD	10,000,000	9,898,080
Apple, Inc.(a), 2.100%, 5/06/19	USD	11,000,000	11,176,022
Berkshire Hathaway, Inc., 1.550%, 2/09/18	USD	5,385,000	5,430,595
Berkshire Hathaway, Inc., 2.100%, 8/14/19	USD	11,500,000	11,707,586
Chevron Corp., 1.961%, 3/03/20	USD	6,600,000	6,576,570
Chevron Corp., 2.193%, 11/15/19	USD	11,000,000	11,125,136
Chevron Corp., 2.427%, 6/24/20	USD	3,000,000	3,041,412
Cisco Systems, Inc., 4.450%, 1/15/20	USD	8,000,000	8,818,160
Colgate-Palmolive Co., 0.900%, 5/01/18	USD	4,975,000	4,942,568
Colgate-Palmolive Co.(a), 1.500%, 11/01/18	USD	6,424,000	6,474,467
Exxon Mobil Corp., 0.921%, 3/15/17	USD	2,853,000	2,861,043
Exxon Mobil Corp., 1.819%, 3/15/19	USD	3,300,000	3,329,146
Exxon Mobil Corp.(a), 1.912%, 3/06/20	USD	5,000,000	5,034,300
Federal Home Loan Mortgage Corp., 1.000%, 9/29/17	USD	10,000,000	10,063,490
General Electric Capital Corp.(a), 2.200%, 1/09/20	USD	16,000,000	16,232,048
General Electric Capital Corp., 6.000%, 8/07/19	USD	1,000,000	1,157,159
Google, Inc.(a), 2.125%, 5/19/16	USD	2,224,000	2,247,316
International Business Machines Corp.(a), 1.250%, 2/08/18	USD	16,000,000	16,016,288
Johnson & Johnson(a), 1.650%, 12/05/18	USD	4,000,000	4,060,012
Merck & Co., Inc.(a), 1.850%, 2/10/20	USD	15,500,000	15,544,299
Merck Sharp & Dohme Corp., 5.000%, 6/30/19	USD	1,250,000	1,393,273
Microsoft Corp.(a), 1.625%, 12/06/18	USD	16,000,000	16,219,504
Microsoft Corp., 1.850%, 2/12/20	USD	2,500,000	2,517,287
Novartis Capital Corp.(a), 4.400%, 4/24/20	USD	1,000,000	1,108,237
Pfizer, Inc.(a), 2.100%, 5/15/19	USD	16,375,000	16,618,169
Toyota Motor Credit Corp.(a), 1.375%, 1/10/18	USD	4,726,000	4,724,110
Toyota Motor Credit Corp., 2.000%, 10/24/18	USD	1,500,000	1,516,393
Toyota Motor Credit Corp., 2.100%, 1/17/19	USD	5,000,000	5,059,505
Toyota Motor Credit Corp.(a), 2.125%, 7/18/19	USD	5,000,000	5,019,150
Toyota Motor Credit Corp., 2.150%, 3/12/20	USD	3,000,000	3,008,409
US Bank NA/Cincinnati OH, 2.125%, 10/28/19	USD	1,500,000	1,511,985
Wal-Mart Stores, Inc., 2.800%, 4/15/16	USD	1,000,000	1,012,369
Wal-Mart Stores, Inc., 3.625%, 7/08/20	USD	5,000,000	5,407,740
Wal-Mart Stores, Inc., 5.800%, 2/15/18	USD	11,850,000	13,143,202
			236,530,340
TOTAL BONDS AND NOTES
(Identified Cost $735,595,887)			735,039,617

See notes to schedule of investments

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2015 (Unaudited) (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.0%
United States — 0.0%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	333,761	333,761
		333,762
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $333,762)		333,762
COLLATERAL FOR SECURITIES ON LOAN — 10.8%
Short-Term — 10.8%
State Street Navigator Securities Lending Prime Portfolio	80,303,285	80,303,285
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $80,303,285)		80,303,285

Total Investments — 109.6%
(Identified Cost $816,232,934)#		815,676,664
Liabilities, Less Cash and Other Assets — (9.6%)		(71,573,152)

Net Assets — 100.0%		$744,103,512

†	See Note 1.
(a)

A portion or all of the security/securities were held on loan. As of September 30, 2015, the market value of the securities on loan was $104,437,910. (b) 144A securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2015 amounted to $4,033,216 or 0.54% of the net assets of the Fund.

#

At September 30, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $816,232,934. Net unrealized depreciation aggregated $557,706 of which $3,486,352 related to appreciated investment securities and $4,044,058 related to depreciated investment securities.

Key to abbreviations:
GBP — British Pound
SGD — Singapore Dollar
USD — U.S. Dollar

See notes to schedule of investments

SA Global Fixed Income Fund

September 30, 2015
Country Weightings (% of portfolio market value)

Country	Percentage
United States	32.2%
Canada	11.7%
Australia	9.4%
Sweden	7.7%
Supranational	7.6%
Germany	5.5%
Netherlands	4.9%
France	4.8%
Norway	4.4%
Japan	3.0%
Other	8.8%
100.0%

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2015 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.4%
Aerospace & Defense — 3.0%
BE Aerospace, Inc.	2,400	$105,360
Boeing Co. (The)	31,168	4,081,450
BWX Technologies, Inc.	5,045	132,986
Cubic Corp.	500	20,970
Curtiss-Wright Corp.	1,268	79,148
DigitalGlobe, Inc.*	1,509	28,701
Engility Holdings, Inc.	495	12,761
Esterline Technologies Corp.*	600	43,134
General Dynamics Corp.	10,584	1,460,063
HEICO Corp.	677	33,092
HEICO Corp., Class A	1,226	55,673
Hexcel Corp.(a)	3,100	139,066
Honeywell International, Inc.	29,098	2,755,290
Huntington Ingalls Industries, Inc.	1,972	211,300
KLX, Inc.*	1,200	42,888
L-3 Communications Holdings, Inc.	2,026	211,757
Lockheed Martin Corp.	12,639	2,620,191
Moog, Inc., Class A*	1,100	59,477
Northrop Grumman Corp.	7,203	1,195,338
Orbital ATK, Inc.	1,499	107,733
Precision Castparts Corp.	3,224	740,585
Raytheon Co.	9,666	1,056,107
Rockwell Collins, Inc.	5,848	478,600
Spirit Aerosystems Holdings, Inc., Class A*	4,517	218,352
Teledyne Technologies, Inc.*	800	72,240
Textron, Inc.	8,122	305,712
TransDigm Group, Inc.*	1,820	386,586
Triumph Group, Inc.	1,120	47,130
United Technologies Corp.	30,214	2,688,744
Vectrus, Inc.*	366	8,067
		19,398,501
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.	6,400	433,792
Expeditors International of Washington, Inc.	7,407	348,499
FedEx Corp.	8,538	1,229,301
Forward Air Corp.	536	22,239
HUB Group, Inc., Class A*	982	35,755
United Parcel Service, Inc., Class B	33,744	3,330,195
UTi Worldwide, Inc.(a)*	2,400	11,016
XPO Logistics, Inc.(a)*	1,686	40,178
		5,450,975
Airlines — 0.9%
Alaska Air Group, Inc.	5,828	463,035
Allegiant Travel Co.	800	173,000
American Airlines Group, Inc.	31,460	1,221,592
Copa Holdings SA, Class A(a)	1,041	43,649
Delta Air Lines, Inc.	38,017	1,705,823
JetBlue Airways Corp.*	9,449	243,501
Southwest Airlines Co.	25,313	962,906
Spirit Airlines, Inc.*	2,600	122,980
United Continental Holdings, Inc.*	16,772	889,754
		5,826,240
Auto Components — 0.6%
American Axle & Manufacturing Holdings,
Inc.*	4,031	80,378
Autoliv, Inc.(a)	2,700	294,327
BorgWarner, Inc.	7,568	314,753
Cooper Tire & Rubber Co.	2,400	94,824
Dana Holding Corp.	6,712	106,587
Delphi Automotive PLC	13,800	1,049,352
Dorman Products, Inc.(a)*	1,109	56,437
Federal-Mogul Holdings Corp.*	1,249	8,531
Gentex Corp.	7,900	122,450
Gentherm, Inc.*	1,000	44,920
Goodyear Tire & Rubber Co. (The)	12,112	355,245
Horizon Global Corp.*	587	5,177
Johnson Controls, Inc.	21,276	879,975
Lear Corp.	2,724	296,317
Remy International, Inc.	414	12,110
Tenneco, Inc.*	2,500	111,925
Visteon Corp.*	1,205	121,994
		3,955,302
Automobiles — 0.6%
Ford Motor Co.	139,693	1,895,634
General Motors Co.	35,617	1,069,222
Harley-Davidson, Inc.(a)	8,822	484,328
Tesla Motors, Inc.(a)*	1,822	452,585
Thor Industries, Inc.	1,600	82,880
		3,984,649
Beverages — 2.5%
Boston Beer Co., Inc. (The), Class A*	422	88,877
Brown-Forman Corp., Class B	5,720	554,268
Brown-Forman Corp., Class A(a)	951	101,748
Coca-Cola Co. (The)	162,969	6,538,316
Coca-Cola Enterprises, Inc.	10,637	514,299
Constellation Brands, Inc., Class A	5,552	695,166
Dr Pepper Snapple Group, Inc.	8,222	649,949
Molson Coors Brewing Co., Class B	1,984	164,712
Monster Beverage Corp.*	2,202	297,578
PepsiCo, Inc.	70,540	6,651,922
		16,256,835
Biotechnology — 4.1%
AbbVie, Inc.	83,151	4,524,246
Acadia Pharmaceuticals, Inc.(a)*	1,311	43,355
Alexion Pharmaceuticals, Inc.*	4,965	776,476
Alkermes PLC*	1,979	116,108
Alnylam Pharmaceuticals, Inc.(a)*	1,290	103,664
Amgen, Inc.	24,256	3,355,090
Anacor Pharmaceuticals, Inc.*	538	63,328
Baxalta, Inc.	21,484	676,961
Biogen, Inc.*	9,350	2,728,424
BioMarin Pharmaceutical, Inc.*	2,310	243,289
Bluebird Bio, Inc.*	797	68,183
Celgene Corp.*	31,506	3,408,004
Cepheid, Inc.(a)*	1,400	63,280
Clovis Oncology, Inc.*	600	55,176
Dyax Corp.*	1,858	35,469
Gilead Sciences, Inc.	70,332	6,905,899
Incyte Corp.*	5,092	561,800
Insys Therapeutics, Inc.*	201	5,721
Intercept Pharmaceuticals, Inc.(a)*	257	42,626
Intrexon Corp.(a)*	900	28,620
Isis Pharmaceuticals, Inc.(a)*	1,621	65,521
Ligand Pharmaceuticals, Inc.*	774	66,293
Medivation, Inc.*	7,582	322,235
Myriad Genetics, Inc.(a)*	2,380	89,202
Neurocrine Biosciences, Inc.*	1,008	40,108
Novavax, Inc.(a)*	1,792	12,669
Opko Health, Inc.(a)*	3,300	27,753
Regeneron Pharmaceuticals, Inc.*	3,000	1,395,420
Seattle Genetics, Inc.(a)*	1,502	57,917
Ultragenyx Pharmaceutical, Inc.*	305	29,375
United Therapeutics Corp.*	1,427	187,280
Vertex Pharmaceuticals, Inc.*	3,276	341,163
		26,440,655
Building Products — 0.2%
A.O. Smith Corp.	2,350	153,197

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products (Continued)
Allegion PLC	4,250	$245,055
Apogee Enterprises, Inc.	400	17,860
Armstrong World Industries, Inc.*	1,422	67,886
Builders FirstSource, Inc.*	1,300	16,484
Fortune Brands Home & Security, Inc.	3,330	158,075
Lennox International, Inc.	1,992	225,753
Masco Corp.	15,358	386,715
Owens Corning	2,500	104,775
Simpson Manufacturing Co., Inc.	1,080	36,169
Trex Co., Inc.*	800	26,664
USG Corp.(a)*	2,828	75,281
		1,513,914
Capital Markets — 1.5%
Affiliated Managers Group, Inc.*	1,930	330,011
Ameriprise Financial, Inc.	6,714	732,699
Artisan Partners Asset Management, Inc.,
Class A(a)	1,440	50,731
Bank of New York Mellon Corp. (The)	25,536	999,734
BGC Partners, Inc., Class A	2,800	23,016
BlackRock, Inc.	1,652	491,420
Charles Schwab Corp. (The)	27,134	774,947
E*Trade Financial Corp.*	4,400	115,852
Eaton Vance Corp.	5,300	177,126
Evercore Partners, Inc., Class A	1,380	69,331
Federated Investors, Inc., Class B(a)	3,100	89,590
Financial Engines, Inc.(a)	700	20,629
Franklin Resources, Inc.	12,000	447,120
GAMCO Investors, Inc., Class A	200	10,980
Goldman Sachs Group, Inc. (The)	8,877	1,542,468
HFF, Inc., Class A	799	26,974
Interactive Brokers Group, Inc., Class A	1,400	55,258
Invesco Ltd.	10,025	313,081
Janus Capital Group, Inc.(a)	4,300	58,480
Legg Mason, Inc.	1,900	79,059
LPL Financial Holdings, Inc.(a)	2,967	117,998
Morgan Stanley	22,184	698,796
Northern Trust Corp.	4,994	340,391
NorthStar Asset Management Group, Inc.	4,587	65,869
Raymond James Financial, Inc.	2,600	129,038
SEI Investments Co.	4,110	198,225
State Street Corp.	5,888	395,732
Stifel Financial Corp.*	1,686	70,981
T Rowe Price Group, Inc.	10,102	702,089
TD Ameritrade Holding Corp.	7,939	252,778
Virtus Investment Partners, Inc.(a)	300	30,150
Waddell & Reed Financial, Inc., Class A	3,561	123,816
WisdomTree Investments, Inc.(a)	5,031	81,150
		9,615,519
Chemicals — 2.6%
Air Products & Chemicals, Inc.	6,347	809,750
Airgas, Inc.	2,287	204,298
Albemarle Corp.	3,027	133,491
Ashland, Inc.	1,318	132,617
Axiall Corp.	1,512	23,723
Balchem Corp.	785	47,704
Cabot Corp.	1,800	56,808
Celanese Corp., Series A	5,672	335,612
CF Industries Holdings, Inc.	10,154	455,915
Chemours Co/The	7,052	45,626
Chemtura Corp.*	2,756	78,877
Cytec Industries, Inc.	2,300	169,855
Dow Chemical Co. (The)	44,846	1,901,470
Eastman Chemical Co.	6,348	410,843
Ecolab, Inc.	9,393	1,030,600
EI Du Pont de Nemours & Co.	28,819	1,389,076
Flotek Industries, Inc.(a)*	1,026	17,134
FMC Corp.(a)	3,619	122,720
H.B. Fuller Co.	1,077	36,553
Huntsman Corp.	6,809	65,979
International Flavors & Fragrances, Inc.	3,158	326,095
LyondellBasell Industries NV, Class A	19,142	1,595,677
Minerals Technologies, Inc.	1,316	63,379
Monsanto Co.	19,039	1,624,788
Mosaic Co. (The)	7,749	241,071
NewMarket Corp.(a)	462	164,934
Olin Corp.	2,100	35,301
Platform Specialty Products Corp.*	1,155	14,611
PolyOne Corp.	2,800	82,152
PPG Industries, Inc.	10,610	930,391
Praxair, Inc.	14,061	1,432,253
RPM International, Inc.	4,928	206,434
Scotts Miracle-Gro Co. (The), Class A	2,064	125,533
Sensient Technologies Corp.	700	42,910
Sherwin Williams Co. (The)	3,887	865,946
Sigma-Aldrich Corp.	3,700	514,004
Tronox Ltd., Class A(a)	771	3,369
Valspar Corp.	3,512	252,443
W.R. Grace & Co.*	3,212	298,877
Westlake Chemical Corp.	1,930	100,148
		16,388,967
Commercial Banks — 3.7%
Associated Banc-Corp.	4,819	86,597
Bancorpsouth, Inc.	2,260	53,720
Bank of America Corp.	145,669	2,269,523
Bank of Hawaii Corp.(a)	900	57,141
Bank of the Ozarks, Inc.	2,978	130,317
BankUnited, Inc.	2,900	103,675
BB&T Corp.	12,973	461,839
BOK Financial Corp.(a)	696	45,038
Cathay General Bancorp	2,343	70,196
CIT Group, Inc.	3,383	135,422
Citigroup, Inc.	47,658	2,364,313
City National Corp.	1,133	99,772
Columbia Banking System, Inc.	1,612	50,311
Comerica, Inc.	2,700	110,970
Commerce Bancshares, Inc.(a)	2,018	91,940
Community Bank System, Inc.(a)	1,047	38,917
Cullen/Frost Bankers, Inc.(a)	1,300	82,654
CVB Financial Corp.(a)	2,712	45,290
East West Bancorp, Inc.	3,900	149,838
Fifth Third Bancorp	11,760	222,382
First Citizens BancShares, Inc., Class A	46	10,396
First Horizon National Corp.	5,445	77,210
First Niagara Financial Group, Inc.	9,560	97,608
First Republic Bank	2,906	182,410
FirstMerit Corp.	3,655	64,584
FNB Corp.	4,446	57,576
Fulton Financial Corp.	4,067	49,211
Glacier Bancorp, Inc.(a)	1,534	40,482
Hancock Holding Co.	2,100	56,805
Hilltop Holdings, Inc.*	1,633	32,350
Home Bancshares, Inc.	923	37,382
Huntington Bancshares, Inc.	20,992	222,515
Iberiabank Corp.	891	51,865
International Bancshares Corp.	1,350	33,791
Investors Bancorp, Inc.	5,282	65,180
JPMorgan Chase & Co.	88,268	5,381,700
KeyCorp	10,604	137,958

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
M&T Bank Corp.(a)	1,973	$240,607
MB Financial, Inc.	1,600	52,224
National Penn Bancshares, Inc.	3,400	39,950
Old National Bancorp	2,800	39,004
PacWest Bancorp	1,900	81,339
People's United Financial, Inc.(a)	6,618	104,101
Pinnacle Financial Partners, Inc.	241	11,908
PNC Financial Services Group, Inc. (The)	7,001	624,489
Popular, Inc.	2,182	65,962
PrivateBancorp, Inc.	2,000	76,660
Prosperity Bancshares, Inc.	1,226	60,209
Regions Financial Corp.	17,808	160,450
Signature Bank*	1,100	151,316
South State Corp.	99	7,610
SunTrust Banks, Inc.	7,363	281,561
SVB Financial Group*	1,100	127,094
Synovus Financial Corp.	3,279	97,058
TCF Financial Corp.	4,700	71,252
Texas Capital Bancshares, Inc.*	827	43,351
Trustmark Corp.(a)	1,900	44,023
UMB Financial Corp.	900	45,729
Umpqua Holdings Corp.	3,100	50,530
United Bankshares, Inc.(a)	1,262	47,943
US Bancorp	41,659	1,708,436
Valley National Bancorp(a)	5,707	56,157
Webster Financial Corp.	2,510	89,431
Wells Fargo & Co.	106,427	5,465,026
Westamerica Bancorporation(a)	500	22,220
Western Alliance Bancorp*	2,242	68,852
Wintrust Financial Corp.	1,100	58,773
Zions Bancorporation	4,266	117,486
		23,379,629
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	1,200	32,772
ADT Corp. (The)(a)	6,745	201,676
Brady Corp., Class A	1,600	31,456
Brink's Co. (The)	1,230	33,222
Cintas Corp.	3,947	338,455
Civeo Corp.	3,200	4,736
Clean Harbors, Inc.(a)*	1,735	76,288
Copart, Inc.*	4,171	137,226
Covanta Holding Corp.	3,570	62,297
Deluxe Corp.	2,000	111,480
Essendant, Inc.	900	29,187
Healthcare Services Group, Inc.(a)	2,053	69,186
Herman Miller, Inc.	2,059	59,382
HNI Corp.	1,066	45,731
Interface, Inc.	1,200	26,928
KAR Auction Services, Inc.	3,950	140,225
Mobile Mini, Inc.	1,083	33,346
MSA Safety, Inc.	1,100	43,967
Pitney Bowes, Inc.(a)	9,123	181,092
R.R. Donnelley & Sons Co.(a)	8,595	125,143
Republic Services, Inc.	7,222	297,546
Rollins, Inc.	4,221	113,418
Steelcase, Inc., Class A	3,679	67,730
Stericycle, Inc.*	2,694	375,301
Tetra Tech, Inc.	1,092	26,547
Tyco International PLC	9,051	302,846
UniFirst Corp.	477	50,948
Waste Connections, Inc.	3,537	171,827
Waste Management, Inc.	18,787	935,781
West Corp.	700	15,680
		4,141,419
Communications Equipment — 1.1%
ADTRAN, Inc.	1,300	18,980
Arista Networks, Inc.(a)*	864	52,868
ARRIS Group, Inc.*	4,250	110,373
Brocade Communications Systems, Inc.	11,672	121,155
Ciena Corp.*	6,311	130,764
Cisco Systems, Inc.	113,113	2,969,216
CommScope Holding Co., Inc.*	4,927	147,958
EchoStar Corp., Class A*	1,040	44,751
F5 Networks, Inc.(a)*	2,800	324,240
Finisar Corp.*	2,900	32,277
Harris Corp.	4,240	310,156
InterDigital, Inc.(a)	1,772	89,663
Juniper Networks, Inc.	6,704	172,360
Lumentum Holdings, Inc.*	1,020	17,289
Motorola Solutions, Inc.	2,888	197,481
NetScout Systems, Inc.*	1,476	52,206
Palo Alto Networks, Inc.(a)*	1,055	181,460
Plantronics, Inc.	1,300	66,105
Polycom, Inc.*	2,400	25,152
QUALCOMM, Inc.	34,750	1,867,118
Ubiquiti Networks, Inc.(a)	932	31,586
Viasat, Inc.(a)*	637	40,953
Viavi Solutions, Inc.*	5,100	27,387
		7,031,498
Computers & Peripherals — 5.0%
3D Systems Corp.(a)*	1,421	16,412
Apple, Inc.	240,102	26,483,251
Diebold, Inc.(a)	1,908	56,801
Electronics for Imaging, Inc.*	1,399	60,549
EMC Corp.	54,932	1,327,157
Hewlett-Packard Co.	74,283	1,902,388
Lexmark International, Inc., Class A	2,372	68,741
NCR Corp.*	5,050	114,887
NetApp, Inc.	9,674	286,350
SanDisk Corp.	6,700	364,011
Seagate Technology PLC(a)	15,309	685,843
Stratasys Ltd.(a)*	981	25,987
Western Digital Corp.	7,591	603,029
		31,995,406
Construction & Engineering — 0.2%
AECOM*	3,178	87,427
Chicago Bridge & Iron Co. NV(a)	4,062	161,099
Dycom Industries, Inc.*	1,788	129,380
EMCOR Group, Inc.	1,700	75,225
Fluor Corp.	5,766	244,190
Granite Construction, Inc.	245	7,269
Jacobs Engineering Group, Inc.*	3,103	116,145
KBR, Inc.	2,987	49,763
MasTec, Inc.*	2,200	34,826
Primoris Services Corp.(a)	1,000	17,910
Quanta Services, Inc.(a)*	3,524	85,316
		1,008,550
Construction Materials — 0.1%
Eagle Materials, Inc.	1,471	100,646
Martin Marietta Materials, Inc.(a)	1,003	152,406
Vulcan Materials Co.	1,884	168,052
		421,104
Consumer Finance — 0.9%
Ally Financial, Inc.*	11,880	242,114
American Express Co.	36,564	2,710,489
Capital One Financial Corp.	12,301	892,068

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Consumer Finance (Continued)
Credit Acceptance Corp.(a)*	284	$55,911
Discover Financial Services	17,294	899,115
First Cash Financial Services, Inc.*	800	32,048
Navient Corp.	13,453	151,212
Nelnet, Inc., Class A	156	5,399
PRA Group, Inc.(a)*	1,500	79,380
Santander Consumer USA Holdings, Inc.*	3,992	81,517
SLM Corp.*	15,724	116,358
Springleaf Holdings, Inc.*	2,093	91,506
Synchrony Financial(a)*	4,773	149,395
		5,506,512
Containers & Packaging — 0.5%
Aptargroup, Inc.	2,399	158,238
Avery Dennison Corp.	4,156	235,105
Ball Corp.	6,474	402,683
Bemis Co., Inc.	3,432	135,804
Berry Plastics Group, Inc.*	3,899	117,243
Crown Holdings, Inc.*	6,057	277,108
Graphic Packaging Holding Co.	13,226	169,161
Greif, Inc., Class A(a)	1,000	31,910
Owens-Illinois, Inc.*	6,988	144,791
Packaging Corp. of America	4,165	250,566
Sealed Air Corp.	9,671	453,377
Silgan Holdings, Inc.	1,968	102,415
Sonoco Products Co.	3,106	117,220
WestRock Co.	6,794	349,483
		2,945,104
Distributors — 0.1%
Genuine Parts Co.	5,605	464,598
LKQ Corp.*	9,191	260,657
Pool Corp.	1,885	136,286
		861,541
Diversified Consumer Services — 0.2%
Apollo Education Group, Inc.*	4,463	49,361
Bright Horizons Family Solutions, Inc.*	982	63,084
DeVry Education Group, Inc.(a)	1,600	43,536
Graham Holdings Co., Class B	100	57,700
Grand Canyon Education, Inc.*	2,002	76,056
H&R Block, Inc.	10,571	382,670
Houghton Mifflin Harcourt Co.*	2,049	41,615
Service Corp. International	9,025	244,577
Sotheby's, Class A(a)	1,900	60,762
		1,019,361
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B*	48,672	6,346,829
CBOE Holdings, Inc.	3,888	260,807
CME Group, Inc.	5,268	488,554
FNFV Group*	2,320	27,190
Intercontinental Exchange, Inc.	1,725	405,358
Leucadia National Corp.	4,626	93,723
MarketAxess Holdings, Inc.	1,100	102,168
McGraw-Hill Financial, Inc.	12,709	1,099,328
Moody's Corp.	5,690	558,758
MSCI, Inc., Class A	3,286	195,386
Nasdaq, Inc.	1,536	81,915
Voya Financial, Inc.	3,093	119,916
		9,779,932
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	195,406	6,366,328
CenturyLink, Inc.(a)	13,499	339,095
Cogent Communications Holdings, Inc.(a)	1,148	31,180
Frontier Communications Corp.	29,000	137,750
Level 3 Communications, Inc.*	7,431	324,660
Verizon Communications, Inc.	199,583	8,683,856
Windstream Holdings, Inc.(a)	4,665	28,643
		15,911,512
Electric Utilities — 1.6%
Allete, Inc.	1,400	70,686
American Electric Power Co., Inc.	15,236	866,319
Cleco Corp.	1,800	95,832
Duke Energy Corp.	19,841	1,427,361
Edison International	10,408	656,433
El Paso Electric Co.	1,200	44,184
Entergy Corp.	5,100	332,010
Eversource Energy	10,311	521,943
Exelon Corp.	26,913	799,316
FirstEnergy Corp.	12,263	383,954
Great Plains Energy, Inc.	4,084	110,350
Hawaiian Electric Industries, Inc.	3,245	93,099
IDACORP, Inc.	1,576	101,983
ITC Holdings Corp.	5,154	171,834
NextEra Energy, Inc.	14,277	1,392,721
OGE Energy Corp.	5,140	140,630
Pepco Holdings, Inc.	7,200	174,384
Pinnacle West Capital Corp.	3,190	204,607
PNM Resources, Inc.	2,600	72,930
Portland General Electric Co.	2,100	77,637
PPL Corp.	20,485	673,752
Southern Co. (The)(a)	28,419	1,270,329
UIL Holdings Corp.	1,433	72,037
Westar Energy, Inc.	3,598	138,307
Xcel Energy, Inc.	13,894	491,987
		10,384,625
Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,579	277,241
AMETEK, Inc.	7,303	382,093
Babcock & Wilcox Enterprises, Inc.*	1,486	24,965
Eaton Corp. PLC	6,371	326,832
Emerson Electric Co.	31,803	1,404,739
EnerSys	1,200	64,296
Franklin Electric Co., Inc.	1,200	32,676
Generac Holdings, Inc.(a)*	3,000	90,270
Hubbell, Inc., Class A	100	10,814
Hubbell, Inc., Class B	1,594	135,410
Regal Beloit Corp.	967	54,587
Rockwell Automation, Inc.	5,603	568,536
Sensata Technologies Holding NV(a)*	5,879	260,675
SolarCity Corp.(a)*	600	25,626
		3,658,760
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	12,606	642,402
Anixter International, Inc.*	800	46,224
Arrow Electronics, Inc.*	2,685	148,427
Avnet, Inc.	4,200	179,256
Belden, Inc.	1,290	60,230
CDW Corp.	6,754	275,968
Cognex Corp.	1,853	63,688
Coherent, Inc.*	580	31,726
Corning, Inc.	16,902	289,362
Daktronics, Inc.	100	867
Dolby Laboratories, Inc., Class A(a)	1,100	35,860
FEI Co.	1,098	80,198
Flextronics International Ltd.*	4,828	50,887
FLIR Systems, Inc.	2,777	77,728
Ingram Micro, Inc., Class A	4,200	114,408
IPG Photonics Corp.*	700	53,179

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Itron, Inc.*	545	$17,391
Jabil Circuit, Inc.	5,400	120,798
Keysight Technologies, Inc.*	4,337	133,753
Knowles Corp.(a)*	1,850	34,096
Littelfuse, Inc.	380	34,637
Methode Electronics, Inc.	400	12,760
National Instruments Corp.	1,558	43,297
OSI Systems, Inc.*	572	44,021
Plexus Corp.*	900	34,722
Sanmina Corp.*	900	19,233
SYNNEX Corp.	735	62,519
TE Connectivity Ltd.	12,798	766,472
Tech Data Corp.*	1,300	89,050
Trimble Navigation Ltd.*	6,928	113,758
Vishay Intertechnology, Inc.(a)	4,130	40,020
Zebra Technologies Corp., Class A(a)*	1,344	102,883
		3,819,820
Energy Equipment & Services — 1.0%
Atwood Oceanics, Inc.(a)	1,100	16,291
Baker Hughes, Inc.	10,910	567,756
Bristow Group, Inc.	1,083	28,331
Cameron International Corp.*	6,292	385,826
CARBO Ceramics, Inc.(a)	300	5,697
Core Laboratories NV(a)	1,754	175,049
Diamond Offshore Drilling, Inc.(a)	1,386	23,978
Dril-Quip, Inc.*	900	52,398
Era Group, Inc.*	400	5,988
Exterran Holdings, Inc.	1,688	30,384
FMC Technologies, Inc.*	8,904	276,024
Forum Energy Technologies, Inc.*	1,368	16,703
Gulfmark Offshore, Inc., Class A(a)	600	3,666
Halliburton Co.	27,475	971,241
Helix Energy Solutions Group, Inc.*	2,643	12,660
Helmerich & Payne, Inc.(a)	3,200	151,232
Hornbeck Offshore Services, Inc.*	900	12,177
McDermott International, Inc.(a)*	6,400	27,520
Nabors Industries Ltd.	8,800	83,160
National Oilwell Varco, Inc.	8,890	334,709
Noble Corp. PLC(a)	9,693	105,751
Oceaneering International, Inc.	3,600	141,408
Oil States International, Inc.*	1,400	36,582
Pacific Drilling SA(a)*	27	34
Paragon Offshore PLC(a)	1,797	431
Patterson-UTI Energy, Inc.	4,300	56,502
Rowan Cos. PLC, Class A	2,805	45,301
RPC, Inc.(a)	2,914	25,789
Schlumberger Ltd.	39,187	2,702,727
SEACOR Holdings, Inc.*	500	29,905
Seventy Seven Energy, Inc.(a)*	1,342	1,852
Superior Energy Services, Inc.	2,568	32,434
Tidewater, Inc.(a)	1,400	18,396
Transocean Ltd.(a)	7,035	90,892
Unit Corp.(a)*	1,300	14,638
US Silica Holdings, Inc.(a)	1,912	26,940
Weatherford International PLC(a)*	17,957	152,275
		6,662,647
Food & Staples Retailing — 2.4%
Andersons, Inc. (The)	486	16,553
Casey's General Stores, Inc.	1,495	153,865
Costco Wholesale Corp.	17,536	2,535,179
CVS Health Corp.	35,418	3,417,129
Fresh Market, Inc. (The)*	1,100	24,849
Kroger Co. (The)	43,800	1,579,866
PriceSmart, Inc.	600	46,404
Rite Aid Corp.*	44,924	272,689
Sprouts Farmers Market, Inc.(a)*	3,616	76,298
SUPERVALU, Inc.*	5,600	40,208
Sysco Corp.(a)	19,568	762,565
United Natural Foods, Inc.*	1,400	67,914
Wal-Mart Stores, Inc.	64,795	4,201,308
Walgreens Boots Alliance, Inc.	19,856	1,650,034
Weis Markets, Inc.	600	25,050
Whole Foods Market, Inc.	11,307	357,866
		15,227,777
Food Products — 1.7%
Archer-Daniels-Midland Co.	14,721	610,185
B&G Foods, Inc.(a)	2,070	75,452
Bunge Ltd.	2,811	206,046
Cal-Maine Foods, Inc.(a)	1,089	59,470
Campbell Soup Co.(a)	8,657	438,737
ConAgra Foods, Inc.	9,827	398,092
Darling Ingredients, Inc.*	3,337	37,508
Dean Foods Co.	2,592	42,820
Flowers Foods, Inc.	5,407	133,769
Fresh Del Monte Produce, Inc.	1,100	43,461
General Mills, Inc.	25,922	1,455,002
Hain Celestial Group, Inc. (The)(a)*	2,595	133,902
Hershey Co. (The)	7,200	661,536
Hormel Foods Corp.	4,595	290,909
Ingredion, Inc.	2,264	197,670
J&J Snack Foods Corp.	457	51,943
J.M. Smucker Co. (The)	1,960	223,616
Kellogg Co.	10,539	701,371
Keurig Green Mountain, Inc.(a)	3,900	203,346
Kraft Heinz Co/The	27,548	1,944,338
Lancaster Colony Corp.	722	70,381
McCormick & Co., Inc.(a)	4,823	396,354
Mead Johnson Nutrition Co.	9,381	660,422
Mondelez International, Inc., Class A	24,110	1,009,486
Pilgrim's Pride Corp.(a)	1,700	35,326
Pinnacle Foods, Inc.	2,496	104,533
Post Holdings, Inc.*	943	55,731
Sanderson Farms, Inc.(a)	839	57,530
Snyders-Lance, Inc.	1,354	45,670
Tootsie Roll Industries, Inc.(a)	330	10,326
TreeHouse Foods, Inc.*	1,116	86,814
Tyson Foods, Inc., Class A	7,102	306,096
WhiteWave Foods Co., Class A*	5,574	223,791
		10,971,633
Gas Utilities — 0.2%
AGL Resources, Inc.	3,357	204,911
Atmos Energy Corp.	2,900	168,722
Laclede Group, Inc. (The)	963	52,513
National Fuel Gas Co.(a)	2,000	99,960
New Jersey Resources Corp.	2,300	69,069
ONE Gas, Inc.(a)	1,600	72,528
Piedmont Natural Gas Co., Inc.	2,300	92,161
Questar Corp.	5,200	100,932
South Jersey Industries, Inc.	1,600	40,400
Southwest Gas Corp.	1,343	78,324
UGI Corp.	5,299	184,511
WGL Holdings, Inc.	1,400	80,738
		1,244,769
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	28,735	1,155,722
ABIOMED, Inc.*	957	88,771
Alere, Inc.*	2,200	105,930

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Align Technology, Inc.*	2,300	$130,548
Baxter International, Inc.	18,859	619,518
Becton Dickinson and Co.	4,806	637,564
Boston Scientific Corp.*	17,827	292,541
Cantel Medical Corp.	1,074	60,896
Cooper Companies, Inc. (The)	670	99,736
CR Bard, Inc.	3,279	610,911
Cyberonics, Inc.*	1,115	67,770
DENTSPLY International, Inc.	3,375	170,674
DexCom, Inc.*	1,483	127,330
Edwards Lifesciences Corp.*	3,374	479,682
Globus Medical, Inc., Class A*	1,500	30,990
Haemonetics Corp.*	1,000	32,320
Halyard Health, Inc.*	2,156	61,317
Hill-Rom Holdings, Inc.	1,606	83,496
Hologic, Inc.*	6,826	267,101
Idexx Laboratories, Inc.(a)*	4,366	324,176
Integra LifeSciences Holdings Corp.*	800	47,640
Intuitive Surgical, Inc.*	900	413,622
Masimo Corp.*	1,500	57,840
Medtronic PLC	19,501	1,305,397
Neogen Corp.*	167	7,513
NuVasive, Inc.*	1,369	66,013
ResMed, Inc.	4,096	208,732
SeaSpine Holdings Corp.*	266	4,309
Sirona Dental Systems, Inc.*	1,700	158,678
St. Jude Medical, Inc.	10,312	650,584
STERIS Corp.	1,900	123,443
Stryker Corp.	9,724	915,028
Teleflex, Inc.(a)	764	94,897
Thoratec Corp.*	863	54,593
Varian Medical Systems, Inc.*	3,805	280,733
West Pharmaceutical Services, Inc.	1,773	95,955
Zimmer Biomet Holdings, Inc.	2,766	259,810
		10,191,780
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.*	1,672	110,803
Aetna, Inc.	10,865	1,188,740
Air Methods Corp.(a)*	1,200	40,908
AmerisourceBergen Corp.	2,652	251,914
AMN Healthcare Services, Inc.*	1,200	36,012
Amsurg Corp.*	1,267	98,459
Anthem, Inc.	5,802	812,280
Brookdale Senior Living, Inc.(a)*	3,601	82,679
Cardinal Health, Inc.	13,412	1,030,310
Centene Corp.*	4,100	222,343
Chemed Corp.	540	72,074
CIGNA Corp.	8,271	1,116,750
Community Health Systems, Inc.*	4,567	195,331
DaVita HealthCare Partners, Inc.*	5,442	393,620
Envision Healthcare Holdings, Inc.*	5,864	215,737
ExamWorks Group, Inc.(a)*	300	8,772
Express Scripts Holding Co.*	21,531	1,743,150
HCA Holdings, Inc.*	10,531	814,678
Health Net, Inc.*	2,200	132,484
Healthsouth Corp.	3,958	151,868
Henry Schein, Inc.*	2,586	343,214
Humana, Inc.	3,785	677,515
Kindred Healthcare, Inc.	1,371	21,593
Laboratory Corp. of America Holdings*	2,418	262,280
LifePoint Health, Inc.*	1,533	108,690
Magellan Health, Inc.*	708	39,244
McKesson Corp.	8,759	1,620,678
Mednax, Inc.*	2,900	222,691
Molina Healthcare, Inc.*	1,439	99,075
Owens & Minor, Inc.(a)	1,695	54,138
Patterson Cos., Inc.	2,215	95,799
Premier, Inc., Class A*	455	15,638
Quest Diagnostics, Inc.	4,415	271,390
Select Medical Holdings Corp.	2,804	30,255
Team Health Holdings, Inc.*	3,194	172,572
Tenet Healthcare Corp.(a)*	4,329	159,827
UnitedHealth Group, Inc.	37,136	4,308,147
Universal Health Services, Inc., Class B	3,403	424,728
VCA, Inc.*	1,928	101,509
WellCare Health Plans, Inc.*	703	60,585
		17,808,480
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*	2,600	32,240
athenahealth, Inc.(a)*	848	113,081
Cerner Corp.*	9,114	546,475
HMS Holdings Corp.*	549	4,815
IMS Health Holdings, Inc.*	4,116	119,776
MedAssets, Inc.*	1,584	31,775
Veeva Systems, Inc., Class A(a)*	1,900	44,479
		892,641
Hotels, Restaurants & Leisure — 2.7%
Aramark	8,191	242,781
Belmond Ltd., Class A*	1,547	15,640
Bloomin' Brands, Inc.	4,402	80,028
Bob Evans Farms, Inc.	800	34,680
Brinker International, Inc.(a)	2,399	126,355
Buffalo Wild Wings, Inc.*	843	163,061
Carnival Corp.	7,055	350,634
Cheesecake Factory, Inc. (The)	1,877	101,283
Chipotle Mexican Grill, Inc.*	1,200	864,300
Choice Hotels International, Inc.	1,000	47,650
Churchill Downs, Inc.	115	15,388
ClubCorp Holdings, Inc.	110	2,361
Cracker Barrel Old Country Store, Inc.(a)	700	103,096
Darden Restaurants, Inc.	3,262	223,577
Diamond Resorts International, Inc.(a)*	1,666	38,968
DineEquity, Inc.	453	41,522
Domino's Pizza, Inc.	1,690	182,368
Dunkin' Brands Group, Inc.(a)	2,994	146,706
Fiesta Restaurant Group, Inc.*	484	21,959
Hilton Worldwide Holdings, Inc.	11,091	254,428
Hyatt Hotels Corp., Class A*	800	37,680
International Game Technology PLC	1,437	22,029
Interval Leisure Group, Inc.	974	17,883
J Alexander S Holdings, Inc.	401	3,995
Jack in the Box, Inc.	1,879	144,758
Krispy Kreme Doughnuts, Inc.*	1,700	24,871
La Quinta Holdings, Inc.*	615	9,705
Las Vegas Sands Corp.(a)	18,663	708,634
Marriott International, Inc., Class A(a)	6,366	434,161
Marriott Vacations Worldwide Corp.	295	20,101
McDonald's Corp.	45,687	4,501,540
MGM Resorts International*	11,853	218,688
Norwegian Cruise Line Holdings Ltd.*	4,276	245,015
Panera Bread Co., Class A(a)*	1,166	225,516
Papa John's International, Inc.	1,461	100,049
Restaurant Brands International, Inc.	2,848	102,300
Royal Caribbean Cruises Ltd.	3,973	353,955
Scientific Games Corp., Class A(a)*	1,400	14,630
SeaWorld Entertainment, Inc.(a)	2,000	35,620
Six Flags Entertainment Corp.	2,952	135,143
Sonic Corp.	1,700	39,015

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Starbucks Corp.	70,918	$4,030,979
Starwood Hotels & Resorts Worldwide, Inc.	7,200	478,656
Texas Roadhouse, Inc.	1,857	69,080
Vail Resorts, Inc.	1,332	139,434
Wendy's Co. (The)	7,777	67,271
Wyndham Worldwide Corp.	4,979	357,990
Wynn Resorts Ltd.(a)	2,638	140,131
Yum! Brands, Inc.	20,879	1,669,276
		17,404,890
Household Durables — 0.5%
DR Horton, Inc.	6,639	194,921
Garmin Ltd.	2,389	85,717
GoPro, Inc.(a)*	3,045	95,065
Harman International Industries, Inc.	2,025	194,380
Helen of Troy Ltd.*	818	73,047
Jarden Corp.*	2,613	127,724
KB Home(a)	922	12,493
La-Z-Boy, Inc.	1,500	39,840
Leggett & Platt, Inc.	4,300	177,375
Lennar Corp., Class A(a)	3,700	178,081
Lennar Corp., Class B	329	13,028
Meritage Homes Corp.*	900	32,868
Mohawk Industries, Inc.*	1,413	256,869
Newell Rubbermaid, Inc.	10,190	404,645
NVR, Inc.*	159	242,510
PulteGroup, Inc.	5,147	97,124
Ryland Group, Inc. (The)(a)	1,375	56,141
Standard Pacific Corp.*	2,641	21,128
Taylor Morrison Home Corp., Class A(a)*	469	8,752
Tempur Sealy International, Inc.*	2,741	195,790
Toll Brothers, Inc.*	3,000	102,720
TopBuild Corp.*	1,706	52,835
Tupperware Brands Corp.(a)	2,245	111,105
Whirlpool Corp.	2,639	388,619
		3,162,777
Household Products — 1.6%
Church & Dwight Co., Inc.	5,394	452,557
Clorox Co. (The)(a)	5,655	653,322
Colgate-Palmolive Co.	42,125	2,673,252
Energizer Holdings, Inc.	1,400	54,194
HRG Group, Inc.*	742	8,704
Kimberly-Clark Corp.	17,248	1,880,722
Procter & Gamble Co. (The)	60,414	4,346,183
Spectrum Brands Holdings, Inc.	817	74,764
		10,143,698
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	23,347	228,567
Calpine Corp.*	10,394	151,753
Dynegy, Inc.(a)*	1,700	35,139
NRG Energy, Inc.	5,265	78,185
NRG Yield, Inc., Class A(a)	475	5,296
NRG Yield, Inc., Class C(a)	475	5,515
Pattern Energy Group, Inc.(a)	560	10,690
Talen Energy Corp.*	2,558	25,836
		540,981
Industrial Conglomerates — 1.5%
3M Co.	29,357	4,161,942
Carlisle Cos., Inc.	1,835	160,342
Danaher Corp.	19,089	1,626,574
General Electric Co.	134,306	3,387,197
Raven Industries, Inc.(a)	939	15,916
Roper Technologies, Inc.	2,300	360,410
		9,712,381
Insurance — 2.1%
ACE Ltd.(a)	5,260	543,884
Aflac, Inc.	9,855	572,871
Alleghany Corp.*	332	155,413
Allied World Assurance Co., Holdings Ltd.	2,343	89,432
Allstate Corp. (The)	9,625	560,560
American Equity Investment Life Holding Co.(a)	3,500	81,585
American Financial Group, Inc.	1,500	103,365
American International Group, Inc.	19,300	1,096,626
American National Insurance Co.	317	30,952
Amtrust Financial Services, Inc.	990	62,350
Aon PLC	8,957	793,680
Arch Capital Group Ltd.*	1,505	110,572
Arthur J Gallagher & Co.	3,180	131,270
Aspen Insurance Holdings Ltd.	2,100	97,587
Assurant, Inc.	1,504	118,831
Assured Guaranty Ltd.	4,900	122,500
Axis Capital Holdings Ltd.	2,200	118,184
Brown & Brown, Inc.	3,200	99,104
Chubb Corp. (The)	4,027	493,912
Cincinnati Financial Corp.	2,315	124,547
CNA Financial Corp.	559	19,526
CNO Financial Group, Inc.	5,300	99,693
Endurance Specialty Holdings Ltd.	1,200	73,236
Enstar Group Ltd.(a)*	300	45,000
Erie Indemnity Co., Class A	830	68,840
Everest Re Group Ltd.	1,000	173,340
First American Financial Corp.(a)	2,357	92,088
FNF Group	3,562	126,344
Genworth Financial, Inc., Class A*	9,167	42,352
Hanover Insurance Group, Inc. (The)	1,273	98,912
Hartford Financial Services Group, Inc.	10,192	466,590
HCC Insurance Holdings, Inc.	2,301	178,258
Kemper Corp.	1,200	42,444
Lincoln National Corp.	3,358	159,371
Loews Corp.	4,514	163,136
Markel Corp.*	100	80,186
Marsh & McLennan Cos., Inc.	20,018	1,045,340
MBIA, Inc.*	3,900	23,712
Mercury General Corp.	800	40,408
MetLife, Inc.	12,686	598,145
Old Republic International Corp.	5,675	88,757
PartnerRe Ltd.	1,300	180,544
Primerica, Inc.	1,400	63,098
Principal Financial Group, Inc.	7,385	349,606
ProAssurance Corp.	1,800	88,326
Progressive Corp. (The)	17,568	538,284
Prudential Financial, Inc.	7,376	562,125
Reinsurance Group of America, Inc.	777	70,388
RenaissanceRe Holdings Ltd.	1,123	119,397
RLI Corp.	1,000	53,530
Selective Insurance Group, Inc.	100	3,106
StanCorp Financial Group, Inc.	1,400	159,880
Symetra Financial Corp.	1,029	32,558
Torchmark Corp.	2,001	112,856
Travelers Companies, Inc. (The)	13,042	1,298,070
Unum Group	3,100	99,448
Validus Holdings Ltd.	1,687	76,033
Willis Group Holdings PLC	4,048	165,847
WR Berkley Corp.	2,531	137,610
XL Group PLC	4,581	166,382
		13,509,991

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet & Catalog Retail — 2.0%
Amazon.com, Inc.*	15,861	$8,119,087
Expedia, Inc.	4,289	504,730
Groupon, Inc.(a)*	7,600	24,776
HSN, Inc.	1,490	85,288
Lands' End, Inc.(a)*	357	9,643
Liberty Interactive Corp. QVC Group, Class A*	9,939	260,700
Liberty TripAdvisor Holdings, Inc., Class A*	2,162	47,932
Liberty Ventures, Series A*	3,575	144,251
Netflix, Inc.(a)*	9,100	939,666
Priceline Group, Inc. (The)*	2,084	2,577,616
Shutterfly, Inc.*	562	20,091
TripAdvisor, Inc.(a)*	3,815	240,421
		12,974,201
Internet Software & Services — 2.6%
Akamai Technologies, Inc.*	5,452	376,515
Bankrate, Inc.*	1,027	10,629
Cimpress NV(a)*	87	6,622
CoStar Group, Inc.*	565	97,779
Dealertrack Technologies, Inc.*	1,153	72,824
eBay, Inc.*	40,271	984,223
Envestnet, Inc.(a)*	90	2,697
Facebook, Inc., Class A*	47,045	4,229,346
Google, Inc., Class A*	6,997	4,466,675
Google, Inc., Class C*	7,459	4,538,205
HomeAway, Inc.*	900	23,886
IAC/InterActiveCorp	2,053	133,999
j2 Global, Inc.	1,013	71,771
LinkedIn Corp., Class A*	1,505	286,146
NIC, Inc.	1,910	33,826
Pandora Media, Inc.*	2,844	60,691
Rackspace Hosting, Inc.*	4,221	104,174
Shutterstock, Inc.(a)*	191	5,776
Twitter, Inc.(a)*	7,471	201,269
VeriSign, Inc.(a)*	3,800	268,128
Web.com Group, Inc.*	1,185	24,980
WebMD Health Corp.*	1,117	44,501
Yahoo!, Inc.*	12,611	364,584
Zillow Group, Inc.(a)*	872	23,544
Zillow Group, Inc., Class A(a)*	436	12,526
		16,445,316
IT Services — 4.5%
Accenture PLC, Class A	30,618	3,008,525
Acxiom Corp.*	2,292	45,290
Alliance Data Systems Corp.*	2,927	758,034
Amdocs Ltd.	2,698	153,462
Automatic Data Processing, Inc.	18,744	1,506,268
Blackhawk Network Holdings, Inc.*	1,743	73,886
Booz Allen Hamilton Holding Corp.	3,898	102,167
Broadridge Financial Solutions, Inc.	5,322	294,573
CACI International, Inc., Class A*	756	55,921
Cardtronics, Inc.*	1,505	49,213
Cognizant Technology Solutions Corp.,
Class A*	18,484	1,157,283
Computer Sciences Corp.	3,495	214,523
Convergys Corp.	3,200	73,952
CoreLogic, Inc.*	3,207	119,397
DST Systems, Inc.	1,406	147,827
EPAM Systems, Inc.*	1,405	104,701
Euronet Worldwide, Inc.*	1,400	103,726
Fidelity National Information Services, Inc.	8,383	562,332
Fiserv, Inc.*	9,400	814,134
FleetCor Technologies, Inc.*	2,330	320,655
Gartner, Inc., Class A*	2,845	238,781
Genpact Ltd.*	3,590	84,760
Global Payments, Inc.	3,229	370,463
Heartland Payment Systems, Inc.	1,360	85,694
International Business Machines Corp.	44,176	6,404,195
Jack Henry & Associates, Inc.	2,700	187,947
Leidos Holdings, Inc.	913	37,716
Mastercard, Inc., Class A	48,136	4,338,016
MAXIMUS, Inc.	3,001	178,740
NeuStar, Inc., Class A(a)*	1,900	51,699
Paychex, Inc.	14,712	700,732
PayPal Holdings, Inc.*	15,078	468,021
Sabre Corp.	5,211	141,635
Science Applications International Corp.	1,571	63,170
Syntel, Inc.*	1,200	54,372
Teradata Corp.(a)*	3,371	97,624
Total System Services, Inc.	6,258	284,301
Unisys Corp.*	917	10,912
Vantiv, Inc., Class A*	6,385	286,814
VeriFone Systems, Inc.*	2,891	80,167
Visa, Inc., Class A(a)	63,052	4,392,202
Western Union Co. (The)(a)	23,670	434,581
WEX, Inc.*	1,363	118,363
Xerox Corp.	24,692	240,253
		29,017,027
Leisure Equipment & Products — 0.2%
Brunswick Corp.	2,766	132,464
Hasbro, Inc.(a)	4,346	313,520
Mattel, Inc.(a)	10,566	222,520
Polaris Industries, Inc.(a)	2,893	346,784
Vista Outdoor, Inc.*	2,160	95,969
		1,111,257
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	7,000	240,310
Bio-Rad Laboratories, Inc., Class A*	700	94,017
Bio-Techne Corp.	886	81,920
Bruker Corp.*	2,422	39,793
Charles River Laboratories International, Inc.*	1,850	117,512
Illumina, Inc.*	4,674	821,783
Mettler-Toledo International, Inc.*	1,316	374,718
Parexel International Corp.*	2,045	126,626
PerkinElmer, Inc.	2,100	96,516
Quintiles Transnational Holdings, Inc.*	2,421	168,429
Thermo Fisher Scientific, Inc.	7,927	969,313
Waters Corp.*	2,500	295,525
		3,426,462
Machinery — 1.7%
Actuant Corp., Class A	1,908	35,088
AGCO Corp.(a)	2,207	102,912
Allison Transmission Holdings, Inc.	6,306	168,307
Barnes Group, Inc.	800	28,840
Caterpillar, Inc.(a)	23,611	1,543,215
Chart Industries, Inc.*	663	12,736
CLARCOR, Inc.	1,500	71,520
Colfax Corp.(a)*	1,602	47,916
Crane Co.	1,500	69,915
Cummins, Inc.	6,062	658,212
Deere & Co.(a)	15,657	1,158,618
Donaldson Co., Inc.(a)	5,304	148,936
Dover Corp.	6,626	378,875
EnPro Industries, Inc.	200	7,834
Flowserve Corp.(a)	5,932	244,043

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Graco, Inc.(a)	2,723	$182,523
Greenbrier Cos., Inc. (The)(a)	500	16,055
Harsco Corp.	2,911	26,403
Hillenbrand, Inc.	1,890	49,159
Hyster-Yale Materials Handling, Inc.	300	17,349
IDEX Corp.	2,500	178,250
Illinois Tool Works, Inc.	15,000	1,234,650
Ingersoll-Rand PLC	7,939	403,063
ITT Corp.	1,944	64,988
Joy Global, Inc.(a)	2,250	33,593
Kennametal, Inc.(a)	2,100	52,269
Lincoln Electric Holdings, Inc.	2,291	120,117
Manitowoc Co., Inc. (The)	5,372	80,580
Middleby Corp.*	1,500	157,785
Mueller Industries, Inc.	1,390	41,116
Mueller Water Products, Inc., Class A	5,028	38,514
Nordson Corp.	2,147	135,132
Oshkosh Corp.(a)	2,000	72,660
PACCAR, Inc.(a)	13,736	716,607
Parker Hannifin Corp.	4,653	452,737
Pentair PLC	5,265	268,726
Proto Labs, Inc.(a)*	473	31,691
RBC Bearings, Inc.*	421	25,146
Rexnord Corp.*	3,100	52,638
Snap-On, Inc.	1,800	271,692
SPX Corp.	700	8,344
SPX FLOW, Inc.*	700	24,101
Stanley Black & Decker, Inc.	4,505	436,895
Terex Corp.	2,693	48,312
Timken Co.	1,644	45,194
Toro Co. (The)	2,327	164,147
Trimas Corp.*	1,468	24,002
Trinity Industries, Inc.(a)	4,800	108,816
Valmont Industries, Inc.	771	73,160
WABCO Holdings, Inc.*	2,200	230,626
Wabtec Corp.	3,000	264,150
Watts Water Technologies, Inc., Class A	400	21,128
Woodward, Inc.	1,750	71,225
Xylem, Inc.	5,478	179,952
		11,100,462
Marine — 0.0%
Kirby Corp.*	1,600	99,120
Matson, Inc.	1,200	46,188
		145,308
Media — 3.4%
AMC Networks, Inc., Class A*	1,925	140,852
Cable One, Inc.*	100	41,942
Cablevision Systems Corp., Class A	8,100	263,007
CBS Corp., Class A	1,116	50,108
CBS Corp., Class B	17,252	688,355
Charter Communications, Inc., Class A*	2,744	482,532
Cinemark Holdings, Inc.	3,817	124,014
Clear Channel Outdoor Holdings, Inc., Class A*	1,565	11,159
Comcast Corp., Class A	83,256	4,735,601
Comcast Corp., Class A Special	14,946	855,509
Cumulus Media, Inc., Class A*	2,209	1,555
Discovery Communications, Inc., Class A(a)*	5,911	153,863
Discovery Communications, Inc., Class C*	10,813	262,648
DISH Network Corp., Class A*	10,182	594,018
DreamWorks Animation SKG, Inc., Class A*	1,400	24,430
Gannett Co., Inc.(a)	3,120	45,958
Interpublic Group of Cos., Inc. (The)	14,910	285,228
John Wiley & Sons, Inc., Class A	1,300	65,039
Liberty Broadband Corp., Class A*	315	16,204
Liberty Broadband Corp., Class C*	1,091	55,827
Liberty Media Corp.*	1,263	45,114
Liberty Media Corp. Series C*	2,526	87,046
Lions Gate Entertainment Corp.	2,600	95,680
Live Nation Entertainment, Inc.*	4,494	108,036
Loral Space & Communications, Inc.*	365	17,184
Madison Square Garden Co. (The), Class A*	1,643	118,526
Meredith Corp.	900	38,322
Morningstar, Inc.	700	56,182
New York Times Co. (The), Class A	4,200	49,602
News Corp., Class A	6,361	80,276
News Corp., Class B(a)	1,525	19,551
Nexstar Broadcasting Group, Inc., Class A	900	42,615
Omnicom Group, Inc.(a)	11,518	759,036
Regal Entertainment Group, Class A(a)	2,586	48,332
Scripps Networks Interactive, Inc., Class A(a)	3,567	175,461
Sinclair Broadcast Group, Inc., Class A(a)	2,200	55,704
Sirius XM Holdings, Inc.(a)*	127,671	477,490
Starz - Liberty Capital, Class A*	3,657	136,552
TEGNA, Inc.	6,240	139,714
Time Warner Cable, Inc.	8,458	1,517,112
Time Warner, Inc.	19,717	1,355,544
Time, Inc.	2,965	56,483
Twenty-First Century Fox, Inc.	39,844	1,074,991
Twenty-First Century Fox, Inc., Class B	13,319	360,545
Viacom, Inc., Class A	294	13,015
Viacom, Inc., Class B	17,372	749,602
Walt Disney Co. (The)	51,592	5,272,702
		21,848,266
Metals & Mining — 0.3%
Alcoa, Inc.	26,762	258,521
Allegheny Technologies, Inc.(a)	3,100	43,958
Carpenter Technology Corp.	1,500	44,655
Commercial Metals Co.	3,500	47,425
Compass Minerals International, Inc.	1,484	116,301
Freeport-McMoRan, Inc.(a)	13,294	128,819
Newmont Mining Corp.	11,078	178,023
Nucor Corp.	7,600	285,380
Reliance Steel & Aluminum Co.	2,000	108,020
Royal Gold, Inc.	1,700	79,866
Southern Copper Corp.(a)	6,389	170,714
Steel Dynamics, Inc.	5,800	99,644
Stillwater Mining Co.(a)*	1,623	16,766
SunCoke Energy, Inc.	1,575	12,253
TimkenSteel Corp.(a)	1,300	13,156
United States Steel Corp.(a)	2,823	29,416
Worthington Industries, Inc.	1,249	33,074
		1,665,991
Multi-Utilities — 1.1%
Alliant Energy Corp.	3,646	213,255
Ameren Corp.	6,985	295,256
Avista Corp.	1,800	59,850
Black Hills Corp.	1,300	53,742
Centerpoint Energy, Inc.	11,464	206,811
CMS Energy Corp.(a)	9,645	340,661
Consolidated Edison, Inc.(a)	8,255	551,847
Dominion Resources, Inc.	18,287	1,287,039
DTE Energy Co.	5,100	409,887
MDU Resources Group, Inc.	5,825	100,190
NiSource, Inc.	8,652	160,495
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multi-Utilities (Continued)
NorthWestern Corp.(a)	1,200	$64,596
PG&E Corp.	14,598	770,774
Public Service Enterprise Group, Inc.	16,470	694,375
SCANA Corp.	3,636	204,561
Sempra Energy	7,154	691,935
TECO Energy, Inc.	6,551	172,029
Vectren Corp.	2,300	96,623
WEC Energy Group, Inc.(a)	9,466	494,314
		6,868,240
Multiline Retail — 0.9%
Big Lots, Inc.(a)	1,950	93,444
Burlington Stores, Inc.*	2,955	150,823
Dillard's, Inc., Class A(a)	915	79,962
Dollar General Corp.	11,236	813,936
Dollar Tree, Inc.*	10,158	677,132
J.C. Penney Co., Inc.(a)*	4,700	43,663
Kohl's Corp.(a)	8,612	398,822
Macy's, Inc.	16,408	842,058
Nordstrom, Inc.	6,801	487,700
Target Corp.	27,315	2,148,598
		5,736,138
Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp.	7,590	458,360
Apache Corp.	6,007	235,234
Bonanza Creek Energy, Inc.(a)*	1,179	4,799
Cabot Oil & Gas Corp.	6,638	145,107
California Resources Corp.	11,858	30,831
Carrizo Oil & Gas, Inc.*	1,500	45,810
Cheniere Energy, Inc.*	6,794	328,150
Chesapeake Energy Corp.(a)	13,417	98,347
Chevron Corp.	42,605	3,360,682
Cimarex Energy Co.	1,559	159,766
Cobalt International Energy, Inc.*	7,771	55,019
Columbia Pipeline Group, Inc.	8,652	158,245
Concho Resources, Inc.*	1,561	153,446
ConocoPhillips	27,692	1,328,108
CONSOL Energy, Inc.(a)	3,600	35,280
Continental Resources, Inc.(a)*	3,942	114,200
CVR Energy, Inc.(a)	600	24,630
Delek US Holdings, Inc.	1,900	52,630
Denbury Resources, Inc.(a)	5,421	13,227
Devon Energy Corp.	5,842	216,680
Diamondback Energy, Inc.*	1,525	98,515
Energen Corp.	2,442	121,758
Energy XXI Ltd.(a)	1,891	1,986
EnLink Midstream LLC	1,100	20,108
EOG Resources, Inc.	18,020	1,311,856
EQT Corp.	4,577	296,452
Exxon Mobil Corp.	135,205	10,052,492
GasLog Ltd.(a)	343	3,300
Green Plains, Inc.	300	5,838
Gulfport Energy Corp.*	1,629	48,349
Hess Corp.	5,095	255,056
HollyFrontier Corp.	4,261	208,107
Kinder Morgan, Inc.	40,589	1,123,504
Kosmos Energy Ltd.*	3,400	18,972
Laredo Petroleum, Inc.(a)*	1,900	17,917
LinnCo LLC(a)	2,688	7,284
Marathon Oil Corp.	9,800	150,920
Marathon Petroleum Corp.	25,223	1,168,582
Matador Resources Co.(a)*	1,661	34,449
Murphy Oil Corp.(a)	5,421	131,188
Newfield Exploration Co.*	4,300	141,470
Noble Energy, Inc.	6,041	182,317
Oasis Petroleum, Inc.(a)*	3,512	30,484
Occidental Petroleum Corp.	10,484	693,517
ONEOK, Inc.	9,360	301,392
PBF Energy, Inc., Class A(a)	2,220	62,671
PDC Energy, Inc.(a)*	1,026	54,388
Peabody Energy Corp.(a)	5,600	7,728
Phillips 66	12,369	950,434
Pioneer Natural Resources Co.	2,925	355,797
QEP Resources, Inc.	4,300	53,879
Range Resources Corp.(a)	5,345	171,681
Scorpio Tankers, Inc.	5,186	47,556
SemGroup Corp., Class A	841	36,365
SM Energy Co.(a)	2,100	67,284
Southwestern Energy Co.*	5,064	64,262
Spectra Energy Corp.	20,331	534,095
Stone Energy Corp.(a)*	1,499	7,435
Targa Resources Corp.	1,708	87,996
Teekay Corp.(a)	2,035	60,317
Tesoro Corp.	5,481	532,972
Ultra Petroleum Corp.(a)*	4,500	28,755
Valero Energy Corp.	19,589	1,177,299
W&T Offshore, Inc.(a)	1,700	5,100
Western Refining, Inc.	3,200	141,184
Whiting Petroleum Corp.*	5,395	82,382
Williams Companies, Inc. (The)	21,318	785,568
World Fuel Services Corp.	1,600	57,280
WPX Energy, Inc.*	5,710	37,800
		28,854,592
Paper & Forest Products — 0.1%
Domtar Corp.	2,000	71,500
International Paper Co.	14,819	560,010
KapStone Paper and Packaging Corp.	2,832	46,756
Louisiana-Pacific Corp.(a)*	3,743	53,300
Resolute Forest Products, Inc.*	1,425	11,842
Schweitzer-Mauduit International, Inc.	933	32,077
		775,485
Personal Products — 0.2%
Avon Products, Inc.(a)	11,100	36,075
Coty, Inc., Class A(a)	3,900	105,534
Edgewell Personal Care Co.	2,204	179,846
Estee Lauder Companies, Inc. (The), Class A	10,497	846,898
Herbalife Ltd.(a)*	1,791	97,609
Nu Skin Enterprises, Inc., Class A	1,688	69,681
Revlon, Inc., Class A*	344	10,131
		1,345,774
Pharmaceuticals — 3.9%
Akorn, Inc.(a)*	2,127	60,630
Allergan PLC*	5,559	1,510,992
Bristol-Myers Squibb Co.	36,226	2,144,579
Catalent, Inc.*	25	608
Eli Lilly & Co.	29,999	2,510,616
Endo International PLC*	2,756	190,936
Horizon Pharma PLC*	2,542	50,382
Impax Laboratories, Inc.(a)*	1,887	66,441
Jazz Pharmaceuticals PLC*	1,878	249,417
Johnson & Johnson	88,048	8,219,281
Lannett Co., Inc.(a)*	997	41,395
Mallinckrodt PLC*	1,529	97,764
Medicines Co. (The)(a)*	1,632	61,951
Merck & Co., Inc.	62,373	3,080,603
Mylan NV*	11,028	443,987
Perrigo Co. PLC	1,701	267,516

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
Pfizer, Inc.	143,726	$4,514,434
Prestige Brands Holdings, Inc.*	1,608	72,617
Taro Pharmaceutical Industries Ltd.*	475	67,873
Zoetis, Inc.	22,643	932,439
		24,584,461
Professional Services — 0.4%
Advisory Board Co. (The)*	1,000	45,540
CEB, Inc.	1,546	105,654
Dun & Bradstreet Corp.	1,200	126,000
Equifax, Inc.	4,110	399,410
FTI Consulting, Inc.*	1,200	49,812
Huron Consulting Group, Inc.*	334	20,885
IHS, Inc., Class A*	1,300	150,800
Korn/Ferry International	800	26,456
Manpowergroup, Inc.	2,190	179,339
Nielsen Holdings PLC	9,430	419,352
On Assignment, Inc.*	1,277	47,121
Robert Half International, Inc.	6,151	314,685
Towers Watson & Co., Class A	1,500	176,070
TriNet Group, Inc.*	165	2,772
Verisk Analytics, Inc., Class A*	6,676	493,423
		2,557,319
Real Estate Investment Trusts (REITs) — 0.1%
Equinix, Inc.(a)	1,403	383,580
Real Estate Management & Development — 0.2%
Alexander & Baldwin, Inc.	1,272	43,668
Altisource Asset Management Corp.*	40	958
Altisource Portfolio Solutions SA*	400	9,536
CBRE Group, Inc.*	11,902	380,864
Forest City Enterprises, Inc., Class A*	4,153	83,600
Howard Hughes Corp. (The)*	589	67,582
Jones Lang LaSalle, Inc.	1,300	186,901
Kennedy-Wilson Holdings, Inc.(a)	1,369	30,350
Realogy Holdings Corp.*	5,446	204,933
		1,008,392
Road & Rail — 1.0%
AMERCO	500	196,735
Avis Budget Group, Inc.*	4,512	197,084
Con-way, Inc.	1,800	85,410
CSX Corp.	37,922	1,020,102
Genesee & Wyoming, Inc., Class A(a)*	900	53,172
Heartland Express, Inc.(a)	1,283	25,583
Hertz Global Holdings, Inc.*	19,741	330,267
JB Hunt Transport Services, Inc.	4,393	313,660
Kansas City Southern	2,976	270,459
Knight Transportation, Inc.	1,500	36,000
Landstar System, Inc.	1,847	117,229
Norfolk Southern Corp.	9,542	729,009
Old Dominion Freight Line, Inc.*	2,371	144,631
Ryder System, Inc.	2,122	157,113
Swift Transportation Co.(a)*	3,554	53,381
Union Pacific Corp.	27,490	2,430,391
Werner Enterprises, Inc.	1,200	30,120
		6,190,346
Semiconductors & Semiconductor Equipment — 2.4%
Altera Corp.	4,000	200,320
Amkor Technology, Inc.*	246	1,105
Analog Devices, Inc.	6,796	383,362
Applied Materials, Inc.	27,400	402,506
Atmel Corp.	6,868	55,425
Avago Technologies Ltd.	8,734	1,091,837
Broadcom Corp., Class A	11,349	583,679
Cavium, Inc.*	704	43,204
Cirrus Logic, Inc.*	1,900	59,869
Cree, Inc.(a)*	3,245	78,626
Cypress Semiconductor Corp.(a)	9,157	78,018
Entegris, Inc.*	4,137	54,567
Fairchild Semiconductor International, Inc.*	3,875	54,405
First Solar, Inc.*	1,200	51,300
Freescale Semiconductor Ltd.(a)*	2,996	109,594
Integrated Device Technology, Inc.*	3,400	69,020
Intel Corp.	194,619	5,865,817
Intersil Corp., Class A	2,035	23,809
Kla-Tencor Corp.	6,527	326,350
Lam Research Corp.	3,562	232,705
Linear Technology Corp.	9,378	378,402
Marvell Technology Group Ltd.	4,100	37,105
Maxim Integrated Products, Inc.	6,609	220,741
Microchip Technology, Inc.(a)	6,165	265,650
Micron Technology, Inc.*	41,549	622,404
Microsemi Corp.*	1,700	55,794
MKS Instruments, Inc.	1,183	39,666
NVIDIA Corp.	13,300	327,845
ON Semiconductor Corp.*	13,130	123,422
PMC - Sierra, Inc.*	1,900	12,863
Power Integrations, Inc.	73	3,078
Qorvo, Inc.*	2,506	112,895
Rambus, Inc.*	825	9,735
Semtech Corp.*	600	9,060
Silicon Laboratories, Inc.*	600	24,924
Skyworks Solutions, Inc.	7,317	616,165
SunEdison, Inc.(a)*	3,754	26,954
Synaptics, Inc.(a)*	821	67,700
Teradyne, Inc.	4,278	77,047
Tessera Technologies, Inc.	1,797	58,241
Texas Instruments, Inc.	48,972	2,425,093
Veeco Instruments, Inc.*	312	6,399
Xilinx, Inc.	7,467	316,601
		15,603,302
Software — 3.9%
ACI Worldwide, Inc.*	4,317	91,175
Activision Blizzard, Inc.(a)	16,143	498,657
Adobe Systems, Inc.*	6,533	537,143
ANSYS, Inc.*	2,016	177,690
Aspen Technology, Inc.(a)*	3,699	140,229
Autodesk, Inc.*	3,349	147,825
Blackbaud, Inc.	1,588	89,119
CA, Inc.	9,776	266,885
Cadence Design Systems, Inc.(a)*	7,900	163,372
CDK Global, Inc.	3,937	188,110
Citrix Systems, Inc.*	4,687	324,715
Commvault Systems, Inc.*	1,045	35,488
Covisint Corp.*	785	1,688
Electronic Arts, Inc.*	10,474	709,614
Factset Research Systems, Inc.(a)	1,750	279,668
Fair Isaac Corp.	1,050	88,725
FireEye, Inc.(a)*	1,314	41,811
Fortinet, Inc.*	4,373	185,765
Guidewire Software, Inc.*	539	28,341
Intuit, Inc.	11,110	986,013
Manhattan Associates, Inc.*	3,523	219,483
Mentor Graphics Corp.	3,300	81,279
Microsoft Corp.	288,172	12,754,493
MicroStrategy, Inc., Class A*	297	58,352
NetSuite, Inc.(a)*	461	38,678
Nuance Communications, Inc.*	6,700	109,679
Oracle Corp.	108,925	3,934,371

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Paycom Software, Inc.*	56	$2,011
Pegasystems, Inc.	704	17,325
PTC, Inc.*	3,180	100,933
Qlik Technologies, Inc.*	1,638	59,705
Red Hat, Inc.*	5,521	396,849
Rovi Corp.(a)*	1,378	14,455
Salesforce.com, Inc.*	9,044	627,925
ServiceNow, Inc.(a)*	1,883	130,774
SolarWinds, Inc.*	2,054	80,599
Solera Holdings, Inc.	2,558	138,132
Splunk, Inc.*	1,864	103,172
SS&C Technologies Holdings, Inc.	1,858	130,134
Symantec Corp.	17,003	331,048
Synchronoss Technologies, Inc.(a)*	800	26,240
Synopsys, Inc.*	1,900	87,742
Tableau Software, Inc., Class A*	700	55,846
Take-Two Interactive Software, Inc.(a)*	2,962	85,098
Tyler Technologies, Inc.*	1,062	158,567
Ultimate Software Group, Inc.*	850	152,159
Verint Systems, Inc.*	1,338	57,735
VMware, Inc.*	1,425	112,276
Workday, Inc. Class A(a)*	1,473	101,431
Zynga, Inc., Class A*	18,104	41,277
		25,189,801
Specialty Retail — 3.7%
Aaron's, Inc.	2,250	81,248
Abercrombie & Fitch Co., Class A(a)	2,500	52,975
Advance Auto Parts, Inc.	3,281	621,848
American Eagle Outfitters, Inc.(a)	7,250	113,318
Asbury Automotive Group, Inc.*	1,176	95,432
Ascena Retail Group, Inc.*	5,534	76,978
AutoNation, Inc.*	3,240	188,503
AutoZone, Inc.*	1,160	839,643
Bed Bath & Beyond, Inc.(a)*	8,946	510,101
Best Buy Co., Inc.(a)	10,525	390,688
Buckle, Inc. (The)(a)	900	33,273
Cabela's, Inc.(a)*	1,580	72,048
Carmax, Inc.(a)*	6,946	412,037
Chico's FAS, Inc.	4,300	67,639
Conn's, Inc.(a)*	800	19,232
CST Brands, Inc.	3,093	104,110
Dick's Sporting Goods, Inc.	4,100	203,401
DSW, Inc., Class A	2,490	63,022
Express, Inc.*	2,600	46,462
Five Below, Inc.(a)*	2,400	80,592
Foot Locker, Inc.	5,009	360,498
GameStop Corp., Class A(a)	3,588	147,861
Gap, Inc. (The)(a)	11,172	318,402
Genesco, Inc.*	700	39,949
GNC Holdings, Inc., Class A	3,256	131,608
Group 1 Automotive, Inc.	680	57,902
Guess?, Inc.(a)	1,900	40,584
Hibbett Sports, Inc.(a)*	557	19,501
Home Depot, Inc. (The)	61,350	7,085,311
L Brands, Inc.	7,995	720,589
Lithia Motors, Inc., Class A	900	97,299
Lowe's Cos., Inc.	45,660	3,146,887
Lumber Liquidators Holdings, Inc.(a)*	853	11,208
Men's Wearhouse, Inc. (The)	1,168	49,663
Monro Muffler Brake, Inc.(a)	783	52,892
Murphy USA, Inc.*	2,086	114,626
O'Reilly Automotive, Inc.*	4,697	1,174,250
Office Depot, Inc.*	14,200	91,164
Outerwall, Inc.(a)	1,000	56,930
Penske Auto Group, Inc.	1,318	63,844
Pier 1 Imports, Inc.(a)	3,200	22,080
Rent-A-Center, Inc.(a)	1,700	41,225
Restoration Hardware Holdings, Inc.(a)*	1,047	97,696
Ross Stores, Inc.	18,898	915,986
Sally Beauty Holdings, Inc.*	5,102	121,172
Select Comfort Corp.*	1,700	37,196
Signet Jewelers Ltd.	2,400	326,712
Staples, Inc.	9,500	111,435
Tiffany & Co.	4,018	310,270
TJX Cos., Inc.	32,277	2,305,223
Tractor Supply Co.	6,137	517,472
Ulta Salon Cosmetics & Fragrance, Inc.*	2,100	343,035
Urban Outfitters, Inc.(a)*	3,400	99,892
Vitamin Shoppe, Inc.*	676	22,065
Williams-Sonoma, Inc.	4,000	305,400
		23,430,377
Textiles, Apparel & Luxury Goods — 1.1%
Carter's, Inc.	2,255	204,393
Coach, Inc.(a)	7,810	225,943
Columbia Sportswear Co.	258	15,168
Deckers Outdoor Corp.*	977	56,725
Fossil Group, Inc.(a)*	2,139	119,527
G-III Apparel Group Ltd.(a)*	1,271	78,370
Hanesbrands, Inc.	17,125	495,598
Iconix Brand Group, Inc.(a)*	1,972	26,661
Kate Spade & Co.*	3,274	62,566
Lululemon Athletica, Inc.(a)*	3,400	172,210
Michael Kors Holdings Ltd.*	8,573	362,124
NIKE, Inc., Class B	27,328	3,360,524
PVH Corp.	1,650	168,201
Ralph Lauren Corp.	1,600	189,056
Skechers U.S.A., Inc., Class A*	1,100	147,488
Steven Madden Ltd.*	1,944	71,189
Tumi Holdings, Inc.(a)*	423	7,453
Under Armour, Inc., Class A(a)*	5,400	522,612
VF Corp.	10,695	729,506
Wolverine World Wide, Inc.	3,200	69,248
		7,084,562
Thrifts & Mortgage Finance — 0.1%
BofI Holding, Inc.(a)*	700	90,181
Capitol Federal Financial, Inc.	4,009	48,589
EverBank Financial Corp.	41	791
Hudson City Bancorp, Inc.	13,407	136,349
New York Community Bancorp, Inc.	5,639	101,840
Ocwen Financial Corp.(a)*	3,425	22,982
PHH Corp.*	405	5,719
TFS Financial Corp.	2,631	45,385
Washington Federal, Inc.	2,947	67,044
		518,880
Tobacco — 1.6%
Altria Group, Inc.	92,614	5,038,202
Philip Morris International, Inc.	47,564	3,773,252
Reynolds American, Inc.	35,960	1,591,949
Vector Group Ltd.	1,544	34,922
		10,438,325
Trading Companies & Distributors — 0.3%
Air Lease Corp.(a)	2,350	72,662
Applied Industrial Technologies, Inc.	1,164	44,407
Beacon Roofing Supply, Inc.*	1,400	45,486
DXP Enterprises, Inc.*	295	8,048
Fastenal Co.(a)	11,794	431,778
GATX Corp.(a)	1,100	48,565

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors (Continued)
HD Supply Holdings, Inc.*	5,545	$158,698
MRC Global, Inc.(a)*	3,000	33,450
MSC Industrial Direct Co., Class A(a)	1,509	92,094
NOW, Inc.(a)*	2,249	33,285
TAL International Group, Inc.	773	10,567
Textainer Group Holdings Ltd.(a)	52	858
United Rentals, Inc.*	3,964	238,038
Veritiv Corp.(a)*	226	8,416
Watsco, Inc.	800	94,784
WESCO International, Inc.(a)*	1,300	60,411
WW Grainger, Inc.(a)	2,476	532,365
		1,913,912
Transportation Infrastructure — 0.0%
Wesco Aircraft Holdings, Inc.*	844	10,297
Water Utilities — 0.1%
American Water Works Co., Inc.	4,991	274,904
Aqua America, Inc.	5,762	152,520
		427,424
Wireless Telecommunication Services — 0.1%
SBA Communications Corp., Class A*	3,900	408,486
Sprint Corp.(a)*	8,715	33,466
T-Mobile US, Inc.*	9,570	380,982
Telephone & Data Systems, Inc.	2,613	65,220
United States Cellular Corp.*	400	14,172
		902,326
TOTAL COMMON STOCKS
(Identified Cost $358,828,303)		609,728,598

RIGHTS & WARRANTS — 0.0%
Consumer Discretionary — 0.0%
Safeway Casa Ley Contingent
Value(a),(b),(c)*	10,610	10,768
Safeway PDC, LLC Contingent
Value(b),(c)*	10,610	518
		11,286
Health Care Providers & Services — 0.0%
Community Health Systems, Inc., expires 1/4/16*	7,172	64
TOTAL RIGHTS & WARRANTS
(Identified Cost $11,752)		11,350
MUTUAL FUNDS — 4.0%
Other — 4.0%
DFA U.S. Micro Cap Portfolio	1,451,339	26,007,992
TOTAL MUTUAL FUNDS
(Identified Cost $18,696,959)		26,007,992

SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	965,000	965,000
		965,001
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $965,001)		965,001
COLLATERAL FOR SECURITIES ON LOAN — 4.8%
Short-Term — 4.8%
State Street Navigator Securities Lending
Prime Portfolio	30,715,319	30,715,319
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $30,715,319)		30,715,319

Total Investments — 104.4%
(Identified Cost $409,217,334)#		667,428,260
Liabilities, Less Cash and Other Assets — (4.4%)		(28,419,429)

Net Assets — 100.0%		$639,008,831

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of September 30, 2015, the market value of the securities on loan was $41,258,728.
(b)	Bankrupt security/delisted.
(c)	Contingent value rights based on future performance.
#	At September 30, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $409,217,334. Net unrealized appreciation aggregated $258,210,926 of which $267,597,525 related to appreciated investment securities and $9,386,599 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Core Market Fund

September 30, 2015
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Information Technology	20.3%
Consumer Discretionary	16.1%
Financials	14.2%
Health Care	13.1%
Industrials	11.4%
Consumer Staples	10.1%
Energy	5.6%
Materials	3.5%
Utilities	3.1%
Telecommunication Services	2.6%
100.0%

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2015 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.2%
L-3 Communications Holdings, Inc.	15,476	$1,617,551
Northrop Grumman Corp.	15,202	2,522,772
Orbital ATK, Inc.	2,155	154,880
Precision Castparts Corp.	6,059	1,391,813
Textron, Inc.	6,404	241,047
		5,928,063
Air Freight & Logistics — 0.6%
FedEx Corp.	22,111	3,183,542
Airlines — 1.1%
JetBlue Airways Corp.(a)*	53,375	1,375,474
Southwest Airlines Co.	105,608	4,017,328
		5,392,802
Auto Components — 0.4%
Goodyear Tire & Rubber Co. (The)	30,139	883,977
Johnson Controls, Inc.	6,562	271,404
Lear Corp.	5,319	578,601
Visteon Corp.*	1,331	134,750
		1,868,732
Automobiles — 2.1%
Ford Motor Co.	419,903	5,698,084
General Motors Co.	158,398	4,755,108
		10,453,192
Beverages — 0.2%
Molson Coors Brewing Co., Class B	14,351	1,191,420
Building Products — 0.2%
Owens Corning	19,528	818,419
Capital Markets — 2.9%
Bank of New York Mellon Corp. (The)	78,230	3,062,704
BlackRock, Inc.	1,121	333,464
E*Trade Financial Corp.*	15,035	395,872
Goldman Sachs Group, Inc. (The)	39,844	6,923,293
Legg Mason, Inc.	14,350	597,104
Morgan Stanley	80,814	2,545,641
State Street Corp.	5,288	355,406
		14,213,484
Chemicals — 1.0%
Albemarle Corp.	996	43,924
Ashland, Inc.	9,425	948,344
CF Industries Holdings, Inc.	12,192	547,421
Dow Chemical Co. (The)	22,833	968,119
Eastman Chemical Co.	9,777	632,767
Huntsman Corp.	1,429	13,847
Mosaic Co. (The)	46,665	1,451,748
Platform Specialty Products Corp.*	9,569	121,048
		4,727,218
Commercial Banks — 9.5%
Bank of America Corp.	401,196	6,250,634
BB&T Corp.	39,975	1,423,110
BOK Financial Corp.(a)	612	39,602
CIT Group, Inc.	6,590	263,798
Citigroup, Inc.	129,458	6,422,411
City National Corp.	432	38,042
Comerica, Inc.	2,040	83,844
Fifth Third Bancorp	96,612	1,826,933
Huntington Bancshares, Inc.	65,394	693,176
JPMorgan Chase & Co.	298,384	18,192,472
KeyCorp	42,678	555,241
M&T Bank Corp.(a)	10,257	1,250,841
PacWest Bancorp	5,207	222,912
People's United Financial, Inc.(a)	5,834	91,769
PNC Financial Services Group, Inc. (The)	36,349	3,242,331
Regions Financial Corp.	188,492	1,698,313
SunTrust Banks, Inc.	34,538	1,320,733
Synovus Financial Corp.	850	25,160
Wells Fargo & Co.	41,849	2,148,946
Zions Bancorporation(a)	26,351	725,707
		46,515,975
Commercial Services & Supplies — 0.8%
ADT Corp. (The)(a)	29,352	877,625
KAR Auction Services, Inc.	3,007	106,748
Republic Services, Inc.	59,799	2,463,719
Waste Connections, Inc.	13,797	670,258
		4,118,350
Communications Equipment — 2.3%
ARRIS Group, Inc.*	328	8,518
Brocade Communications Systems, Inc.	38,225	396,776
Cisco Systems, Inc.	377,090	9,898,612
EchoStar Corp., Class A*	3,599	154,865
Juniper Networks, Inc.	27,563	708,645
		11,167,416
Computers & Peripherals — 2.3%
EMC Corp.	150,350	3,632,456
Hewlett-Packard Co.	255,741	6,549,527
Western Digital Corp.	17,594	1,397,667
		11,579,650
Construction & Engineering — 0.3%
AECOM*	4,983	137,082
Chicago Bridge & Iron Co. NV(a)	6,674	264,691
Fluor Corp.	4,096	173,466
Jacobs Engineering Group, Inc.*	7,838	293,376
Quanta Services, Inc.(a)*	18,387	445,149
		1,313,764
Construction Materials — 0.4%
Vulcan Materials Co.	20,131	1,795,685
Consumer Finance — 1.1%
Ally Financial, Inc.*	63,046	1,284,878
Capital One Financial Corp.	56,650	4,108,258
		5,393,136
Containers & Packaging — 0.3%
Bemis Co., Inc.	4,680	185,188
WestRock Co.	24,273	1,248,603
		1,433,791
Diversified Consumer Services — 0.2%
Graham Holdings Co., Class B	1,054	608,158
Service Corp. International	11,723	317,693
		925,851
Diversified Financial Services — 0.7%
CME Group, Inc.	22,349	2,072,646
Leucadia National Corp.	6,993	141,678
Nasdaq, Inc.	16,965	904,744
Voya Financial, Inc.	7,020	272,165
		3,391,233
Diversified Telecommunication Services — 4.5%
AT&T, Inc.	587,199	19,130,943
CenturyLink, Inc.	74,065	1,860,513
Frontier Communications Corp.(a)	79,576	377,986
Level 3 Communications, Inc.*	17,314	756,449
		22,125,891
Electrical Equipment — 0.4%
Eaton Corp. PLC	39,071	2,004,342
Electronic Equipment, Instruments & Components — 0.8%
Arrow Electronics, Inc.*	17,315	957,173

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Avnet, Inc.	23,467	$1,001,571
Corning, Inc.	67,872	1,161,969
Ingram Micro, Inc., Class A	23,840	649,402
Jabil Circuit, Inc.	17,551	392,616
		4,162,731
Energy Equipment & Services — 1.4%
Baker Hughes, Inc.	57,947	3,015,562
Helmerich & Payne, Inc.(a)	18,327	866,134
National Oilwell Varco, Inc.	47,287	1,780,356
Transocean Ltd.(a)	29,532	381,553
Weatherford International PLC(a)*	99,105	840,410
		6,884,015
Food & Staples Retailing — 1.8%
CVS Health Corp.	89,860	8,669,693
Food Products — 3.0%
Archer-Daniels-Midland Co.	72,181	2,991,903
Bunge Ltd.	23,481	1,721,157
ConAgra Foods, Inc.	10,936	443,017
Ingredion, Inc.	5,307	463,354
J.M. Smucker Co. (The)	15,824	1,805,360
Mondelez International, Inc., Class A	94,180	3,943,317
Pinnacle Foods, Inc.	14,718	616,390
Seaboard Corp.*	76	234,004
Tyson Foods, Inc., Class A	54,917	2,366,923
		14,585,425
Gas Utilities — 0.1%
UGI Corp.	18,443	642,185
Health Care Equipment & Supplies — 1.1%
Boston Scientific Corp.*	150,524	2,470,099
Hologic, Inc.*	41,113	1,608,752
Medtronic PLC	14,860	994,728
Teleflex, Inc.(a)	2,865	355,862
Zimmer Biomet Holdings, Inc.	1,000	93,930
		5,523,371
Health Care Providers & Services — 5.3%
Aetna, Inc.	59,961	6,560,333
Amsurg Corp.*	20	1,554
Anthem, Inc.	41,123	5,757,220
Brookdale Senior Living, Inc.(a)*	1,591	36,529
CIGNA Corp.	10,533	1,422,166
Community Health Systems, Inc.*	18,274	781,579
Express Scripts Holding Co.*	73,832	5,977,439
Humana, Inc.	21,137	3,783,523
Mednax, Inc.*	1,600	122,864
Quest Diagnostics, Inc.	17,062	1,048,801
UnitedHealth Group, Inc.	6,484	752,209
		26,244,217
Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	27,130	1,348,361
Hyatt Hotels Corp., Class A(a)*	3,874	182,465
MGM Resorts International(a)*	84,812	1,564,782
Norwegian Cruise Line Holdings Ltd.*	4,269	244,614
Royal Caribbean Cruises Ltd.	32,567	2,901,394
		6,241,616
Household Durables — 1.1%
DR Horton, Inc.	44,721	1,313,009
Lennar Corp., Class A(a)	26,694	1,284,782
Mohawk Industries, Inc.*	6,934	1,260,532
PulteGroup, Inc.	20,345	383,910
Toll Brothers, Inc.*	11,379	389,617
Whirlpool Corp.	4,134	608,773
		5,240,623
Independent Power Producers & Energy Traders — 0.2%
Calpine Corp.*	23,886	348,736
NRG Energy, Inc.	54,951	816,022
		1,164,758
Industrial Conglomerates — 2.9%
Carlisle Cos., Inc.	100	8,738
Danaher Corp.	9,522	811,369
General Electric Co.	527,176	13,295,379
		14,115,486
Insurance — 7.7%
ACE Ltd.(a)	7,305	755,337
Aflac, Inc.	34,024	1,977,815
Alleghany Corp.*	307	143,710
Allied World Assurance Co., Holdings Ltd.	13,670	521,784
Allstate Corp. (The)	40,691	2,369,844
American Financial Group, Inc.	12,362	851,865
American International Group, Inc.	100,100	5,687,682
Arch Capital Group Ltd.*	1,703	125,119
Assurant, Inc.	9,601	758,575
Assured Guaranty Ltd.	13,828	345,700
Axis Capital Holdings Ltd.	16,381	879,987
Chubb Corp. (The)	7,241	888,109
Cincinnati Financial Corp.(a)	3,641	195,886
CNA Financial Corp.	7,604	265,608
Everest Re Group Ltd.	5,941	1,029,813
First American Financial Corp.(a)	5,621	219,612
Hartford Financial Services Group, Inc.	76,930	3,521,855
HCC Insurance Holdings, Inc.	3,840	297,485
Lincoln National Corp.	26,059	1,236,760
Loews Corp.	37,469	1,354,130
Markel Corp.*	301	241,360
MetLife, Inc.	46,445	2,189,882
Old Republic International Corp.	12,458	194,843
PartnerRe Ltd.	7,627	1,059,238
Principal Financial Group, Inc.	40,987	1,940,325
Prudential Financial, Inc.	23,442	1,786,515
Reinsurance Group of America, Inc.	9,075	822,104
RenaissanceRe Holdings Ltd.	3,401	361,594
Travelers Companies, Inc. (The)	32,458	3,230,545
Unum Group	35,346	1,133,900
Validus Holdings Ltd.	5,533	249,372
WR Berkley Corp.(a)	4,323	235,041
XL Group PLC	28,603	1,038,861
		37,910,256
Internet & Catalog Retail — 0.5%
Liberty Interactive Corp. QVC Group, Class A*	71,603	1,878,147
Liberty Ventures, Series A*	14,990	604,846
		2,482,993
Internet Software & Services — 0.2%
IAC/InterActiveCorp	5,222	340,840
Yahoo!, Inc.*	22,867	661,085
		1,001,925
IT Services — 1.1%
Amdocs Ltd.	8,428	479,385
Computer Sciences Corp.	6,809	417,936
Fidelity National Information Services, Inc.	41,575	2,788,851
Xerox Corp.	184,202	1,792,286
		5,478,458
Life Sciences Tools & Services — 0.9%
Bio-Rad Laboratories, Inc., Class A*	172	23,102

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
Thermo Fisher Scientific, Inc.	36,447	$4,456,739
		4,479,841
Machinery — 1.3%
AGCO Corp.(a)	11,477	535,172
Caterpillar, Inc.	7,906	516,736
Colfax Corp.(a)*	4,682	140,039
Dover Corp.	12,570	718,753
Pentair PLC	26,573	1,356,286
Stanley Black & Decker, Inc.	32,620	3,163,487
Trinity Industries, Inc.	8,286	187,844
		6,618,317
Marine — 0.0%
Kirby Corp.*	1,480	91,686
Media — 8.0%
Cable One, Inc.*	1,054	442,069
CBS Corp., Class A	5,490	246,501
Comcast Corp., Class A	266,316	15,148,054
Comcast Corp., Class A Special(a)	68,169	3,901,994
Liberty Broadband Corp., Class A*	527	27,109
Liberty Broadband Corp., Class C*	3,116	159,446
Liberty Media Corp.*	4,389	156,775
Liberty Media Corp. Series C*	8,778	302,490
Madison Square Garden Co. (The), Class A*	1,329	95,874
News Corp., Class A	8,320	104,998
News Corp., Class B(a)	1,734	22,230
TEGNA, Inc.	22,742	509,193
Time Warner Cable, Inc.	53,984	9,683,110
Time Warner, Inc.	120,291	8,270,006
		39,069,849
Metals & Mining — 1.2%
Alcoa, Inc.	114,560	1,106,650
Freeport-McMoRan, Inc.(a)	42,266	409,557
Newmont Mining Corp.	73,820	1,186,287
Nucor Corp.	54,372	2,041,669
Reliance Steel & Aluminum Co.	12,373	668,266
Steel Dynamics, Inc.	31,162	535,363
		5,947,792
Multiline Retail — 0.5%
Dillard's, Inc., Class A(a)	6,244	545,663
Kohl's Corp.	39,722	1,839,526
		2,385,189
Oil, Gas & Consumable Fuels — 13.8%
Anadarko Petroleum Corp.	49,593	2,994,921
Apache Corp.	42,383	1,659,718
Chesapeake Energy Corp.(a)	54,060	396,260
Chevron Corp.	169,095	13,338,214
Cimarex Energy Co.	5,378	551,137
Concho Resources, Inc.*	2,816	276,813
ConocoPhillips	158,671	7,609,861
Devon Energy Corp.	15,871	588,655
EnLink Midstream LLC	444	8,116
EOG Resources, Inc.	22,793	1,659,330
Exxon Mobil Corp.	202,130	15,028,365
Gulfport Energy Corp.*	211	6,262
Hess Corp.	41,536	2,079,292
HollyFrontier Corp.	22,068	1,077,801
Marathon Oil Corp.	92,379	1,422,637
Marathon Petroleum Corp.	68,141	3,156,973
Murphy Oil Corp.(a)	25,103	607,493
Newfield Exploration Co.*	5,043	165,915
Noble Energy, Inc.	35,505	1,071,541
Occidental Petroleum Corp.	53,244	3,522,091
Phillips 66	56,127	4,312,799
Range Resources Corp.(a)	603	19,368
Tesoro Corp.	15,417	1,499,149
Valero Energy Corp.	76,635	4,605,764
		67,658,475
Paper & Forest Products — 0.4%
International Paper Co.	52,855	1,997,390
Pharmaceuticals — 4.4%
Allergan PLC*	14,401	3,914,336
Mallinckrodt PLC*	4,331	276,924
Pfizer, Inc.	550,056	17,277,259
		21,468,519
Professional Services — 0.2%
Manpowergroup, Inc.	5,957	487,819
Nielsen Holdings PLC	13,331	592,829
Towers Watson & Co., Class A	82	9,625
		1,090,273
Road & Rail — 2.7%
AMERCO	188	73,972
Avis Budget Group, Inc.*	6,502	284,008
CSX Corp.	173,747	4,673,794
Genesee & Wyoming, Inc., Class A*	4,464	263,733
Hertz Global Holdings, Inc.*	30,253	506,133
Kansas City Southern	6,042	549,097
Norfolk Southern Corp.	43,628	3,333,179
Ryder System, Inc.(a)	7,199	533,014
Union Pacific Corp.	34,803	3,076,933
		13,293,863
Semiconductors & Semiconductor Equipment — 2.8%
First Solar, Inc.*	7,096	303,354
Intel Corp.	324,057	9,767,078
Lam Research Corp.	15,888	1,037,963
Marvell Technology Group Ltd.	18,929	171,308
Micron Technology, Inc.*	40,020	599,500
NVIDIA Corp.	62,745	1,546,664
Teradyne, Inc.	18,438	332,068
		13,757,935
Software — 1.3%
Activision Blizzard, Inc.(a)	89,528	2,765,520
CA, Inc.	75,041	2,048,619
Nuance Communications, Inc.*	11,032	180,594
Symantec Corp.	61,815	1,203,538
		6,198,271
Specialty Retail — 0.6%
Best Buy Co., Inc.(a)	31,330	1,162,970
GameStop Corp., Class A(a)	18,743	772,399
Penske Auto Group, Inc.	8,996	435,766
Staples, Inc.	52,583	616,798
		2,987,933
Textiles, Apparel & Luxury Goods — 0.2%
PVH Corp.	5,303	540,588
Ralph Lauren Corp.	2,103	248,490
		789,078
Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	1,286	13,079
New York Community Bancorp, Inc.(a)	5,525	99,781
		112,860
Tobacco — 0.1%
Reynolds American, Inc.	7,657	338,975

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 0.3%
Sprint Corp.(a)*	63,469	$243,721
T-Mobile US, Inc.*	24,396	971,205
United States Cellular Corp.*	3,268	115,785
		1,330,711
TOTAL COMMON STOCKS
(Identified Cost $386,524,567)		489,506,665

SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,607,000	1,607,000
		1,607,001
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,607,001)		1,607,001

COLLATERAL FOR SECURITIES ON LOAN — 2.9%
Short-Term — 2.9%
State Street Navigator Securities Lending Prime Portfolio	14,108,902	14,108,902
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $14,108,902)		14,108,902

Total Investments — 102.9%
(Identified Cost $402,240,470)#		505,222,568
Liabilities, Less Cash and Other Assets — (2.9%)		(14,465,895)

Net Assets — 100.0%		$490,756,673

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of September 30, 2015, the market value of the securities on loan was $18,887,102.
*	Non-income producing security.
#	At September 30, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $402,240,470. Net unrealized appreciation aggregated $102,982,098 of which $130,951,368 related to appreciated investment securities and $27,969,270 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Value Fund
September 30, 2015
Portfolio Sectors (% of portfolio market value) (Unaudited)

Sector	Percentage
Financials	22.2%
Energy	15.2%
Consumer Discretionary	14.7%
Industrials	11.8%
Health Care	11.8%
Information Technology	10.9%
Consumer Staples	5.0%
Telecommunication Services	4.8%
Materials	3.2%
Utilities	0.4%
100.0%

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2015 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.6%
AAR Corp.	10,684	$202,675
Aerojet Rocketdyne Holdings, Inc.*	13,708	221,795
Aerovironment, Inc.*	6,017	120,581
American Science & Engineering, Inc.	2,000	71,120
Astronics Corp.*	3,988	161,235
Astronics Corp., Class B*	1,313	53,478
BWX Technologies, Inc.	19,087	503,133
CPI Aerostructures, Inc.*	1,342	11,823
Cubic Corp.	6,500	272,610
Curtiss-Wright Corp.	9,860	615,461
DigitalGlobe, Inc.*	19,621	373,191
Ducommun, Inc.*	2,055	41,244
Engility Holdings, Inc.	3,197	82,419
Esterline Technologies Corp.*	8,047	578,499
HEICO Corp.	5,942	290,445
HEICO Corp., Class A	8,952	406,510
Innovative Solutions & Support, Inc.*	3,248	8,802
KEYW Holding Corp. (The)(a)*	2,370	14,576
KLX, Inc.*	2,771	99,036
Kratos Defense & Security Solutions, Inc.(a)*	13,598	57,384
LMI Aerospace, Inc.*	2,400	24,672
Moog, Inc., Class A*	9,207	497,822
National Presto Industries, Inc.	918	77,351
Orbital ATK, Inc.	6,852	492,453
SIFCO Industries, Inc.	1,187	13,128
Sparton Corp.*	1,324	28,334
Taser International, Inc.(a)*	13,491	297,139
Triumph Group, Inc.(a)	4,483	188,645
Vectrus, Inc.*	1,715	37,799
		5,843,360
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	13,990	119,614
Atlas Air Worldwide Holdings, Inc.*	6,303	217,832
Echo Global Logistics, Inc.*	5,706	111,838
Forward Air Corp.	6,951	288,397
HUB Group, Inc., Class A*	11,481	418,023
Park-Ohio Holdings Corp.	3,058	88,254
Radiant Logistics, Inc.*	5,730	25,556
UTi Worldwide, Inc.(a)*	27,967	128,368
XPO Logistics, Inc.(a)*	8,452	201,411
		1,599,293
Airlines — 1.0%
Allegiant Travel Co.	4,500	973,125
ATA Holdings Corp.(b)*	600	—
Hawaiian Holdings, Inc.*	12,656	312,350
JetBlue Airways Corp.*	70,428	1,814,930
Republic Airways Holdings, Inc.*	13,740	79,417
Skywest, Inc.	12,976	216,440
		3,396,262
Auto Components — 1.2%
American Axle & Manufacturing Holdings, Inc.*	20,704	412,838
Cooper Tire & Rubber Co.	15,551	614,420
Cooper-Standard Holding, Inc.(a)*	319	18,502
Dana Holding Corp.(a)	19,742	313,503
Dorman Products, Inc.(a)*	8,380	426,458
Drew Industries, Inc.	5,572	304,287
Federal-Mogul Holdings Corp.*	13,611	92,963
Fox Factory Holding Corp.*	620	10,453
Fuel Systems Solutions, Inc.(a)*	4,600	22,218
Gentherm, Inc.*	9,644	433,209
Horizon Global Corp.*	5,124	45,194
Modine Manufacturing Co.*	11,514	90,615
Motorcar Parts of America, Inc.*	4,392	137,645
Remy International, Inc.	921	26,939
Shiloh Industries, Inc.*	3,600	29,160
Spartan Motors, Inc.	6,900	28,497
Standard Motor Products, Inc.	8,131	283,609
Stoneridge, Inc.*	7,998	98,695
Strattec Security Corp.	700	44,142
Superior Industries International, Inc.	6,600	123,288
Sypris Solutions, Inc.	4,000	4,840
Tenneco, Inc.*	12,771	571,758
Tower International, Inc.*	4,282	101,741
		4,234,974
Automobiles — 0.2%
Thor Industries, Inc.	13,300	688,940
Winnebago Industries, Inc.(a)	6,500	124,475
		813,415
Beverages — 0.2%
Coca-Cola Bottling Co., Consolidated(a)	1,262	244,045
Craft Brew Alliance, Inc.(a)*	3,511	27,983
MGP Ingredients, Inc.	5,072	81,203
National Beverage Corp.*	10,920	335,572
		688,803
Biotechnology — 0.8%
Acorda Therapeutics, Inc.*	12,403	328,803
Advaxis, Inc.(a)*	3,225	32,992
AMAG Pharmaceuticals, Inc.*	2,638	104,808
Anacor Pharmaceuticals, Inc.*	843	99,229
BioSpecifics Technologies Corp.*	718	31,262
Biota Pharmaceuticals, Inc.*	1,516	3,002
Catalyst Biosciences, Inc.	251	1,170
Concert Pharmaceuticals, Inc.*	659	12,369
Emergent Biosolutions, Inc.*	9,812	279,544
Harvard Apparatus Regenerative Technology, Inc.*	2,530	2,148
Insys Therapeutics, Inc.(a)*	11,096	315,792
Ligand Pharmaceuticals, Inc.(a)*	4,746	406,495
Molecular Insight Pharmaceuticals, Inc.(b)*	3,500	—
Myriad Genetics, Inc.(a)*	19,349	725,200
OPKO Health, Inc.(a)*	18,378	154,559
PDL BioPharma, Inc.(a)	18,702	94,071
Repligen Corp.*	9,894	275,548
Rigel Pharmaceuticals, Inc.*	9,661	23,863
Spectrum Pharmaceuticals, Inc.(a)*	12,000	71,760
Tonix Pharmaceuticals Holding Corp.(a)*	1,845	9,760
		2,972,375
Building Products — 1.1%
AAON, Inc.	14,109	273,432
American Woodmark Corp.*	3,323	215,563
Apogee Enterprises, Inc.	9,100	406,315
Armstrong World Industries, Inc.*	13,987	667,739
Builders FirstSource, Inc.*	22,657	287,291
Continental Building Products, Inc.*	6,594	135,441
Gibraltar Industries, Inc.*	6,800	124,780
Griffon Corp.	12,945	204,143
Insteel Industries, Inc.	4,000	64,320
NCI Building Systems, Inc.*	3,002	31,731
Patrick Industries, Inc.*	3,786	149,509
PGT, Inc.*	12,843	157,712
Ply Gem Holdings, Inc.(a)*	5,055	59,144
Quanex Building Products Corp.	9,211	167,364
Simpson Manufacturing Co., Inc.	12,600	421,974
Trex Co., Inc.*	8,162	272,039

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products (Continued)
Universal Forest Products, Inc.	5,500	$317,240
		3,955,737
Capital Markets — 1.5%
Artisan Partners Asset Management, Inc., Class A(a)	4,151	146,240
BGC Partners, Inc., Class A	48,664	400,018
Calamos Asset Management, Inc., Series A	5,037	47,751
Cohen & Steers, Inc.(a)	1,375	37,744
Cowen Group, Inc., Class A(a)*	24,525	111,834
Evercore Partners, Inc., Class A	9,789	491,799
Federated Investors, Inc., Class B(a)	16,854	487,081
Financial Engines, Inc.(a)	1,509	44,470
GAMCO Investors, Inc., Class A	1,700	93,330
Greenhill & Co., Inc.	7,133	203,077
HFF, Inc., Class A	9,968	336,520
Interactive Brokers Group, Inc., Class A	15,051	594,063
Intl. FCStone, Inc.*	3,859	95,279
Investment Technology Group, Inc.	9,700	129,398
Janus Capital Group, Inc.(a)	44,921	610,926
KCG Holdings, Inc., Class A*	10,460	114,746
Ladenburg Thalmann Financial Services, Inc.(a)*	16,604	35,034
Manning & Napier, Inc.	2,524	18,577
Moelis & Co., Class A(a)	365	9,585
Oppenheimer Holdings, Inc., Class A	2,133	42,681
Piper Jaffray Cos.*	4,324	156,399
Pzena Investment Management, Inc., Class A	1,895	16,865
RCS Capital Corp., Class A(a)*	5,558	4,502
Safeguard Scientifics, Inc.(a)*	4,701	73,054
Stifel Financial Corp.*	11,269	474,425
Teton Advisors, Inc.(a)	25	1,087
Virtus Investment Partners, Inc.(a)	1,071	107,635
Westwood Holdings Group, Inc.	713	38,752
WisdomTree Investments, Inc.(a)	35,719	576,147
		5,499,019
Chemicals — 2.3%
A. Schulman, Inc.	6,827	221,673
American Vanguard Corp.(a)	6,233	72,053
Axiall Corp.	12,232	191,920
Balchem Corp.	7,283	442,588
Cabot Corp.	6,124	193,273
Calgon Carbon Corp.	17,775	276,935
Chase Corp.	1,800	70,902
Chemtura Corp.*	28,509	815,928
Codexis, Inc.*	4,011	13,597
Core Molding Technologies, Inc.*	1,500	27,675
Ferro Corp.*	33,688	368,884
Flotek Industries, Inc.(a)*	15,037	251,118
FutureFuel Corp.	10,473	103,473
H.B. Fuller Co.	14,100	478,554
Hawkins, Inc.	1,824	70,224
Innophos Holdings, Inc.	5,400	214,056
Innospec, Inc.	5,850	272,084
Intrepid Potash, Inc.*	10,268	56,885
KMG Chemicals, Inc.	2,500	48,225
Koppers Holdings, Inc.	4,043	81,547
Kraton Performance Polymers, Inc.*	6,776	121,290
Kronos Worldwide, Inc.(a)	10,857	67,422
LSB Industries, Inc.*	5,556	85,118
Minerals Technologies, Inc.	10,586	509,822
Northern Technologies International Corp.*	800	12,464
Olin Corp.(a)	24,277	408,096
OM Group, Inc.	6,888	226,546
Omnova Solutions, Inc.*	11,640	64,486
PolyOne Corp.	32,503	953,638
Quaker Chemical Corp.	3,387	261,070
Rayonier Advanced Materials, Inc.(a)	1,113	6,812
Sensient Technologies Corp.	15,705	962,716
Stepan Co.	3,600	149,796
Trecora Resources*	3,438	42,700
Tredegar Corp.	8,700	113,796
Tronox Ltd., Class A(a)	11,384	49,748
Valhi, Inc.(a)	1,644	3,107
		8,310,221
Commercial Banks — 10.1%
1st Source Corp.	7,264	223,731
Access National Corp.	1,032	21,022
American National Bankshares, Inc.	1,452	34,049
Ameris Bancorp	6,564	188,715
AmeriServ Financial, Inc.	4,400	14,256
Arrow Financial Corp.	2,751	73,450
Associated Banc-Corp.	38,953	699,985
Banc of California, Inc.	3,545	43,497
Bancfirst Corp.	3,000	189,300
Bancorp, Inc. (The)*	8,408	64,069
Bancorpsouth, Inc.	29,895	710,604
Bank of Hawaii Corp.(a)	14,316	908,923
Bank of the Ozarks, Inc.(a)	23,278	1,018,645
BankUnited, Inc.	16,386	585,799
Banner Corp.	4,200	200,634
Bar Harbor Bankshares	678	21,689
BBCN Bancorp, Inc.	19,638	294,963
Berkshire Hills Bancorp, Inc.	6,399	176,228
BNC Bancorp	1,373	30,522
Boston Private Financial Holdings, Inc.	21,569	252,357
Bridge Bancorp, Inc.(a)	400	10,684
Bryn Mawr Bank Corp.	2,508	77,924
Camden National Corp.	2,000	80,800
Capital Bank Financial Corp., Class A*	3,469	104,868
Capital City Bank Group, Inc.	664	9,907
Cardinal Financial Corp.	7,280	167,513
Cascade Bancorp*	9,720	52,585
Cathay General Bancorp	22,248	666,550
Centerstate Banks, Inc.	8,114	119,276
Central Pacific Financial Corp.	7,849	164,594
Century Bancorp, Inc., Class A	200	8,152
Chemical Financial Corp.	6,880	222,568
Citizens & Northern Corp.(a)	852	16,631
City Holding Co.	6,502	320,549
CNB Financial Corp.	1,780	32,343
CoBiz Financial, Inc.	8,151	106,045
Columbia Banking System, Inc.	14,910	465,341
Community Bank System, Inc.(a)	9,634	358,096
Community Trust Bancorp, Inc.	4,947	175,668
Connectone Bancorp, Inc.	3,802	73,379
Customers Bancorp, Inc.*	4,618	118,683
CVB Financial Corp.(a)	28,201	470,957
Eagle Bancorp, Inc.*	4,766	216,853
Enterprise Bancorp, Inc.(a)	300	6,291
Enterprise Financial Services Corp.	3,156	79,437
Fidelity Southern Corp.	3,533	74,688
Financial Institutions, Inc.	3,105	76,942
First Bancorp	3,400	57,800
First BanCorp*	35,131	125,066
First Bancorp, Inc.	1,683	32,145
First Busey Corp.	6,311	125,400
First Citizens BancShares, Inc., Class A	295	66,670

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
First Commonwealth Financial Corp.	23,740	$215,797
First Community Bancshares, Inc.	3,962	70,920
First Financial Bancorp	15,133	288,738
First Financial Bankshares, Inc.(a)	13,804	438,691
First Financial Corp.	3,200	103,520
First Horizon National Corp.(a)	57,796	819,547
First Interstate Bancsystem, Inc.	5,224	145,436
First Merchants Corp.	7,731	202,707
First Midwest Bancorp, Inc.	18,632	326,805
First NBC Bank Holding Co.*	2,539	88,967
First Niagara Financial Group, Inc.	80,008	816,882
FirstMerit Corp.	29,541	521,989
Flushing Financial Corp.	7,140	142,943
FNB Corp.	43,765	566,757
Fulton Financial Corp.	47,635	576,383
German American Bancorp, Inc.	2,400	70,248
Glacier Bancorp, Inc.(a)	19,481	514,104
Great Southern Bancorp, Inc.	3,025	130,982
Guaranty Bancorp	1,560	25,693
Hancock Holding Co.	15,794	427,228
Hanmi Financial Corp.	8,053	202,936
Heartland Financial USA, Inc.	5,400	195,966
Heritage Commerce Corp.	3,712	42,094
Heritage Financial Corp/WA	4,068	76,560
Hilltop Holdings, Inc.*	25,969	514,446
Home Bancshares, Inc.	18,138	734,589
HomeTrust Bancshares, Inc.*	671	12,447
Horizon Bancorp	466	11,067
Iberiabank Corp.	8,733	508,348
Independent Bank Corp.	4,840	223,124
International Bancshares Corp.	15,750	394,222
Lakeland Bancorp, Inc.	6,732	74,793
Lakeland Financial Corp.	3,370	152,155
LegacyTexas Financial Group, Inc.	10,399	316,962
Macatawa Bank Corp.	3,307	17,130
MainSource Financial Group, Inc.	4,530	92,231
MB Financial, Inc.	19,316	630,474
MBT Financial Corp.*	5,012	31,275
Mercantile Bank Corp.	1,265	26,287
Merchants Bancshares, Inc.	1,081	31,781
Metro Bancorp, Inc.	4,280	125,789
Midsouth Bancorp, Inc.	2,100	24,570
Monarch Financial Holdings, Inc.	838	10,383
National Bank Holdings Corp., Class A	5,279	108,378
National Penn Bancshares, Inc.	38,870	456,722
NBT Bancorp, Inc.	9,109	245,396
NewBridge Bancorp	3,549	30,273
Northrim BanCorp, Inc.	664	19,210
OFG Bancorp	12,417	108,400
Old National Bancorp	29,051	404,680
Opus Bank	894	34,187
Pacific Continental Corp.	3,047	40,556
Pacific Mercantile Bancorp*	2,500	16,825
Pacific Premier Bancorp, Inc.*	1,400	28,448
Park National Corp.	3,450	311,259
Park Sterling Corp.	6,835	46,478
Peapack Gladstone Financial Corp.	1,668	35,312
Penns Woods Bancorp, Inc.(a)	476	19,478
Peoples Bancorp, Inc.	2,300	47,817
Pinnacle Financial Partners, Inc.	9,240	456,548
Popular, Inc.	16,122	487,368
Preferred Bank/Los Angeles CA	1,791	56,596
Premier Financial Bancorp, Inc.	1,256	17,885
PrivateBancorp, Inc.	20,143	772,081
Renasant Corp.	6,909	226,961
Republic Bancorp, Inc., Class A	7,344	180,295
S&T Bancorp, Inc.	8,302	270,811
Sandy Spring Bancorp, Inc.	6,300	164,934
Seacoast Banking Corp. of Florida*	5,291	77,672
Select Bancorp, Inc.*	200	1,508
ServisFirst Bancshares, Inc.(a)	544	22,592
Sierra Bancorp	2,405	38,384
Simmons First National Corp., Class A(a)	4,398	210,796
South State Corp.	4,420	339,765
Southside Bancshares, Inc.	5,708	157,255
Southwest Bancorp, Inc.	3,700	60,717
State Bank Financial Corp.	3,793	78,439
Sterling Bancorp	27,379	407,126
Stock Yards Bancorp, Inc.	2,891	105,088
Suffolk Bancorp	3,195	87,287
Sun Bancorp, Inc.*	1,133	21,742
Synovus Financial Corp.	16,323	483,161
Talmer Bancorp, Inc., Class A	8,673	144,405
TCF Financial Corp.	44,758	678,531
Texas Capital Bancshares, Inc.*	11,663	611,374
Tompkins Financial Corp.	2,420	129,131
TowneBank	5,769	108,746
Trico Bancshares	4,164	102,309
Trustmark Corp.(a)	17,352	402,046
UMB Financial Corp.(a)	11,328	575,576
Umpqua Holdings Corp.	11,276	183,799
Union Bankshares Corp.	9,688	232,512
United Bankshares, Inc.(a)	17,021	646,628
United Community Banks, Inc/GA	13,916	284,443
Univest Corp. of Pennsylvania	3,100	59,582
Valley National Bancorp(a)	47,230	464,743
Washington Trust Bancorp, Inc.	3,000	115,350
Webster Financial Corp.	23,322	830,963
WesBanco, Inc.	6,434	202,349
West Bancorporation, Inc.	4,412	82,725
Westamerica Bancorporation(a)	6,329	281,261
Western Alliance Bancorp*	26,478	813,139
Wilshire Bancorp, Inc.	21,279	223,642
Wintrust Financial Corp.	11,283	602,851
		35,835,344
Commercial Services & Supplies — 2.8%
ABM Industries, Inc.	13,762	375,840
ACCO Brands Corp.*	26,340	186,224
ARC Document Solutions, Inc.*	11,111	66,111
Brady Corp., Class A	11,602	228,095
Brink's Co. (The)	11,715	316,422
Casella Waste Systems, Inc., Class A*	12,740	73,892
Ceco Environmental Corp.(a)	5,528	45,277
Civeo Corp.	7,095	10,501
Clean Harbors, Inc.(a)*	9,542	419,562
Command Security Corp.*	4,300	7,998
Covanta Holding Corp.(a)	31,607	551,542
Deluxe Corp.	15,691	874,616
Ennis, Inc.	5,800	100,688
Essendant, Inc.	12,825	415,915
Fuel Tech, Inc.*	4,500	8,595
G&K Services, Inc., Class A	4,600	306,452
Healthcare Services Group, Inc.(a)	491	16,547
Heritage-Crystal Clean, Inc.*	712	7,312
Herman Miller, Inc.	11,690	337,140
HNI Corp.	11,460	491,634
Innerworkings, Inc.(a)*	6,281	39,256
Interface, Inc.	20,182	452,884
Intersections, Inc.(a)*	3,104	6,456

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Kimball International, Inc., Class B	6,956	$65,804
Knoll, Inc.	12,851	282,465
Matthews International Corp., Class A	8,044	393,915
Mcgrath Rentcorp	5,300	141,457
Mobile Mini, Inc.(a)	14,147	435,586
MSA Safety, Inc.	8,900	355,733
Multi-Color Corp.	3,091	236,431
NL Industries, Inc.*	5,586	16,702
NV5 Holdings, Inc.(a)*	426	7,907
Performant Financial Corp.*	11,831	28,631
Quad/Graphics, Inc.	2,944	35,622
R.R. Donnelley & Sons Co.(a)	14,166	206,257
SP Plus Corp.*	4,000	92,600
Steelcase, Inc., Class A	26,730	492,099
Team, Inc.*	4,200	134,904
Tetra Tech, Inc.	15,976	388,377
TRC Cos., Inc.*	7,000	82,810
UniFirst Corp.	3,000	320,430
US Ecology, Inc.	5,445	237,674
Versar, Inc.*	2,000	6,940
Viad Corp.	4,500	130,455
Virco Manufacturing Corp.*	2,494	7,482
West Corp.	17,056	382,054
		9,821,294
Communications Equipment — 1.9%
ADTRAN, Inc.	14,713	214,810
Alliance Fiber Optic Products, Inc.	3,620	61,866
Bel Fuse, Inc., Class B	1,890	36,742
Black Box Corp.	3,700	54,538
CalAmp Corp.*	8,909	143,346
Calix, Inc.*	13,728	106,941
Ciena Corp.(a)*	26,438	547,795
Clearfield, Inc.(a)*	1,600	21,488
Communications Systems, Inc.	1,418	11,826
Comtech Telecommunications Corp.	4,325	89,138
Digi International, Inc.*	7,600	89,604
EMCORE Corp.*	4,428	30,110
Extreme Networks, Inc.*	21,668	72,804
Finisar Corp.*	25,900	288,267
Harmonic, Inc.*	24,420	141,636
Infinera Corp.(a)*	20,851	407,846
InterDigital, Inc.(a)	9,322	471,693
Ixia*	18,277	264,834
KVH Industries, Inc.*	5,534	55,340
Lumentum Holdings, Inc.*	9,511	161,211
Netgear, Inc.*	8,512	248,295
NetScout Systems, Inc.*	9,870	349,102
Numerex Corp., Class A*	2,359	20,547
Oclaro, Inc.(a)*	3,313	7,620
Optical Cable Corp.	374	1,290
PC-Tel, Inc.	4,100	24,641
Plantronics, Inc.	13,601	691,611
Polycom, Inc.*	35,376	370,741
Relm Wireless Corp.*	2,000	8,800
Ruckus Wireless, Inc.(a)*	12,870	152,896
ShoreTel, Inc.*	7,722	57,683
Sonus Networks, Inc.(a)*	7,880	45,074
Tessco Technologies, Inc.	1,000	21,040
Ubiquiti Networks, Inc.(a)	10,362	351,168
Viasat, Inc.(a)*	11,938	767,494
Viavi Solutions, Inc.(a)*	47,559	255,392
		6,645,229
Computers & Peripherals — 0.7%
Astro-Med, Inc.	1,572	21,851
Avid Technology, Inc.*	6,775	53,929
Concurrent Computer Corp.	1,362	6,442
Cray, Inc.(a)*	9,970	197,506
Diebold, Inc.(a)	14,553	433,243
Dot Hill Systems Corp.*	14,160	137,777
Electronics for Imaging, Inc.*	14,077	609,252
Imation Corp.(a)*	2,788	5,938
Immersion Corp.*	4,661	52,343
Intevac, Inc.*	4,883	22,462
Lexmark International, Inc., Class A	16,040	464,839
QLogic Corp.*	22,113	226,658
Super Micro Computer, Inc.(a)*	11,510	313,763
Transact Technologies, Inc.(a)	1,515	13,802
USA Technologies, Inc.*	1,931	4,808
		2,564,613
Construction & Engineering — 1.1%
Aegion Corp.*	10,061	165,805
Ameresco, Inc., Class A(a)*	4,779	28,101
Argan, Inc.	3,618	125,472
Comfort Systems USA, Inc.	8,930	243,432
Dycom Industries, Inc.*	9,800	709,128
EMCOR Group, Inc.	15,815	699,814
Furmanite Corp.*	10,379	63,104
Granite Construction, Inc.	9,422	279,551
Great Lakes Dredge & Dock Corp.*	15,377	77,500
KBR, Inc.	24,646	410,602
Layne Christensen Co.(a)*	1,221	7,936
MasTec, Inc.*	22,810	361,082
MYR Group, Inc.*	6,488	169,986
Northwest Pipe Co.*	1,895	24,749
Orion Marine Group, Inc.*	5,671	33,913
Primoris Services Corp.(a)	16,878	302,285
Sterling Construction Co., Inc.*	3,741	15,375
Tutor Perini Corp.*	11,189	184,171
		3,902,006
Construction Materials — 0.2%
Headwaters, Inc.*	18,717	351,880
United States Lime & Minerals, Inc.	1,679	76,646
US Concrete, Inc.*	2,169	103,656
		532,182
Consumer Finance — 0.8%
Asta Funding, Inc.*	2,600	22,178
Atlanticus Holdings Corp.*	5,476	20,152
Cash America International, Inc.(a)	7,015	196,209
Consumer Portfolio Services, Inc.*	7,272	36,215
Credit Acceptance Corp.(a)*	2,050	403,583
Encore Capital Group, Inc.(a)*	6,224	230,288
Enova International, Inc.*	6,418	65,592
Ezcorp, Inc., Class A*	9,217	56,869
First Cash Financial Services, Inc.*	7,967	319,158
First Marblehead Corp. (The)*	1,803	6,202
Green Dot Corp., Class A(a)*	12,631	222,306
Nelnet, Inc., Class A	10,600	366,866
PRA Group, Inc.(a)*	12,540	663,617
QC Holdings, Inc.	5,600	9,408
World Acceptance Corp.(a)*	3,636	97,590
		2,716,233
Containers & Packaging — 0.4%
AEP Industries, Inc.*	1,000	57,330
Berry Plastics Group, Inc.*	6,006	180,600
Graphic Packaging Holding Co.	73,153	935,627
Greif, Inc., Class A(a)	4,519	144,201

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Packaging (Continued)
Greif, Inc., Class B(a)	42	$1,624
Myers Industries, Inc.	8,017	107,428
Silgan Holdings, Inc.	1,944	101,166
		1,527,976
Distributors — 0.4%
Core-Mark Holding Co., Inc.	5,749	376,272
Pool Corp.	13,286	960,578
VOXX International Corp.*	4,800	35,616
Weyco Group, Inc.	690	18,657
		1,391,123
Diversified Consumer Services — 1.0%
American Public Education, Inc.*	3,569	83,693
Apollo Education Group, Inc.*	24,712	273,315
Ascent Capital Group, Inc., Class A*	2,620	71,736
Bridgepoint Education, Inc.*	11,558	88,072
Bright Horizons Family Solutions, Inc.*	5,552	356,660
Cambium Learning Group, Inc.*	1,370	6,535
Capella Education Co.	2,200	108,944
Career Education Corp.*	17,065	64,164
Carriage Services, Inc.(a)	5,101	110,131
Collectors Universe, Inc.	1,242	18,729
DeVry Education Group, Inc.(a)	15,913	432,993
Grand Canyon Education, Inc.*	14,214	539,990
Houghton Mifflin Harcourt Co.*	18,313	371,937
K12, Inc.*	7,149	88,934
Regis Corp.*	12,373	162,086
Sotheby's, Class A(a)	16,344	522,681
Spectrum Group International, Inc.*	7	4,214
Steiner Leisure Ltd.*	3,346	211,400
Strayer Education, Inc.*	2,275	125,057
Universal Technical Institute, Inc.	5,900	20,709
		3,661,980
Diversified Financial Services — 0.4%
A-Mark Precious Metals, Inc.	650	7,514
Gain Capital Holdings, Inc.(a)	8,775	63,882
MarketAxess Holdings, Inc.	11,093	1,030,318
Marlin Business Services Corp.	2,800	43,092
NewStar Financial, Inc.*	13,144	107,781
Pico Holdings, Inc.*	2,982	28,866
Resource America, Inc., Class A(a)	5,298	35,231
		1,316,684
Diversified Telecommunication Services — 0.7%
8x8, Inc.*	3,573	29,549
Alaska Communications Systems Group, Inc.*	2,448	5,361
Atlantic Tele-Network, Inc.	3,600	266,148
Cincinnati Bell, Inc.*	51,900	161,928
Cogent Communications Holdings, Inc.(a)	11,951	324,589
Consolidated Communications Holdings, Inc.(a)	13,459	259,355
FairPoint Communications, Inc.*	2,220	34,210
General Communication, Inc., Class A*	14,261	246,145
Hawaiian Telcom Holdco, Inc.*	187	3,886
IDT Corp., Class B	7,234	103,446
Inteliquent, Inc.	8,954	199,943
Intelsat SA(a)*	9,141	58,777
Lumos Networks Corp.	5,326	64,764
Orbcomm, Inc.(a)*	15,007	83,739
Premiere Global Services, Inc.*	12,823	176,188
Straight Path Communications, Inc., Class B(a)*	3,617	146,163
Vonage Holdings Corp.*	52,898	311,040
		2,475,231
Electric Utilities — 1.6%
Allete, Inc.	11,617	586,542
Cleco Corp.	10,695	569,402
El Paso Electric Co.	11,005	405,204
Empire District Electric Co. (The)	11,448	252,199
Genie Energy Ltd., Class B(a)	4,900	40,327
Hawaiian Electric Industries, Inc.	18,884	541,782
IDACORP, Inc.(a)	11,549	747,336
MGE Energy, Inc.	7,073	291,337
Otter Tail Corp.	8,077	210,487
PNM Resources, Inc.	21,371	599,456
Portland General Electric Co.	21,134	781,324
UIL Holdings Corp.	14,522	730,021
Unitil Corp.	2,375	87,590
		5,843,007
Electrical Equipment — 0.8%
Allied Motion Technologies, Inc.	1,600	28,432
AZZ, Inc.	6,246	304,118
Babcock & Wilcox Enterprises, Inc.*	1,662	27,922
Encore Wire Corp.	5,600	182,952
EnerSys	12,221	654,801
Espey Manufacturing & Electronics Corp.	565	13,992
Franklin Electric Co., Inc.(a)	13,269	361,315
Generac Holdings, Inc.(a)*	15,486	465,974
General Cable Corp.	11,120	132,328
Global Power Equipment Group, Inc.	3,290	12,074
LSI Industries, Inc.	4,900	41,356
Orion Energy Systems, Inc.(a)*	3,100	5,580
Powell Industries, Inc.	2,600	78,260
PowerSecure International, Inc.*	5,500	63,360
Preformed Line Products Co.	850	31,577
Regal Beloit Corp.	859	48,491
SL Industries, Inc.*	986	33,524
Thermon Group Holdings, Inc.*	6,904	141,877
Ultralife Corp.*	3,600	21,204
Vicor Corp.*	7,856	80,131
		2,729,268
Electronic Equipment, Instruments & Components — 3.1%
ADDvantage Technologies Group, Inc.*	2,400	5,376
Agilysys, Inc.*	6,358	70,701
Anixter International, Inc.*	8,951	517,189
AVX Corp.(a)	8,383	109,733
Badger Meter, Inc.(a)	3,000	174,180
Belden, Inc.	13,479	629,335
Benchmark Electronics, Inc.*	6,901	150,166
Checkpoint Systems, Inc.	9,937	72,043
Cognex Corp.	9,624	330,777
Coherent, Inc.*	6,500	355,550
CTS Corp.	9,329	172,680
Daktronics, Inc.	10,992	95,301
DTS, Inc.*	4,196	112,033
Electro Rent Corp.	6,482	67,283
Electro Scientific Industries, Inc.	7,067	32,791
Fabrinet*	7,794	142,864
FARO Technologies, Inc.(a)*	3,877	135,695
FEI Co.	2,442	178,364
Frequency Electronics, Inc.*	1,400	14,532
GSI Group, Inc.*	4,922	62,657
I.D. Systems, Inc.*	2,750	8,828
IEC Electronics Corp.*	800	3,136
II-VI, Inc.*	21,222	341,250
Insight Enterprises, Inc.*	10,250	264,962
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
IntriCon Corp.*	1,000	$8,110
Itron, Inc.*	9,844	314,122
Kemet Corp.*	8,936	16,442
Key Tronic Corp.*	1,700	17,034
Kimball Electronics, Inc.*	5,216	62,227
Knowles Corp.(a)*	11,920	219,686
Littelfuse, Inc.	6,629	604,233
LoJack Corp.*	3,166	9,181
Maxwell Technologies, Inc.(a)*	7,005	37,967
Mercury Systems, Inc.*	8,267	131,528
Mesa Laboratories, Inc.	860	95,804
Methode Electronics, Inc.	11,497	366,754
MOCON, Inc.	600	8,100
MTS Systems Corp.	3,800	228,418
Multi-Fineline Electronix, Inc.*	6,500	108,550
NAPCO Security Technologies, Inc.*	4,850	29,343
Newport Corp.*	11,000	151,250
OSI Systems, Inc.*	5,346	411,428
PAR Technology Corp.*	3,000	15,870
Park Electrochemical Corp.	4,194	73,772
PC Connection, Inc.	6,200	128,526
PCM, Inc.*	2,200	19,888
Perceptron, Inc.*	1,100	8,349
Planar Systems, Inc.*	4,606	26,715
Plexus Corp.*	9,556	368,670
Radisys Corp.*	8,500	22,950
RealD, Inc.*	7,410	71,210
Richardson Electronics Ltd.	2,700	15,903
Rofin-Sinar Technologies, Inc.*	6,296	163,255
Rogers Corp.*	3,742	199,000
Sanmina Corp.*	21,944	468,943
Scansource, Inc.*	6,290	223,043
SYNNEX Corp.	9,728	827,464
Tech Data Corp.*	9,625	659,312
TTM Technologies, Inc.*	20,635	128,556
Universal Display Corp.*	7,265	246,284
Vishay Intertechnology, Inc.(a)	37,733	365,633
Vishay Precision Group, Inc.*	4,187	48,527
Wayside Technology Group, Inc.	315	5,478
		10,954,951
Energy Equipment & Services — 1.3%
Atwood Oceanics, Inc.(a)	9,099	134,756
Basic Energy Services, Inc.(a)*	11,847	39,095
Bristow Group, Inc.	9,706	253,909
C&J Energy Services Ltd.(a)*	12,147	42,758
CARBO Ceramics, Inc.(a)	4,505	85,550
Dawson Geophysical Co.*	4,211	16,044
Dril-Quip, Inc.*	6,151	358,111
ENGlobal Corp.*	2,100	2,184
Era Group, Inc.*	5,219	78,128
Exterran Holdings, Inc.	20,013	360,234
Forum Energy Technologies, Inc.*	11,257	137,448
Geospace Technologies Corp.(a)*	2,574	35,547
Gulf Island Fabrication, Inc.	3,600	37,908
Gulfmark Offshore, Inc., Class A(a)	6,282	38,383
Helix Energy Solutions Group, Inc.*	29,507	141,339
Hornbeck Offshore Services, Inc.(a)*	9,178	124,178
ION Geophysical Corp.(a)*	43,775	17,072
Matrix Service Co.*	7,238	162,638
McDermott International, Inc.(a)*	51,671	222,185
Mitcham Industries, Inc.*	2,601	9,832
Natural Gas Services Group, Inc.*	2,500	48,250
Newpark Resources, Inc.*	23,432	119,972
Nuverra Environmental Solutions, Inc.(a)*	1,082	1,472
Oil States International, Inc.*	4,777	124,823
Pacific Drilling SA(a)*	5,084	6,355
Parker Drilling Co.*	28,864	75,912
Patterson-UTI Energy, Inc.	20,781	273,062
PHI, Inc.*	2,300	43,424
Pioneer Energy Services Corp.*	14,380	30,198
RigNet, Inc.(a)*	3,277	83,564
Rowan Cos. PLC, Class A	18,062	291,701
RPC, Inc.(a)	14,982	132,591
SEACOR Holdings, Inc.(a)*	5,019	300,186
Seventy Seven Energy, Inc.(a)*	4,979	6,871
Steel Excel, Inc.*	2,972	59,291
Superior Energy Services, Inc.	9,040	114,175
Tesco Corp.	7,514	53,650
Tetra Technologies, Inc.*	17,573	103,857
Tidewater, Inc.(a)	7,841	103,031
Unit Corp.(a)*	6,472	72,875
US Silica Holdings, Inc.(a)	13,049	183,860
		4,526,419
Food & Staples Retailing — 1.0%
Andersons, Inc. (The)	8,373	285,184
Casey's General Stores, Inc.	9,878	1,016,644
Chefs' Warehouse Inc. (The)(a)*	4,274	60,520
Fresh Market, Inc. (The)(a)*	11,040	249,394
Ingles Markets, Inc., Class A	2,846	136,124
Liberator Medical Holdings, Inc.	2,420	5,687
Natural Grocers by Vitamin Cottage, Inc.*	2,050	46,515
PriceSmart, Inc.(a)	7,615	588,944
SpartanNash Co.	9,360	241,956
SUPERVALU, Inc.*	70,022	502,758
United Natural Foods, Inc.*	5,073	246,091
Village Super Market, Inc., Class A	1,118	26,396
Weis Markets, Inc.	6,390	266,782
		3,672,995
Food Products — 2.1%
B&G Foods, Inc.	14,705	535,997
Boulder Brands, Inc.(a)*	16,615	136,077
Cal-Maine Foods, Inc.(a)	10,200	557,022
Calavo Growers, Inc.	5,041	225,030
Coffee Holding Co., Inc.(a)*	600	2,358
Darling Ingredients, Inc.*	37,935	426,389
Dean Foods Co.	24,914	411,579
Diamond Foods, Inc.*	6,580	203,059
Farmer Bros. Co.(a)*	3,200	87,200
Fresh Del Monte Produce, Inc.	17,012	672,144
Inventure Foods, Inc.(a)*	3,661	32,510
J&J Snack Foods Corp.	4,900	556,934
John B. Sanfilippo & Son, Inc.	2,650	135,839
Lancaster Colony Corp.	7,094	691,523
Landec Corp.*	9,074	105,894
Lifeway Foods, Inc.*	3,800	39,824
Omega Protein Corp.*	5,237	88,872
Post Holdings, Inc.*	12,146	717,829
Rocky Mountain Chocolate Factory, Inc.	1,260	14,175
Sanderson Farms, Inc.(a)	7,234	496,035
Scheid Vineyards, Inc., Class A*	20	640
Seneca Foods Corp., Class A*	1,249	32,911
Snyders-Lance, Inc.	16,939	571,353
Tootsie Roll Industries, Inc.(a)	7,511	235,019
TreeHouse Foods, Inc.*	7,856	611,118
		7,587,331
Gas Utilities — 1.4%
Chesapeake Utilities Corp.	3,064	162,637

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Gas Utilities (Continued)
Delta Natural Gas Co., Inc.	400	$8,184
Gas Natural, Inc.	836	7,474
Laclede Group, Inc. (The)	11,344	618,588
New Jersey Resources Corp.	21,532	646,606
Northwest Natural Gas Co.(a)	6,553	300,390
ONE Gas, Inc.(a)	13,428	608,691
Piedmont Natural Gas Co., Inc.	19,982	800,679
RGC Resources, Inc.	400	8,248
South Jersey Industries, Inc.	17,084	431,371
Southwest Gas Corp.	11,874	692,492
WGL Holdings, Inc.	12,554	723,989
		5,009,349
Health Care — 0.1%
Wright Medical Group NV*	12,356	251,939
Health Care Equipment & Supplies — 3.1%
Abaxis, Inc.(a)	5,104	224,525
Alere, Inc.*	17,068	821,824
Analogic Corp.(a)	3,627	297,559
Angiodynamics, Inc.*	8,705	114,819
Anika Therapeutics, Inc.*	4,100	130,503
Atrion Corp.	566	212,227
Bovie Medical Corp.*	4,900	9,702
Cantel Medical Corp.	10,310	584,577
Conmed Corp.	7,150	341,341
CryoLife, Inc.(a)	7,199	70,046
Cutera, Inc.*	2,299	30,071
Cyberonics, Inc.*	6,138	373,068
Cynosure, Inc., Class A*	6,160	185,046
Exactech, Inc.*	2,535	44,185
Globus Medical, Inc., Class A*	18,325	378,595
Greatbatch, Inc.*	7,181	405,152
Haemonetics Corp.*	12,126	391,912
Halyard Health, Inc.*	2,435	69,251
Hill-Rom Holdings, Inc.	15,133	786,765
ICU Medical, Inc.*	4,198	459,681
Inogen, Inc.*	2,528	122,734
Integra LifeSciences Holdings Corp.*	8,892	529,519
Invacare Corp.	7,217	104,430
Iridex Corp.*	671	5,180
LeMaitre Vascular, Inc.	6,218	75,797
Masimo Corp.*	13,665	526,922
Meridian Bioscience, Inc.(a)	8,932	152,737
Merit Medical Systems, Inc.*	11,860	283,573
Misonix, Inc.*	2,200	24,156
Natus Medical, Inc.*	8,702	343,294
Neogen Corp.*	8,095	364,194
NuVasive, Inc.*	11,084	534,471
OraSure Technologies, Inc.(a)*	9,164	40,688
Orthofix International NV*	3,915	132,131
Quidel Corp.(a)*	8,803	166,201
RTI Surgical, Inc.*	13,049	74,118
SeaSpine Holdings Corp.*	2,964	48,017
Span-America Medical Systems, Inc.	500	8,825
SurModics, Inc.*	3,700	80,808
Symmetry Surgical, Inc.*	2,210	19,669
Thoratec Corp.*	14,518	918,409
Utah Medical Products, Inc.	831	44,766
Vascular Solutions, Inc.*	6,500	210,665
West Pharmaceutical Services, Inc.	5,658	306,211
Wright Medical Group, Inc.(a)*	5,036	105,857
		11,154,221
Health Care Providers & Services — 3.2%
Acadia Healthcare Co., Inc.(a)*	1,028	68,126
Aceto Corp.	8,918	244,799
Addus HomeCare Corp.*	1,435	44,700
Air Methods Corp.(a)*	10,444	356,036
Alliance HealthCare Services, Inc.*	190	1,854
Almost Family, Inc.*	1,325	53,066
Amedisys, Inc.*	7,641	290,129
AMN Healthcare Services, Inc.*	12,834	385,148
Amsurg Corp.(a)*	11,477	891,878
BioScrip, Inc.(a)*	18,019	33,696
BioTelemetry, Inc.*	8,270	101,225
Capital Senior Living Corp.(a)*	9,398	188,430
Chemed Corp.	6,067	809,762
Corvel Corp.*	5,100	164,730
Cross Country Healthcare, Inc.*	3,500	47,635
Digirad Corp.	2,100	7,854
Ensign Group, Inc. (The)	5,064	215,878
ExamWorks Group, Inc.(a)*	9,694	283,453
Five Star Quality Care, Inc.*	6,584	20,345
Genesis Healthcare, Inc.*	4,555	27,922
Hanger, Inc.*	9,832	134,108
Health Net, Inc.*	21,649	1,303,703
Healthways, Inc.*	9,735	108,253
IPC Healthcare, Inc.*	4,065	315,810
Kindred Healthcare, Inc.	17,194	270,805
Landauer, Inc.(a)	300	11,097
LHC Group, Inc.*	3,800	170,126
LifePoint Health, Inc.*	12,078	856,330
Magellan Health, Inc.*	10,800	598,644
Medcath Corp.(b)*	3,122	—
Molina Healthcare, Inc.(a)*	13,027	896,909
National Healthcare Corp.	3,000	182,670
National Research Corp., Class A	4,425	52,835
National Research Corp., Class B	737	24,321
Nobilis Health Corp.(a)*	1,318	6,880
Owens & Minor, Inc.(a)	19,632	627,046
PharMerica Corp.*	7,236	206,009
Providence Service Corp. (The)*	4,498	196,023
RadNet, Inc.*	9,750	54,113
Select Medical Holdings Corp.	35,178	379,571
Surgical Care Affiliates, Inc.*	6,405	209,379
Triple-S Management Corp., Class B*	5,369	95,622
U.S. Physical Therapy, Inc.	2,650	118,959
Universal American Corp.*	17,673	120,883
VCA, Inc.*	2,676	140,891
WellCare Health Plans, Inc.*	2,744	236,478
		11,554,131
Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.*	46,150	572,260
Arrhythmia Research Technology, Inc.*	200	1,248
Computer Programs & Systems, Inc.(a)	2,670	112,487
HealthStream, Inc.*	6,062	132,212
HMS Holdings Corp.*	23,852	209,182
MedAssets, Inc.*	15,666	314,260
Merge Healthcare, Inc.*	18,393	130,590
Omnicell, Inc.*	8,824	274,427
Quality Systems, Inc.	15,913	198,594
Simulations Plus, Inc.	800	7,552
		1,952,812
Hotels, Restaurants & Leisure — 4.9%
Belmond Ltd., Class A*	24,303	245,703
Biglari Holdings, Inc.*	1	366
BJ's Restaurants, Inc.(a)*	7,565	325,522
Bloomin' Brands, Inc.	28,717	522,075
Bob Evans Farms, Inc.	8,500	368,475
Boyd Gaming Corp.*	12,218	199,153

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Bravo Brio Restaurant Group, Inc.*	4,343	$48,946
Brinker International, Inc.(a)	12,189	641,995
Buffalo Wild Wings, Inc.(a)*	5,433	1,050,905
Carrols Restaurant Group, Inc.*	8,600	102,340
Cheesecake Factory, Inc. (The)	16,450	887,642
Choice Hotels International, Inc.	13,207	629,314
Churchill Downs, Inc.	3,476	465,124
Chuy's Holdings, Inc.*	3,442	97,753
ClubCorp Holdings, Inc.	12,440	266,962
Cracker Barrel Old Country Store, Inc.(a)	6,008	884,858
Del Frisco's Restaurant Group, Inc.*	5,669	78,742
Denny's Corp.*	20,830	229,755
Diamond Resorts International, Inc.(a)*	17,046	398,706
DineEquity, Inc.	5,483	502,572
Dover Motorsports, Inc.(a)	4,000	9,220
Famous Dave's of America, Inc.(a)*	2,145	27,692
Fiesta Restaurant Group, Inc.*	8,023	364,004
Gaming Partners International Corp.*	1,300	12,974
International Speedway Corp., Class A	7,848	248,939
Interval Leisure Group, Inc.(a)	19,489	357,818
Intrawest Resorts Holdings, Inc.*	831	7,196
Isle of Capri Casinos, Inc.*	5,718	99,722
Jack in the Box, Inc.	12,870	991,505
Jamba, Inc.(a)*	4,407	62,800
Kona Grill, Inc.*	1,540	24,255
Krispy Kreme Doughnuts, Inc.*	17,981	263,062
La Quinta Holdings, Inc.*	25,321	399,565
Luby's, Inc.*	7,260	36,082
Marcus Corp. (The)	4,500	87,030
Marriott Vacations Worldwide Corp.	8,070	549,890
Monarch Casino & Resort, Inc.*	4,370	78,529
Nathan's Famous, Inc.	1,385	52,658
Papa John's International, Inc.	12,676	868,052
Papa Murphy's Holdings, Inc.(a)*	672	9,865
Penn National Gaming, Inc.(a)*	8,352	140,147
Pinnacle Entertainment, Inc.*	1,300	43,992
Popeyes Louisiana Kitchen, Inc.*	7,661	431,774
Potbelly Corp.*	932	10,261
RCI Hospitality Holdings, Inc.*	2,209	23,018
Red Lion Hotels Corp.*	4,500	38,250
Red Robin Gourmet Burgers, Inc.*	4,100	310,534
Ruby Tuesday, Inc.*	16,960	105,322
Ruth's Hospitality Group, Inc.	9,943	161,474
Scientific Games Corp., Class A(a)*	11,235	117,406
SeaWorld Entertainment, Inc.(a)	18,699	333,029
Sonic Corp.(a)	14,391	330,273
Speedway Motorsports, Inc.	10,200	184,110
Texas Roadhouse, Inc.	21,500	799,800
Town Sports International Holdings, Inc.(a)*	8,000	21,040
Vail Resorts, Inc.	11,911	1,246,843
Wendy's Co. (The)	72,130	623,924
		17,418,963
Household Durables — 1.7%
Bassett Furniture Industries, Inc.	2,600	72,410
Beazer Homes USA, Inc.*	1,643	21,901
Blyth, Inc.*	4,000	23,880
California Coastal Communities, Inc.(b)*	1,800	—
Cavco Industries, Inc.*	1,100	74,899
CSS Industries, Inc.	2,100	55,314
Dixie Group, Inc. (The)*	1,200	10,032
Ethan Allen Interiors, Inc.(a)	6,796	179,482
Flexsteel Industries, Inc.	1,013	31,656
Green Brick Partners, Inc.*	2,837	30,725
Helen of Troy Ltd.*	7,567	675,733
Hooker Furniture Corp.	2,500	58,850
Installed Building Products, Inc.*	6,010	151,933
iRobot Corp.(a)*	6,627	193,111
KB Home(a)	22,962	311,135
La-Z-Boy, Inc.	12,996	345,174
Libbey, Inc.	8,753	285,435
Lifetime Brands, Inc.	3,200	44,736
M.D.C. Holdings, Inc.(a)	11,822	309,500
M/I Homes, Inc.*	5,641	133,015
Meritage Homes Corp.*	10,796	394,270
NACCO Industries, Inc., Class A	1,000	47,550
Orleans Homebuilders, Inc.(a) (b)*	4,953	—
Ryland Group, Inc. (The)(a)	10,609	433,165
Skullcandy, Inc.*	6,327	34,988
Standard Pacific Corp.*	46,828	374,624
Stanley Furniture Co., Inc.*	927	2,735
Taylor Morrison Home Corp., Class A(a)*	7,918	147,750
Tempur Sealy International, Inc.(a)*	10,591	756,515
TRI Pointe Group, Inc.*	29,095	380,854
Tupperware Brands Corp.(a)	4,000	197,960
Universal Electronics, Inc.*	3,832	161,059
WCI Communities, Inc.*	582	13,171
William Lyon Homes, Class A*	4,109	84,645
ZAGG, Inc.*	6,699	45,486
		6,083,693
Household Products — 0.2%
Central Garden and Pet Co.*	3,317	51,314
Central Garden and Pet Co., Class A*	7,899	127,253
HRG Group, Inc.*	10,638	124,784
Orchids Paper Products Co.(a)	1,716	44,787
WD-40 Co.	5,000	445,350
		793,488
Independent Power Producers & Energy Traders — 0.1%
Ormat Technologies, Inc.	6,513	221,637
Pattern Energy Group, Inc.(a)	13,222	252,408
		474,045
Industrial Conglomerates — 0.1%
Raven Industries, Inc.(a)	10,531	178,500
Insurance — 5.0%
Ambac Financial Group, Inc.*	11,615	168,069
American Equity Investment Life Holding Co.(a)	20,884	486,806
American National Insurance Co.	63	6,151
AMERISAFE, Inc.	3,900	193,947
Amtrust Financial Services, Inc.	8,357	526,324
Argo Group International Holdings Ltd.	8,419	476,431
Aspen Insurance Holdings Ltd.	20,084	933,304
Baldwin & Lyons, Inc., Class B	1,818	39,451
Citizens, Inc., Class A(a)*	11,958	88,728
CNO Financial Group, Inc.	57,333	1,078,434
Crawford & Co., Class A	10,528	58,852
Crawford & Co., Class B	3,991	22,390
Donegal Group, Inc., Class A	4,648	65,351
EMC Insurance Group, Inc.	5,700	132,297
Employers Holdings, Inc.	8,660	193,031
Endurance Specialty Holdings Ltd.	19,334	1,179,954
Enstar Group Ltd.(a)*	2,624	393,600
FBL Financial Group, Inc., Class A	6,600	406,032
Federated National Holding Co.	2,784	66,872
First Acceptance Corp.*	15,539	41,955
First American Financial Corp.(a)	22,101	863,486
Global Indemnity PLC*	3,524	92,223

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Greenlight Capital Re Ltd., Class A*	7,410	$165,095
Hallmark Financial Services, Inc.*	5,700	65,493
Hanover Insurance Group, Inc. (The)	11,305	878,399
HCI Group, Inc.(a)	3,748	145,310
Horace Mann Educators Corp.	12,678	421,163
Independence Holding Co.	3,520	45,619
Infinity Property & Casualty Corp.	4,300	346,322
Investors Title Co.	292	21,158
Kemper Corp.	15,116	534,653
Maiden Holdings Ltd.(a)	18,753	260,292
MBIA, Inc.(a)*	50,611	307,715
Mercury General Corp.(a)	14,040	709,160
National General Holdings Corp.	4,292	82,793
National Interstate Corp.(a)	5,293	141,217
Navigators Group, Inc. (The)*	3,600	280,728
OneBeacon Insurance Group Ltd., Class A	6,225	87,399
Primerica, Inc.(a)	14,267	643,014
ProAssurance Corp.	9,126	447,813
RLI Corp.	13,400	717,302
Safety Insurance Group, Inc.	4,269	231,166
Selective Insurance Group, Inc.(a)	13,673	424,683
StanCorp Financial Group, Inc.	10,152	1,159,358
State Auto Financial Corp.	9,900	225,819
Stewart Information Services Corp.	5,055	206,800
Symetra Financial Corp.	28,069	888,103
Unico American Corp.*	1,700	18,156
United Fire Group, Inc.	6,100	213,805
United Insurance Holdings Corp.(a)	2,821	37,096
Universal Insurance Holdings, Inc.	13,562	400,621
		17,619,940
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A(a)*	7,537	68,587
Blue Nile, Inc.(a)*	2,642	88,613
CafePress, Inc.(a)*	2,322	10,031
EVINE Live, Inc.*	11,608	30,413
FTD Cos., Inc.*	5,417	161,427
Gaiam, Inc., Class A*	2,400	14,760
HSN, Inc.	10,351	592,491
Liberty TripAdvisor Holdings, Inc., Class A*	7,455	165,277
NutriSystem, Inc.	7,768	206,007
Overstock.com, Inc.*	4,154	71,283
PetMed Express, Inc.(a)	5,572	89,709
Shutterfly, Inc.(a)*	10,633	380,130
US Auto Parts Network, Inc.*	6,100	11,468
		1,890,196
Internet Software & Services — 1.7%
Actua Corp.*	9,386	110,379
Angie's List, Inc.(a)*	4,421	22,282
Blucora, Inc.*	9,571	131,793
Cimpress NV(a)*	6,915	526,301
Constant Contact, Inc.*	7,178	173,995
Dealertrack Technologies, Inc.*	14,194	896,493
Demand Media, Inc.*	803	3,348
DHI Group, Inc.*	15,328	112,048
EarthLink Holdings Corp.	26,274	204,412
Endurance International Group Holdings, Inc.(a)*	2,033	27,161
Envestnet, Inc.(a)*	8,051	241,288
GrubHub, Inc.(a)*	7,146	173,934
GTT Communications, Inc.*	4,900	113,974
HomeAway, Inc.*	2,170	57,592
Internap Corp.*	14,992	91,901
IntraLinks Holdings, Inc.*	11,944	99,016
Inuvo, Inc.*	3,400	9,860
j2 Global, Inc.(a)	15,473	1,096,262
Limelight Networks, Inc.*	19,837	37,889
Liquidity Services, Inc.*	1,132	8,365
Monster Worldwide, Inc.(a)*	23,472	150,690
NIC, Inc.	16,603	294,039
QuinStreet, Inc.*	9,301	51,620
Qumu Corp.*	3,400	13,328
RealNetworks, Inc.*	11,295	46,196
Reis, Inc.	2,638	59,751
RetailMeNot, Inc.*	7,590	62,541
SciQuest, Inc.*	865	8,650
Shutterstock, Inc.(a)*	8,258	249,722
Stamps.com, Inc.*	4,466	330,529
support.com, Inc.*	1,350	1,512
TechTarget, Inc.*	2,875	24,495
Travelzoo, Inc.*	2,482	20,526
United Online, Inc.*	3,293	32,930
Web.com Group, Inc.*	14,150	298,282
WebMD Health Corp.(a)*	8,669	345,373
XO Group, Inc.*	6,500	91,845
		6,220,322
IT Services — 3.0%
Acxiom Corp.*	21,239	419,683
Blackhawk Network Holdings, Inc.*	11,071	469,300
CACI International, Inc., Class A*	6,200	458,614
Cardtronics, Inc.(a)*	13,552	443,150
Cass Information Systems, Inc.	1,793	88,090
Ciber, Inc.*	17,360	55,205
Computer Task Group, Inc.	4,027	24,927
Convergys Corp.(a)	27,118	626,697
CoreLogic, Inc.*	22,522	838,494
CSG Systems International, Inc.	9,625	296,450
Datalink Corp.*	7,595	45,342
Edgewater Technology, Inc.*	2,300	16,836
EPAM Systems, Inc.*	11,870	884,552
Euronet Worldwide, Inc.*	13,882	1,028,517
Everi Holdings, Inc.*	16,896	86,676
ExlService Holdings, Inc.*	9,262	342,046
Forrester Research, Inc.	8,761	275,446
Hackett Group, Inc. (The)	8,900	122,375
Heartland Payment Systems, Inc.	9,697	611,008
Higher One Holdings, Inc.(a)*	5,757	11,341
Innodata, Inc.*	5,684	13,244
Leidos Holdings, Inc.	9,384	387,653
Lionbridge Technologies, Inc.*	14,462	71,442
Mantech International Corp., Class A	5,860	150,602
MAXIMUS, Inc.	10,891	648,668
ModusLink Global Solutions, Inc.(a)*	6,850	19,591
MoneyGram International, Inc.*	7,759	62,227
Perficient, Inc.*	7,956	122,761
PFSweb, Inc.*	2,410	34,270
Planet Payment, Inc.*	4,383	12,404
PRGX Global, Inc.*	4,649	17,527
Science Applications International Corp.	11,148	448,261
SYKES Enterprises, Inc.*	10,744	273,972
Syntel, Inc.*	2,680	121,431
TeleTech Holdings, Inc.	17,188	460,467
Unisys Corp.*	13,257	157,758
Virtusa Corp.(a)*	8,976	460,559
		10,607,586
Leisure Equipment & Products — 0.4%
Arctic Cat, Inc.(a)	3,625	80,403
Black Diamond, Inc.(a)*	1,900	11,932

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Leisure Equipment & Products (Continued)
Callaway Golf Co.(a)	19,865	$165,873
Escalade, Inc.(a)	1,950	30,810
Jakks Pacific, Inc.(a)*	5,129	43,699
Johnson Outdoors, Inc., Class A	1,000	21,100
Marine Products Corp.	8,414	58,393
Nautilus, Inc.*	8,479	127,185
Smith & Wesson Holding Corp.*	1,467	24,748
Sturm Ruger & Co., Inc.	6,113	358,772
Vista Outdoor, Inc.*	11,312	502,592
		1,425,507
Life Sciences Tools & Services — 0.7%
Affymetrix, Inc.*	18,347	156,683
Albany Molecular Research, Inc.(a)*	8,825	153,732
Bruker Corp.*	11,091	182,225
Cambrex Corp.*	7,454	295,775
Charles River Laboratories International, Inc.*	14,892	945,940
Enzo Biochem, Inc.*	3,616	11,463
Harvard Bioscience, Inc.*	10,123	38,265
Luminex Corp.*	8,296	140,285
Parexel International Corp.(a)*	9,595	594,122
Sequenom, Inc.(a)*	3,181	5,567
		2,524,057
Machinery — 3.4%
Accuride Corp.*	9,955	27,575
Actuant Corp., Class A	16,593	305,145
Alamo Group, Inc.	2,600	121,550
Albany International Corp., Class A	7,900	226,019
Altra Industrial Motion Corp.	9,567	221,189
American Railcar Industries, Inc.(a)	5,900	213,344
Astec Industries, Inc.	4,561	152,839
Barnes Group, Inc.	17,454	629,217
Blount International, Inc.*	13,651	76,036
Briggs & Stratton Corp.(a)	11,874	229,287
Chart Industries, Inc.*	6,257	120,197
CIRCOR International, Inc.	4,348	174,442
CLARCOR, Inc.	10,970	523,050
Columbus McKinnon Corp.	4,066	73,839
Commercial Vehicle Group, Inc.*	5,920	23,858
Douglas Dynamics, Inc.(a)	5,987	118,902
Dynamic Materials Corp.	2,800	26,712
Eastern Co. (The)	500	8,100
Energy Recovery, Inc.(a)*	3,627	7,762
EnPro Industries, Inc.	6,545	256,368
ESCO Technologies, Inc.	5,761	206,820
Federal Signal Corp.	16,169	221,677
FreightCar America, Inc.	2,400	41,184
Global Brass & Copper Holdings, Inc.	3,489	71,559
Gorman-Rupp Co. (The)(a)	5,455	130,756
Graham Corp.	1,900	33,535
Greenbrier Cos., Inc. (The)(a)	6,690	214,816
Hardinge, Inc.	1,500	13,770
Harsco Corp.	19,401	175,967
Hillenbrand, Inc.	18,858	490,497
Hurco Cos., Inc.	1,000	26,240
Hyster-Yale Materials Handling, Inc.	2,000	115,660
ITT Corp.	376	12,570
John Bean Technologies Corp.	8,769	335,414
Kadant, Inc.	3,400	132,634
Kennametal, Inc.(a)	14,118	351,397
Key Technology, Inc.*	1,100	13,266
LB Foster Co., Class A	1,776	21,809
Lindsay Corp.(a)	2,399	162,628
Lydall, Inc.*	3,767	107,322
Manitex International, Inc.(a)*	1,300	7,306
Manitowoc Co., Inc. (The)	32,658	489,870
Meritor, Inc.*	26,078	277,209
Mfri, Inc.*	1,900	9,728
Miller Industries, Inc.	2,958	57,799
Mueller Industries, Inc.	17,150	507,297
Mueller Water Products, Inc., Class A	43,155	330,567
NN, Inc.(a)	4,300	79,550
Omega Flex, Inc.	488	16,299
Proto Labs, Inc.(a)*	5,527	370,309
RBC Bearings, Inc.*	5,604	334,727
Rexnord Corp.*	26,695	453,281
Standex International Corp.	4,000	301,400
Sun Hydraulics Corp.	6,200	170,314
Supreme Industries, Inc., Class A	1,256	10,462
Tennant Co.	4,939	277,473
Terex Corp.	8,034	144,130
Titan International, Inc.(a)	14,568	96,295
Toro Co. (The)	1,669	117,731
Trimas Corp.*	12,810	209,444
Twin Disc, Inc.	2,200	27,302
Valmont Industries, Inc.	3,297	312,852
Wabash National Corp.(a)*	20,517	217,275
Watts Water Technologies, Inc., Class A	8,038	424,567
Woodward, Inc.	13,173	536,141
Xerium Technologies, Inc.(a)*	813	10,553
		12,204,833
Marine — 0.1%
Genco Shipping & Trading Ltd.(a)*	2,196	8,587
International Shipholding Corp.	710	2,719
Matson, Inc.	10,731	413,036
		424,342
Media — 1.8%
AH Belo Corp., Class A	3,878	19,118
AMC Entertainment Holdings, Inc., Class A	4,524	113,960
Ballantyne Strong, Inc.*	3,464	16,281
Beasley Broadcast Group, Inc., Class A	1,657	6,860
Carmike Cinemas, Inc.*	6,134	123,232
Clear Channel Outdoor Holdings, Inc., Class A*	3,398	24,228
Crown Media Holdings, Inc., Class A*	14,388	76,976
Cumulus Media, Inc., Class A(a)*	41,094	28,922
DreamWorks Animation SKG, Inc., Class A*	17,125	298,831
Entercom Communications Corp., Class A*	2,374	24,120
Entravision Communications Corp., Class A	16,829	111,745
EW Scripps Co. (The), Class A	22,625	399,784
Gray Television, Inc.*	14,160	180,682
Harte-Hanks, Inc.	17,183	60,656
Here Media, Inc.*	499	—
Here Media, Inc., Special Shares*	499	—
John Wiley & Sons, Inc., Class A	6,776	339,003
Journal Media Group, Inc.	6,652	49,890
Live Nation Entertainment, Inc.*	18,908	454,548
Loral Space & Communications, Inc.*	1,672	78,718
Martha Stewart Living Omnimedia, Inc., Class A*	4,621	27,541
Media General, Inc.(a)*	3,965	55,470
Meredith Corp.	8,903	379,090
Morningstar, Inc.	164	13,163
National CineMedia, Inc.	15,891	213,257
New York Times Co. (The), Class A(a)	38,149	450,540
Nexstar Broadcasting Group, Inc., Class A	9,744	461,378
Radio One, Inc.(a)*	6,700	14,271

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Reading International, Inc., Class A*	1,854	$23,490
Regal Entertainment Group, Class A(a)	27,205	508,461
Rentrak Corp.(a)*	1,593	86,133
Saga Communications, Inc., Class A	1,116	37,509
Salem Media Group, Inc., Class A	1,041	6,371
Scholastic Corp.(a)	7,171	279,382
Sinclair Broadcast Group, Inc., Class A(a)	17,343	439,125
Sizmek, Inc.*	4,823	28,890
Starz - Liberty Capital, Class A*	16,422	613,197
Time, Inc.	16,233	309,239
		6,354,061
Metals & Mining — 1.0%
A.M. Castle & Co.(a)*	2,487	5,521
AK Steel Holding Corp.(a)*	9,644	23,242
Ampco-Pittsburgh Corp.	2,200	24,002
Carpenter Technology Corp.(a)	6,889	205,086
Century Aluminum Co.(a)*	24,258	111,587
Coeur Mining, Inc.*	22,496	63,439
Commercial Metals Co.	31,042	420,619
Compass Minerals International, Inc.	7,742	606,741
Contango ORE, Inc.(a)*	350	1,750
Friedman Industries, Inc.	700	4,200
Globe Specialty Metals, Inc.	20,087	243,655
Haynes International, Inc.	2,200	83,248
Hecla Mining Co.(a)	39,239	77,301
Horsehead Holding Corp.(a)*	13,607	41,365
Kaiser Aluminum Corp.(a)	4,533	363,773
Materion Corp.	5,300	159,106
McEwen Mining, Inc.(a)	21,736	19,012
Olympic Steel, Inc.	1,900	18,905
Real Industry, Inc.*	1,320	11,642
Schnitzer Steel Industries, Inc., Class A	6,589	89,215
Stillwater Mining Co.(a)*	32,208	332,709
SunCoke Energy, Inc.	17,109	133,108
TimkenSteel Corp.(a)	6,247	63,220
Universal Stainless & Alloy Products, Inc.*	1,400	14,812
Worthington Industries, Inc.	17,754	470,126
		3,587,384
Multi-Utilities — 0.5%
Avista Corp.	16,200	538,650
Black Hills Corp.	12,049	498,106
NorthWestern Corp.(a)	11,897	640,415
		1,677,171
Multiline Retail — 0.3%
Big Lots, Inc.(a)	14,719	705,335
Bon-Ton Stores, Inc. (The)(a)	2,700	8,478
Fred's, Inc., Class A	9,237	109,459
Gordmans Stores, Inc.(a)*	2,170	7,595
J.C. Penney Co., Inc.(a)*	22,860	212,369
Tuesday Morning Corp.(a)*	9,803	53,034
		1,096,270
Oil, Gas & Consumable Fuels — 2.0%
Abraxas Petroleum Corp.(a)*	14,400	18,432
Adams Resources & Energy, Inc.	900	36,900
Alon USA Energy, Inc.(a)	16,621	300,341
Approach Resources, Inc.(a)*	5,197	9,718
Barnwell Industries, Inc.*	2,159	4,016
Bill Barrett Corp.(a)*	11,138	36,755
Bonanza Creek Energy, Inc.(a)*	11,086	45,120
California Resources Corp.	39,990	103,974
Callon Petroleum Co.*	13,793	100,551
Carrizo Oil & Gas, Inc.*	11,355	346,782
Clayton Williams Energy, Inc.(a)*	2,100	81,501
Clean Energy Fuels Corp.(a)*	13,545	60,953
Cloud Peak Energy, Inc.(a)*	14,607	38,416
Comstock Resources, Inc.(a)	11,580	22,118
Contango Oil & Gas Co.*	3,897	29,617
Delek US Holdings, Inc.	18,778	520,151
DHT Holdings, Inc.	13,686	101,550
Emerald Oil, Inc.(a)*	608	1,113
Energy XXI Ltd.(a)	17,275	18,139
EnLink Midstream LLC	4,723	86,336
EP Energy Corp., Class A(a)*	9,937	51,176
Evolution Petroleum Corp.	1,923	10,673
GasLog Ltd.(a)	18,166	174,757
Gastar Exploration, Inc.(a)*	14,783	17,000
Green Plains, Inc.	9,194	178,915
Jones Energy, Inc., Class A(a)*	1,074	5,144
Kosmos Energy Ltd.*	28,225	157,495
Laredo Petroleum, Inc.(a)*	1,183	11,156
Matador Resources Co.(a)*	20,111	417,102
Northern Oil and Gas, Inc.(a)*	13,680	60,466
Overseas Shipholding Group, Inc. Class B*	2,209	7,489
Panhandle Oil and Gas, Inc., Class A	3,073	49,660
Par Petroleum Corp.*	1,139	23,725
Parsley Energy, Inc., Class A(a)*	12,267	184,864
PBF Energy, Inc., Class A(a)	20,151	568,863
PDC Energy, Inc.(a)*	9,518	504,549
Penn Virginia Corp.(a)*	17,926	9,501
Petroquest Energy, Inc.*	14,106	16,504
Renewable Energy Group, Inc.*	8,738	72,351
Rex American Resources Corp.(a)*	1,575	79,727
Rex Energy Corp.(a)*	16,655	34,476
Rice Energy, Inc.(a)*	13,476	217,772
Ring Energy, Inc.(a)*	553	5,458
RSP Permian, Inc.(a)*	6,736	136,404
Scorpio Tankers, Inc.	45,324	415,621
SemGroup Corp., Class A	11,286	488,007
Ship Finance International Ltd.(a)	20,026	325,422
SM Energy Co.(a)	9,500	304,380
Stone Energy Corp.(a)*	12,863	63,800
Synergy Resources Corp.(a)*	22,199	217,550
Teekay Corp.(a)	5,035	149,237
Teekay Tankers Ltd., Class A	1,449	9,998
Triangle Petroleum Corp.(a)*	21,302	30,249
Vaalco Energy, Inc.(a)*	14,113	23,992
W&T Offshore, Inc.(a)	16,273	48,819
WPX Energy, Inc.*	23,874	158,046
		7,192,831
Paper & Forest Products — 0.9%
Boise Cascade Co.*	9,706	244,785
Clearwater Paper Corp.*	5,859	276,779
Deltic Timber Corp.	2,800	167,468
Domtar Corp.	12,050	430,788
KapStone Paper and Packaging Corp.	26,200	432,562
Louisiana-Pacific Corp.(a)*	38,119	542,815
Mercer International, Inc.	13,909	139,507
Neenah Paper, Inc.	3,300	192,324
P. H. Glatfelter Co.	12,047	207,449
Resolute Forest Products, Inc.*	8,572	71,233
Schweitzer-Mauduit International, Inc.	8,407	289,033
Wausau Paper Corp.	10,438	66,803
		3,061,546
Personal Products — 0.4%
CCA Industries, Inc.*	556	1,590
Inter Parfums, Inc.	10,446	259,165
Medifast, Inc.(a)*	3,300	88,638

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Personal Products (Continued)
Natural Alternatives International, Inc.*	1,000	$6,290
Natural Health Trends Corp.(a)	1,100	35,948
Natures Sunshine Products, Inc.	1,700	20,366
Nu Skin Enterprises, Inc., Class A	5,773	238,310
Nutraceutical International Corp.*	2,300	54,303
Revlon, Inc., Class A*	11,462	337,556
United-Guardian, Inc.	600	10,812
USANA Health Sciences, Inc.*	3,400	455,702
		1,508,680
Pharmaceuticals — 1.0%
Cumberland Pharmaceuticals, Inc.(a)*	5,912	34,112
Depomed, Inc.*	15,769	297,246
Impax Laboratories, Inc.(a)*	18,471	650,364
Juniper Pharmaceuticals, Inc.*	1,500	17,670
Lannett Co., Inc.(a)*	9,754	404,986
Lipocine, Inc.(a)*	1,503	17,781
Medicines Co. (The)(a)*	19,864	754,037
Nektar Therapeutics(a)*	12,168	133,361
Pernix Therapeutics Holdings, Inc.(a)*	8,297	26,219
Phibro Animal Health Corp., Class A(a)	2,698	85,338
Pozen, Inc.*	7,573	44,188
Prestige Brands Holdings, Inc.(a)*	15,321	691,896
Sagent Pharmaceuticals, Inc.*	7,745	118,731
Sciclone Pharmaceuticals, Inc.*	14,555	101,012
Sucampo Pharmaceuticals, Inc., Class A(a)*	8,902	176,883
Supernus Pharmaceuticals, Inc.(a)*	7,937	111,356
		3,665,180
Professional Services — 1.5%
Acacia Research Corp.(a)	7,978	72,440
Advisory Board Co. (The)*	8,054	366,779
Barrett Business Services, Inc.	1,213	52,074
CBIZ, Inc.(a)*	15,700	154,174
CDI Corp.	4,800	41,040
CEB, Inc.	9,267	633,307
CRA International, Inc.*	2,200	47,476
Exponent, Inc.	5,220	232,603
Franklin Covey Co.*	5,596	89,872
FTI Consulting, Inc.*	10,148	421,244
GP Strategies Corp.*	3,999	91,257
Heidrick & Struggles International, Inc.	3,700	71,965
Hill International, Inc.*	9,200	30,176
Hudson Global, Inc.*	2,471	6,153
Huron Consulting Group, Inc.*	5,494	343,540
ICF International, Inc.*	4,955	150,582
Insperity, Inc.	5,700	250,401
Kelly Services, Inc., Class A	7,420	104,919
Kforce, Inc.	10,079	264,876
Korn/Ferry International	13,550	448,099
Mastech Holdings, Inc.*	1,061	8,090
Mistras Group, Inc.*	6,408	82,343
Navigant Consulting, Inc.*	11,322	180,133
On Assignment, Inc.*	15,403	568,371
Pendrell Corp.(a)*	22,664	16,318
RCM Technologies, Inc.	2,995	14,765
Resources Connection, Inc.	10,115	152,433
RPX Corp.*	13,370	183,436
SmartPros Ltd.	1,000	2,660
TriNet Group, Inc.*	4,712	79,162
TrueBlue, Inc.*	10,021	225,172
Volt Information Sciences, Inc.*	2,024	18,418
VSE Corp.	850	34,060
Willdan Group, Inc.*	1,445	14,652
		5,452,990
Real Estate Investment Trusts (REITs) — 0.0%
CareTrust REIT, Inc.	2,835	32,177
Real Estate Management & Development — 0.5%
Alexander & Baldwin, Inc.	12,945	444,402
Altisource Asset Management Corp.*	596	14,274
Altisource Portfolio Solutions SA*	6,567	156,557
AV Homes, Inc.(a)*	2,349	31,759
Consolidated-Tomoka Land Co.(a)	995	49,551
Forestar Group, Inc.(a)*	9,636	126,714
Griffin Industrial Realty, Inc.	420	10,387
Kennedy-Wilson Holdings, Inc.(a)	22,178	491,686
Marcus & Millichap, Inc.*	5,987	275,342
Tejon Ranch Co.*	5,756	125,538
		1,726,210
Road & Rail — 1.5%
AMERCO	2,735	1,076,141
ArcBest Corp.	6,929	178,560
Celadon Group, Inc.	5,488	87,918
Con-way, Inc.	14,454	685,842
Covenant Transportation Group, Inc., Class A*	3,731	67,046
Heartland Express, Inc.(a)	23,643	471,442
Knight Transportation, Inc.	21,744	521,856
Landstar System, Inc.	11,395	723,241
Marten Transport Ltd.	8,967	144,996
P.A.M. Transportation Services, Inc.(a)*	2,540	83,947
Roadrunner Transportation Systems, Inc.*	8,254	151,874
Saia, Inc.*	7,875	243,731
Swift Transportation Co.(a)*	255	3,830
Universal Truckload Services, Inc.	3,300	51,381
USA Truck, Inc.*	1,900	32,737
Werner Enterprises, Inc.(a)	23,004	577,400
YRC Worldwide, Inc.*	5,857	77,664
		5,179,606
Semiconductors & Semiconductor Equipment — 3.4%
Advanced Energy Industries, Inc.*	9,980	262,474
Alpha & Omega Semiconductor Ltd.*	1,356	10,563
Amkor Technology, Inc.*	54,677	245,500
Amtech Systems, Inc.*	2,200	9,460
Atmel Corp.	8,527	68,813
Axcelis Technologies, Inc.*	22,434	59,899
AXT, Inc.*	12,200	23,424
Brooks Automation, Inc.	16,972	198,742
Cabot Microelectronics Corp.*	5,995	232,246
Cascade Microtech, Inc.*	3,500	49,490
Ceva, Inc.*	4,958	92,070
Cirrus Logic, Inc.*	15,545	489,823
Cohu, Inc.	4,866	47,979
Cyberoptics Corp.*	1,700	10,744
Cypress Semiconductor Corp.(a)*	39,727	338,474
Diodes, Inc.*	11,325	242,015
DSP Group, Inc.*	2,800	25,508
Entegris, Inc.*	35,823	472,505
Exar Corp.*	11,669	69,431
Fairchild Semiconductor International, Inc.*	30,782	432,179
FormFactor, Inc.*	14,521	98,452
GSI Technology, Inc.*	4,125	16,748
Inphi Corp.*	3,832	92,121
Integrated Device Technology, Inc.*	38,007	771,542
Integrated Silicon Solution, Inc.	7,235	155,480
Intersil Corp., Class A	35,197	411,805
IXYS Corp.	7,000	78,120

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Kopin Corp.(a)*	16,230	$50,962
Kulicke & Soffa Industries, Inc.*	19,369	177,807
Lattice Semiconductor Corp.*	28,018	107,869
M/A-COM Technology Solutions Holdings, Inc.(a)*	10,843	314,339
Magnachip Semiconductor Corp.(a)*	6,765	44,581
Mattson Technology, Inc.*	13,411	31,248
MaxLinear, Inc., Class A*	2,230	27,741
Microsemi Corp.*	26,027	854,206
MKS Instruments, Inc.	14,953	501,374
Monolithic Power Systems, Inc.	9,630	493,056
Nanometrics, Inc.*	5,436	65,993
NeoPhotonics Corp.*	4,432	30,182
Omnivision Technologies, Inc.*	12,916	339,174
PDF Solutions, Inc.*	8,956	89,560
Pericom Semiconductor Corp.	5,500	100,375
Photronics, Inc.*	15,217	137,866
PMC - Sierra, Inc.*	52,723	356,935
Power Integrations, Inc.	8,977	378,560
Rambus, Inc.(a)*	28,336	334,365
Rubicon Technology, Inc.*	1,600	1,648
Rudolph Technologies, Inc.*	8,906	110,880
Semtech Corp.*	18,554	280,165
Sigma Designs, Inc.*	8,372	57,683
Silicon Laboratories, Inc.(a)*	10,644	442,152
Synaptics, Inc.(a)*	12,601	1,039,079
Tessera Technologies, Inc.	14,056	455,555
Ultra Clean Holdings, Inc.*	5,728	32,879
Ultratech, Inc.*	6,800	108,936
Veeco Instruments, Inc.(a)*	9,575	196,383
Xcerra Corp.*	12,391	77,816
		12,244,976
Software — 3.4%
ACI Worldwide, Inc.*	30,969	654,065
American Software, Inc., Class A	5,100	48,042
AVG Technologies NV*	12,954	281,750
Aware, Inc.*	4,900	16,415
Barracuda Networks, Inc.*	7,232	112,675
Blackbaud, Inc.	12,444	698,357
Bottomline Technologies de, Inc.*	7,935	198,454
BroadSoft, Inc.(a)*	2,067	61,927
Bsquare Corp.*	2,300	15,203
Commvault Systems, Inc.*	10,798	366,700
Covisint Corp.*	7,419	15,951
Digimarc Corp.(a)*	1,256	38,371
Ebix, Inc.(a)	2,155	53,789
Ellie Mae, Inc.*	3,576	238,054
EnerNOC, Inc.(a)*	6,500	51,350
EPIQ Systems, Inc.	9,077	117,275
ePlus, Inc.*	1,200	94,884
Fair Isaac Corp.	11,164	943,358
Gerber Scientific Contingent Value(a) (c)	5,000	—
Glu Mobile, Inc.(a)*	14,543	63,553
GSE Systems, Inc.(a)*	2,896	4,315
Manhattan Associates, Inc.*	24,248	1,510,650
Mentor Graphics Corp.	33,043	813,849
MicroStrategy, Inc., Class A*	429	84,286
Monotype Imaging Holdings, Inc.	10,597	231,227
Paycom Software, Inc.*	12,072	433,506
Pegasystems, Inc.	18,834	463,505
Progress Software Corp.*	14,110	364,461
QAD, Inc., Class A	4,909	125,670
QAD, Inc., Class B	1,219	26,148
Rosetta Stone, Inc.*	772	5,172
Rovi Corp.(a)*	24,632	258,390
Seachange International, Inc.*	7,100	44,730
SolarWinds, Inc.*	5,919	232,262
Solera Holdings, Inc.	9,531	514,674
Synchronoss Technologies, Inc.*	11,475	376,380
Take-Two Interactive Software, Inc.(a)*	17,999	517,111
Tangoe, Inc.*	3,351	24,127
TeleCommunication Systems, Inc., Class A*	10,596	36,450
TeleNav, Inc.*	8,331	65,065
TiVo, Inc.*	26,597	230,330
Tyler Technologies, Inc.*	3,050	455,395
VASCO Data Security International, Inc.(a)*	7,796	132,844
Verint Systems, Inc.*	12,694	547,746
Zix Corp.*	13,353	56,216
Zynga, Inc., Class A*	147,865	337,132
		11,961,814
Specialty Retail — 4.9%
Aaron's, Inc.	18,376	663,557
Abercrombie & Fitch Co., Class A(a)	14,044	297,592
America's Car-Mart, Inc.*	2,516	83,254
American Eagle Outfitters, Inc.(a)	53,241	832,157
Asbury Automotive Group, Inc.*	8,510	690,586
Ascena Retail Group, Inc.*	39,142	544,465
Barnes & Noble Education, Inc.*	9,020	114,644
Barnes & Noble, Inc.	15,776	191,047
Bebe Stores, Inc.(a)	19,210	18,057
Big 5 Sporting Goods Corp.	6,183	64,180
Books-A-Million, Inc.*	3,928	12,609
Buckle, Inc. (The)(a)	13,044	482,237
Build-A-Bear Workshop, Inc.*	3,739	70,630
Caleres, Inc.	12,112	369,779
Cato Corp. (The), Class A	7,100	241,613
Chico's FAS, Inc.(a)	39,937	628,209
Children's Place, Inc. (The)	4,800	276,816
Christopher & Banks Corp.*	7,704	8,551
Citi Trends, Inc.	3,643	85,173
Conn's, Inc.(a)*	8,299	199,508
CST Brands, Inc.	18,803	632,909
Destination Maternity Corp.	2,800	25,816
Destination XL Group, Inc.*	7,225	41,977
DSW, Inc., Class A	19,115	483,801
Express, Inc.*	20,178	360,581
Finish Line Inc. (The), Class A	15,524	299,613
Five Below, Inc.(a)*	13,253	445,036
Francesca's Holdings Corp.*	8,973	109,740
Genesco, Inc.*	7,330	418,323
Group 1 Automotive, Inc.	6,400	544,960
Guess?, Inc.(a)	18,486	394,861
Haverty Furniture Cos., Inc.	4,500	105,660
hhgregg, Inc.(a)*	7,855	38,254
Hibbett Sports, Inc.(a)*	7,148	250,251
Kirkland's, Inc.	5,977	128,745
Lithia Motors, Inc., Class A	7,255	784,338
Lumber Liquidators Holdings, Inc.(a)*	6,687	87,867
MarineMax, Inc.*	5,699	80,527
Men's Wearhouse, Inc. (The)	12,139	516,150
Monro Muffler Brake, Inc.(a)	9,650	651,858
Murphy USA, Inc.*	11,781	647,366
New York & Co., Inc.*	17,542	43,504
Office Depot, Inc.*	129,524	831,544
Outerwall, Inc.(a)	7,107	404,602
Penske Auto Group, Inc.	19,945	966,136
PEP Boys-Manny Moe & Jack (The)*	13,235	161,335

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Perfumania Holdings, Inc.*	1,156	$4,890
Pier 1 Imports, Inc.(a)	25,113	173,280
Rent-A-Center, Inc.(a)	14,262	345,854
Select Comfort Corp.*	14,669	320,958
Shoe Carnival, Inc.	3,860	91,868
Sonic Automotive, Inc., Class A	10,445	213,287
Sportsman's Warehouse Holdings, Inc.*	1,320	16,262
Stage Stores, Inc.	8,747	86,070
Stein Mart, Inc.	11,157	108,000
Systemax, Inc.*	7,400	55,426
Tandy Leather Factory, Inc.*	3,611	26,866
Tile Shop Holdings, Inc.(a)*	4,471	53,563
Tilly's, Inc., Class A*	1,093	8,044
Trans World Entertainment Corp.*	5,400	20,358
Vitamin Shoppe, Inc.*	7,763	253,384
West Marine, Inc.*	4,005	35,164
Winmark Corp.	1,162	119,593
Zumiez, Inc.(a)*	7,876	123,102
		17,386,387
Textiles, Apparel & Luxury Goods — 1.6%
Cherokee, Inc.	1,700	26,384
Columbia Sportswear Co.	12,655	743,987
Crocs, Inc.(a)*	21,200	274,010
Culp, Inc.	2,400	76,968
Deckers Outdoor Corp.*	9,214	534,965
Delta Apparel, Inc.*	1,153	20,327
G-III Apparel Group Ltd.*	13,260	817,612
Iconix Brand Group, Inc.(a)*	15,698	212,237
Lakeland Industries, Inc.*	440	6,112
Movado Group, Inc.	4,970	128,375
Oxford Industries, Inc.	4,980	367,922
Perry Ellis International, Inc.*	3,333	73,193
Rocky Brands, Inc.	1,000	14,190
Skechers U.S.A., Inc., Class A*	4,142	555,359
Steven Madden Ltd.*	20,920	766,090
Superior Uniform Group, Inc.	2,200	39,446
Tumi Holdings, Inc.(a)*	17,582	309,795
Unifi, Inc.*	4,533	135,129
Wolverine World Wide, Inc.	26,959	583,393
		5,685,494
Thrifts & Mortgage Finance — 2.1%
Astoria Financial Corp.	26,701	429,886
Bank Mutual Corp.	8,663	66,532
BankFinancial Corp.	4,900	60,907
Bear State Financial, Inc.*	1,232	10,965
Beneficial Bancorp, Inc.*	19,038	252,444
BofI Holding, Inc.(a)*	4,691	604,342
Brookline Bancorp, Inc.	18,706	189,679
Cape Bancorp, Inc.	1,636	20,303
Capitol Federal Financial, Inc.	38,288	464,051
Citizens Community Bancorp, Inc.	400	3,536
Clifton Bancorp, Inc.(a)	4,918	68,262
Dime Community Bancshares, Inc.	9,230	155,987
ESSA Bancorp, Inc.	1,900	24,776
EverBank Financial Corp.	22,850	441,005
Federal Agricultural Mortgage Corp., Class C	1,400	36,302
First Defiance Financial Corp.	1,100	40,216
First Financial Northwest, Inc.	2,239	27,069
Flagstar Bancorp, Inc.*	13,420	275,915
Fox Chase Bancorp, Inc.	3,230	56,073
HF Financial Corp.	110	1,785
Hingham Institution for Savings	213	24,714
Home Bancorp, Inc.	994	25,665
HomeStreet, Inc.*	3,830	88,473
HopFed Bancorp, Inc.(a)	415	4,959
Kearny Financial Corp.	23,771	272,653
Lake Sunapee Bank Group	200	2,904
LendingTree, Inc.*	900	83,727
Meridian Bancorp, Inc.	8,668	118,492
Meta Financial Group, Inc.	256	10,693
MGIC Investment Corp.(a)*	40,575	375,724
Nationstar Mortgage Holdings, Inc.(a)*	4,024	55,813
NMI Holdings, Inc., Class A*	1,320	10,032
Northeast Community Bancorp, Inc.	2,200	16,478
Northfield Bancorp, Inc.	14,040	213,548
Northwest Bancshares, Inc.	25,789	335,257
OceanFirst Financial Corp.	3,912	67,365
Oritani Financial Corp.	13,840	216,181
PennyMac Financial Services, Inc., Class A*	327	5,232
PHH Corp.*	14,258	201,323
Provident Financial Holdings, Inc.	600	10,068
Provident Financial Services, Inc.	15,994	311,883
Pulaski Financial Corp.	2,040	27,642
Radian Group, Inc.	22,936	364,912
SI Financial Group, Inc.	2,065	24,573
Territorial Bancorp, Inc.	2,302	59,944
Timberland Bancorp, Inc.	2,600	28,262
Trustco Bank Corp. NY(a)	23,424	136,796
United Community Financial Corp.	6,165	30,825
United Financial Bancorp, Inc.	13,701	178,798
Walker & Dunlop, Inc.*	6,623	172,728
Washington Federal, Inc.	26,304	598,416
Waterstone Financial, Inc.(a)	8,664	116,791
Westfield Financial, Inc.	5,000	38,250
WSFS Financial Corp.	3,379	97,349
		7,556,505
Tobacco — 0.2%
Alliance One International, Inc.*	1,792	36,521
Universal Corp.(a)	5,600	277,592
Vector Group Ltd.	23,290	526,588
		840,701
Trading Companies & Distributors — 0.9%
Aircastle Ltd.	15,000	309,150
Applied Industrial Technologies, Inc.	10,907	416,102
Beacon Roofing Supply, Inc.*	13,609	442,156
CAI International, Inc.*	4,585	46,217
DXP Enterprises, Inc.*	2,600	70,928
GATX Corp.(a)	13,189	582,294
H&E Equipment Services, Inc.	10,384	173,621
Houston Wire & Cable Co.	5,746	36,430
Kaman Corp., Class A(a)	7,224	258,980
Lawson Products, Inc.*	1,575	34,099
MRC Global, Inc.(a)*	11,513	128,370
Rush Enterprises, Inc., Class A*	8,947	216,517
Stock Building Supply Holdings, Inc.(a)*	1,200	21,132
TAL International Group, Inc.*	9,264	126,639
Textainer Group Holdings Ltd.(a)	13,035	214,947
Titan Machinery, Inc.(a)*	3,710	42,591
WESCO International, Inc.(a)*	2,747	127,653
Willis Lease Finance Corp.*	900	14,634
		3,262,460
Transportation Infrastructure — 0.1%
Wesco Aircraft Holdings, Inc.*	23,396	285,431
Water Utilities — 0.3%
American States Water Co.	9,573	396,322

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Water Utilities (Continued)
Artesian Resources Corp., Class A	1,300	$31,382
California Water Service Group	11,688	258,539
Connecticut Water Service, Inc.	1,900	69,388
Consolidated Water Co., Ltd.(a)	2,822	32,735
Middlesex Water Co.	2,337	55,714
SJW Corp.	4,400	135,300
York Water Co.(a)	1,271	26,716
		1,006,096
Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc.*	7,749	64,162
NTELOS Holdings Corp.(a)*	3,570	32,237
Shenandoah Telecommunications Co.	9,912	424,333
Spok Holdings, Inc.	4,000	65,840
Telephone & Data Systems, Inc.	20,316	507,087
United States Cellular Corp.*	933	33,056
		1,126,715
TOTAL COMMON STOCKS
(Identified Cost $272,698,918)		354,695,934

RIGHTS & WARRANTS — 0.0%
Health Care Providers & Services — 0.0%
Community Health Systems, Inc., expires 1/4/16*	50,175	451
Pharmaceuticals — 0.0%
Contra Furiex Pharmaceuticals*	1,484	14,499
FRD Acquisition Co.(b)*	656	—
Fresenius Kabi Pharmaceuticals Holding, Inc., Contingent Value(b) (c)*	13,728	—
		14,499
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc., expires 3/31/17*	2,600	4,914
TOTAL RIGHTS & WARRANTS
(Identified Cost $22,580)		19,864

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES — 0.0%
Pharmaceuticals — 0.0%
Catalyst Biosciences, Inc.	1,898	2,050
TOTAL BONDS AND NOTES
(Identified Cost $1,899)		2,050

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,246,000	1,246,000
		1,246,001
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,246,001)		1,246,001

COLLATERAL FOR SECURITIES ON LOAN — 18.9%
State Street Navigator Securities Lending Prime Portfolio	67,266,109	67,266,109
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $67,266,109)		67,266,109

Total Investments — 118.8%
(Identified Cost $341,235,507)#		423,229,958
Liabilities, Less Cash and Other Assets — (18.8%)		(66,988,015)

Net Assets — 100.0%		$356,241,943

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of September 30, 2015, the market value of the securities on loan was $71,352,028.
(b)	Bankrupt security/delisted.
(c)	Contingent value rights based on future performance.
#	At September 30, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $341,235,507. Net unrealized appreciation aggregated $81,994,451 of which $118,188,399 related to appreciated investment securities and $36,193,948 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Small Company Fund

September 30, 2015
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Financials	20.7%
Consumer Discretionary	18.9%
Information Technology	17.2%
Industrials	16.4%
Health Care	9.6%
Materials	4.8%
Consumer Staples	4.2%
Utilities	3.9%
Energy	3.3%
Telecommunication Services	1.0%
100.0%

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2015 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.5%
Australia — 5.8%
Alumina Ltd.	331,073	$261,428
Asciano Ltd.	327,641	1,931,759
Aurizon Holdings Ltd.	57,777	203,174
Bank of Queensland Ltd.	31,753	258,757
Bendigo and Adelaide Bank Ltd.	54,144	376,617
BHP Billiton Ltd.	335,178	5,227,511
BHP Billiton Ltd., ADR(a)	84,621	2,675,716
Boral Ltd.	112,395	415,751
Echo Entertainment Group Ltd.	139,940	475,404
Fortescue Metals Group Ltd.(a)	230,713	294,726
Harvey Norman Holdings Ltd.(a)	61,690	168,005
Incitec Pivot Ltd.	222,593	609,328
Lend Lease Group	10,863	95,691
Macquarie Group Ltd.	70,704	3,804,417
National Australia Bank Ltd.	93,716	1,972,063
Newcrest Mining Ltd.*	158,368	1,411,713
Oil Search Ltd.	8,529	42,923
Orica Ltd.(a)	36,371	383,953
Origin Energy Ltd.	166,349	712,238
Primary Health Care Ltd.(a)	1,881	5,004
Qantas Airways Ltd.*	206,963	540,395
QBE Insurance Group Ltd.	196,459	1,777,461
Rio Tinto Ltd.	74,556	2,543,280
Santos Ltd.(a)	173,598	484,957
South32 Ltd.*	231,746	222,034
South32 Ltd., ADR(a)*	27,785	132,257
Suncorp Group Ltd.	111,763	956,262
TABCORP Holdings Ltd.	169,809	556,612
Tatts Group Ltd.	233,311	615,741
Treasury Wine Estates Ltd.	63,120	290,634
Wesfarmers Ltd.	101,319	2,789,163
Woodside Petroleum Ltd.	131,043	2,660,956
		34,895,930
Austria — 0.1%
OMV AG	13,071	317,378
Raiffeisen Bank International AG(a)*	8,878	116,167
		433,545
Belgium — 1.5%
Ageas	30,178	1,237,725
Colruyt SA(a)	4,349	209,107
Delhaize Group SA	27,093	2,394,650
KBC Groep NV	25,308	1,594,096
Proximus	7,614	262,553
Solvay SA	17,225	1,755,730
UCB SA	12,480	974,069
Umicore SA	20,552	791,023
		9,218,953
Canada — 7.2%
Agnico Eagle Mines Ltd.(a)	36,358	920,585
Bank of Montreal	79,764	4,351,126
Barrick Gold Corp.	249,132	1,584,480
Blackberry Ltd.(a)*	18,976	116,323
Blackberry Ltd.(a)*	29,515	181,137
Cameco Corp.(a)	36,048	439,491
Cameco Corp.	20,557	250,179
Canadian Natural Resources Ltd.	121,797	2,372,053
Canadian Natural Resources Ltd.	106,870	2,078,622
Canadian Oil Sands Ltd.	26,275	124,238
Canadian Tire Corp. Ltd., Class A	20,640	1,856,749
Cenovus Energy, Inc.	85,947	1,302,957
Crescent Point Energy Corp.(a)	46,074	527,201
Crescent Point Energy Corp.	33,161	379,030
Eldorado Gold Corp.(a)	49,079	158,034
Eldorado Gold Corp.	8,475	27,181
Empire Co., Ltd., Class A	54,834	1,127,908
Encana Corp.	215,663	1,388,870
Enerplus Corp.(a)	8,168	39,784
Enerplus Corp.(a)	1,276	6,201
Fairfax Financial Holdings Ltd.	6,274	2,857,221
Finning International, Inc.	17,272	253,418
First Quantum Minerals Ltd.(a)	116,246	425,960
Genworth MI Canada, Inc.(a)	7,768	167,351
George Weston Ltd.	6,033	488,065
Goldcorp, Inc.	67,857	849,570
Goldcorp, Inc.(a)	8,798	110,296
Hudson's Bay Co.	3,036	51,370
Husky Energy, Inc.(a)	82,709	1,289,752
Industrial Alliance Insurance & Financial
Services, Inc.	20,367	607,729
Kinross Gold Corp.*	251,154	436,626
Lundin Mining Corp.*	47,675	134,683
Manulife Financial Corp.	10,781	166,890
Manulife Financial Corp.(a)	243,493	3,765,976
Maple Leaf Foods, Inc.	10,919	180,251
MEG Energy Corp.*	18,574	114,687
Pacific Exploration and Production Corp.(a)*	60,633	135,396
Penn West Petroleum Ltd.(a)*	10,351	4,654
Precision Drilling Corp.(a)	40,259	149,029
Precision Drilling Corp.(a)	32,732	121,763
Silver Wheaton Corp.	4,402	52,868
Sun Life Financial, Inc.(a)	30,213	974,423
Sun Life Financial, Inc.	7,942	256,209
Suncor Energy, Inc.	259,369	6,936,590
Suncor Energy, Inc.	62,272	1,663,908
Teck Resources Ltd., Class B(a)	75,600	360,863
Thomson Reuters Corp.	371	14,912
Tourmaline Oil Corp.*	25,255	587,990
TransAlta Corp.(a)	32,569	151,313
TransAlta Corp.(a)	34,686	161,290
Turquoise Hill Resources Ltd.*	106,042	270,965
Whitecap Resources, Inc.(a)	39,218	309,747
WSP Global, Inc.(a)	6,682	225,521
Yamana Gold, Inc.(a)	126,739	213,685
		43,723,120
Denmark — 1.6%
AP Moeller - Maersk A.S., Class A	508	763,824
AP Moeller - Maersk A.S., Class B	1,365	2,099,418
Carlsberg A/S, Class B	22,119	1,697,678
Danske Bank A/S	38,336	1,156,852
DSV A/S	11,351	423,791
H Lundbeck A/S(a)*	6,315	168,341
ISS A/S*	4,831	160,253
Jyske Bank A/S*	5,904	326,352
Rockwool International A/S, B Shares	570	81,223
TDC A/S	215,022	1,106,772
Vestas Wind Systems A/S(a)*	35,470	1,841,135
		9,825,639
Finland — 0.6%
Fortum Oyj	73,957	1,093,321
Kesko Oyj, B Shares	6,878	243,322
Neste Oil Oyj	19,097	438,943
Stora Enso Oyj, R Shares	140,861	1,063,223
UPM-Kymmene Oyj	63,634	952,802
		3,791,611
France — 9.9%
AXA SA	318,289	7,694,617
BNP Paribas SA	81,137	4,756,152

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Bollore SA	98,570	$479,118
Bouygues SA	54,784	1,942,372
Casino Guichard Perrachon SA	14,968	794,449
CGG, ADR(a)*	6,001	21,003
Cie de Saint-Gobain	119,417	5,165,327
Cie Generale des Etablissements Michelin	23,216	2,112,161
CNP Assurances	38,017	527,179
Credit Agricole SA	59,029	676,409
Eiffage SA	1,943	120,062
Electricite de France SA	35,074	617,857
Engie	296,273	4,780,439
Lagardere SCA	17,497	483,695
Natixis SA	175,915	970,846
Orange SA	358,763	5,419,920
Peugeot SA(a)*	109,694	1,649,207
Renault SA	59,687	4,268,431
Rexel SA	37,944	465,537
SCOR SE	20,302	726,955
Societe Generale SA	134,518	5,989,868
STMicroelectronics NV(a)	153,924	1,045,899
Total SA	207,432	9,317,734
		60,025,237
Germany — 7.5%
Allianz SE	75,950	11,902,526
Bayerische Motoren Werke AG	59,339	5,252,712
Commerzbank AG*	126,955	1,336,600
Daimler AG	169,178	12,259,207
Deutsche Bank AG(a)	114,532	3,087,783
Deutsche Bank AG	4,321	116,217
Deutsche Lufthansa AG*	54,903	762,256
E.On AG	182,553	1,565,990
Fraport AG Frankfurt Airport Services Worldwide	5,611	346,026
Hannover Rueck SE	5,624	575,261
HeidelbergCement AG	27,915	1,910,835
K+S AG	38,493	1,287,136
Metro AG	26,466	730,160
Muenchener Rueckversicherungs AG	13,600	2,534,039
OSRAM Licht AG*	6,193	319,810
RWE AG(a)	2,033	23,057
Talanx AG*	13,218	395,240
Telefonica Deutschland Holding AG(a)	72,027	439,517
Volkswagen AG	5,200	609,810
		45,454,182
Hong Kong — 2.4%
Cathay Pacific Airways Ltd.(a)	343,000	641,738
CK Hutchison Holdings Ltd.	126,624	1,643,651
FIH Mobile Ltd.*	240,000	109,935
Guoco Group Ltd.(a)	5,000	57,419
Hang Lung Group Ltd.	83,000	281,663
Hang Lung Properties Ltd.	391,000	875,834
Henderson Land Development Co., Ltd.	66,859	398,563
Hongkong & Shanghai Hotels Ltd. (The)(a)	68,495	77,244
Hopewell Holdings Ltd.	70,000	237,547
Kerry Logistics Network Ltd.(a)	30,250	43,091
Kerry Properties Ltd.	135,000	369,288
MTR Corp. Ltd.	118,500	512,987
New World Development Co., Ltd.	1,656,168	1,600,596
NWS Holdings Ltd.	118,000	154,084
Orient Overseas International Ltd.	45,000	210,773
Shangri-La Asia Ltd.	307,143	265,132
Sino Land Co., Ltd.	566,904	863,152
Sun Hung Kai Properties Ltd.	230,677	2,991,341
Swire Pacific Ltd., Series A	97,500	1,089,477
Swire Pacific Ltd., Series B	115,000	236,824
Tsim Sha Tsui Properties	60,907	166,609
Wharf Holdings Ltd. (The)	146,000	821,362
Wheelock & Co., Ltd.	251,000	1,086,580
Yue Yuen Industrial Holdings Ltd.	11,000	40,877
		14,775,767
Ireland — 0.3%
Bank of Ireland*	2,785,283	1,083,071
Bank of Ireland*	8,152	126,030
CRH PLC, ADR	12,757	338,571
		1,547,672
Israel — 0.6%
Azrieli Group	1,926	76,982
Bank Hapoalim B.M.	243,823	1,226,278
Bank Leumi Le-Israel*	223,679	834,744
Israel Discount Bank Ltd., Series A*	99,937	182,555
Mizrahi Tefahot Bank Ltd.*	14,135	167,042
Teva Pharmaceutical Industries Ltd., ADR	15,615	881,623
		3,369,224
Italy — 1.2%
Banca Monte dei Paschi di Siena SpA*	67,067	119,305
Banco Popolare SC(a)*	38,974	575,725
Mediobanca SpA	32,919	323,329
Telecom Italia SpA(a)*	343,086	422,467
UniCredit SpA	651,776	4,056,599
Unione di Banche Italiane SCPA(a)	266,024	1,884,597
		7,382,022
Japan — 22.6%
77 Bank Ltd. (The)	41,000	231,376
Aeon Co., Ltd.(a)	200,400	3,098,754
Aisin Seiki Co., Ltd.	36,200	1,207,019
Alfresa Holdings Corp.	12,000	203,559
Amada Holdings Co., Ltd.	44,800	339,086
Aoyama Trading Co., Ltd.	4,500	157,921
Asahi Glass Co., Ltd.(a)	116,000	673,963
Asahi Kasei Corp.	244,000	1,708,498
Bank of Kyoto Ltd. (The)	45,000	454,257
Bank of Yokohama Ltd. (The)	144,000	869,174
Brother Industries Ltd.	7,300	87,260
Canon Marketing Japan, Inc.	8,000	117,768
Chiba Bank Ltd. (The)	79,000	557,112
Chugoku Bank Ltd. (The)	19,700	290,496
Citizen Holdings Co., Ltd.(a)	64,400	442,342
Coca-Cola East Japan Co., Ltd.	4,500	72,359
Coca-Cola West Co., Ltd.	15,200	294,586
COMSYS Holdings Corp.(a)	2,500	29,634
Cosmo Oil Co., Ltd.*	59,000	80,657
Dai Nippon Printing Co., Ltd.	72,000	692,602
Dai-ichi Life Insurance Co., Ltd. (The)	54,400	858,637
Daicel Corp.	8,000	97,495
Daido Steel Co., Ltd.(a)	66,000	207,961
Daihatsu Motor Co., Ltd.(a)	29,000	333,839
Daishi Bank Ltd. (The)	26,000	121,585
Denki Kagaku Kogyo KK	67,000	262,493
DIC Corp.	133,000	296,011
Ebara Corp.(a)	34,000	124,703
Fuji Media Holdings, Inc.	8,400	97,608
FUJIFILM Holdings Corp.	53,900	2,002,071
Fujikura Ltd.	65,000	266,578
Fukuoka Financial Group, Inc.	100,000	472,638
Fukuyama Transporting Co., Ltd.(a)	10,000	53,766
Furukawa Electric Co., Ltd.	52,000	81,490
Glory Ltd.	11,200	262,997

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Gunma Bank Ltd. (The)	47,000	$298,929
H2O Retailing Corp.(a)	14,000	263,627
Hachijuni Bank Ltd. (The)	48,000	338,099
Hankyu Hanshin Holdings, Inc.	168,000	1,022,298
Higo Bank Ltd. (The)(a)*	26,000	190,289
Hiroshima Bank Ltd. (The)	68,000	389,980
Hitachi Capital Corp.(a)	7,000	169,566
Hitachi Chemical Co., Ltd.(a)	24,000	328,296
Hitachi Construction Machinery Co., Ltd.(a)	29,600	394,042
Hitachi High-Technologies Corp.	4,700	100,962
Hitachi Ltd.	427,000	2,138,826
Hitachi Transport System Ltd.	7,700	126,124
Hokuhoku Financial Group, Inc.	200,000	455,133
Honda Motor Co., Ltd.	224,600	6,625,761
Ibiden Co., Ltd.(a)	32,600	424,739
Idemitsu Kosan Co., Ltd.	11,500	175,043
Iida Group Holdings Co., Ltd.	7,800	121,130
ITOCHU Corp.(a)	281,200	2,947,601
Iyo Bank Ltd. (The)	36,400	415,384
J Front Retailing Co., Ltd.	69,600	1,122,047
JFE Holdings, Inc.(a)	92,200	1,200,871
Joyo Bank Ltd. (The)	81,000	424,024
Juroku Bank Ltd. (The)	33,000	143,592
JX Holdings, Inc.(a)	282,700	1,015,425
K's Holdings Corp.	3,900	121,911
Kagoshima Bank Ltd. (The)(a)*	17,000	136,748
Kamigumi Co., Ltd.	32,000	260,343
Kaneka Corp.	80,000	585,504
Kawasaki Kisen Kaisha Ltd.(a)	266,000	580,936
Keiyo Bank (The)	13,000	68,703
Kinden Corp.	3,000	37,861
Kobe Steel Ltd.	914,000	982,837
Komatsu Ltd.(a)	30,900	451,400
Konica Minolta, Inc.	142,000	1,484,333
Kuraray Co., Ltd.	76,400	946,363
Kurita Water Industries Ltd.	3,100	65,455
Lintec Corp.	2,100	43,885
LIXIL Group Corp.(a)	32,900	663,677
Marubeni Corp.(a)	292,800	1,424,888
Marui Group Co., Ltd.(a)	7,700	92,363
Medipal Holdings Corp.	12,400	195,460
Mitsubishi Chemical Holdings Corp.	429,900	2,226,457
Mitsubishi Corp.	76,400	1,244,091
Mitsubishi Gas Chemical Co., Inc.	45,000	206,310
Mitsubishi Heavy Industries Ltd.	345,000	1,531,097
Mitsubishi Materials Corp.(a)	355,000	1,071,229
Mitsubishi UFJ Financial Group, Inc.	935,500	5,586,564
Mitsubishi UFJ Financial Group, Inc., ADR(a)	1,031,340	6,280,861
Mitsui & Co., Ltd.(a)	41,800	467,077
Mitsui & Co., Ltd., ADR	2,885	652,010
Mitsui Chemicals, Inc.(a)	236,000	749,519
Mitsui Engineering & Shipbuilding Co., Ltd.	81,000	116,134
Mitsui Mining & Smelting Co., Ltd.	39,000	69,570
Mitsui OSK Lines Ltd.(a)	145,000	345,684
Mizuho Financial Group, Inc.	4,432,400	8,235,585
MS&AD Insurance Group Holdings, Inc.	25,200	670,726
Nagase & Co., Ltd.	13,100	151,349
NEC Corp.	734,000	2,245,472
NH Foods Ltd.	16,067	326,255
NHK Spring Co., Ltd.	30,800	296,536
Nikon Corp.(a)	53,700	645,483
Nippo Corp.	11,000	186,596
Nippon Electric Glass Co., Ltd.(a)	54,000	259,276
Nippon Express Co., Ltd.	246,000	1,166,790
Nippon Paper Industries Co., Ltd.(a)	30,700	466,520
Nippon Shokubai Co., Ltd.(a)	3,600	243,071
Nippon Steel Sumitomo Metal Corp.	134,828	2,437,156
Nippon Yusen KK	501,000	1,152,636
Nishi-Nippon City Bank Ltd. (The)	89,000	242,596
Nissan Motor Co., Ltd.	426,800	3,892,129
Nisshinbo Holdings, Inc.	23,000	258,059
NOK Corp.	9,500	203,755
Nomura Holdings, Inc.	165,900	951,576
Nomura Real Estate Holdings, Inc.	16,600	331,543
North Pacific Bank Ltd.	17,600	69,247
NTN Corp.	145,000	592,256
NTT DOCOMO, Inc.	85,000	1,412,120
Obayashi Corp.	17,000	144,259
Oji Holdings Corp.	226,000	964,548
Otsuka Holdings Co., Ltd.	26,700	847,527
Resona Holdings, Inc.	265,700	1,342,841
Ricoh Co., Ltd.(a)	230,800	2,317,331
Rohm Co., Ltd.	5,700	251,348
San-In Godo Bank Ltd. (The)	9,000	87,551
Sankyo Co., Ltd.(a)	5,400	191,306
SBI Holdings, Inc.	25,400	283,928
Seino Holdings Co., Ltd.	23,000	238,311
Sekisui Chemical Co., Ltd.	40,000	417,789
Sekisui House Ltd.	141,500	2,199,787
Shiga Bank Ltd. (The)(a)	27,000	136,390
Shinsei Bank Ltd.(a)	185,000	377,819
Shizuoka Bank Ltd. (The)	70,000	697,870
Showa Denko KK(a)	459,000	501,221
Showa Shell Sekiyu KK	25,400	199,236
SKY Perfect JSAT Holdings, Inc.	36,000	168,349
Sojitz Corp.(a)	145,400	269,068
Sompo Japan Nipponkoa Holdings, Inc.	19,600	564,645
Sony Corp., ADR*	39,068	957,166
Sumitomo Chemical Co., Ltd.(a)	491,000	2,463,902
Sumitomo Corp.(a)	66,200	635,705
Sumitomo Dainippon Pharma Co., Ltd.(a)	10,300	102,515
Sumitomo Electric Industries Ltd.	166,400	2,113,203
Sumitomo Forestry Co., Ltd.	38,000	422,557
Sumitomo Heavy Industries Ltd.	111,000	435,802
Sumitomo Metal Mining Co., Ltd.(a)	62,000	698,737
Sumitomo Mitsui Financial Group, Inc.	225,900	8,496,318
Sumitomo Mitsui Trust Holdings, Inc.(a)	316,000	1,152,156
Sumitomo Rubber Industries Ltd.	42,800	590,812
Suzuken Co., Ltd.	9,240	306,164
Suzuki Motor Corp.	39,900	1,217,970
T&D Holdings, Inc.	165,100	1,932,922
Takashimaya Co., Ltd.	47,000	378,069
TDK Corp.	26,700	1,497,862
Teijin Ltd.	266,000	802,667
TOKAI RIKA Co., Ltd.	11,500	235,531
Toppan Printing Co., Ltd.	66,000	528,704
Toshiba Corp.(a)*	421,000	1,054,211
Tosoh Corp.(a)	128,000	611,378
Toyo Seikan Group Holdings Ltd.(a)	21,000	331,547
Toyobo Co., Ltd.	39,000	52,665
Toyoda Gosei Co., Ltd.	14,500	283,195
Toyota Boshoku Corp.(a)	13,800	232,483
Toyota Tsusho Corp.	65,600	1,374,174
Ube Industries Ltd.	247,000	428,258
UNY Group Holdings Co., Ltd.	39,000	244,471
Ushio, Inc.	8,800	105,117
Wacoal Holdings Corp.	14,000	166,649
Yamada Denki Co., Ltd.(a)	84,800	340,713
Yamaguchi Financial Group, Inc.(a)	28,000	341,233
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Yamaha Corp.	10,400	$228,693
Yamato Kogyo Co., Ltd.(a)	3,600	71,721
Yamazaki Baking Co., Ltd.	6,000	91,827
Yokohama Rubber Co., Ltd. (The)	24,000	420,323
		136,654,629
Netherlands — 2.7%
Aegon NV	255,208	1,464,344
Akzo Nobel NV	2,461	159,468
ArcelorMittal(a)	179,320	933,534
ArcelorMittal-NY Registered(a)	140,956	725,923
Boskalis Westminster NV	14,308	624,801
ING Groep NV	513,355	7,256,327
Koninklijke DSM NV	50,692	2,333,417
Koninklijke KPN NV(a)	84,575	316,022
Koninklijke Philips NV	80,676	1,897,151
Koninklijke Philips NV	39,360	923,386
TNT Express NV	2,208	16,821
		16,651,194
New Zealand — 0.1%
Auckland International Airport Ltd.	53,757	167,710
Contact Energy Ltd.	27,546	87,170
Fletcher Building Ltd.	62,679	272,481
		527,361
Norway — 0.7%
DNB ASA	33,454	435,014
Norsk Hydro ASA	188,572	628,189
Seadrill Ltd.(a)*	107,479	634,126
SpareBank 1 SR-Bank ASA	20,527	102,235
Statoil ASA	122,024	1,778,788
Storebrand ASA*	56,200	184,182
Subsea 7 SA(a)*	42,571	320,038
Yara International ASA	2,486	99,140
		4,181,712
Portugal — 0.0%
Banco Espirito Santo SA*	414,564	—
EDP Renovaveis SA(a)	24,994	163,799
		163,799
Singapore — 0.9%
CapitaLand Ltd.	136,000	256,126
City Developments Ltd.	74,000	400,407
Frasers Centrepoint Ltd.	31,500	32,871
Golden Agri-Resources Ltd.(a)	876,000	203,141
Hutchison Port Holdings Trust(a)	1,160,800	638,440
Keppel Corp. Ltd.(a)	28,300	134,833
Noble Group Ltd.(a)	1,239,000	361,326
Olam International Ltd.	105,000	149,046
Oversea-Chinese Banking Corp. Ltd.(a)	79,406	490,481
Sembcorp Industries Ltd.(a)	178,800	434,734
Singapore Airlines Ltd.	168,340	1,265,759
United Industrial Corp. Ltd.	96,043	206,522
UOL Group Ltd.	36,418	153,805
Venture Corp. Ltd.	13,000	75,732
Wilmar International Ltd.	255,800	461,970
		5,265,193
Spain — 3.0%
Acciona SA	5,102	360,872
Banco Bilbao Vizcaya Argentaria SA, ADR(a)	37,392	312,971
Banco de Sabadell SA(a)*	902,955	1,656,715
Banco Popular Espanol SA(a)	275,127	1,001,904
Banco Santander SA	1,145,603	6,072,777
CaixaBank SA	25,927	99,804
CaixaBank SA*	272	1,047
Iberdrola SA	1,020,501	6,781,408
Mapfre SA(a)	110,695	288,817
Repsol SA	134,230	1,561,381
		18,137,696
Sweden — 3.5%
Boliden AB	77,171	1,205,977
Holmen AB, B Shares	6,858	192,140
Meda AB, A Shares	13,267	189,258
Nordea Bank AB	251,312	2,798,377
SSAB AB, A Shares(a)*	27,382	93,760
SSAB AB, B Shares	283,451	3,025,866
SSAB AB, Series B(a)*	17,977	54,211
Svenska Cellulosa AB, Series A	3,447	95,462
Svenska Cellulosa AB, Series B	158,011	4,413,762
Svenska Handelsbanken AB, A Shares	79,219	1,134,817
Swedbank AB, A Shares	54,687	1,208,087
Tele2 AB, B Shares	57,402	558,593
Telefonaktiebolaget LM Ericsson	392,300	3,852,718
Telefonaktiebolaget LM Ericsson, A Shares	698	6,325
TeliaSonera AB	396,003	2,130,954
		20,960,307
Switzerland — 8.8%
ABB Ltd.(a)*	414,021	7,315,249
Adecco SA*	49,724	3,635,168
Aryzta AG(a)*	22,771	964,251
Baloise Holding AG	10,052	1,152,071
Cie Financiere Richemont SA	58,516	4,545,107
Clariant AG(a)*	72,927	1,227,921
Credit Suisse Group AG(a)*	102,672	2,467,246
Credit Suisse Group AG, ADR(a)*	1,983	47,651
Dufry AG(a)*	1,466	171,480
Julius Baer Group Ltd.*	13,629	618,381
LafargeHolcim Ltd.*	67,099	3,514,677
LafargeHolcim Ltd.*	37,003	1,927,604
Lonza Group AG*	12,152	1,593,500
Novartis AG	24,898	2,283,892
OC Oerlikon Corp. AG*	10,340	101,427
Sulzer AG(a)	3,546	347,469
Swatch Group AG (The)	5,511	397,238
Swatch Group AG (The)(a)	4,426	1,639,427
Swiss Life Holding AG*	3,536	788,761
Swiss Re AG	72,191	6,192,456
Syngenta AG	7,447	2,384,782
UBS Group AG*	207,000	3,825,231
Zurich Insurance Group AG*	25,793	6,330,480
		53,471,469
United Kingdom — 17.5%
Anglo American PLC	288,316	2,402,750
Aviva PLC	149,652	1,023,265
Barclays PLC	534,087	1,972,585
Barclays PLC, ADR(a)	484,497	7,160,866
Barratt Developments PLC	61,728	601,828
BP PLC, ADR(a)	609,585	18,628,918
Carnival PLC(a)	18,063	934,399
Carnival PLC, ADR	7,555	391,209
Glencore PLC*	724,967	1,004,023
HSBC Holdings PLC	189,682	1,430,976
HSBC Holdings PLC, ADR(a)	389,452	14,752,442
Investec PLC	63,086	482,415
J Sainsbury PLC(a)	319,527	1,261,581
Kingfisher PLC	570,754	3,096,180
Lloyds Banking Group PLC*	344,997	392,256

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom (Continued)
Lloyds Banking Group PLC, ADR(a)*	215,790	$992,634
Old Mutual PLC	674,385	1,929,152
Pearson PLC, ADR	27,747	476,138
Royal Bank of Scotland Group PLC*	53,725	256,008
Royal Bank of Scotland Group PLC, ADR(a)*	64,693	617,171
Royal Dutch Shell PLC, A Shares	5,015	117,893
Royal Dutch Shell PLC, ADR(a)	227,594	10,806,163
Royal Dutch Shell PLC, ADR	147,614	6,995,427
Royal Mail PLC	57,670	400,258
RSA Insurance Group PLC	11,163	68,003
Standard Chartered PLC	429,245	4,160,972
Vodafone Group PLC	7,028,749	22,163,939
WM Morrison Supermarkets PLC(a)	568,082	1,427,406
		105,946,857
TOTAL COMMON STOCKS
(Identified Cost $657,238,580)		596,403,119

PREFERRED STOCKS — 0.7%
Germany — 0.7%
Bayerische Motoren Werke AG	4,109	281,590
Porsche Automobil Holding SE	9,211	392,088
Volkswagen AG	29,220	3,191,578
		3,865,256
TOTAL PREFERRED STOCKS
(Identified Cost $8,387,482)		3,865,256

RIGHTS & WARRANTS — 0.0%
Spain — 0.0%
Banco Popular Espanol SA, expires 9/25/15(a)*	275,127	5,511
TOTAL RIGHTS & WARRANTS
(Identified Cost $6,208)		5,511

SHORT-TERM INVESTMENTS — 0.2%
United States — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,245,000	1,245,000
		1,245,001
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,245,001)		1,245,001

COLLATERAL FOR SECURITIES ON LOAN — 13.4%
Short-Term — 13.4%
State Street Navigator Securities Lending Prime Portfolio	81,344,333	81,344,333
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $81,344,333)		81,344,333

Total Investments — 112.8%
(Identified Cost $748,221,604)#		682,863,220
Liabilities, Less Cash and Other Assets — (12.8%)		(77,389,640)

Net Assets — 100.0%		$605,473,580

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of September 30, 2015, the market value of the securities on loan was $79,469,042.
*	Non-income producing security.
#	At September 30, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $748,221,604. Net unrealized depreciation aggregated $65,370,834 of which $59,116,202 related to appreciated investment securities and $124,487,036 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

See notes to schedule of investments.

SA International Value Fund

September 30, 2015
Country Weightings (% of portfolio market value)

Country	Percentage
Japan	22.7%
United Kingdom	17.6%
France	10.0%
Switzerland	8.9%
Germany	8.2%
Canada	7.3%
Australia	5.8%
Sweden	3.5%
Spain	3.0%
Other	13.0%
100.0%

SA International Value Fund

Ten Largest Industry Holdings as of September 30, 2015
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	21.5%
Oil, Gas & Consumable Fuels	12.4%
Insurance	10.0%
Automobiles	6.6%
Metals & Mining	5.3%
Wireless Telecommunication Services	4.0%
Chemicals	3.9%
Capital Markets	2.7%
Food & Staples Retailing	2.5%
Real Estate Management & Development	2.0%

SA International Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2015 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small Company
Portfolio(a)	18,133,956	$307,007,878
TOTAL MUTUAL FUNDS
(Identified Cost $222,730,074)		307,007,878

Total Investments — 100.0%
(Identified Cost $222,730,074)#		307,007,878
Cash and Other Assets, Less Liabilities — 0.0%		88,222

Net Assets — 100.0%		$307,096,100

†	See Note 1.
(a)	Please refer to the Portfolio of Investments of the DFA Investment Dimensions Group, Inc., International Small Company Portfolio included elsewhere in this report.
#	At September 30, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $222,730,074. Net unrealized appreciation aggregated $84,277,804, which related solely to appreciated investment securities.

See notes to financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2015 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 96.9%
Brazil — 4.7%
Aliansce Shopping Centers SA	13,559	$36,424
Banco do Brasil SA	127,369	488,336
Banco Santander Brasil SA	11,000	34,988
BM&FBOVESPA SA	248,131	693,477
Cia Siderurgica Nacional SA	66,400	65,655
Cosan SA Industria e Comercio	15,000	76,163
Cyrela Brazil Realty SA Empreendimentos e Participacoes	35,900	74,888
Duratex SA	25,081	37,199
Embraer SA, ADR	19,177	490,548
Ez Tec Empreendimentos e Participacoes SA	8,242	24,033
Fibria Celulose SA	11,200	151,989
Fibria Celulose SA, ADR	42,916	581,941
Fleury SA	5,300	21,724
Gerdau SA	17,300	19,288
Gerdau SA, ADR(a)	120,610	165,236
Guararapes Confeccoes SA	1,200	14,832
Hypermarcas SA*	50,700	195,408
JBS SA	162,712	689,510
Kroton Educacional SA	138,881	270,090
Magnesita Refratarios SA*	7,500	5,354
Mahle-Metal Leve SA	3,100	18,008
MRV Engenharia e Participacoes SA	35,121	53,950
PDG Realty SA Empreendimentos e Participacoes*	3,755	57
Petroleo Brasileiro SA*	245,543	528,929
Petroleo Brasileiro SA, ADR(a)*	154,811	673,428
Porto Seguro SA	8,300	63,017
Sao Martinho SA	5,100	50,427
Sul America SA	27,000	121,566
Usinas Siderurgicas de Minas Gerais SA	8,500	17,710
Vale SA	235,900	986,561
Vale SA, ADR(a)	9,400	39,480
		6,690,216
Chile — 1.5%
CAP SA	6,379	16,745
Cencosud SA	37,491	72,985
Cencosud SA, ADR(a)	28,050	163,812
Empresas CMPC SA	132,188	339,949
Empresas COPEC SA	48,863	442,974
Enersis SA, ADR	45,932	580,580
ENTEL Chile SA	16,548	155,772
Gasco SA	200	1,339
Grupo Security SA	133,299	37,824
Inversiones Aguas Metropolitanas SA	36,299	50,273
Latam Airlines Group SA, ADR(a)*	49,283	240,501
Ripley Corp. SA	107,262	35,445
Sigdo Koppers SA	10,144	11,951
Sociedad Matriz SAAM SA	240,287	15,984
		2,166,134
China — 14.7%
Agile Property Holdings Ltd.(a)	227,091	118,380
Agricultural Bank of China Ltd., H Shares	1,809,000	681,580
Angang Steel Co., Ltd., H Shares(a)	116,000	46,549
Bank of China Ltd., H Shares	5,334,902	2,292,272
Bank of Chongqing Co. Ltd., H Shares	46,500	32,040
Bank of Communications Co., Ltd., H Shares	443,400	307,231
BYD Electronic International Co., Ltd.*	47,500	29,542
Chaoda Modern Agriculture Holdings Ltd.(a)*	62,354	1,907
China Agri-Industries Holdings Ltd.(a)*	167,700	57,559
China BlueChemical Ltd., H Shares	192,000	51,530
China Citic Bank Corp. Ltd., H Shares*	528,000	306,579
China Coal Energy Co., Ltd., H Shares(a)	218,000	88,606
China Communication Services Corp. Ltd., H Shares	303,600	116,738
China Communications Construction Co., Ltd., H Shares	166,000	203,697
China Construction Bank Corp., H Shares	6,334,810	4,209,556
China Everbright Bank Co. Ltd., H Shares	74,000	32,082
China Everbright Ltd.	42,000	95,597
China High Speed Transmission Equipment Group Co., Ltd.*	79,000	76,961
China Hongqiao Group Ltd.(a)	162,500	76,532
China Jinmao Holdings Group Ltd.	380,000	94,632
China Lumena New Materials Corp.(b)*	224,000	—
China Merchants Bank Co., Ltd., H Shares	156,500	377,617
China Merchants Holdings International Co., Ltd.	38,353	112,584
China Minsheng Banking Corp. Ltd., H Shares	232,400	214,107
China National Building Material Co., Ltd., H Shares	394,000	226,739
China National Materials Co., Ltd., H Shares	121,000	29,352
China Overseas Grand Oceans Group Ltd.(a)	77,000	22,653
China Petroleum & Chemical Corp., ADR	11,017	677,986
China Petroleum & Chemical Corp., H Shares	460,400	280,991
China Resources Cement Holdings Ltd.	166,000	74,967
China Resources Enterprise Ltd.	80,593	149,538
China Shanshui Cement Group Ltd.(a)*	125,000	66,774
China Shenhua Energy Co., Ltd.	315,500	482,814
China Shipping Container Lines Co., Ltd., H Shares(a)*	70,200	28,170
China South City Holdings Ltd.	122,000	29,752
China Southern Airlines Co., Ltd., H Shares	98,000	72,203
China Travel International Investment Hong Kong Ltd.	208,000	75,953
China Unicom Hong Kong Ltd.	104,000	131,509
China Unicom Hong Kong Ltd., ADR	55,304	706,232
China Yurun Food Group Ltd.(a)*	23,000	5,223
China ZhengTong Auto Services Holdings Ltd.	91,500	37,780
China Zhongwang Holdings Ltd.(a)	154,000	58,619
Chongqing Rural Commercial Bank Co., Ltd., H Shares(a)	226,000	128,309
CITIC Ltd.	350,000	636,770
Citic Resources Holdings Ltd.(a)*	150,000	21,871
CNOOC Ltd.	870,000	891,323
COSCO Pacific Ltd.	142,680	187,784
Country Garden Holdings Co., Ltd.	544,000	195,839
Dongfeng Motor Group Co., Ltd., H Shares	168,000	209,403
Evergrande Real Estate Group Ltd.(a)	519,000	294,656
Glorious Property Holdings Ltd.*	228,000	25,889
GOME Electrical Appliances Holding Ltd.(a)	337,000	52,180
Greentown China Holdings Ltd.*	76,000	54,622
Guangshen Railway Co., Ltd., ADR	3,500	69,930
Guangzhou R&F Properties Co., Ltd.(a)	144,800	130,599
Harbin Electric Co., Ltd., H Shares(a)	54,000	29,682
Hopson Development Holdings Ltd.*	58,000	46,026
Huishang Bank Corp. Ltd., H Shares	64,000	28,077
Industrial & Commercial Bank of China Ltd., H Shares	4,653,000	2,677,709
Intime Retail Group Co. Ltd.(a)	3,500	3,617

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Jiangxi Copper Co., Ltd., H Shares	30,000	$36,542
Kaisa Group Holdings Ltd.(a)*	172,000	25,966
Kingboard Chemical Holdings Ltd.	75,000	91,354
Kingboard Laminates Holdings Ltd.	50,000	20,258
Kunlun Energy Co., Ltd.	202,000	144,397
KWG Property Holding Ltd.	147,500	96,683
Longfor Properties Co. Ltd.	89,500	112,827
Maanshan Iron & Steel Co., Ltd., H Shares(a)*	116,000	25,146
Maoye International Holdings Ltd.	82,000	10,686
Metallurgical Corp. of China Ltd., H Shares	76,000	28,046
Mingfa Group International Co., Ltd.(a)*	91,000	22,779
MMG Ltd.*	88,000	16,578
New World China Land Ltd.(a)	304,800	181,699
Nine Dragons Paper Holdings Ltd.	197,000	101,931
Poly Property Group Co., Ltd.(a)	229,000	62,938
Renhe Commercial Holdings Co., Ltd.(a)*	726,000	38,876
Semiconductor Manufacturing International Corp.*	1,275,000	116,806
Shanghai Industrial Holdings Ltd.	67,000	147,831
Shenzhen International Holdings Ltd.	31,001	42,481
Shenzhen Investment Ltd.	156,072	54,776
Shimao Property Holdings Ltd.	130,500	196,001
Shougang Fushan Resources Group Ltd.	176,000	21,801
Sino-Ocean Land Holdings Ltd.	290,712	156,421
Sinotrans Ltd., H Shares	122,000	57,458
Sinotrans Shipping Ltd.	51,573	9,915
Sinotruk Hong Kong Ltd.	60,000	21,445
Skyworth Digital Holdings Ltd.	126,344	85,424
Soho China Ltd.	205,000	79,619
Sunac China Holdings Ltd.	32,000	16,846
TCC International Holdings Ltd.	96,000	17,713
Tian An China Investment Co., Ltd.	10,000	5,497
Tianjin Port Development Holdings Ltd.	70,000	11,110
Yanzhou Coal Mining Co., Ltd., H Shares(a)	66,000	29,295
Yuexiu Property Co., Ltd.	863,033	141,425
Zhongsheng Group Holdings Ltd.(a)	15,500	6,280
Zoomlion Heavy Industry Science and
Technology Co., Ltd., H Shares(a)	57,000	21,403
		20,721,672
Colombia — 0.5%
Almacenes Exito SA	10,065	43,222
Cementos Argos SA	10,173	31,101
Ecopetrol SA, ADR(a)	19,193	165,060
Grupo Argos SA	31,119	180,397
Grupo de Inversiones Suramericana SA	22,514	261,610
Grupo Nutresa SA	8,773	59,040
		740,430
Czech Republic — 0.3%
CEZ AS	18,401	382,785
Unipetrol, AS*	10,432	66,663
		449,448
Greece — 0.1%
Alpha Bank AE*	46,386	5,546
Ellaktor SA*	11,652	19,921
GEK Terna Holding Real Estate Construction SA*	8,282	15,547
Hellenic Petroleum SA	9,036	54,018
Marfin Investment Group Holdings SA*	45,244	3,792
Mytilineos Holdings SA*	16,096	83,633
Piraeus Bank SA*	52,422	4,569
Titan Cement Co. SA	299	6,749
		193,775
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	3,816	166,213
OTP Bank PLC	21,318	410,702
		576,915
India — 12.9%
ACC Ltd.	6,589	135,715
Adani Enterprises Ltd.	48,033	59,236
Adani Ports & Special Economic Zone Ltd.	67,837	309,008
Adani Power Ltd.*	220,211	83,032
Adani Transmissions Ltd.*	48,033	19,611
Aditya Birla Nuvo Ltd.	11,029	360,728
Allahabad Bank Ltd.	1,836	2,151
Ambuja Cements Ltd.	34,813	109,122
Apollo Tyres Ltd.	62,493	171,275
Arvind Infrastructure Limited*	3,581	3,644
Arvind Ltd.	35,814	152,444
Axis Bank Ltd.	77,567	588,252
Bajaj Finserv Ltd.	6,112	160,901
Bajaj Holdings and Investment Ltd.	6,231	149,515
Balkrishna Industries Ltd.	1,722	17,472
Bank of Baroda	48,545	135,562
Bank of India	22,041	45,818
Bharat Electronics Ltd.	2,973	51,362
Bharat Heavy Electricals Ltd.	157,393	494,311
Bharti Airtel Ltd.	139,027	715,362
Biocon Ltd.	7,792	52,718
Cairn India Ltd.	81,823	192,528
Canara Bank	23,213	98,984
Central Bank Of India	6,316	8,035
Coromandel International Ltd.	7,470	17,582
Corporation Bank	735	493
Crompton Greaves Ltd.	49,779	130,514
Dewan Housing Finance Corp. Ltd.	18,242	61,085
DLF Ltd.	114,495	240,014
EID Parry India Ltd.	7,288	14,528
EIH Ltd.	13,530	20,200
Engineers India Ltd.	9,912	28,842
Essar Ports Ltd.	2,998	4,309
Exide Industries Ltd.	25,953	61,107
Federal Bank Ltd.	155,672	151,783
GAIL India Ltd.	69,440	322,816
GAIL India Ltd., GDR	155	4,232
Great Eastern Shipping Co., Ltd. (The)	11,618	65,311
Gujarat Fluorochemicals Ltd.	4,522	47,397
Gujarat State Petronet Ltd.	33,607	59,903
Hindalco Industries Ltd.	209,488	227,552
ICICI Bank Ltd.	278,444	1,143,640
ICICI Bank Ltd., ADR	74,950	628,081
IDBI Bank Ltd.	16,131	19,439
Idea Cellular Ltd.	183,735	415,391
IDFC Ltd.	28,677	62,037
IFCI Ltd.	14,171	4,652
IIFL Holdings Ltd.	30,169	86,936
Indiabulls Housing Finance Ltd.	1,875	22,681
Indian Bank	12,173	25,231
Indian Hotels Co., Ltd.*	47,733	62,321
Jaiprakash Associates Ltd.*	179,807	30,817
Jammu & Kashmir Bank Ltd. (The)	24,690	34,079
Jaypee Infratech Ltd.*	42,410	8,561
Jindal Steel & Power Ltd.*	85,132	78,595
JSW Energy Ltd.	116,585	167,222
JSW Steel Ltd.	18,080	241,149
Jubilant Life Sciences Ltd.	5,656	32,700

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Karur Vysya Bank Ltd. (The)	2,292	$15,608
Kotak Mahindra Bank Ltd.	1,116	11,019
L&T Finance Holdings Ltd.	78,014	79,393
Larsen & Toubro Ltd.	20,743	462,957
LIC Housing Finance Ltd.	40,556	290,206
Mahindra & Mahindra Financial Services Ltd.	33,337	121,890
Mahindra & Mahindra Ltd.	32,160	617,943
Mphasis Ltd.	9,469	59,362
MRF Ltd.	80	50,763
Muthoot Finance Ltd.	9,905	24,702
National Aluminium Co., Ltd.	72,404	38,772
Oberoi Realty Ltd.	10,184	42,356
Oriental Bank of Commerce	14,300	28,495
PC Jeweller Ltd.	3,805	20,480
Petronet LNG Ltd.	28,705	78,082
Piramal Enterprises Ltd.	6,642	87,756
Power Finance Corp., Ltd.	43,303	151,501
Prestige Estates Projects Ltd.	5,865	19,179
Reliance Capital Ltd.	8,971	51,524
Reliance Communications Ltd.*	140,884	144,983
Reliance Industries Ltd.	212,082	2,785,273
Reliance Industries Ltd., GDR	9,730	252,980
Reliance Power Ltd.*	143,514	94,561
Rural Electrification Corp. Ltd.	42,066	175,595
Shriram City Union Finance Ltd.	837	21,550
Shriram Transport Finance Co. Ltd.	15,793	220,149
Sintex Industries Ltd.	2,823	4,505
Sobha Ltd.	6,105	25,749
SRF Ltd.	2,665	45,878
State Bank of India	142,518	516,639
State Bank of India Ltd., GDR	2,800	101,780
Syndicate Bank	19,381	24,359
Tata Chemicals Ltd.	12,834	74,894
Tata Global Beverages Ltd.	75,341	146,516
Tata Motors Ltd.*	148,431	673,864
Tata Steel Ltd.	75,355	245,558
Tube Investments of India Ltd.	8,245	50,997
TV18 Broadcast Ltd.*	108,396	58,211
Union Bank of India	37,465	100,283
UPL Ltd.	55,914	391,032
Vardhman Textiles Ltd.	1,051	14,995
Vedanta Ltd.	201,797	262,084
Vedanta Ltd. ADR	19,540	101,217
Videocon Industries Ltd.	3,464	7,272
Wipro Ltd.	46,077	419,635
Wockhardt Ltd.	4,111	95,948
Yes Bank Ltd.	26,714	297,155
		18,243,636
Indonesia — 2.5%
Adaro Energy Tbk PT	3,548,500	129,587
Agung Podomoro Land Tbk PT*	1,262,900	25,861
Alam Sutera Realty Tbk PT	2,593,800	55,948
Aneka Tambang Tbk PT*	967,000	32,079
Bank Bukopin Tbk PT	428,300	18,418
Bank Danamon Indonesia Tbk PT	378,773	74,850
Bank Mandiri Tbk PT	966,300	522,725
Bank Negara Indonesia Persero Tbk PT	1,214,166	342,702
Bank Pan Indonesia Tbk PT*	1,140,000	68,867
Bank Pembangunan Daerah Jawa Timur Tbk PT	403,000	9,738
Bank Tabungan Negara Tbk PT	401,090	27,241
Bumi Serpong Damai Tbk PT	1,223,000	117,291
Ciputra Development Tbk PT	1,841,298	102,434
Eagle High Plantations Tbk PT	1,380,100	19,029
Gajah Tunggal Tbk PT	517,400	18,542
Garuda Indonesia Persero Tbk PT*	400,470	8,447
Global Mediacom Tbk PT	1,084,300	69,573
Gudang Garam Tbk PT	23,400	67,085
Hanson International Tbk PT*	198,800	9,431
Holcim Indonesia Tbk PT	308,000	21,129
Indah Kiat Pulp and Paper Corp., Tbk PT	344,500	18,577
Indika Energy Tbk PT*	43,500	573
Indo Tambangraya Megah Tbk PT	64,900	43,747
Indofood Sukses Makmur Tbk PT	1,109,800	416,649
Intiland Development Tbk PT	182,800	7,300
Japfa Comfeed Indonesia Tbk PT*	565,400	11,462
Lippo Karawaci Tbk PT	3,708,375	286,039
Medco Energi Internasional Tbk PT	379,700	29,676
MNC Investama Tbk PT	4,910,300	66,700
Modernland Realty Tbk PT	1,013,700	30,030
Multipolar Tbk PT	1,293,500	27,194
Panin Financial Tbk PT*	539,300	7,068
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	844,800	79,867
Salim Ivomas Pratama Tbk PT	964,200	29,288
Semen Indonesia Persero Tbk PT	362,500	223,934
Sinar Mas Multiartha Tbk PT	7,500	2,560
Sri Rejeki Isman Tbk PT	996,900	26,130
Tambang Batubara Bukit Asam Persero Tbk PT	127,900	49,108
Timah Tbk PT	762,382	33,305
United Tractors Tbk PT	257,700	307,393
Vale Indonesia Tbk PT	529,100	78,914
XL Axiata Tbk PT*	322,500	57,566
		3,574,057
Korea — 15.4%
BNK Financial Group, Inc.	12,440	143,785
CJ E&M Corp.*	1,328	102,292
Daelim Industrial Co., Ltd.	2,608	147,639
Daewoo Engineering & Construction Co., Ltd.*	9,082	48,885
Daewoo International Corp.	1,703	29,813
Daewoo Securities Co., Ltd.	7,379	74,083
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	12,811	68,848
Daishin Securities Co., Ltd.	3,000	28,347
Daou Technology, Inc.	2,100	51,734
DGB Financial Group, Inc.	14,167	125,499
Dong Ah Tire & Rubber Co., Ltd.	1,550	33,150
Dongbu Insurance Co., Ltd.	3,424	177,079
Dongkuk Steel Mill Co., Ltd.*	5,154	31,003
Doosan Corp.	1,027	96,176
Doosan Heavy Industries & Construction Co., Ltd.	9,647	172,137
Doosan Infracore Co., Ltd.*	19,039	105,531
E-Mart Co., Ltd.	1,863	362,289
Global & Yuasa Battery Co., Ltd.	589	20,200
GS Engineering & Construction Corp.*	2,136	44,241
GS Holdings Corp.	5,365	206,172
Halla Holdings Corp.	445	22,188
Hana Financial Group, Inc.	24,268	540,517
Handsome Co., Ltd.	1,970	65,068
Hanil Cement Co., Ltd.	309	34,672
Hanjin Kal Corp.	2,970	63,018
Hanjin Transportation Co., Ltd.	384	15,389
Hankook Tire Co., Ltd.	3,921	130,998
Hansol Holdings Co., Ltd.*	1,844	11,435

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Hansol Paper Co., Ltd.*	1,125	$19,599
Hanwha Chem Corp.	10,960	199,264
Hanwha Corp.	5,740	188,137
Hanwha Life Insurance Co., Ltd.	31,650	217,889
Hanwha Techwin Co., Ltd.*	2,249	58,630
Hyosung Corp.	2,379	225,797
Hyundai Department Store Co., Ltd.	503	56,865
Hyundai Engineering & Construction Co., Ltd.	4,211	121,502
Hyundai Heavy Industries Co., Ltd.*	3,494	284,460
Hyundai Home Shopping Network Corp.	351	38,497
Hyundai Hy Communications & Networks Co., Ltd.	3,997	11,836
Hyundai Marine & Fire Insurance Co., Ltd.	2,703	68,983
Hyundai Mobis Co., Ltd.	2,645	516,593
Hyundai Motor Co.	21,169	2,928,977
Hyundai Rotem Co., Ltd.*	2,813	40,820
Hyundai Securities Co.	13,773	88,195
Hyundai Steel Co.	9,413	408,985
Hyundai Wia Corp.	1,652	179,792
Industrial Bank of Korea	31,915	366,189
KB Financial Group, Inc.	1,370	40,743
KB Financial Group, Inc., ADR	31,479	925,168
KB Insurance Co., Ltd.	4,390	87,407
KCC Corp.	336	117,074
Kia Motors Corp.	23,963	1,083,622
KISWIRE Ltd.	840	32,812
Kolon Industries, Inc.	1,927	101,772
Korea Investment Holdings Co., Ltd.	4,098	211,244
Korean Reinsurance Co.	9,610	115,534
Kumho Tire Co., Inc.*	5,182	31,565
Kwangju Bank*	1,074	6,986
LF Corp.	2,480	68,523
LG Chem Ltd.	384	92,493
LG Corp.	10,084	518,110
LG Display Co., Ltd.	4,160	79,494
LG Display Co., Ltd., ADR	55,508	527,326
LG Electronics, Inc.	16,524	636,396
LG International Corp.	3,030	69,404
LG Uplus Corp.	23,635	241,275
Lotte Chemical Corp.	1,077	245,330
Lotte Chilsung Beverage Co., Ltd.	56	113,956
Lotte Confectionery Co., Ltd.	64	118,735
LOTTE Himart Co., Ltd.	487	27,199
Lotte Shopping Co., Ltd.	1,154	277,961
LS Corp.	2,043	59,120
Mando Corp.	264	30,514
Mirae Asset Securities Co., Ltd.	2,479	58,456
Namyang Dairy Products Co., Ltd.	26	17,965
NH Investment & Securities Co., Ltd.	7,560	63,399
Nong Shim Co., Ltd.	100	30,878
OCI Co., Ltd.	2,081	144,668
Poongsan Corp.	2,070	43,834
POSCO	1,589	225,889
POSCO, ADR	30,823	1,079,421
S-Oil Corp.	2,353	124,271
Samsung C&T Corp.*	3,221	398,107
Samsung Card Co., Ltd.	2,356	72,054
Samsung Electro-Mechanics Co., Ltd.	5,032	272,975
Samsung Electronics Co., Ltd.	216	206,652
Samsung Heavy Industries Co., Ltd.	14,688	152,419
Samsung Life Insurance Co., Ltd.	5,330	444,729
Samsung SDI Co., Ltd.	5,075	464,555
Samsung Securities Co., Ltd.	841	32,248
Samyang Holdings Corp.	471	53,843
Seah Besteel Corp.	1,570	39,869
SeAH Steel Corp.	130	7,568
Shinhan Financial Group Co., Ltd.	11,620	405,862
Shinhan Financial Group Co., Ltd., ADR(a)	24,410	849,468
Shinsegae Co., Ltd.	895	178,577
SK Gas Co., Ltd.	589	42,338
SK Holdings Co., Ltd.	2,869	590,598
SK Innovation Co., Ltd.*	5,551	458,954
SK Networks Co., Ltd.	13,860	80,566
SKC Co., Ltd.	1,467	47,155
SL Corp.	532	8,348
Ssangyong Cement Industrial Co., Ltd.*	2,750	45,358
Sungwoo Hitech Co., Ltd.	5,817	38,770
Taekwang Industrial Co., Ltd.	36	36,355
Taeyoung Engineering & Construction Co., Ltd.*	5,008	27,294
Tongyang Life Insurance Co., Ltd.	3,790	45,405
Woori Bank	14,154	112,129
Woori Bank, ADR	3,083	72,296
Young Poong Corp.	19	21,656
		21,827,890
Malaysia — 3.7%
Affin Holdings Berhad	97,370	51,833
AirAsia BHD	307,900	89,657
Alliance Financial Group Berhad	97,000	73,924
AMMB Holdings Berhad	258,187	267,834
Batu Kawan Berhad	18,800	71,766
Berjaya Corp. Berhad	442,500	38,253
Berjaya Land Berhad	215,200	33,535
Boustead Holdings Berhad	58,184	52,284
Boustead Plantations Bhd	11,600	3,615
Bumi Armada Bhd*	337,000	70,915
Cahya Mata Sarawak Bhd	22,500	26,361
CIMB Group Holdings Bhd	263,580	267,433
Coastal Contracts Bhd	55,400	23,568
DRB-Hicom Berhad	191,500	57,941
Felda Global Ventures Holdings Bhd	202,400	69,067
Genting Bhd	306,500	506,911
Genting Malaysia Bhd	417,900	394,537
HAP Seng Consolidated Berhad	83,900	105,931
Hap Seng Plantations Holdings Berhad	19,600	10,166
Hong Leong Financial Group Berhad	26,900	85,674
Hong Leong Industries Bhd	9,900	12,837
IJM Corp. Berhad	406,560	297,816
IOI Properties Group Bhd	96,600	43,512
Jaya Tiasa Holdings BHD	54,200	15,782
JCY International Bhd	173,800	26,491
KNM Group Bhd*	258,360	27,624
KSL Holdings Bhd	91,419	32,028
Kulim Malaysia Berhad	70,100	48,639
Mah Sing Group Bhd	205,885	61,357
Malayan Banking Bhd	32,600	63,483
Malaysia Airports Holdings Bhd	78,600	93,875
Malaysia Building Society Bhd	39,100	12,987
Malaysian Resources Corp. Bhd	168,400	45,205
Media Prima Bhd	105,700	28,855
MISC Berhad	160,620	321,551
MMC Corp. Berhad	173,500	83,676
Multi-Purpose Holdings BHD	86,100	50,143
Oriental Holdings Berhad	23,560	37,411
OSK Holdings Berhad	49,637	19,422
Parkson Holdings Bhd*	83,001	22,847
PPB Group Berhad	70,600	247,660
Press Metal Bhd	40,000	18,745

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
RHB Capital Berhad	100,268	$135,721
SapuraKencana Petroleum Bhd	564,500	241,429
Selangor Properties Bhd	6,500	6,861
Shell Refining Co., Federation of Malaya Berhad*	2,900	3,807
SP Setia Bhd Group	87,502	62,704
Star Publications Malaysia Bhd	24,200	13,433
Sunway Bhd	136,600	97,888
Sunway Construction Group Bhd*	15,860	4,221
Supermax Corp. Bhd	71,200	32,881
Ta Ann Holdings Bhd	27,800	23,400
TA Enterprise Bhd	140,200	19,615
TA Global Berhad	55,560	3,539
TAN Chong Motor Holdings BHD	9,600	5,241
Time dotCom Bhd	57,980	87,054
Tropicana Corp. Bhd*	61,489	12,799
UEM Sunrise Bhd	225,600	63,126
UMW Holdings Bhd	14,800	25,319
UMW Oil & Gas Corp. Bhd	47,600	12,669
Unisem M Bhd	81,900	37,822
UOA Development Bhd	91,900	40,141
Wah Seong Corp. Bhd	3,573	984
WCT Holdings Bhd	158,992	49,552
YTL Corp. Berhad	970,009	353,072
		5,246,429
Mexico — 6.2%
Alfa SAB de CV, Class A	234,344	455,799
Alpek SA de CV	48,694	62,621
Cemex SAB de CV*	670,743	468,194
Cemex SAB de CV, ADR*	58,379	408,069
Coca-Cola Femsa SAB de CV, ADR	2,331	161,725
Coca-Cola Femsa SAB de CV, Series L	24,559	170,759
Controladora Comercial Mexicana SAB de CV	67,157	194,739
Empresas ICA SAB de CV, ADR*	1,800	3,006
Fomento Economico Mexicano SAB de CV	46,223	413,261
Fomento Economico Mexicano SAB de CV, ADR	15,689	1,400,243
Grupo Aeroportuario del Pacifico SAB de CV, ADR	4,400	382,096
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,460	222,314
Grupo Carso SAB de CV, Series A	47,917	215,422
Grupo Comercial Chedraui SA de CV	34,670	90,444
Grupo Elektra SAB de CV	4,550	78,854
Grupo Financiero Banorte SAB de CV	250,787	1,230,132
Grupo Financiero Inbursa SA	47,800	98,767
Grupo Financiero Interacciones SA de CV	7,000	39,917
Grupo Financiero Santander Mexico SAB de CV, Class B	187,513	277,417
Grupo Mexico SAB de CV, Series B	510,351	1,234,450
Grupo Sanborns SAB de CV	41,422	66,648
Grupo Simec SAB de CV, Series B*	9,186	22,708
Industrias Bachoco SAB de CV, ADR	1,639	100,143
Industrias Bachoco SAB de CV, Series B	3,309	16,793
Industrias CH SAB de CV, Series B*	19,400	66,733
Industrias Penoles SAB de CV	10,345	141,490
Megacable Holdings SAB de CV	1,300	4,729
Mexichem SAB de CV	118,938	292,334
OHL Mexico SAB de CV*	97,166	125,302
Organizacion Soriana SAB de CV, Class B	125,281	267,534
TV Azteca SAB de CV	104,814	16,555
		8,729,198
Philippines — 1.4%
Alliance Global Group, Inc.	390,200	127,896
BDO Unibank, Inc.	145,950	323,188
Cebu Air, Inc.	23,560	43,627
China Banking Corp.	8,800	7,719
Cosco Capital, Inc.	104,400	15,122
Filinvest Development Corp.	53,300	4,561
Filinvest Land, Inc.	857,000	30,804
First Philippine Holdings Corp.	33,750	47,404
JG Summit Holdings, Inc.	318,790	483,232
LT Group, Inc.	220,200	47,489
Megaworld Corp.	1,655,700	154,801
Metropolitan Bank & Trust	38,258	66,792
Petron Corp.	306,300	45,545
Philippine National Bank*	30,748	32,662
Rizal Commercial Banking Corp.	51,380	33,033
Robinsons Land Corp.	319,900	194,719
San Miguel Corp.	96,820	100,466
Security Bank Corp.	54,470	159,891
Top Frontier Investment Holdings, Inc.*	8,630	13,479
Travellers International Hotel Group, Inc.	183,800	13,134
Union Bank of the Philippines	2,590	2,826
Vista Land & Lifescapes, Inc.	520,300	55,993
		2,004,383
Poland — 2.0%
Asseco Poland SA	11,788	167,538
Bank Millennium SA*	32,328	50,021
Enea SA	25,464	90,528
Grupa Azoty SA*	4,814	112,111
Grupa Lotos SA*	7,763	57,097
Kernel Holding SA	5,569	65,946
KGHM Polska Miedz SA	25,961	559,847
Lubelski Wegiel Bogdanka SA	963	14,394
Netia SA	36,890	54,362
Orbis SA	1,581	23,527
PGE SA	157,586	558,993
Polski Koncern Naftowy Orlen SA	48,464	844,261
Powszechna Kasa Oszczednosci Bank Polski SA*	2,833	21,940
Tauron Polska Energia SA	171,778	148,266
		2,768,831
Russia — 2.0%
Gazprom PAO, ADR	460,017	1,849,268
Lukoil PJSC, ADR	21,253	721,752
Magnitogorsk Iron & Steel Works, GDR	11,936	48,162
Magnitogorsk Iron & Steel Works, GDR	2,645	10,672
RusHydro PJSC, ADR	131,251	123,376
		2,753,230
South Africa — 8.6%
Aeci Ltd.	13,642	90,474
African Bank Investments Ltd.*	72,611	304
African Rainbow Minerals Ltd.	16,931	63,370
Anglo American Platinum Ltd.(a)*	6,935	114,635
AngloGold Ashanti Ltd.*	7,732	61,087
AngloGold Ashanti Ltd., ADR*	67,116	549,680
ArcelorMittal South Africa Ltd.(a)*	23,974	14,791
Aveng Ltd.*	43,063	11,186
Barclays Africa Group Ltd.	54,254	666,308
Barloworld Ltd.	39,661	215,784
Bidvest Group Ltd. (The)(a)	5,021	118,191
Caxton and CTP Publishers and Printers Ltd.	18,814	25,780
DataTec Ltd.	29,329	131,212
Exxaro Resources Ltd.(a)	19,718	74,697

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa (Continued)
Gold Fields Ltd.	3,156	$8,210
Gold Fields Ltd., ADR	163,422	434,702
Grindrod Ltd.	77,312	82,341
Harmony Gold Mining Co., Ltd., ADR(a)*	35,368	21,327
Illovo Sugar Ltd.	17,142	20,211
Impala Platinum Holdings Ltd.*	53,426	148,113
Imperial Holdings Ltd.	26,497	324,155
Investec Ltd.	34,211	261,301
KAP Industrial Holdings Ltd.	56,236	26,011
Kumba Iron Ore Ltd.(a)	2,357	13,351
Liberty Holdings Ltd.	27,805	253,302
Mediclinic International Ltd.	23,652	188,468
Mmi Holdings Ltd.	199,027	341,657
Mondi Ltd.	19,251	403,134
MTN Group Ltd.	14,244	182,951
Murray & Roberts Holdings Ltd.	41,444	34,989
Nedbank Group Ltd.	19,461	308,517
Northam Platinum Ltd.*	41,788	81,203
Omnia Holdings Ltd.	4,910	52,825
RCL Foods Ltd.	11,571	12,608
Royal Bafokeng Platinum Ltd.*	4,240	7,337
Sanlam Ltd.	24,759	106,836
Sappi Ltd.*	68,728	210,769
Sappi Ltd., ADR(a)*	44,800	133,504
Sasol Ltd.(a)	35,153	983,173
Sasol Ltd., ADR	48,890	1,360,120
Sibanye Gold Ltd.	101,669	115,105
Sibanye Gold Ltd., ADR	15,156	70,324
Standard Bank Group Ltd.	135,433	1,319,295
Steinhoff International Holdings Ltd.(a)	343,496	2,104,327
Telkom SA SOC Ltd.	56,725	272,359
Tongaat Hulett Ltd.	18,853	146,746
Trencor Ltd.	16,086	60,695
		12,227,465
Taiwan — 14.9%
A-DATA Technology Co., Ltd.	20,000	20,044
Ability Enterprise Co., Ltd.*	42,000	20,664
AcBel Polytech, Inc.	46,000	27,032
Acer, Inc.*	332,884	130,414
Alpha Networks, Inc.	28,000	11,862
Altek Corp.	23,905	21,235
Ambassador Hotel (The)	20,000	16,825
AmTRAN Technology Co., Ltd.	99,360	47,074
Ardentec Corp.	60,487	39,311
Asia Cement Corp.	264,269	258,430
Asia Optical Co., Inc.*	41,000	40,468
Asia Polymer Corp.	26,250	14,031
Asustek Computer, Inc.	92,000	789,310
AU Optronics Corp.	868,000	255,965
AU Optronics Corp., ADR(a)	73,574	217,779
BES Engineering Corp.	229,000	55,359
Capital Securities Corp.	239,661	65,360
Career Technology MFG. Co., Ltd.	39,000	27,715
Cathay Financial Holding Co., Ltd.	102,000	139,242
Cathay Real Estate Development Co., Ltd.	100,000	42,973
Chang Hwa Commercial Bank Ltd.	536,627	264,015
Cheng Loong Corp.	114,000	39,122
Cheng Uei Precision Industry Co., Ltd.	62,543	87,278
Chia Hsin Cement Corp.	22,000	6,715
Chin-Poon Industrial Co., Ltd.	55,000	74,998
China Airlines Ltd.*	422,111	144,218
China Bills Finance Corp.	110,000	37,249
China Development Financial Holding Corp.	1,191,468	320,234
China Life Insurance Co., Ltd.	359,950	273,290
China Motor Corp.	71,195	49,946
China Steel Corp.	1,798,800	1,048,879
China Synthetic Rubber Corp.	61,261	44,652
Chipbond Technology Corp.	68,000	98,507
Chung Hung Steel Corp.*	105,000	13,297
Chung Hwa Pulp Corp.	88,000	27,260
Clevo Co.	52,000	56,931
CMC Magnetics Corp.*	288,337	34,501
Compal Electronics, Inc.	648,000	366,041
Compeq Manufacturing Co., Ltd.	118,000	84,753
Continental Holdings Corp.*	42,000	11,837
Coretronic Corp.	81,000	73,184
CSBC Corp.	67,240	26,241
CTBC Financial Holding Co., Ltd.	1,048,927	539,953
D-Link Corp.*	77,112	22,997
E.Sun Financial Holding Co., Ltd.	677,675	398,239
Elitegroup Computer Systems Co., Ltd.	58,877	34,778
Entie Commercial Bank Co., Ltd.	45,000	21,183
Epistar Corp.	128,828	99,181
Eternal Materials Co., Ltd.	37,080	32,657
Eva Airways Corp.*	171,170	95,650
Evergreen International Storage & Transport Corp.	54,000	21,238
Evergreen Marine Corp. Taiwan Ltd.	299,794	126,100
Everlight Electronics Co., Ltd.	41,000	61,760
Far Eastern Department Stores Ltd.	113,220	60,173
Far Eastern International Bank	139,269	41,323
Far Eastern New Century Corp.	481,338	428,311
Farglory Land Development Co., Ltd.	51,721	54,505
Federal Corp.	5,481	2,372
Feng Hsin Iron & Steel Co.	63,000	69,453
First Financial Holding Co., Ltd.	883,966	402,687
Formosa Chemicals & Fibre Corp.	87,000	176,497
Formosa Taffeta Co., Ltd.	67,000	63,180
Formosan Rubber Group, Inc.	68,000	37,069
Foxconn Technology Co., Ltd.	19,998	57,211
Fubon Financial Holding Co., Ltd.	897,211	1,397,826
Gemtek Technology Corp.	47,000	22,124
Genius Electronic Optical Co., Ltd.*	9,000	15,252
Getac Technology Corp.	45,000	28,494
Gigabyte Technology Co., Ltd.	52,000	49,272
Gintech Energy Corp.*	51,762	23,737
Gloria Material Technology Corp.	27,300	14,095
Grand Pacific Petrochemical	168,000	76,787
Great Wall Enterprise Co., Ltd.	66,300	36,445
Green Energy Technology, Inc.*	40,149	15,546
HannStar Display Corp.	443,770	55,796
Hey Song Corp.	19,750	18,804
Ho Tung Chemical Corp.*	101,955	21,922
Holy Stone Enterprise Co., Ltd.	18,200	16,996
Hon Hai Precision Industry Co., Ltd.	185,850	483,145
HTC Corp.	64,000	123,423
Hua Nan Financial Holdings Co., Ltd.	549,992	255,558
Huaku Development Co., Ltd.	27,000	46,821
Hung Sheng Construction Co., Ltd.*	47,000	21,482
Ichia Technologies, Inc.	25,000	13,742
Innolux Corp.	1,455,757	453,163
Inotera Memories, Inc.*	372,000	232,165
Inventec Co., Ltd.	364,282	172,585
Jih Sun Financial Holdings Co., Ltd.	226,099	49,645
Kindom Construction Corp.	42,000	21,812
King Yuan Electronics Co., Ltd.	185,100	117,488
King's Town Bank Co., Ltd.	78,000	55,312

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Kinpo Electronics*	230,000	$73,343
Kinsus Interconnect Technology Corp.	44,000	84,185
LCY Chemical Corp.*	61,000	42,516
Lealea Enterprise Co., Ltd.	58,406	15,946
Lextar Electronics Corp.	40,000	16,521
Li Peng Enterprise Co., Ltd.*	91,245	23,970
Lien Hwa Industrial Corp.	65,342	37,704
Lite-On Technology Corp.	289,370	265,400
Long Chen Paper Co., Ltd.	77,000	24,437
Macronix International*	577,044	73,604
Masterlink Securities Corp.	116,643	30,890
Mega Financial Holding Co., Ltd.	851,704	589,746
Mercuries & Associates Holdings Ltd.	27,000	17,343
Mercuries Life Insurance Co., Ltd.	70,304	40,567
Micro-Star International Co., Ltd.	91,374	77,423
Mitac Holdings Corp.	46,219	28,705
Motech Industries, Inc.*	34,000	37,534
Nan Ya Printed Circuit Board Corp.	24,200	23,665
Neo Solar Power Corp.	79,928	44,907
Nien Hsing Textile Co., Ltd.	19,358	11,817
Oriental Union Chemical Corp.	58,000	40,689
Pan-International Industrial	34,380	12,007
Pegatron Corp.	258,249	629,005
POU Chen Corp.	146,133	219,016
Powertech Technology, Inc.	107,000	192,699
President Securities Corp.	101,653	38,744
Prince Housing & Development Corp.	101,970	30,751
Qisda Corp.	315,400	96,744
Radium Life Tech Co., Ltd.*	99,488	32,782
Realtek Semiconductor Corp.	19,000	32,198
Rich Development Co., Ltd.	32,978	9,665
Ritek Corp.*	173,399	15,324
Ruentex Development Co., Ltd.	43,097	46,922
Sanyang Industry Co., Ltd.*	573	407
Shihlin Electric & Engineering Corp.	27,000	32,799
Shin Kong Financial Holding Co., Ltd.	1,377,813	326,382
Shin Zu Shing Co., Ltd.	16,000	48,154
Shining Building Business Co., Ltd.*	64,900	20,794
Shinkong Synthetic Fibers Corp.	186,151	48,902
Sigurd Microelectronics Corp.	53,000	33,802
Sincere Navigation Corp.	27,000	14,842
Sino-American Silicon Products, Inc.*	93,000	96,876
SinoPac Financial Holdings Co., Ltd.	687,973	217,293
Solar Applied Materials Technology Co.	25,000	14,350
Synnex Technology International Corp.	77,000	76,702
TA Chen Stainless Pipe	82,445	37,558
Ta Chong Bank Co., Ltd.*	175,031	70,432
Taichung Commercial Bank Co., Ltd.	175,620	49,655
Tainan Spinning Co., Ltd.	142,427	60,124
Taishin Financial Holding Co., Ltd.	1,046,234	370,166
Taiwan Building Materials Co., Ltd.	193,953	50,774
Taiwan Business Bank*	365,073	90,582
Taiwan Cement Corp.	521,772	528,467
Taiwan Cooperative Financial Holding	528,488	218,281
Taiwan Fertilizer Co., Ltd.	87,000	108,329
Taiwan Glass Industrial Corp.*	85,164	31,037
Taiwan Hon Chuan Enterprise Co., Ltd.	36,925	52,986
Taiwan Life Insurance Co., Ltd.*	46,638	38,384
Taiwan PCB Techvest Co., Ltd.	7,000	7,260
Taiwan Surface Mounting Technology Co., Ltd.	27,518	25,155
Taiwan Tea Corp.	80,000	34,136
Tatung Co., Ltd.*	323,784	49,756
Teco Electric and Machinery Co., Ltd.	247,000	193,909
Test Rite International Co., Ltd.	36,000	21,921
Ton Yi Industrial Corp.	71,000	34,392
Tong Hsing Electronic Industries Ltd.	17,000	43,161
Tong Yang Industry Co., Ltd.	39,921	39,645
TPK Holding Co., Ltd.	35,000	83,335
Tripod Technology Corp.	57,000	81,880
TSRC Corp.	90,000	54,392
Tung Ho Steel Enterprise Corp.	119,000	62,161
TXC Corp.	18,000	18,614
U-Ming Marine Transport Corp.	47,000	49,958
Unimicron Technology Corp.	197,000	74,786
Union Bank Of Taiwan	91,593	25,758
United Microelectronics Corp.	2,099,513	688,626
Universal Cement Corp.	45,022	28,167
UPC Technology Corp.	127,125	35,558
USI Corp.	127,000	52,262
Wah Lee Industrial Corp.	25,000	32,685
Walsin Lihwa Corp.*	401,000	85,248
Wan Hai Lines Ltd.	41,650	26,183
Wei Chuan Foods Corp.*	41,000	24,032
Win Semiconductors Corp.	52,813	58,383
Winbond Electronics Corp.*	389,000	80,334
Wisdom Marine Lines Co., Ltd.*	15,067	16,976
Wistron Corp.	395,763	206,130
WPG Holdings Ltd.	161,000	154,998
WT Microelectronics Co., Ltd.	60,716	60,758
Yageo Corp.	83,176	127,312
Yang Ming Marine Transport Corp.*	189,365	54,692
YFY, Inc.	150,385	46,813
Yieh Phui Enterprise Co., Ltd.	143,105	30,770
Yuanta Financial Holding Co., Ltd.	1,321,131	489,494
Yulon Motor Co., Ltd.	111,272	99,520
		21,004,202
Thailand — 3.3%
AP Thailand PCL	308,500	45,899
Bangchak Petroleum PCL	74,000	69,831
Bangkok Bank PCL, ADR	61,300	270,230
Bangkok Expressway PCL	63,900	63,821
Bangkok Insurance PCL	2,100	20,829
Bangkokland PCL	1,494,000	60,921
Banpu PCL	193,700	106,736
Charoen Pokphand Foods PCL	472,600	269,536
Hana Microelectronics PCL	43,900	34,169
Indorama Ventures PCL	319,200	202,276
IRPC PCL	1,153,000	119,446
Kiatnakin Bank PCL	55,900	47,360
Krung Thai Bank PCL	759,175	357,677
MBK PCL	23,300	9,180
Precious Shipping PCL	87,600	17,136
PTT Exploration & Production PCL	316,600	610,607
PTT Global Chemical PCL	289,728	429,064
PTT PCL	216,800	1,433,586
Quality Houses PCL	280,800	18,723
Sansiri PCL	950,800	44,534
Thai Airways International PCL*	96,000	26,714
Thai Oil PCL	111,500	162,051
Thanachart Capital PCL	81,200	71,032
Thoresen Thai Agencies PCL	166,348	46,290
Tisco Financial Group PCL	22,000	21,670
TPI Polene PCL	1,068,700	73,023
Vinythai PCL	42,500	11,007
		4,643,348
Turkey — 1.8%
Akbank TAS	207,357	464,700
Aksa Akrilik Kimya Sanayii	9,237	29,769

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Turkey (Continued)
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,559	$60,401
Dogan Sirketler Grubu Holding AS*	220,612	37,190
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	6,870	5,609
Eregli Demir ve Celik Fabrikalari TAS	165,564	204,126
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class D	46,924	19,233
KOC Holding AS	37,195	145,074
Koza Anadolu Metal Madencilik Isletmeleri AS*	13,776	9,471
Sekerbank TAS*	54,778	25,168
Selcuk Ecza Deposu Ticaret ve Sanayi AS	11,784	9,076
Tekfen Holding AS	26,275	36,303
Trakya Cam Sanayi AS	54,831	34,073
Turk Hava Yollari*	102,444	269,879
Turk Sise ve Cam Fabrikalari AS	109,975	104,328
Turkiye Garanti Bankasi AS	94,962	220,663
Turkiye Halk Bankasi AS	92,878	310,069
Turkiye Is Bankasi	213,035	331,662
Turkiye Vakiflar Bankasi TAO	87,111	110,280
Yapi ve Kredi Bankasi AS	70,455	78,481
		2,505,555
TOTAL COMMON STOCKS
(Identified Cost $177,236,778)		137,066,814

PREFERRED STOCKS — 2.4%
Brazil — 2.3%
Alpargatas SA	5,400	9,153
Banco Bradesco SA	10,560	57,055
Banco do Estado do Rio Grande do Sul SA, PF B	22,800	32,091
Braskem SA, ADR(a)	11,570	97,535
Petroleo Brasileiro SA*	343,007	626,402
Petroleo Brasileiro SA, ADR*	192,885	709,817
Suzano Papel e Celulose SA, PF A	71,100	345,950
Usinas Siderurgicas de Minas Gerais SA, PF A	40,930	34,586
Vale SA	388,719	1,306,025
Vale SA, PF ADR(a)	9,100	30,485
		3,249,099
Colombia — 0.1%
Avianca Holdings SA*	29,539	17,650
Grupo Argos SA	8,921	49,924
Grupo de Inversiones Suramericana SA	13,624	156,192
		223,766
TOTAL PREFERRED STOCKS
(Identified Cost $11,163,473)		3,472,865

RIGHTS & WARRANTS — 0.0%
Korea — 0.0%
Mirae Asset Securities Co., Ltd., expires 11/05/15*	2,160	9,292
Malaysia — 0.0%
WCT Holdings Bhd, expires 8/27/20*	31,483	967
TOTAL RIGHTS & WARRANTS
(Identified Cost $11,768)		10,259

SHORT-TERM INVESTMENTS — 0.3%
United States — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	428,000	428,000
		428,001
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $428,001)		428,001

COLLATERAL FOR SECURITIES ON LOAN — 4.6%
Short-Term — 4.6%
State Street Navigator Securities Lending Prime Portfolio	6,462,443	6,462,443
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $6,462,443)		6,462,443

Total Investments — 104.2%
(Identified Cost $195,302,463)#		147,440,382
Liabilities, Less Cash and Other Assets — (4.2%)		(5,973,389)

Net Assets — 100.0%		$141,466,993

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of September 30, 2015, the market value of the securities on loan was $6,699,820.
*	Non-income producing security.
(b)	Bankrupt security/delisted.
#	At September 30, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $195,302,463. Net unrealized depreciation aggregated $47,862,081 of which $8,634,243 related to appreciated investment securities and $56,496,324 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt

See notes to schedule of investments.

SA Emerging Markets Value Fund

September 30, 2015
Country Weightings (% of portfolio market value) (Unaudited)

Country	Percentage
Korea	15.5%
Taiwan	14.9%
China	14.7%
India	12.9%
South Africa	8.7%
Brazil	7.1%
Mexico	6.2%
Malaysia	3.7%
Thailand	3.3%
Other	13.0%
100.0%

SA Emerging Markets Value Fund

Ten Largest Industry Holdings as of September 30, 2015
(As a percentage of net assets):
(Unaudited)

Industry	Percentage
Commercial Banks	23.2%
Oil, Gas & Consumable Fuels	13.4%
Metals & Mining	8.2%
Automobiles	4.1%
Industrial Conglomerates	3.9%
Real Estate Management & Development	3.2%
Electronic Equipment, Instruments & Components	3.1%
Chemicals	2.9%
Computers & Peripherals	2.4%
Household Durables	2.3%

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2015 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Real Estate Investment Trusts (REITs) — 99.6%
Acadia Realty Trust	17,172	$516,362
Agree Realty Corp.(a)	4,355	129,997
Alexander's, Inc.	576	215,424
Alexandria Real Estate Equities, Inc.	18,770	1,589,256
American Assets Trust, Inc.	8,901	363,695
American Campus Communities, Inc.	28,122	1,019,141
American Homes 4 Rent., Class A	18,171	292,190
American Residential Properties, Inc.	1,948	33,642
Apartment Investment & Management Co.	38,988	1,443,336
Ashford Hospitality Prime, Inc.	6,138	86,116
Ashford Hospitality Trust, Inc.	24,998	152,488
AvalonBay Communities, Inc.	33,722	5,895,280
BioMed Realty Trust, Inc.	50,887	1,016,722
Boston Properties, Inc.	39,216	4,643,174
Brandywine Realty Trust	44,971	554,043
Brixmor Property Group, Inc.	12,609	296,059
Camden Property Trust	21,801	1,611,094
Campus Crest Communities, Inc.	15,999	85,115
Care Capital Properties, Inc.	20,558	676,975
CareTrust REIT, Inc.	5,157	58,532
CBL & Associates Properties, Inc.	42,620	586,025
Cedar Realty Trust, Inc.	18,321	113,773
Chambers Street Properties(a)	40,631	263,695
Chatham Lodging Trust	4,304	92,450
Chesapeake Lodging Trust	14,161	369,036
Columbia Property Trust, Inc.	14,464	335,565
CoreSite Realty Corp.	4,365	224,536
Corporate Office Properties Trust	24,322	511,492
Cousins Properties, Inc.	53,509	493,353
CubeSmart	41,665	1,133,705
CyrusOne, Inc.	12,948	422,882
DCT Industrial Trust, Inc.	22,079	743,179
DDR Corp.	76,715	1,179,877
DiamondRock Hospitality Co.	50,308	555,903
Digital Realty Trust, Inc.(a)	36,047	2,354,590
Douglas Emmett, Inc.	34,639	994,832
Duke Realty Corp.	86,635	1,650,397
DuPont Fabros Technology, Inc.	16,655	431,031
EastGroup Properties, Inc.	8,363	453,107
Education Realty Trust, Inc.	12,213	402,418
Empire State Realty Trust, Inc., Class A(a)	11,971	203,866
EPR Properties	14,295	737,193
Equity Commonwealth*	27,737	755,556
Equity Lifestyle Properties, Inc.	20,005	1,171,693
Equity One, Inc.	19,189	467,060
Equity Residential	90,059	6,765,232
Essex Property Trust, Inc.	16,294	3,640,405
Extra Space Storage, Inc.	28,889	2,229,075
Federal Realty Investment Trust(a)	17,169	2,342,710
FelCor Lodging Trust, Inc.	34,387	243,116
First Industrial Realty Trust, Inc.	28,702	601,307
First Potomac Realty Trust	14,955	164,505
Franklin Street Properties Corp.	24,015	258,161
Gaming and Leisure Properties, Inc.	22,901	680,160
General Growth Properties, Inc.	142,305	3,695,661
Getty Realty Corp.	7,201	113,776
Gladstone Commercial Corp.	4,539	64,045
Gladstone Land Corp.(a)	1,515	13,908
Government Properties Income Trust(a)	17,887	286,192
HCP, Inc.	116,779	4,350,018
Healthcare Realty Trust, Inc.	24,902	618,815
Healthcare Trust of America, Inc., Class A	30,053	736,599
Hersha Hospitality Trust	10,752	243,640
Highwoods Properties, Inc.	23,735	919,731
Home Properties, Inc.	14,897	1,113,551
Hospitality Properties Trust	37,487	958,917
Host Hotels & Resorts, Inc.	192,262	3,039,662
Hudson Pacific Properties, Inc.	17,382	500,428
Independence Realty Trust, Inc.	1,311	9,452
Inland Real Estate Corp.	24,024	194,594
Investors Real Estate Trust	30,119	233,121
Iron Mountain, Inc.(a)	33,264	1,031,849
Kilroy Realty Corp.	22,601	1,472,681
Kimco Realty Corp.	103,178	2,520,639
Kite Realty Group Trust	21,246	505,867
LaSalle Hotel Properties	28,325	804,147
Lexington Realty Trust	54,796	443,848
Liberty Property Trust	37,697	1,187,832
LTC Properties, Inc.	8,859	378,013
Macerich Co. (The)	38,246	2,938,058
Mack-Cali Realty Corp.	21,543	406,732
Medical Properties Trust, Inc.	52,534	581,026
Mid-America Apartment Communities, Inc.	18,841	1,542,513
Monmouth Real Estate Investment Corp., Class A	12,020	117,195
National Health Investors, Inc.	8,461	486,423
National Retail Properties, Inc.	33,901	1,229,589
New Senior Investment Group, Inc.	10,681	111,723
New York REIT, Inc.	5,603	56,366
Omega Healthcare Investors, Inc.	40,627	1,428,039
One Liberty Properties, Inc.	2,417	51,555
Paramount Group, Inc.	11,771	197,753
Parkway Properties, Inc.	20,603	320,583
Pebblebrook Hotel Trust	17,913	635,016
Pennsylvania Real Estate Investment Trust	17,475	346,529
Physicians Realty Trust	7,411	111,832
Piedmont Office Realty Trust, Inc., Class A	38,424	687,405
Post Properties, Inc.	13,647	795,484
Prologis, Inc.	130,940	5,093,566
PS Business Parks, Inc.	5,090	404,044
Public Storage	37,438	7,923,004
QTS Realty Trust, Inc., Class A	4,381	191,406
Ramco-Gershenson Properties Trust	19,771	296,763
Realty Income Corp.(a)	58,595	2,776,817
Regency Centers Corp.	23,579	1,465,435
Retail Opportunity Investments Corp.	23,767	393,106
Retail Properties of America, Inc., Class A	59,291	835,410
Rexford Industrial Realty, Inc.	6,489	89,483
RLJ Lodging Trust	33,043	834,997
Rouse Properties, Inc. REIT(a)	5,326	82,979
Ryman Hospitality Properties	11,533	567,770
Sabra Healthcare REIT, Inc.	15,585	361,260
Saul Centers, Inc.	3,133	162,133
Select Income REIT(a)	15,182	288,610
Senior Housing Properties Trust	58,676	950,551
Silver Bay Realty Trust Corp.	3,877	62,071
Simon Property Group, Inc.	78,039	14,337,325
SL Green Realty Corp.	24,893	2,692,427
Sotherly Hotels, Inc.	3,111	21,155
Sovran Self Storage, Inc.	8,872	836,630
Spirit Realty Capital, Inc.	107,548	982,989
STAG Industrial, Inc.(a)	15,152	275,918
Starwood Waypoint Residential Trust	9,521	226,885
Strategic Hotels & Resorts, Inc.*	66,409	915,780
Summit Hotel Properties, Inc.	21,776	254,126
Sun Communities, Inc.	12,706	860,959
Sunstone Hotel Investors, Inc.	52,491	694,456
Tanger Factory Outlet Centers	23,867	786,895
Taubman Centers, Inc.	15,451	1,067,355
Terreno Realty Corp.	3,858	75,771

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
UDR, Inc.	64,769	$2,233,235
UMH Properties, Inc.(a)	4,469	41,562
Universal Health Realty Income Trust	3,560	167,106
Urban Edge Properties	24,129	520,945
Urstadt Biddle Properties, Inc.(a)	1,000	17,850
Urstadt Biddle Properties, Inc., Class A	6,857	128,500
Ventas, Inc.	82,232	4,609,926
VEREIT, Inc.(a)	226,263	1,746,750
Vornado Realty Trust	43,756	3,956,417
Washington Real Estate Investment Trust(a)	17,296	431,189
Weingarten Realty Investors	29,424	974,229
Welltower, Inc.	86,736	5,873,762
Whitestone REIT, Class B(a)	4,485	51,712
WP Carey, Inc.(a)	23,338	1,349,170
WP Glimcher, Inc.	46,318	540,068
Xenia Hotels & Resorts, Inc.	4,665	81,451
		161,263,281
TOTAL COMMON STOCKS
(Identified Cost $118,430,563)		161,263,281

SHORT-TERM INVESTMENTS — 0.1%
United States — 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	228,000	228,000
		228,001
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $228,001)		228,001

COLLATERAL FOR SECURITIES ON LOAN — 6.7%
Short-Term — 6.7%
State Street Navigator Securities Lending
Prime Portfolio	10,813,331	10,813,331
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $10,813,331)		10,813,331

Total Investments — 106.4%
(Identified Cost $129,471,895)#		172,304,613
Liabilities, Less Cash and Other Assets — (6.4%)		(10,384,517)

Net Assets — 100.0%		$161,920,096

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of September 30, 2015, the market value of the securities on loan was $10,644,805.
*	Non-income producing security.
#	At September 30, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $129,471,895. Net unrealized appreciation aggregated $42,832,718 of which $47,066,186 related to appreciated investment securities and $4,233,468 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

See notes to schedule of investments.

SA Real Estate Securities Fund

September 30, 2015
Portfolio Sectors (% of portfolio market value) (Unaudited)

Sector	Percentage
Retail REITs	25.9%
Residential REITs	18.1%
Office REITs	13.7%
Health Care REITs	13.3%
Specialized REITs	11.3%
Hotels & Resorts REITs	6.5%
Diversified REITs	6.4%
Industrial REITs	4.6%
Short-Term	0.2%
100.0%

SA Worldwide Moderate Growth Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2015 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 101.3%
Other — 101.3%
SA Emerging Markets Value Fund	29,648	$215,541
SA Global Fixed Income Fund	28,947	280,204
SA International Value Fund	42,438	409,529
SA Real Estate Securities Fund	10,504	107,771
SA U.S. Core Market Fund	21,447	387,974
SA U.S. Fixed Income Fund	25,308	258,650
SA U.S. Small Company Fund	8,445	193,987
SA U.S. Value Fund	19,039	301,758
		2,155,414
TOTAL MUTUAL FUNDS
(Identified Cost $2,270,609)		2,155,414

Total Investments — 101.3%
(Identified Cost $2,270,609)#		2,155,414
Liabilities, Less Cash and Other Assets — (1.3%)		(27,733)

Net Assets — 100.0%		$2,127,681

†	See Note 1.
#	At September 30, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $2,270,609. Net unrealized depreciation aggregated $115,195 of which $1,767 related to appreciated investment securities and $116,962 related to depreciated investment securities.

See notes to schedule of investments.

SA FUNDS

NOTES TO SCHEDULE OF INVESTMENTS – September 30, 2015 (Unaudited)

1. Security Valuation

Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price. Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates. Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board”) pursuant to procedures approved by the Board. Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Funds adopted provisions respecting fair value measurement which provide enhanced guidance for using fair value to measure assets and liabilities. The Funds value their investments based on a three-tier hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes.

If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The tables below provide a summary of the inputs as of September 30, 2015, in valuing each Fund's investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets	Other	Significant	Balance as of
	for Identical	Observable	Unobservable	September 30,
	Investments	Inputs	Inputs	2015
Description	(Level 1)	(Level 2)*	(Level 3)	Total
SA U.S. Fixed Income Fund (a)
Bonds and Notes	$—	$602,249,828	$—	$602,249,828
Short-Term Investments	1,840,001	—	—	1,840,001
Total Investments	$1,840,001	$602,249,828	$—	$604,089,829

SA Global Fixed Income Fund (a)
Assets:
Bonds and Notes	$—	$735,039,617	$—	$735,039,617
Short-Term Investments	333,762	—	—	333,762
Collateral For Securities On Loan	80,303,285	—	—	80,303,285
Forward Foreign Currency Contracts	—	1,988,413	—	1,988,413
Total Investments	$80,637,047	$737,028,030	$—	$817,665,077

Liabilities:
Forward Foreign Currency Contracts	$—	$(606,173)	$—	$(606,173)

SA U.S. Core Market Fund (b)
Common Stocks	$609,728,598	$—	$—	$609,728,598
Rights & Warrants	64	—	11,286	11,350
Mutual Funds	26,007,992	—	—	26,007,992
Short-Term Investments	965,001	—	—	965,001
Collateral For Securities On Loan	30,715,319	—	—	30,715,319
Total Investments	$667,416,974	$—	$11,286	$667,428,260

SA U.S. Value Fund (a)
Common Stocks	$489,506,665	$—		$—		$489,506,665
Short-Term Investments	1,607,001	—		—		1,607,001
Collateral For Securities On Loan	14,108,902	—		—		14,108,902
Total Investments	$505,222,568	$—		$—		$505,222,568

SA U.S. Small Company Fund (b)
Common Stocks	$354,695,934	$0	†	$0	†	$354,695,934
Rights & Warrants	451	4,914		14,499	†	19,864
Bonds and Notes	—	2,050		—		2,050
Short-Term Investments	1,246,001	—		—		1,246,001
Collateral For Securities On Loan	67,266,109	—		—		67,266,109
Total Investments	$423,208,495	$6,964		$14,499		$423,229,958

SA International Value Fund (c)
Common Stocks	$595,282,140	$1,120,979		$0	†	$596,403,119
Preferred Stocks	3,865,256	—		—		3,865,256
Rights & Warrants	—	5,511		—		5,511
Short-Term Investments	1,245,001	—		—		1,245,001
Collateral For Securities On Loan	81,344,333	—		—		81,344,333
Total Investments	$681,736,730	$1,126,490		$0		$682,863,220

SA International Small Company Fund (a)
Mutual Funds	$307,007,878	$—		$—		$307,007,878
Total Investments	$307,007,878	$—		$—		$307,007,878

SA Emerging Markets Value Fund (c) (d) (e)
Common Stocks	$136,729,769	$337,045		$—		$137,066,814
Preferred Stocks	3,472,865	—		—		3,472,865
Rights & Warrants	967	9,292		—		10,259
Short-Term Investments	428,001	—		—		428,001
Collateral For Securities On Loan	6,462,443	—		—		6,462,443
Total Investments	$147,094,045	$346,337		$—		$147,440,382

SA Real Estate Securities Fund (a)
Common Stocks	$161,263,281	$—		$—		$161,263,281
Short-Term Investments	228,001	—		—		228,001
Collateral For Securities On Loan	10,813,331	—		—		10,813,331
Total Investments	$172,304,613	$—		$—		$172,304,613

SA Worldwide Moderate Growth Fund (a)
Mutual Funds	$2,155,414	$—		$—		$2,155,414
Total Investments	$2,155,414	$—		$—		$2,155,414

*	The end of period timing recognition is used for transfers between levels of the Fund's assets and liabilities.
†	Includes one or more securities which are valued at zero.
(a)	For the period ended September 30, 2015, there was no transfer activity between Level 1 and Level 2.
(b)	U.S. Core Market Fund and U.S. Small Company Fund common stocks valued at $11,286 and $14,499, respectively was transferred from Level 2 to Level 3 during the period ended September 30, 2015.
(c)	SA International Value Fund and SA Emerging Markets Value Fund commons stocks valued at $1,119,932 and $244,001, respectively was transferred from Level 1 to Level 2 for the period ended September 30, 2015.
(d)	Common stocks valued at $221,252 were transferred from Level 2 to Level 1 for the period ended September 30, 2015.
(e)	Common stocks valued at $26,271 were transferred from Level 3 to Level 2 for the period ended September 30, 2015.

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
P.L.C.	Public Limited Company

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities that have generally been fair value factored. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2015
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$3,183,775,519
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	2,059,952,092
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	1,985,338,584
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	957,210,405
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company	567,130,990
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $8,471,347,974)	8,753,407,590
TOTAL INVESTMENTS — (100.0%) (Cost $8,471,347,974)^^	$8,753,407,590

INTERNATIONAL SMALL COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of September 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$8,753,407,590	—	—	$8,753,407,590
TOTAL	$8,753,407,590	—	—	$8,753,407,590

Organization

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. At September 30, 2015, the Fund consists of eighty-one operational portfolios, of which, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors Inc. (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which invests in five series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments. Its investments reflect its proportionate interest in the net assets of the corresponding Master Funds. These valuations are classified as Level 1 in the hierarchy.

The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolio's investments by each major security type is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Federal Tax Cost

At September 30, 2015, the total cost of securities for federal income tax purposes was $8,406,906,271.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2015
(Unaudited)

		Shares	Value††
COMMON STOCKS — (87.7%)
Consumer Discretionary — (18.2%)
	Accordia Golf Co., Ltd.	350,289	$3,165,514
	Adastria Co., Ltd.	97,320	5,830,150
	Aeon Fantasy Co., Ltd.	54,232	705,212
*	AGORA Hospitality Group Co., Ltd.	591,000	192,539
	Ahresty Corp.	123,400	727,007
*	Aigan Co., Ltd.	95,200	202,381
	Aisan Industry Co., Ltd.	201,800	1,851,713
	Akebono Brake Industry Co., Ltd.	436,100	1,384,871
	Alpen Co., Ltd.	109,300	1,743,407
	Alpha Corp.	30,400	297,693
	Alpine Electronics, Inc.	277,500	3,041,203
	Amiyaki Tei Co., Ltd.	23,800	934,204
	Amuse, Inc.	25,799	1,121,687
*	Anrakutei Co., Ltd.	22,000	80,272
	AOI Pro, Inc.	44,800	327,749
	AOKI Holdings, Inc.	268,400	3,260,789
	Aoyama Trading Co., Ltd.	307,000	10,828,866
	Arata Corp.	20,400	469,251
	Arcland Sakamoto Co., Ltd.	88,100	1,896,565
	ARCLAND SERVICE Co., Ltd.	4,200	170,078
	Asahi Broadcasting Corp.	21,200	137,875
	Asahi Co., Ltd.	92,300	1,005,922
	Asante, Inc.	6,900	82,596
	Asatsu-DK, Inc.	198,500	4,466,107
	Ashimori Industry Co., Ltd.	310,000	470,661
	Atom Corp.	240,800	1,302,169
	Atsugi Co., Ltd.	743,000	670,905
	Autobacs Seven Co., Ltd.	398,500	6,616,736
	Avex Group Holdings, Inc.	237,300	2,696,567
	Belluna Co., Ltd.	246,500	1,347,500
	Best Denki Co., Ltd.	370,800	381,113
	Bic Camera, Inc.	483,600	4,206,938
	Bookoff Corp.	63,300	476,273
	Broccoli Co., Ltd.	22,000	72,794
	BRONCO BILLY Co., Ltd.	42,500	892,896
	Calsonic Kansei Corp.	1,015,000	7,621,938
	Can Do Co., Ltd.	63,500	808,246
	Central Sports Co., Ltd.	31,800	611,986
	CHIMNEY Co., Ltd.	26,600	605,927
	Chiyoda Co., Ltd.	132,500	4,251,425
	Chofu Seisakusho Co., Ltd.	83,800	1,635,248
	Chori Co., Ltd.	71,800	1,041,824
	Chuo Spring Co., Ltd.	196,000	465,285
	Clarion Co., Ltd.	782,000	2,473,960
	Cleanup Corp.	129,700	950,060
	Colowide Co., Ltd.	347,000	4,870,950
	Corona Corp.	80,100	727,316
	Cross Plus, Inc.	22,000	126,418
	DA Consortium, Inc.	144,000	503,190
	Daido Metal Co., Ltd.	184,600	1,538,149
	Daidoh, Ltd.	137,200	558,186

Daiichikosho Co., Ltd.	189,100	$6,702,517
Daikoku Denki Co., Ltd.	43,400	586,140
Dainichi Co., Ltd.	49,300	295,585
Daisyo Corp.	47,200	551,180
DCM Holdings Co., Ltd.	530,600	3,880,002
Descente, Ltd.	247,000	3,499,733
Doshisha Co., Ltd.	141,100	2,589,179
Doutor Nichires Holdings Co., Ltd.	184,486	2,827,297
Dunlop Sports Co., Ltd.	75,300	705,730
Dynic Corp.	174,000	233,090
Eagle Industry Co., Ltd.	147,200	2,634,031
EDION Corp.	513,900	3,527,354
Exedy Corp.	193,000	4,281,757
F-Tech, Inc.	32,100	275,856
FCC Co., Ltd.	209,700	3,364,903
Fields Corp.	67,800	921,359
Fine Sinter Co., Ltd.	49,000	130,323
First Juken Co., Ltd.	19,600	219,045
Foster Electric Co., Ltd.	130,500	2,611,295
France Bed Holdings Co., Ltd.	138,200	977,758
FTGroup Co., Ltd.	56,700	304,512
Fuji Co., Ltd.	109,900	2,625,462
Fuji Corp., Ltd.	131,000	736,305
Fuji Kiko Co., Ltd.	144,000	569,784
Fuji Kyuko Co., Ltd.	214,000	2,000,445
Fuji Oozx, Inc.	6,000	22,997
Fujibo Holdings, Inc.	742,000	1,387,441
Fujikura Rubber, Ltd.	80,200	354,341
Fujishoji Co., Ltd.	34,400	371,376
Fujita Kanko, Inc.	134,000	460,742
Fujitsu General, Ltd.	370,000	4,035,830
FuKoKu Co., Ltd.	40,800	327,818
Funai Electric Co., Ltd.	39,800	368,323
Furukawa Battery Co., Ltd. (The)	95,000	568,814
Futaba Industrial Co., Ltd.	320,000	1,155,969
G-7 Holdings, Inc.	29,200	440,699
G-Tekt Corp.	100,000	1,139,909
Gakken Holdings Co., Ltd.	313,000	603,307
Genki Sushi Co., Ltd.	9,700	156,942
Geo Holdings Corp.	213,200	3,406,763
GLOBERIDE, Inc.	62,300	730,404
Goldwin, Inc.	29,800	1,343,477
Gourmet Kineya Co., Ltd.	85,000	658,065
GSI Creos Corp.	335,000	303,031
Gulliver International Co., Ltd.	387,900	3,552,857
Gunze, Ltd.	1,080,000	3,267,017
H-One Co., Ltd.	67,500	358,153
Hagihara Industries, Inc.	26,600	429,271
Hakuyosha Co., Ltd.	65,000	142,275
Happinet Corp.	93,800	912,281
Hard Off Corp. Co., Ltd.	55,700	729,291
Haruyama Trading Co., Ltd.	47,900	283,297
Heiwa Corp.	52,900	907,262

	HI-LEX Corp.	56,000	$1,642,433
	Hiday Hidaka Corp.	74,956	1,899,490
	Higashi Nihon House Co., Ltd.	229,200	967,122
	Himaraya Co., Ltd.	35,900	304,251
	Hiramatsu, Inc.	160,700	848,403
	Honeys Co., Ltd.	106,040	893,722
	Hoosiers Holdings	181,100	676,496
	Ichibanya Co., Ltd.	47,200	2,147,611
	Ichikoh Industries, Ltd.	286,000	458,375
	IJT Technology Holdings Co., Ltd.	124,680	375,304
	Ikyu Corp.	118,800	2,590,436
	Imasen Electric Industrial	89,600	768,844
	Imperial Hotel, Ltd.	13,000	262,745
	Intage Holdings, Inc.	84,800	1,210,328
*	Izuhakone Railway Co., Ltd.	300	—
*	Izutsuya Co., Ltd.	617,000	335,876
*	Janome Sewing Machine Co., Ltd.	106,400	736,805
	Japan Vilene Co., Ltd.	114,000	1,133,367
	Japan Wool Textile Co., Ltd. (The)	343,000	2,887,011
	Jin Co., Ltd.	80,000	3,756,781
	Joban Kosan Co., Ltd.	342,000	431,365
	Joshin Denki Co., Ltd.	205,000	1,590,680
	JP-Holdings, Inc.	298,800	859,289
	JVC Kenwood Corp.	932,030	2,091,386
	K's Holdings Corp.	182,200	5,718,779
*	Kadokawa Dwango	246,233	3,269,062
*	Kappa Create Holdings Co., Ltd.	36,400	374,162
	Kasai Kogyo Co., Ltd.	138,300	1,546,105
	Kawai Musical Instruments Manufacturing Co., Ltd.	45,200	772,979
	Keihin Corp.	267,500	3,788,205
	Keiyo Co., Ltd.	176,200	754,539
	KFC Holdings Japan, Ltd.	75,000	1,409,200
*	Kintetsu Department Store Co., Ltd.	169,000	443,180
	Kinugawa Rubber Industrial Co., Ltd.	282,000	1,400,913
	Kitamura Co., Ltd.	2,000	12,533
*	KNT-CT Holdings Co., Ltd.	643,000	1,315,220
	Kohnan Shoji Co., Ltd.	188,500	2,377,737
	Kojima Co., Ltd.	162,600	411,152
	Komatsu Seiren Co., Ltd.	134,400	712,677
	Komehyo Co., Ltd.	14,600	349,291
	Komeri Co., Ltd.	191,400	4,143,079
	Konaka Co., Ltd.	122,460	630,230
	Koshidaka Holdings Co., Ltd.	50,000	1,078,197
	Kourakuen Holdings Corp.	39,800	495,152
	KU Holdings Co., Ltd.	132,600	898,848
	Kura Corp.	69,200	2,195,147
	Kurabo Industries, Ltd.	1,276,000	2,268,140
	Kuraudia Co., Ltd.	2,500	11,020
	KYB Co., Ltd.	1,140,000	3,013,614
	Kyoritsu Maintenance Co., Ltd.	70,831	4,558,808
	Kyoto Kimono Yuzen Co., Ltd.	42,900	358,175
	LEC, Inc.	41,600	465,685
	Look, Inc.	228,000	335,708

	Mamiya-Op Co., Ltd.	322,000	$417,979
	Mars Engineering Corp.	49,100	826,116
*	Maruei Department Store Co., Ltd.	17,000	15,070
*	Maruzen CHI Holdings Co., Ltd.	29,800	90,516
	Matsuya Co., Ltd.	49,000	708,757
	Matsuya Foods Co., Ltd.	48,000	921,713
	Meiko Network Japan Co., Ltd.	126,400	1,380,893
	Meiwa Estate Co., Ltd.	56,900	240,874
	Mikuni Corp.	118,000	440,997
	Misawa Homes Co., Ltd.	164,000	993,441
	Mitsuba Corp.	208,690	2,798,359
	Mitsui Home Co., Ltd.	165,000	825,042
	Mizuno Corp.	582,000	2,647,742
	Monogatari Corp. (The)	25,700	1,003,488
*	Mr Max Corp.	119,000	306,593
	Murakami Corp.	11,000	200,089
	Musashi Seimitsu Industry Co., Ltd.	129,900	2,275,149
	Nafco Co., Ltd.	33,300	476,977
	Nagawa Co., Ltd.	9,700	291,436
*	Naigai Co., Ltd.	1,409,000	683,658
	Nakayamafuku Co., Ltd.	9,500	61,871
	Next Co., Ltd.	282,000	2,230,564
	Nexyz Corp.	11,900	87,314
	Nice Holdings, Inc.	447,000	602,658
	Nifco, Inc.	287,200	9,815,452
	Nihon Eslead Corp.	33,900	321,814
	Nihon Plast Co., Ltd.	39,000	226,032
	Nihon Tokushu Toryo Co., Ltd.	60,000	474,671
	Nippon Felt Co., Ltd.	58,200	237,465
	Nippon Piston Ring Co., Ltd.	48,600	718,242
	Nippon Seiki Co., Ltd.	218,400	4,234,400
	Nishikawa Rubber Co., Ltd.	15,000	219,559
	Nishimatsuya Chain Co., Ltd.	244,500	2,264,103
	Nissan Shatai Co., Ltd.	27,600	305,321
	Nissan Tokyo Sales Holdings Co., Ltd.	216,800	553,524
	Nissei Build Kogyo Co., Ltd.	329,000	1,020,958
*	Nissen Holdings Co., Ltd.	59,900	101,216
	Nissin Kogyo Co., Ltd.	223,700	3,351,233
	Nittan Valve Co., Ltd.	82,800	284,483
	Nojima Corp.	82,200	907,948
	Ohashi Technica, Inc.	35,700	376,621
	Ohsho Food Service Corp.	70,500	2,333,793
	Onward Holdings Co., Ltd.	736,000	4,352,170
	Ootoya Holdings Co., Ltd.	1,400	21,862
	OPT Holding, Inc.	79,200	375,653
	Otsuka Kagu, Ltd.	38,600	490,602
	Pacific Industrial Co., Ltd.	239,600	2,394,300
	Pal Co., Ltd.	69,600	2,015,658
	PALTAC Corp.	195,534	3,534,502
	PanaHome Corp.	496,200	3,226,750
	Parco Co., Ltd.	114,700	918,578
	Paris Miki Holdings, Inc.	151,200	574,980
	PC Depot Corp.	10,300	81,522

	PIA Corp.	11,600	$198,935
	Piolax, Inc.	56,700	2,602,159
*	Pioneer Corp.	1,926,100	4,185,321
	Plenus Co., Ltd.	133,800	2,066,845
	Press Kogyo Co., Ltd.	598,000	2,285,477
	Pressance Corp.	39,600	1,547,616
	Proto Corp.	63,000	788,614
	Renaissance, Inc.	58,600	594,388
*	Renown, Inc.	336,200	363,095
	Resort Solution Co., Ltd.	175,000	399,511
	Rhythm Watch Co., Ltd.	578,000	778,958
	Riberesute Corp.	17,900	110,565
	Right On Co., Ltd.	87,425	709,863
	Riken Corp.	522,000	1,727,465
	Ringer Hut Co., Ltd.	84,600	1,827,640
*	Riso Kyoiku Co., Ltd.	77,400	150,315
	Round One Corp.	433,400	1,745,561
	Royal Holdings Co., Ltd.	179,200	3,067,654
	Sac's Bar Holdings, Inc.	101,450	1,735,192
	Saizeriya Co., Ltd.	189,400	4,293,398
	Sakai Ovex Co., Ltd.	367,000	581,588
	San Holdings, Inc.	15,400	196,169
	Sanden Holdings Corp.	686,000	2,137,261
	Sanei Architecture Planning Co., Ltd.	52,200	596,053
	Sangetsu Co., Ltd.	346,050	5,532,667
	Sanko Marketing Foods Co., Ltd.	27,800	211,084
	Sankyo Seiko Co., Ltd.	183,400	712,658
	Sanoh Industrial Co., Ltd.	136,500	812,787
	Sanyo Electric Railway Co., Ltd.	195,000	763,952
	Sanyo Housing Nagoya Co., Ltd.	37,500	333,407
	Sanyo Shokai, Ltd.	669,000	2,019,320
	Sato Restaurant Systems Co., Ltd.	85,100	585,095
	Scroll Corp.	166,300	571,030
	Seiko Holdings Corp.	1,031,407	5,997,514
	Seiren Co., Ltd.	292,400	3,245,588
	Senshukai Co., Ltd.	182,900	1,143,422
	Septeni Holdings Co., Ltd.	74,000	1,327,224
	Seria Co., Ltd.	118,300	5,837,604
	Shidax Corp.	93,300	389,241
	Shikibo, Ltd.	779,000	775,388
	Shimachu Co., Ltd.	297,200	6,511,314
	Shimojima Co., Ltd.	25,900	221,331
	Shiroki Corp.	285,000	695,295
	Shobunsha Publications, Inc.	265,800	1,531,594
	Shochiku Co., Ltd.	163,000	1,371,793
	Shoei Co., Ltd.	8,600	128,645
	Showa Corp.	317,500	2,531,465
	SKY Perfect JSAT Holdings, Inc.	23,100	108,587
	SNT Corp.	86,200	397,458
	Soft99 Corp.	68,600	437,059
	Sotoh Co., Ltd.	41,400	345,693
	SPK Corp.	19,800	363,526
	St Marc Holdings Co., Ltd.	97,600	2,981,610

	Starts Corp., Inc.	162,200	$2,511,318
	Step Co., Ltd.	40,700	342,135
	Studio Alice Co., Ltd.	61,300	1,185,566
	Suminoe Textile Co., Ltd.	332,000	941,095
	Sumitomo Forestry Co., Ltd.	281,266	3,150,484
	Sumitomo Riko Co., Ltd.	231,500	2,018,663
	Suncall Corp.	27,000	137,902
	T RAD Co., Ltd.	412,000	647,568
	T-Gaia Corp.	178,300	2,778,056
	Tachi-S Co., Ltd.	162,840	2,121,588
	Tachikawa Corp.	50,800	346,461
	Taiho Kogyo Co., Ltd.	98,200	1,055,936
	Takamatsu Construction Group Co., Ltd.	80,000	1,694,974
*	Takata Corp.	168,000	1,845,815
	Take And Give Needs Co., Ltd.	54,070	299,973
	Takihyo Co., Ltd.	76,000	277,428
	Tama Home Co., Ltd.	95,900	361,726
	Tamron Co., Ltd.	108,300	1,978,371
*	TASAKI & Co., Ltd.	20,400	228,530
	TBK Co., Ltd.	115,600	431,520
*	Ten Allied Co., Ltd.	19,100	59,923
	Tigers Polymer Corp.	50,600	275,622
	Toa Corp.	138,500	1,250,268
	Toabo Corp.	54,799	281,598
	Toei Animation Co., Ltd.	20,700	775,251
	Toei Co., Ltd.	409,000	3,218,412
	Tohokushinsha Film Corp.	22,500	165,643
	Tokai Rika Co., Ltd.	140,800	2,907,088
	Token Corp.	46,650	3,508,259
	Tokyo Dome Corp.	1,194,200	5,226,653
	Tokyo Individualized Educational Institute, Inc.	82,100	400,303
	Tokyotokeiba Co., Ltd.	608,000	1,456,737
	Tokyu Recreation Co., Ltd.	79,000	487,105
	Tomy Co., Ltd.	374,293	1,828,597
	Topre Corp.	229,900	4,438,816
	Toridoll.corp	146,300	1,738,955
	Tosho Co., Ltd.	43,800	1,091,448
	Tow Co., Ltd.	26,700	170,445
	TPR Co., Ltd.	131,000	2,988,739
	TS Tech Co., Ltd.	161,700	4,410,305
	TSI Holdings Co., Ltd.	430,795	3,119,014
	Tsukada Global Holdings, Inc.	109,400	671,163
	Tsukamoto Corp. Co., Ltd.	190,000	195,621
	Tsutsumi Jewelry Co., Ltd.	47,200	971,030
	Tv Tokyo Holdings Corp.	33,700	571,594
	Tyo, Inc.	329,800	517,895
	U-Shin, Ltd.	126,900	871,090
	Umenohana Co., Ltd.	1,000	21,309
	Unipres Corp.	230,700	4,393,465
	United Arrows, Ltd.	138,400	5,712,522
*	Unitika, Ltd.	3,247,000	1,549,952
	Universal Entertainment Corp.	90,900	1,603,624
*	Usen Corp.	750,180	1,877,154

	Village Vanguard Co., Ltd.	32,100	$436,873
	VT Holdings Co., Ltd.	493,000	2,967,530
	Wacoal Holdings Corp.	675,000	8,076,327
*	WATAMI Co., Ltd.	134,200	1,042,126
	West Holdings Corp.	96,800	500,745
	Workman Co., Ltd.	900	54,770
	Wowow, Inc.	51,000	1,391,754
	Xebio Co., Ltd.	156,500	2,807,901
	Yachiyo Industry Co., Ltd.	21,400	165,583
	Yamato International, Inc.	8,200	26,442
	Yellow Hat, Ltd.	92,700	2,008,883
	Yomiuri Land Co., Ltd.	247,000	798,007
	Yondoshi Holdings, Inc.	111,420	2,712,542
	Yonex Co., Ltd.	21,000	521,677
	Yorozu Corp.	110,100	2,253,305
	Yoshinoya Holdings Co., Ltd.	323,100	4,194,540
	Yutaka Giken Co., Ltd.	3,100	58,352
	Zenrin Co., Ltd.	156,300	2,108,532
	Zensho Holdings Co., Ltd.	674,700	6,295,521
	Zojirushi Corp.	188,000	2,707,213
Total Consumer Discretionary			514,365,596

Consumer Staples — (8.6%)
	Aderans Co., Ltd.	130,800	1,040,932
	Aeon Hokkaido Corp.	324,100	1,384,838
	Ain Pharmaciez, Inc.	138,400	7,064,126
	Arcs Co., Ltd.	195,000	3,672,820
	Ariake Japan Co., Ltd.	86,100	3,374,534
	Artnature, Inc.	96,200	967,712
	Axial Retailing Inc.	87,000	2,856,574
	Belc Co., Ltd.	59,100	2,016,386
	C'BON Cosmetics Co., Ltd.	2,400	50,861
	Cawachi, Ltd.	88,000	1,443,124
	Chubu Shiryo Co., Ltd.	114,700	1,003,451
	Chuo Gyorui Co., Ltd.	93,000	202,711
	Coca-Cola West Co., Ltd.	268,200	5,228,579
	Cocokara fine, Inc.	105,760	3,900,232
	CREATE SD HOLDINGS Co., Ltd.	54,800	3,008,204
	Daikokutenbussan Co., Ltd.	35,800	1,229,913
	Dr Ci:Labo Co., Ltd.	165,600	3,121,347
	Dydo Drinco, Inc.	42,700	1,817,184
	Earth Chemical Co., Ltd.	77,200	2,936,992
	Eco's Co., Ltd.	3,500	34,823
	Fancl Corp.	183,500	2,634,841
	Feed One Holdings Co., Ltd.	812,440	974,815
*	First Baking Co., Ltd.	183,000	171,403
	Fuji Oil Co., Ltd.	358,400	4,654,425
	Fujicco Co., Ltd.	120,600	2,449,283
*	Fujiya Co., Ltd.	26,000	41,445
	Genky Stores, Inc.	23,600	1,141,529
	Hagoromo Foods Corp.	39,000	378,179
*	Hayashikane Sangyo Co., Ltd.	166,000	181,128
	Heiwado Co., Ltd.	182,000	3,988,152

Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	$426,382
Hokuto Corp.	131,300	2,366,262
House Foods Group, Inc.	87,800	1,484,885
Inageya Co., Ltd.	175,100	1,778,525
Ito En, Ltd.	54,800	1,146,640
Itochu-Shokuhin Co., Ltd.	26,600	873,658
Itoham Foods, Inc.	858,800	4,664,212
J-Oil Mills, Inc.	580,000	1,663,086
Kakiyasu Honten Co., Ltd.	27,100	418,303
Kameda Seika Co., Ltd.	72,000	3,006,853
Kaneko Seeds Co., Ltd.	2,200	18,417
Kansai Super Market, Ltd.	18,300	123,051
Kato Sangyo Co., Ltd.	117,200	2,542,584
Kenko Mayonnaise Co., Ltd.	50,300	652,531
KEY Coffee, Inc.	109,700	1,855,173
Kirindo Holdings Co., Ltd.	29,300	292,546
Kobe Bussan Co., Ltd.	35,300	3,200,219
Kotobuki Spirits Co., Ltd.	30,400	999,655
Kusuri No Aoki Co., Ltd.	97,600	5,160,655
Kyokuyo Co., Ltd.	576,000	1,261,440
Life Corp.	178,200	5,076,422
Lion Corp.	361,000	3,173,080
Mandom Corp.	104,400	3,415,107
Marudai Food Co., Ltd.	632,000	2,488,755
Maruha Nichiro Corp.	225,007	3,232,506
Matsumotokiyoshi Holdings Co., Ltd.	41,300	1,832,297
Maxvalu Nishinihon Co., Ltd.	5,600	75,052
Maxvalu Tokai Co., Ltd.	54,200	797,520
Medical System Network Co., Ltd.	78,200	429,675
Megmilk Snow Brand Co., Ltd.	258,500	4,953,511
Meito Sangyo Co., Ltd.	52,200	571,849
Milbon Co., Ltd.	70,076	2,322,622
Ministop Co., Ltd.	88,100	2,001,460
Mitsubishi Shokuhin Co., Ltd.	85,300	1,947,483
Mitsui Sugar Co., Ltd.	533,850	2,223,475
Miyoshi Oil & Fat Co., Ltd.	379,000	412,850
Morinaga & Co., Ltd.	1,134,000	5,589,030
Morinaga Milk Industry Co., Ltd.	1,134,000	4,715,248
Morozoff, Ltd.	154,000	516,136
Nagatanien Co., Ltd.	131,000	1,158,260
Nakamuraya Co., Ltd.	184,000	679,166
Natori Co., Ltd.	27,800	338,033
Nichimo Co., Ltd.	170,000	317,660
Nichirei Corp.	1,501,000	9,402,936
Nihon Chouzai Co., Ltd.	30,960	1,238,994
Niitaka Co., Ltd.	2,060	25,596
Nippon Beet Sugar Manufacturing Co., Ltd.	608,000	975,444
Nippon Flour Mills Co., Ltd.	709,000	4,427,764
Nippon Suisan Kaisha, Ltd.	1,480,200	4,418,541
Nisshin Oillio Group, Ltd. (The)	679,000	2,460,848
Nissin Sugar Co., Ltd.	19,000	424,645
Nitto Fuji Flour Milling Co., Ltd.	64,000	173,598
Noevir Holdings Co., Ltd.	61,300	1,326,958

Oenon Holdings, Inc.	307,000	$541,368
OIE Sangyo Co., Ltd.	20,900	151,351
Okuwa Co., Ltd.	117,000	962,188
Olympic Group Corp.	63,100	303,197
OUG Holdings, Inc.	29,000	58,878
Prima Meat Packers, Ltd.	859,000	2,297,135
Qol Co., Ltd.	52,600	754,900
Riken Vitamin Co., Ltd.	75,400	2,388,338
Rock Field Co., Ltd.	58,800	1,354,535
Rokko Butter Co., Ltd.	45,600	701,114
S Foods, Inc.	75,562	1,517,947
S&B Foods, Inc.	499	20,242
Sakata Seed Corp.	182,600	3,013,044
San-A Co., Ltd.	98,700	4,336,429
Sapporo Holdings, Ltd.	1,981,000	7,731,626
Shoei Foods Corp.	45,700	495,836
Showa Sangyo Co., Ltd.	514,000	1,996,692
Sogo Medical Co., Ltd.	55,800	1,761,901
ST Corp.	80,200	675,067
Starzen Co., Ltd.	36,600	958,826
Takara Holdings, Inc.	980,300	5,892,614
Tobu Store Co., Ltd.	190,000	474,241
Toho Co., Ltd.	42,400	704,688
Tohto Suisan Co., Ltd.	173,000	270,349
Torigoe Co., Ltd. (The)	80,300	494,211
Toyo Sugar Refining Co., Ltd.	157,000	144,483
United Super Markets Holdings, Inc.	248,100	2,090,405
UNY Group Holdings Co., Ltd.	1,468,300	9,237,902
Valor Co., Ltd.	212,100	5,316,574
Warabeya Nichiyo Co., Ltd.	83,460	1,452,495
Welcia Holdings Co., Ltd.	92,100	4,465,988
Yaizu Suisankagaku Industry Co., Ltd.	46,100	378,751
Yamatane Corp.	520,000	775,347
Yamaya Corp.	25,600	526,023
Yaoko Co., Ltd.	102,800	4,646,715
Yokohama Reito Co., Ltd.	263,000	2,073,611
Yomeishu Seizo Co., Ltd.	48,500	752,315
Yonekyu Corp.	28,100	548,584
Yuasa Funashoku Co., Ltd.	121,000	331,552
Yutaka Foods Corp.	6,000	94,945
Total Consumer Staples		242,740,548

Energy — (0.9%)
BP Castrol K.K.	64,600	641,746
* Cosmo Oil Co., Ltd.	3,455,000	4,723,211
Fuji Kosan Co., Ltd.	33,100	134,284
Fuji Oil Co., Ltd.	284,800	829,876
Itochu Enex Co., Ltd.	302,200	2,293,223
Japan Drilling Co., Ltd.	34,800	742,496
Japan Oil Transportation Co., Ltd.	84,000	158,759
Mitsuuroko Group Holdings Co., Ltd.	184,800	848,860
Modec, Inc.	89,200	1,085,861
Nippon Coke & Engineering Co., Ltd.	1,357,900	1,146,978

Nippon Gas Co., Ltd.	192,600	$5,482,894
Nippon Seiro Co., Ltd.	64,000	127,654
Sala Corp.	124,900	566,671
San-Ai Oil Co., Ltd.	310,000	2,119,646
Shinko Plantech Co., Ltd.	237,200	1,931,669
Sinanen Co., Ltd.	260,000	963,262
Toa Oil Co., Ltd.	415,000	500,269
Toyo Kanetsu K.K.	624,000	992,997
Total Energy		25,290,356

Financials — (11.0%)
Aichi Bank, Ltd. (The)	52,700	3,027,801
Airport Facilities Co., Ltd.	132,770	605,223
Aizawa Securities Co., Ltd.	154,900	940,738
Akita Bank, Ltd. (The)	1,112,400	3,567,687
Anabuki Kosan, Inc.	22,000	43,038
Aomori Bank, Ltd. (The)	1,186,000	3,816,249
Ardepro Co., Ltd.	165,700	136,220
Asax Co., Ltd.	1,700	20,744
Ashikaga Holdings Co., Ltd.	87,100	363,875
Awa Bank, Ltd. (The)	1,173,000	6,762,856
Bank of Iwate, Ltd. (The)	102,100	4,629,574
Bank of Kochi, Ltd. (The)	279,000	320,263
Bank of Nagoya, Ltd. (The)	1,007,297	3,870,616
Bank of Okinawa, Ltd. (The)	110,800	4,582,679
Bank of Saga, Ltd. (The)	802,000	1,829,578
Bank of the Ryukyus, Ltd.	227,380	3,344,657
Chiba Kogyo Bank, Ltd. (The)	236,900	1,320,614
Chukyo Bank, Ltd. (The)	682,000	1,401,856
Daibiru Corp.	303,600	2,363,393
Daiichi Commodities Co., Ltd.	13,700	46,818
Daikyo, Inc.	1,904,000	3,225,651
Daisan Bank, Ltd. (The)	855,000	1,281,012
Daishi Bank, Ltd. (The)	2,003,000	9,421,730
Daito Bank, Ltd. (The)	873,000	1,189,554
Dream Incubator, Inc.	8,000	133,431
DSB Co, Ltd.	55,800	501,227
eGuarantee, Inc.	9,200	172,505
Ehime Bank, Ltd. (The)	938,000	1,946,857
Eighteenth Bank, Ltd. (The)	1,068,000	3,299,795
FIDEA Holdings Co., Ltd.	874,800	1,754,121
Financial Products Group Co., Ltd.	403,200	2,916,356
Fukui Bank, Ltd. (The)	1,301,000	2,673,196
Fukushima Bank, Ltd. (The)	1,421,000	1,070,909
Fuyo General Lease Co., Ltd.	81,700	3,138,634
GCA Savvian Corp.	89,900	1,124,852
Goldcrest Co., Ltd.	101,790	1,894,353
Grandy House Corp.	14,200	43,384
Heiwa Real Estate Co., Ltd.	248,700	2,665,889
Higashi-Nippon Bank, Ltd. (The)	869,000	2,854,606
* Higo Bank, Ltd. (The)	1,124,000	8,226,333
Hokkoku Bank, Ltd. (The)	1,742,000	7,067,980
Hokuetsu Bank, Ltd. (The)	1,300,000	2,646,448

	Hyakugo Bank, Ltd. (The)	1,491,609	$7,191,903
	Hyakujushi Bank, Ltd. (The)	1,509,000	5,444,493
	IBJ Leasing Co., Ltd.	63,100	1,230,318
	Ichiyoshi Securities Co., Ltd.	227,800	1,978,443
	Iwai Cosmo Holdings, Inc.	118,200	1,352,324
	Japan Property Management Center Co., Ltd.	12,100	122,560
	Jimoto Holdings, Inc.	508,400	877,804
	Juroku Bank, Ltd. (The)	2,002,000	8,768,064
	kabu.com Securities Co., Ltd.	1,026,600	3,331,066
	Kabuki-Za Co., Ltd.	36,000	1,476,110
*	Kagoshima Bank, Ltd. (The)	962,000	7,738,340
	Kansai Urban Banking Corp.	149,200	1,731,025
	Keihanshin Building Co., Ltd.	195,400	1,114,040
	Keiyo Bank, Ltd. (The)	1,418,000	7,542,708
	Kenedix, Inc.	1,201,100	3,999,677
	Kita-Nippon Bank, Ltd. (The)	49,506	1,359,961
	Kiyo Bank, Ltd. (The)	371,490	5,964,230
	Kyokuto Securities Co., Ltd.	125,600	1,683,578
	Land Business Co., Ltd.	59,500	182,248
*	Leopalace21 Corp.	1,960,700	9,149,093
*	LIFENET INSURANCE Co.	35,700	116,935
	Marusan Securities Co., Ltd.	177,000	1,797,950
	Michinoku Bank, Ltd. (The)	840,000	1,452,188
	Mie Bank, Ltd. (The)	523,000	1,160,645
	Minato Bank, Ltd. (The)	1,084,000	1,933,209
	Mito Securities Co., Ltd.	338,500	1,117,261
	Miyazaki Bank, Ltd. (The)	931,000	3,155,438
	Monex Group, Inc.	1,054,800	2,602,141
	Money Partners Group Co., Ltd.	33,400	101,354
	Musashino Bank, Ltd. (The)	198,700	7,178,501
	Nagano Bank, Ltd. (The)	512,000	848,100
	Nanto Bank, Ltd. (The)	1,170,000	3,698,608
*	New Real Property K.K.	43,900	—
	Nishi-Nippon City Bank, Ltd. (The)	106,000	291,267
	Nisshin Fudosan Co.	186,100	587,346
	North Pacific Bank, Ltd.	2,025,300	8,029,144
	OAK Capital Corp.	55,400	106,334
	Ogaki Kyoritsu Bank, Ltd. (The)	1,955,000	7,702,654
	Oita Bank, Ltd. (The)	1,014,900	4,220,251
	Okasan Securities Group, Inc.	106,000	639,880
	Open House Co., Ltd.	121,700	1,883,300
	Pocket Card Co., Ltd.	11,200	55,622
	Raysum Co., Ltd.	37,800	336,461
	Relo Holdings, Inc.	62,900	6,161,931
	Ricoh Leasing Co., Ltd.	101,700	2,755,784
	SAMTY Co., Ltd.	76,900	700,120
	San-In Godo Bank, Ltd. (The)	957,000	9,367,781
	Sankyo Frontier Co., Ltd.	10,000	74,715
	Sawada Holdings Co., Ltd.	142,000	1,383,890
	Senshu Ikeda Holdings, Inc.	1,365,700	5,928,428
	Shiga Bank, Ltd. (The)	1,328,000	6,742,757
	Shikoku Bank, Ltd. (The)	1,210,000	2,566,171
	Shimane Bank, Ltd. (The)	16,600	199,153

Shimizu Bank, Ltd. (The)	48,000	$1,202,338
Shinoken Group Co., Ltd.	17,300	260,018
Sparx Group Co., Ltd.	564,000	1,369,485
Star Mica Co., Ltd.	4,200	50,432
Sumitomo Real Estate Sales Co., Ltd.	106,460	2,723,849
Sun Frontier Fudousan Co., Ltd.	138,500	1,048,405
Taiko Bank, Ltd. (The)	207,000	396,507
Takagi Securities Co., Ltd.	224,000	412,707
Takara Leben Co., Ltd.	541,300	2,658,524
TOC Co., Ltd.	366,450	2,570,943
Tochigi Bank, Ltd. (The)	724,000	3,976,906
Toho Bank, Ltd. (The)	1,313,200	4,862,726
Tohoku Bank, Ltd. (The)	588,000	737,080
Tokai Tokyo Financial Holdings, Inc.	301,300	1,794,489
Tokyo Rakutenchi Co., Ltd.	212,000	856,675
Tokyo Theatres Co., Inc.	468,000	516,562
Tokyo TY Financial Group, Inc.	150,338	4,699,204
Tomato Bank, Ltd.	484,000	688,049
TOMONY Holdings, Inc.	913,950	3,575,169
Tosei Corp.	201,700	1,300,759
Tottori Bank, Ltd. (The)	353,000	612,016
Towa Bank, Ltd. (The)	2,036,000	1,791,281
Toyo Securities Co., Ltd.	419,000	1,312,082
Tsukuba Bank, Ltd.	495,100	1,738,230
Unizo Holdings Co., Ltd.	69,100	2,906,426
Yamagata Bank, Ltd. (The)	854,500	3,417,865
Yamanashi Chuo Bank, Ltd. (The)	976,000	5,095,124
Total Financials		311,950,457

Health Care — (4.2%)
As One Corp.	86,768	2,645,788
Asahi Intecc Co., Ltd.	246,000	8,866,501
ASKA Pharmaceutical Co., Ltd.	131,300	1,426,756
Biofermin Pharmaceutical Co., Ltd.	10,500	294,003
BML, Inc.	68,300	1,901,349
CMIC Holdings Co., Ltd.	70,000	994,693
Create Medic Co., Ltd.	28,000	215,864
Daiken Medical Co., Ltd.	88,900	733,746
Daito Pharmaceutical Co., Ltd.	65,780	1,463,608
Eiken Chemical Co., Ltd.	73,500	1,254,911
EPS Holdings, Inc.	164,600	1,612,676
FALCO HOLDINGS Co., Ltd.	44,000	549,448
FINDEX, Inc.	88,500	654,623
Fuji Pharma Co., Ltd.	41,500	695,434
Fuso Pharmaceutical Industries, Ltd.	415,000	951,688
Hogy Medical Co., Ltd.	71,000	3,253,359
Iwaki & Co., Ltd.	154,000	296,185
Japan Medical Dynamic Marketing, Inc.	108,100	558,311
Jeol, Ltd.	483,000	2,770,570
JMS Co., Ltd.	157,000	363,181
Kawasumi Laboratories, Inc.	69,100	486,390
Kissei Pharmaceutical Co., Ltd.	59,100	1,348,253
KYORIN Holdings, Inc.	306,900	4,696,092

	Mani, Inc.	100,200	$1,946,716
	Message Co., Ltd.	84,600	1,758,818
	Mochida Pharmaceutical Co., Ltd.	76,699	4,443,169
	Nagaileben Co., Ltd.	51,200	947,348
	Nakanishi, Inc.	115,300	4,289,325
	ND Software Co., Ltd.	5,200	55,718
	Nichi-iko Pharmaceutical Co., Ltd.	264,250	6,958,435
	Nichii Gakkan Co.	284,300	1,974,779
	Nihon Kohden Corp.	115,600	1,916,194
	Nikkiso Co., Ltd.	361,500	2,418,450
	Nippon Chemiphar Co., Ltd.	175,000	819,627
	Nipro Corp.	702,100	7,214,527
	Nissui Pharmaceutical Co., Ltd.	67,400	733,799
	Paramount Bed Holdings Co., Ltd.	114,200	3,395,880
	Rion Co., Ltd.	42,300	631,191
	Rohto Pharmaceutical Co., Ltd.	499,200	7,661,912
	Seed Co., Ltd.	8,200	82,245
	Ship Healthcare Holdings, Inc.	279,700	6,030,482
	Shofu, Inc.	35,700	446,961
	Software Service, Inc.	17,400	684,244
	Taiko Pharmaceutical Co., Ltd.	64,600	919,739
	Techno Medica Co., Ltd.	25,700	530,811
	Toho Holdings Co., Ltd.	321,000	6,695,355
	Tokai Corp.	54,500	1,506,698
	Torii Pharmaceutical Co., Ltd.	65,500	1,537,063
	Towa Pharmaceutical Co., Ltd.	59,100	3,793,213
	Tsukui Corp.	180,900	1,738,769
	Tsumura & Co.	348,700	7,582,241
	Uchiyama Holdings Co., Ltd.	24,200	92,261
	Vital KSK Holdings, Inc.	193,400	1,306,672
	Wakamoto Pharmaceutical Co., Ltd.	107,000	237,251
	WIN-Partners Co., Ltd.	4,900	67,841
	ZERIA Pharmaceutical Co., Ltd.	100,699	1,243,284
Total Health Care			119,694,447

Industrials — (24.8%)
*	A&A Material Corp.	127,000	92,593
	Advan Co., Ltd.	170,000	1,311,299
	Advanex, Inc.	23,700	319,799
	Aeon Delight Co., Ltd.	107,400	3,101,700
	Aica Kogyo Co., Ltd.	314,300	6,288,208
	Aichi Corp.	171,500	965,098
	Aida Engineering, Ltd.	317,900	2,621,080
	AIT Corp.	10,000	77,684
	Alinco, Inc.	62,600	565,081
	Alps Logistics Co., Ltd.	49,300	559,623
	Altech Corp.	44,750	811,555
	Anest Iwata Corp.	168,200	1,104,035
*	Arrk Corp.	422,400	375,032
	Asahi Diamond Industrial Co., Ltd.	328,200	2,982,036
	Asahi Kogyosha Co., Ltd.	122,000	416,204
	Asanuma Corp.	487,000	1,347,175
*	Asia Growth Capital, Ltd.	389,900	502,534

	Asunaro Aoki Construction Co., Ltd.	145,500	$898,977
	Bando Chemical Industries, Ltd.	462,000	1,788,492
	Benefit One, Inc.	96,900	1,642,400
	Bunka Shutter Co., Ltd.	309,000	2,219,045
	Canare Electric Co., Ltd.	2,300	37,147
	Career Design Center Co., Ltd.	28,800	266,376
	Central Glass Co., Ltd.	1,214,000	5,305,689
	Central Security Patrols Co., Ltd.	40,700	495,144
	Chiyoda Integre Co., Ltd.	73,700	1,578,197
	Chudenko Corp.	110,500	2,146,830
	Chugai Ro Co., Ltd.	373,000	685,311
	CKD Corp.	341,900	2,825,465
	COMSYS Holdings Corp.	103,300	1,232,114
	Cosel Co., Ltd.	114,400	1,107,300
	CTI Engineering Co., Ltd.	72,300	732,335
	Dai-Dan Co., Ltd.	155,000	1,045,519
	Daido Kogyo Co., Ltd.	200,000	329,992
	Daifuku Co., Ltd.	579,400	7,960,670
	Daihatsu Diesel Manufacturing Co., Ltd.	84,000	525,940
	Daihen Corp.	620,000	2,937,262
	Daiho Corp.	405,000	1,703,304
	Daiichi Jitsugyo Co., Ltd.	251,000	1,206,678
	Daiseki Co., Ltd.	209,463	3,574,507
	Daiseki Eco. Solution Co., Ltd.	14,400	149,184
	Daisue Construction Co., Ltd.	33,700	210,551
	Daiwa Industries, Ltd.	173,000	1,182,150
*	Danto Holdings Corp.	165,000	283,992
	Denyo Co., Ltd.	85,300	1,352,422
	Dijet Industrial Co., Ltd.	88,000	117,839
	DMW Corp.	4,800	73,945
	Duskin Co., Ltd.	222,400	4,027,606
	Ebara Corp.	307,000	1,134,108
	Ebara Jitsugyo Co., Ltd.	40,200	469,859
	Eidai Co., Ltd.	115,000	394,611
	en-japan, Inc.	62,400	1,666,761
	Endo Lighting Corp.	60,200	622,218
*	Enshu, Ltd.	281,000	212,163
	Freund Corp.	9,900	94,013
	Fudo Tetra Corp.	1,040,800	1,388,292
	Fujikura, Ltd.	1,984,000	8,202,836
*	Fujisash Co., Ltd.	436,500	434,672
	Fujitec Co., Ltd.	436,800	3,816,256
	Fukuda Corp.	441,000	4,199,675
	Fukushima Industries Corp.	78,100	1,583,033
	Fukuyama Transporting Co., Ltd.	791,400	4,274,887
	FULLCAST Holdings Co., Ltd.	73,900	493,948
	Funai Soken Holdings Inc.	117,300	1,669,953
	Furukawa Co., Ltd.	1,665,000	3,519,572
	Furukawa Electric Co., Ltd.	4,806,000	7,565,896
	Furusato Industries, Ltd.	52,000	838,767
	Futaba Corp.	125,100	1,617,704
	Gecoss Corp.	109,200	939,607
	Glory, Ltd.	268,900	6,355,457

	GS Yuasa Corp.	974,000	$3,676,642
	Hamakyorex Co., Ltd.	84,400	1,521,311
	Hanwa Co., Ltd.	1,221,000	4,488,077
	Harmonic Drive Systems, Inc.	150,100	2,150,695
	Hazama Ando Corp.	1,082,400	6,923,735
	Hibiya Engineering, Ltd.	120,800	1,346,138
	Hirakawa Hewtech Corp.	900	9,444
	Hisaka Works, Ltd.	100,200	749,607
*	Hitachi Koki Co., Ltd.	311,600	2,175,942
	Hitachi Transport System, Ltd.	278,000	4,583,782
	Hitachi Zosen Corp.	991,379	5,147,357
	Hito Communications, Inc.	1,300	22,119
	Hokuetsu Industries Co., Ltd.	105,900	689,706
	Hokuriku Electrical Construction Co., Ltd.	23,000	194,458
	Hosokawa Micron Corp.	176,000	843,478
	Howa Machinery, Ltd.	72,100	409,644
	Ichiken Co., Ltd.	143,000	502,303
	Ichinen Holdings Co., Ltd.	114,200	985,068
	Idec Corp.	158,800	1,224,307
	Iino Kaiun Kaisha, Ltd.	521,100	2,364,291
	Inaba Denki Sangyo Co., Ltd.	138,700	4,185,002
	Inaba Seisakusho Co., Ltd.	49,700	512,234
	Inabata & Co., Ltd.	308,400	3,219,932
	Inui Global Logistics Co., Ltd.	71,880	489,640
	Iseki & Co., Ltd.	1,110,000	1,598,914
	Ishii Iron Works Co., Ltd.	110,000	170,176
	Itoki Corp.	213,800	1,360,466
	Iwasaki Electric Co., Ltd.	372,000	745,622
	Iwatani Corp.	1,087,000	6,170,360
	JAC Recruitment Co., Ltd.	7,400	53,451
	Jalux, Inc.	33,200	624,524
	Jamco Corp.	77,700	2,997,945
	Japan Foundation Engineering Co., Ltd.	119,500	575,147
	Japan Pulp & Paper Co., Ltd.	465,000	1,251,237
	Japan Steel Works, Ltd. (The)	1,992,000	6,311,416
	Japan Transcity Corp.	242,000	822,214
	JK Holdings Co., Ltd.	89,940	351,269
	Juki Corp.	183,600	1,967,764
	Kamei Corp.	148,700	1,391,840
	Kanaden Corp.	113,000	839,808
	Kanagawa Chuo Kotsu Co., Ltd.	190,000	1,049,191
	Kanamoto Co., Ltd.	171,600	3,087,788
	Kandenko Co., Ltd.	626,000	4,045,744
	Kanematsu Corp.	2,395,625	3,359,992
	Katakura Industries Co., Ltd.	136,100	1,454,515
	Kato Works Co., Ltd.	309,000	1,245,002
	KAWADA TECHNOLOGIES, Inc.	58,900	2,080,194
	Kawasaki Kinkai Kisen Kaisha, Ltd.	96,000	262,406
	Kawasaki Kisen Kaisha, Ltd.	1,405,000	3,089,102
	Keihin Co., Ltd.	249,000	365,543
*	KI Holdings Co., Ltd.	88,000	269,671
	Kimura Chemical Plants Co., Ltd.	39,900	160,992
	King Jim Co., Ltd.	13,000	88,226

*	Kinki Sharyo Co., Ltd. (The)	153,000	$453,350
	Kintetsu World Express, Inc.	155,600	2,744,276
	Kitagawa Iron Works Co., Ltd.	496,000	1,132,065
	Kitano Construction Corp.	259,000	681,088
	Kito Corp.	103,600	771,082
	Kitz Corp.	543,500	2,418,654
*	Kobe Electric Railway Co., Ltd.	29,000	84,275
	Kobelco Eco-Solutions Co., Ltd.	97,000	401,936
	Koike Sanso Kogyo Co., Ltd.	145,000	390,564
	Kokusai Co., Ltd.	40,400	535,509
	Kokuyo Co., Ltd.	527,825	5,604,717
	KOMAIHALTEC, Inc.	227,000	388,144
	Komatsu Wall Industry Co., Ltd.	40,000	682,244
	Komori Corp.	348,700	3,599,252
	Kondotec, Inc.	124,000	760,214
	Konoike Transport Co., Ltd.	70,600	878,386
	Kosaido Co., Ltd.	257,200	835,971
	KRS Corp.	36,200	734,380
	Kumagai Gumi Co., Ltd.	1,756,000	5,492,415
	Kuroda Electric Co., Ltd.	219,100	4,066,724
	Kyodo Printing Co., Ltd.	525,000	1,449,169
	Kyokuto Boeki Kaisha, Ltd.	58,000	107,410
	Kyokuto Kaihatsu Kogyo Co., Ltd.	204,200	2,042,794
	Kyoritsu Printing Co., Ltd.	105,300	269,601
	Kyowa Exeo Corp.	481,800	4,659,226
	Kyudenko Corp.	219,000	3,652,884
	Link And Motivation, Inc.	251,400	269,769
	Lonseal Corp.	116,000	134,287
	Maeda Corp.	821,000	5,992,034
	Maeda Kosen Co., Ltd.	102,300	797,674
	Maeda Road Construction Co., Ltd.	387,000	6,792,177
	Maezawa Industries, Inc.	35,700	113,553
	Maezawa Kasei Industries Co., Ltd.	45,600	393,621
	Maezawa Kyuso Industries Co., Ltd.	48,200	615,340
	Makino Milling Machine Co., Ltd.	655,000	4,110,275
	Marubeni Construction Material Lease Co., Ltd.	75,000	140,743
	Marufuji Sheet Piling Co., Ltd.	58,000	137,618
	Maruka Machinery Co., Ltd.	32,200	465,650
	Maruyama Manufacturing Co., Inc.	230,000	358,139
	Maruzen Co., Ltd.	46,000	387,978
	Maruzen Showa Unyu Co., Ltd.	300,000	1,053,266
	Matsuda Sangyo Co., Ltd.	81,082	873,422
	Matsui Construction Co., Ltd.	124,600	625,232
	Max Co., Ltd.	191,000	1,799,265
	Meidensha Corp.	1,171,050	3,484,586
	Meiji Shipping Co., Ltd.	111,000	487,409
	Meisei Industrial Co., Ltd.	251,000	1,097,076
	Meitec Corp.	181,300	6,323,836
*	Meito Transportation Co., Ltd.	22,000	124,978
	Meiwa Corp.	161,700	488,816
	Mesco, Inc.	22,000	162,351
	Mirait Holdings Corp.	380,085	3,447,170
	Mitani Corp.	68,200	1,612,506

	Mitsubishi Kakoki Kaisha, Ltd.	49,000	$112,503
	Mitsubishi Logistics Corp.	20,000	231,920
	Mitsubishi Nichiyu Forklift Co., Ltd.	159,600	629,018
	Mitsubishi Pencil Co., Ltd.	95,800	4,533,013
	Mitsuboshi Belting Co., Ltd.	328,000	2,496,689
	Mitsui Engineering & Shipbuilding Co., Ltd.	5,109,000	7,371,675
	Mitsui Matsushima Co., Ltd.	847,000	826,391
	Mitsui-Soko Holdings Co., Ltd.	626,000	1,827,682
	Mitsumura Printing Co., Ltd.	93,000	189,562
	Miura Co., Ltd.	321,900	3,733,031
	Miyaji Engineering Group, Inc.	377,175	644,799
	Morita Holdings Corp.	232,300	2,144,100
	NAC Co., Ltd.	58,900	400,641
	Nachi-Fujikoshi Corp.	1,025,000	4,250,407
	Nagase & Co., Ltd.	374,900	4,365,039
	Nakabayashi Co., Ltd.	211,000	547,285
	Nakano Corp.	14,800	87,172
	Namura Shipbuilding Co., Ltd.	217,228	1,587,317
	Narasaki Sangyo Co., Ltd.	103,000	225,988
	NDS Co., Ltd.	241,000	588,288
	NEC Capital Solutions, Ltd.	43,800	594,123
	Nichias Corp.	581,000	3,487,497
	Nichiban Co., Ltd.	119,000	580,180
	Nichiden Corp.	22,600	492,756
	Nichiha Corp.	143,680	1,985,549
	Nichireki Co., Ltd.	148,000	1,146,309
	Nihon Flush Co., Ltd.	2,500	25,441
	Nihon M&A Center, Inc.	198,100	8,656,941
	Nihon Trim Co., Ltd.	18,200	682,252
	Nikkato Corp.	700	2,259
	Nikko Co., Ltd.	155,000	511,258
	Nippo Corp.	142,000	2,420,163
	Nippon Air Conditioning Services Co., Ltd.	14,900	140,887
	Nippon Carbon Co., Ltd.	648,000	1,505,854
	Nippon Densetsu Kogyo Co., Ltd.	230,300	4,133,398
	Nippon Filcon Co., Ltd.	70,900	285,710
	Nippon Hume Corp.	129,400	820,784
	Nippon Kanzai Co., Ltd.	84,800	1,278,566
	Nippon Koei Co., Ltd.	390,000	1,616,815
	Nippon Konpo Unyu Soko Co., Ltd.	356,800	6,301,208
	Nippon Parking Development Co., Ltd.	1,197,800	1,274,785
	Nippon Rietec Co., Ltd.	7,000	49,167
	Nippon Road Co., Ltd. (The)	384,000	1,920,904
	Nippon Seisen Co., Ltd.	100,000	404,665
*	Nippon Sharyo, Ltd.	422,000	1,013,957
*	Nippon Sheet Glass Co., Ltd.	6,156,000	5,215,484
	Nippon Steel & Sumikin Bussan Corp.	955,599	2,827,373
	Nippon Thompson Co., Ltd.	410,000	1,700,063
	Nippon Tungsten Co., Ltd.	62,000	94,838
	Nishi-Nippon Railroad Co., Ltd.	1,852,000	9,068,198
	Nishimatsu Construction Co., Ltd.	1,803,000	7,497,170
	Nishio Rent All Co., Ltd.	92,500	1,815,763
	Nissei ASB Machine Co., Ltd.	46,700	923,684

Nissei Corp.	37,900	$304,441
Nissei Plastic Industrial Co., Ltd.	197,500	1,591,609
Nissha Printing Co., Ltd.	157,500	3,010,958
Nisshinbo Holdings, Inc.	903,000	10,183,732
Nissin Corp.	399,000	1,151,350
Nissin Electric Co., Ltd.	279,000	1,721,438
Nitta Corp.	101,900	2,448,322
Nitto Boseki Co., Ltd.	898,000	2,689,529
Nitto Kogyo Corp.	159,700	2,796,051
Nitto Kohki Co., Ltd.	68,500	1,310,069
Nitto Seiko Co., Ltd.	149,000	348,279
Nittoc Construction Co., Ltd.	96,800	441,298
Nittoku Engineering Co., Ltd.	80,900	786,565
NJS Co., Ltd.	30,200	346,872
Noda Corp.	153,600	447,664
Nomura Co., Ltd.	216,500	3,071,147
Noritake Co., Ltd.	642,000	1,356,809
Noritz Corp.	192,500	2,894,248
NS United Kaiun Kaisha, Ltd.	599,000	1,183,396
Obara Group, Inc.	77,700	3,051,603
Obayashi Road Corp.	170,000	930,502
Odelic Co., Ltd.	17,900	466,884
Oiles Corp.	165,050	2,450,632
Okabe Co., Ltd.	242,100	2,041,695
Okamoto Machine Tool Works, Ltd.	205,000	233,900
Okamura Corp.	381,900	3,446,747
OKK Corp.	425,000	481,202
OKUMA Corp.	722,000	4,514,598
Okumura Corp.	999,400	5,331,968
Onoken Co., Ltd.	87,300	745,662
Organo Corp.	228,000	832,958
OSG Corp.	444,300	8,412,147
Outsourcing, Inc.	54,600	1,187,311
Oyo Corp.	93,700	1,091,911
Pasco Corp.	124,000	302,352
Pasona Group, Inc.	126,800	1,072,080
Penta-Ocean Construction Co., Ltd.	1,684,400	7,906,615
Pilot Corp.	188,800	7,813,462
Prestige International, Inc.	109,700	1,090,202
Pronexus, Inc.	129,400	860,599
PS Mitsubishi Construction Co., Ltd.	137,300	440,269
Quick Co., Ltd.	5,900	42,067
Raito Kogyo Co., Ltd.	300,900	2,849,200
Rheon Automatic Machinery Co., Ltd.	95,000	442,067
Ryobi, Ltd.	779,200	2,914,873
Sakai Heavy Industries, Ltd.	237,000	453,469
Sakai Moving Service Co., Ltd.	22,800	1,135,401
Sanki Engineering Co., Ltd.	297,600	2,247,731
Sanko Metal Industrial Co., Ltd.	136,000	288,669
Sankyo Tateyama, Inc.	166,200	2,580,406
Sankyu, Inc.	1,540,000	7,460,406
Sanoyas Holdings Corp.	40,600	80,234
Sanwa Holdings Corp.	1,232,600	8,485,102

	Sanyo Denki Co., Ltd.	254,000	$1,518,709
	Sanyo Engineering & Construction, Inc.	48,000	225,757
	Sanyo Industries, Ltd.	99,000	152,395
	Sata Construction Co., Ltd.	85,400	387,683
	Sato Holdings Corp.	135,900	2,532,699
	Sato Shoji Corp.	66,800	394,077
	SBS Holdings, Inc.	90,700	757,171
	Secom Joshinetsu Co., Ltd.	32,900	935,602
	Seibu Electric Industry Co., Ltd.	70,000	253,129
	Seika Corp.	313,000	661,278
	Seikitokyu Kogyo Co., Ltd.	178,300	788,673
	Sekisui Jushi Corp.	176,700	2,306,203
	Senko Co., Ltd.	547,000	3,853,937
	Senshu Electric Co., Ltd.	36,200	528,344
	Shibusawa Warehouse Co., Ltd. (The)	263,000	671,512
	Shibuya Kogyo Co., Ltd.	89,100	1,344,282
	Shima Seiki Manufacturing, Ltd.	169,900	2,338,255
	Shin Nippon Air Technologies Co., Ltd.	86,280	689,978
	Shin-Keisei Electric Railway Co., Ltd.	177,000	598,746
	Shinmaywa Industries, Ltd.	537,000	5,423,827
	Shinnihon Corp.	189,300	965,965
	Shinsho Corp.	279,000	528,067
	Shinwa Co., Ltd.	16,900	221,107
	Shoko Co., Ltd.	404,000	284,212
	Showa Aircraft Industry Co., Ltd.	15,837	146,075
	Sinfonia Technology Co., Ltd.	567,000	836,896
	Sinko Industries, Ltd.	110,700	1,160,052
	Sintokogio, Ltd.	265,000	2,079,419
	Soda Nikka Co., Ltd.	67,000	264,182
	Sodick Co., Ltd.	191,900	1,200,493
	Space Co., Ltd.	61,920	656,995
	Srg Takamiya Co., Ltd.	106,300	536,053
	Star Micronics Co., Ltd.	221,700	3,027,872
	Subaru Enterprise Co., Ltd.	55,000	190,931
	Sugimoto & Co., Ltd.	30,500	326,566
	Sumitomo Densetsu Co., Ltd.	104,400	1,266,248
	Sumitomo Mitsui Construction Co., Ltd.	4,537,800	5,484,554
	Sumitomo Precision Products Co., Ltd.	189,000	726,274
	Sumitomo Warehouse Co., Ltd. (The)	819,000	3,957,852
*	SWCC Showa Holdings Co., Ltd.	1,683,000	1,084,933
	Tadano, Ltd.	136,000	1,509,456
	Taihei Dengyo Kaisha, Ltd.	162,000	1,666,935
	Taiheiyo Kouhatsu, Inc.	407,000	275,785
	Taikisha, Ltd.	147,000	3,327,356
	Takano Co., Ltd.	49,400	264,146
	Takaoka Toko Holdings Co., Ltd.	43,520	495,606
	Takara Printing Co., Ltd.	34,055	356,238
	Takara Standard Co., Ltd.	507,000	3,602,904
	Takasago Thermal Engineering Co., Ltd.	319,500	4,423,237
	Takashima & Co., Ltd.	225,000	474,594
	Takeei Corp.	119,500	1,255,843
	Takeuchi Manufacturing Co., Ltd.	205,200	3,591,723
	Takigami Steel Construction Co., Ltd. (The)	50,000	215,086

	Takisawa Machine Tool Co., Ltd.	368,000	$534,915
	Takuma Co., Ltd.	436,000	3,288,096
	Tanseisha Co., Ltd.	162,449	1,072,334
	Tatsuta Electric Wire and Cable Co., Ltd.	275,600	1,001,297
	TECHNO ASSOCIE Co., Ltd.	56,800	541,062
	Techno Ryowa, Ltd.	69,390	362,594
	Teikoku Electric Manufacturing Co., Ltd.	89,400	591,054
	Teikoku Sen-I Co., Ltd.	102,100	1,189,191
	Tekken Corp.	234,000	594,418
	Teraoka Seisakusho Co., Ltd.	53,600	192,384
	Toa Corp.	1,103,000	2,653,370
	TOA ROAD Corp.	266,000	942,538
*	Tobishima Corp.	1,155,500	2,045,181
	Tocalo Co., Ltd.	82,300	1,492,009
	Toda Corp.	1,179,000	5,223,061
	Toenec Corp.	212,000	1,549,466
	Togami Electric Manufacturing Co., Ltd.	14,000	70,823
	TOKAI Holdings Corp.	528,400	2,202,905
	Tokai Lease Co., Ltd.	154,000	276,708
	Tokyo Energy & Systems, Inc.	139,000	969,031
	Tokyo Keiki, Inc.	354,000	628,318
*	Tokyo Kikai Seisakusho, Ltd.	256,000	126,459
	Tokyo Sangyo Co., Ltd.	81,000	303,711
	Toli Corp.	261,000	648,936
	Tomoe Corp.	152,000	436,487
	Tomoe Engineering Co., Ltd.	37,200	495,631
	Tonami Holdings Co., Ltd.	322,000	1,074,495
	Toppan Forms Co., Ltd.	298,500	3,546,219
	Torishima Pump Manufacturing Co., Ltd.	117,100	840,704
	Toshiba Machine Co., Ltd.	663,000	2,080,775
	Toshiba Plant Systems & Services Corp.	262,650	2,572,265
	Tosho Printing Co., Ltd.	236,000	952,175
	Totetsu Kogyo Co., Ltd.	145,100	3,108,131
	Toyo Construction Co., Ltd.	377,100	1,653,356
	Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.	207,000	674,112
	Toyo Engineering Corp.	689,400	1,663,846
	Toyo Machinery & Metal Co., Ltd.	87,400	275,814
	Toyo Tanso Co., Ltd.	67,000	838,925
	Toyo Wharf & Warehouse Co., Ltd.	340,000	530,139
	Trancom Co., Ltd.	42,400	2,257,811
	Trinity Industrial Corp.	19,000	68,370
	Trusco Nakayama Corp.	112,700	3,986,989
	Trust Tech, Inc.	22,800	390,726
	Tsubakimoto Chain Co.	845,700	5,300,216
	Tsubakimoto Kogyo Co., Ltd.	117,000	299,564
*	Tsudakoma Corp.	294,000	291,083
	Tsugami Corp.	395,000	1,462,426
	Tsukishima Kikai Co., Ltd.	129,500	1,078,095
	Tsurumi Manufacturing Co., Ltd.	92,200	1,482,266
	TTK Co., Ltd.	62,000	238,324
	Uchida Yoko Co., Ltd.	322,000	1,056,047
	Ueki Corp.	354,000	705,184
	Union Tool Co.	49,200	1,188,593

Ushio, Inc.	334,700	$4,020,895
Utoc Corp.	98,700	373,513
Wakachiku Construction Co., Ltd.	1,141,000	1,425,800
Wakita & Co., Ltd.	219,800	1,988,399
WDB Holdings Co., Ltd.	8,900	103,068
Weathernews, Inc.	36,800	1,171,656
World Holdings Co., Ltd.	2,400	29,318
Yahagi Construction Co., Ltd.	159,400	1,429,458
YAMABIKO Corp.	184,328	1,504,755
Yamato Corp.	82,000	287,136
Yamaura Corp.	16,200	66,331
Yamazen Corp.	296,900	2,454,730
Yasuda Logistics Corp.	97,300	741,329
Yokogawa Bridge Holdings Corp.	177,600	1,499,760
Yondenko Corp.	128,800	426,923
Yuasa Trading Co., Ltd.	105,000	2,160,359
Yuken Kogyo Co., Ltd.	196,000	355,432
Yumeshin Holdings Co., Ltd.	154,700	916,390
Yurtec Corp.	249,000	2,252,293
Yusen Logistics Co., Ltd.	109,500	1,125,331
Zuiko Corp.	18,300	675,717
Total Industrials		703,766,295

Information Technology — (9.9%)
A&D Co., Ltd.	120,200	406,036
Advantest Corp.	221,900	1,595,406
Ai Holdings Corp.	248,300	6,146,223
Aichi Tokei Denki Co., Ltd.	187,000	494,322
Aiphone Co., Ltd.	79,000	1,183,287
* Allied Telesis Holdings K.K.	470,700	244,100
Alpha Systems, Inc.	32,560	501,158
Amano Corp.	374,300	4,320,681
Anritsu Corp.	857,300	5,214,833
AOI Electronics Co., Ltd.	26,900	775,762
Argo Graphics, Inc.	22,600	327,241
Arisawa Manufacturing Co., Ltd.	192,200	1,136,033
Asahi Net, Inc.	59,600	257,501
Axell Corp.	47,500	571,739
Azbil Corp.	182,300	4,614,435
Bit-isle, Inc.	123,600	945,366
Broadleaf Co., Ltd.	118,700	1,207,424
CAC Holdings Corp.	50,500	391,911
Canon Electronics, Inc.	132,000	2,130,022
Capcom Co., Ltd.	294,600	5,809,070
Chino Corp.	37,100	327,271
Citizen Holdings Co., Ltd.	15,600	107,816
CMK Corp.	260,100	481,032
Computer Engineering & Consulting, Ltd.	74,200	579,147
CONEXIO Corp.	125,900	1,212,776
COOKPAD, Inc.	287,400	6,067,230
Cresco, Ltd.	26,500	375,002
CROOZ, Inc.	32,400	1,109,774
Dai-ichi Seiko Co., Ltd.	55,600	680,762

	Daishinku Corp.	188,000	$363,374
	Daito Electron Co., Ltd.	5,900	42,299
	Daiwabo Holdings Co., Ltd.	1,186,000	2,074,408
	Denki Kogyo Co., Ltd.	251,000	1,134,804
	Digital Arts, Inc.	2,800	43,791
	DKK-Toa Corp.	38,200	146,603
	DTS Corp.	122,000	2,882,644
	Eizo Corp.	109,700	2,556,173
	Elecom Co., Ltd.	101,400	1,164,249
	Elematec Corp.	54,171	1,223,866
	EM Systems Co., Ltd.	18,500	346,854
	Enplas Corp.	57,000	1,971,255
	ESPEC Corp.	98,400	952,206
	Excel Co., Ltd.	49,300	617,698
	F@N Communications, Inc.	194,900	1,282,739
	Faith, Inc.	27,910	332,390
*	FDK Corp.	601,000	503,666
	Ferrotec Corp.	174,000	1,504,258
	Fuji Soft, Inc.	116,600	2,042,796
	Fujitsu Frontech, Ltd.	75,300	968,499
	Furuno Electric Co., Ltd.	137,500	908,021
	Furuya Metal Co., Ltd.	11,800	204,118
	Future Architect, Inc.	129,200	730,969
	GMO internet, Inc.	401,700	5,205,882
	GMO Payment Gateway, Inc.	98,500	3,810,705
	Gree, Inc.	672,200	3,010,788
	Gurunavi, Inc.	172,800	2,853,405
	Hakuto Co., Ltd.	84,500	885,859
	Hioki EE Corp.	45,700	805,535
	Hitachi Kokusai Electric, Inc.	332,500	3,513,498
	Hochiki Corp.	143,000	1,363,478
	Hokuriku Electric Industry Co., Ltd.	482,000	561,249
	Horiba, Ltd.	212,650	7,753,421
	Hosiden Corp.	257,000	1,360,648
	I-Net Corp.	53,900	559,426
	Ibiden Co., Ltd.	74,400	973,994
	Icom, Inc.	46,600	968,224
	Ikegami Tsushinki Co., Ltd.	309,000	347,123
	Imagica Robot Holdings, Inc.	53,800	205,014
	Ines Corp.	196,600	1,782,896
	Infocom Corp.	80,400	709,738
	Information Services International-Dentsu, Ltd.	75,900	1,046,657
	Innotech Corp.	93,000	352,488
	Internet Initiative Japan, Inc.	191,600	3,433,071
	Iriso Electronics Co., Ltd.	50,500	2,200,508
	IT Holdings Corp.	505,101	11,458,484
	Itfor, Inc.	56,300	227,217
*	Iwatsu Electric Co., Ltd.	500,000	326,282
	Japan Aviation Electronics Industry, Ltd.	47,000	705,951
	Japan Digital Laboratory Co., Ltd.	93,600	1,289,968
*	Japan Display, Inc.	113,400	326,665
	Japan Material Co., Ltd.	11,600	184,341
	Japan Radio Co., Ltd.	326,000	1,058,449

	Jastec Co., Ltd.	37,800	$325,880
	JBCC Holdings, Inc.	87,500	537,629
	Justsystems Corp.	160,600	1,187,948
	Kaga Electronics Co., Ltd.	113,100	1,439,712
	Kanematsu Electronics, Ltd.	72,000	1,048,671
*	KLab, Inc.	191,400	1,850,746
	Koa Corp.	194,100	1,687,067
	Kyoden Co., Ltd.	1,300	1,927
	Kyosan Electric Manufacturing Co., Ltd.	279,000	744,360
	Kyowa Electronics Instruments Co., Ltd.	135,100	465,783
	LAC Co., Ltd.	82,700	987,252
	Lasertec Corp.	40,300	410,817
*	Livesense, Inc.	73,400	264,734
*	Macnica Fuji Electronics Holdings, Inc.	126,550	1,503,201
	Marubun Corp.	95,700	686,123
	Maruwa Co., Ltd.	52,300	1,070,166
	Marvelous, Inc.	196,300	1,504,614
	Megachips Corp.	122,000	1,171,624
*	Meiko Electronics Co., Ltd.	111,800	222,665
	Melco Holdings, Inc.	75,500	1,236,119
	Micronics Japan Co., Ltd.	167,000	1,521,467
	Mimasu Semiconductor Industry Co., Ltd.	101,981	933,773
	Miraial Co., Ltd.	29,800	270,872
	Miroku Jyoho Service Co., Ltd.	96,700	685,042
	Mitsubishi Research Institute, Inc.	32,600	802,238
	Mitsui High-Tec, Inc.	150,700	811,492
	Mitsumi Electric Co., Ltd.	405,400	2,245,682
	Mobile Create Co., Ltd.	27,000	97,805
	MTI, Ltd.	168,800	1,159,971
	Mutoh Holdings Co., Ltd.	126,000	298,768
	Nagano Keiki Co., Ltd.	5,500	34,825
	Nakayo, Inc.	396,000	1,074,473
	NEC Networks & System Integration Corp.	136,600	2,442,212
	NET One Systems Co., Ltd.	525,900	2,975,045
*	New Japan Radio Co., Ltd.	96,000	428,116
	Nichicon Corp.	324,600	2,332,937
	NIFTY Corp.	46,100	459,518
	Nihon Dempa Kogyo Co., Ltd.	102,700	714,411
	Nihon Unisys, Ltd.	346,175	3,584,230
	Nippon Ceramic Co., Ltd.	62,200	919,895
	Nippon Chemi-Con Corp.	950,000	2,083,439
	Nippon Kodoshi Corp.	25,000	211,645
	Nippon Signal Co., Ltd.	310,600	3,002,417
	Nippon Systemware Co., Ltd.	29,400	222,052
	Nohmi Bosai, Ltd.	132,600	1,441,257
	Noritsu Koki Co., Ltd.	76,800	370,198
	NS Solutions Corp.	100,300	4,239,348
	NSD Co., Ltd.	155,080	1,904,479
	NuFlare Technology, Inc.	18,500	679,817
	Ohara, Inc.	47,600	228,424
	Oizumi Corp.	28,500	139,885
	Okaya Electric Industries Co., Ltd.	73,000	228,951
	Oki Electric Industry Co., Ltd.	4,751,000	7,408,613

	ONO Sokki Co., Ltd.	58,400	$467,456
	Optex Co., Ltd.	63,900	1,180,591
	Origin Electric Co., Ltd.	173,000	445,805
	Osaki Electric Co., Ltd.	168,000	829,170
	Panasonic Industrial Devices SUNX Co., Ltd.	111,600	571,460
	PCA Corp.	2,500	29,538
	Poletowin Pitcrew Holdings, Inc.	13,100	118,631
	Riken Keiki Co., Ltd.	76,100	799,791
	Riso Kagaku Corp.	180,600	3,072,987
	Roland DG Corp.	49,900	1,069,521
	Ryoden Trading Co., Ltd.	174,000	1,159,325
	Ryosan Co., Ltd.	184,300	4,312,952
	Ryoyo Electro Corp.	104,300	1,326,503
	Sanken Electric Co., Ltd.	673,000	2,272,108
	Sanshin Electronics Co., Ltd.	149,900	1,529,216
	Satori Electric Co., Ltd.	85,880	578,873
	Saxa Holdings, Inc.	298,000	548,940
	SCREEN Holdings Co., Ltd.	980,000	4,792,702
	Shibaura Electronics Co., Ltd.	26,200	398,990
	Shibaura Mechatronics Corp.	200,000	340,658
	Shindengen Electric Manufacturing Co., Ltd.	433,000	1,396,417
*	Shinkawa, Ltd.	57,300	314,642
	Shinko Electric Industries Co., Ltd.	427,400	2,409,652
	Shinko Shoji Co., Ltd.	121,700	1,276,126
	Shizuki Electric Co., Inc.	100,000	478,556
	Siix Corp.	92,900	2,416,276
	SMK Corp.	360,000	1,492,148
	SMS Co., Ltd.	150,200	2,540,023
	Softbank Technology Corp.	30,300	290,008
*	Softbrain Co., Ltd.	161,300	213,456
	Softcreate Holdings Corp.	2,700	20,570
	Sourcenext Corp.	17,500	66,160
	SRA Holdings	47,500	755,221
	Sumida Corp.	107,549	705,970
	Sun-Wa Technos Corp.	35,100	311,140
	Systena Corp.	116,600	1,073,879
	Tabuchi Electric Co., Ltd.	145,100	946,620
	Tachibana Eletech Co., Ltd.	83,160	894,922
	Taiyo Yuden Co., Ltd.	642,700	8,398,648
	Tamura Corp.	447,000	1,243,200
	Teikoku Tsushin Kogyo Co., Ltd.	198,000	313,595
	TKC Corp.	104,700	2,702,614
	Toko, Inc.	208,000	491,619
	Tokyo Electron Device, Ltd.	37,200	483,817
	Tokyo Seimitsu Co., Ltd.	231,900	4,306,157
	Tomen Devices Corp.	2,400	39,515
	Topcon Corp.	61,300	802,598
	Tose Co., Ltd.	22,100	130,106
	Toshiba TEC Corp.	531,000	1,692,821
	Toukei Computer Co., Ltd.	26,010	444,914
	Towa Corp.	124,500	770,883
	Toyo Corp.	131,600	969,691
	Transcosmos, Inc.	152,100	3,709,074

	UKC Holdings Corp.	64,900	$1,244,660
	Ulvac, Inc.	249,600	4,065,907
	Uniden Holdings Corp.	366,000	542,499
*	UT Group Co., Ltd.	189,500	1,023,112
	Vitec Co., Ltd.	34,300	430,065
	Wacom Co., Ltd.	907,100	3,340,867
	Wellnet Corp.	19,100	376,653
	Y A C Co., Ltd.	31,000	224,548
	Yamaichi Electronics Co., Ltd.	120,500	922,660
	Yashima Denki Co., Ltd.	25,600	127,262
	Yokowo Co., Ltd.	86,200	426,025
	Zappallas, Inc.	55,900	224,334
	Zuken, Inc.	64,400	607,090
Total Information Technology			280,294,276

Materials — (9.5%)
	Achilles Corp.	909,000	1,119,742
	ADEKA Corp.	523,000	6,682,934
	Agro-Kanesho Co., Ltd.	31,900	265,263
	Aichi Steel Corp.	673,000	2,541,511
	Alconix Corp.	50,900	650,062
	Arakawa Chemical Industries, Ltd.	86,300	792,985
	Araya Industrial Co., Ltd.	268,000	307,236
	Asahi Holdings, Inc.	155,550	2,336,748
	Asahi Organic Chemicals Industry Co., Ltd.	412,000	755,974
	Asahi Printing Co., Ltd.	800	14,096
	C Uyemura & Co., Ltd.	22,800	1,104,571
	Carlit Holdings Co., Ltd.	71,700	289,635
	Chuetsu Pulp & Paper Co., Ltd.	552,000	865,600
*	Chugai Mining Co., Ltd.	1,012,400	203,009
	Chugoku Marine Paints, Ltd.	345,000	2,184,038
	Dai Nippon Toryo Co., Ltd.	740,000	990,776
	Daido Steel Co., Ltd.	677,000	2,146,155
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	17,600	714,220
	Daiken Corp.	390,000	1,185,499
	Daiki Aluminium Industry Co., Ltd.	153,000	400,074
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	408,000	1,741,147
	Daio Paper Corp.	523,500	4,310,131
	Daiso Co., Ltd.	424,000	1,456,343
	DC Co., Ltd.	110,700	343,355
	Denki Kagaku Kogyo K.K.	1,753,000	6,917,170
	DKS Co., Ltd.	207,000	601,874
	Dynapac Co., Ltd.	25,000	56,489
	FP Corp.	148,000	5,485,820
	Fuji Seal International, Inc.	141,200	4,074,350
	Fujikura Kasei Co., Ltd.	145,500	647,161
	Fujimi, Inc.	91,800	1,241,729
	Fujimori Kogyo Co., Ltd.	75,000	1,843,687
	Fumakilla, Ltd.	78,000	284,304
	Fuso Chemical Co., Ltd.	39,600	430,083
	Godo Steel, Ltd.	874,000	1,357,563
	Gun-Ei Chemical Industry Co., Ltd.	286,000	656,439
	Harima Chemicals Group, Inc.	73,300	274,439

	Hodogaya Chemical Co., Ltd.	339,000	$448,335
	Hokkan Holdings, Ltd.	275,000	647,258
	Hokko Chemical Industry Co., Ltd.	104,000	372,865
	Hokuetsu Kishu Paper Co., Ltd.	857,799	4,660,469
	Honshu Chemical Industry Co., Ltd.	14,000	136,982
	Ihara Chemical Industry Co., Ltd.	199,100	2,068,010
	Ise Chemical Corp.	81,000	407,296
*	Ishihara Sangyo Kaisha, Ltd.	1,911,500	1,651,842
*	Ishizuka Glass Co., Ltd.	119,000	204,238
	Japan Pile Corp.	15,700	97,603
	Japan Pure Chemical Co., Ltd.	1,600	29,318
	JCU Corp.	27,700	921,736
	JSP Corp.	71,600	1,117,805
	Kanto Denka Kogyo Co., Ltd.	250,000	1,599,104
	Katakura Chikkarin Co., Ltd.	43,000	90,626
	Kawakin Holdings Co., Ltd.	11,000	34,937
	Kawasaki Kasei Chemicals, Ltd.	84,000	110,277
	Kimoto Co., Ltd.	228,000	486,214
	Koatsu Gas Kogyo Co., Ltd.	158,493	857,892
	Kogi Corp.	55,000	73,296
	Kohsoku Corp.	60,200	442,941
	Konishi Co., Ltd.	89,700	1,550,837
	Krosaki Harima Corp.	270,000	506,526
	Kumiai Chemical Industry Co., Ltd.	54,400	385,378
	Kureha Corp.	764,500	2,751,458
	Kurimoto, Ltd.	682,000	1,058,011
	Kyoei Steel, Ltd.	106,200	1,667,536
	Kyowa Leather Cloth Co., Ltd.	43,500	379,532
	Lintec Corp.	303,800	6,392,889
	MEC Co., Ltd.	95,800	524,876
	Mitani Sekisan Co., Ltd.	24,000	350,144
*	Mitsubishi Paper Mills, Ltd.	1,679,000	1,095,187
	Mitsubishi Steel Manufacturing Co., Ltd.	849,000	1,557,693
	Mitsui Mining & Smelting Co., Ltd.	3,568,000	6,412,227
	MORESCO Corp.	39,700	522,744
	Mory Industries, Inc.	152,000	447,605
*	Nakayama Steel Works, Ltd.	845,000	524,032
	Neturen Co., Ltd.	166,900	1,198,594
*	New Japan Chemical Co., Ltd.	182,300	298,020
	Nichia Steel Works, Ltd.	164,900	361,663
	Nihon Kagaku Sangyo Co., Ltd.	71,000	475,541
	Nihon Nohyaku Co., Ltd.	260,400	1,753,682
	Nihon Parkerizing Co., Ltd.	553,500	4,525,707
	Nihon Yamamura Glass Co., Ltd.	489,000	707,759
	Nippon Carbide Industries Co., Inc.	434,000	625,534
	Nippon Chemical Industrial Co., Ltd.	477,000	1,012,531
	Nippon Chutetsukan K.K.	113,000	172,945
	Nippon Concrete Industries Co., Ltd.	203,100	686,485
	Nippon Denko Co., Ltd.	673,414	1,213,349
	Nippon Fine Chemical Co., Ltd.	83,200	540,698
	Nippon Kasei Chemical Co., Ltd.	192,000	199,269
	Nippon Kayaku Co., Ltd.	382,000	3,977,242
*	Nippon Kinzoku Co., Ltd.	293,000	321,137

	Nippon Koshuha Steel Co., Ltd.	460,000	$374,165
	Nippon Light Metal Holdings Co., Ltd.	3,227,300	4,824,295
	Nippon Paper Industries Co., Ltd.	149,200	2,277,488
	Nippon Pillar Packing Co., Ltd.	116,800	985,933
	Nippon Soda Co., Ltd.	871,000	4,965,474
	Nippon Synthetic Chemical Industry Co., Ltd. (The)	287,000	1,795,009
	Nippon Valqua Industries, Ltd.	489,000	1,178,819
*	Nippon Yakin Kogyo Co., Ltd.	831,300	1,046,369
	Nisshin Steel Co., Ltd.	582,592	5,220,242
	Nitta Gelatin, Inc.	37,900	239,536
	Nittetsu Mining Co., Ltd.	364,000	1,449,034
	Nitto FC Co., Ltd.	63,800	461,340
	NOF Corp.	870,000	5,967,569
	Okamoto Industries, Inc.	405,000	3,831,866
	Okura Industrial Co., Ltd.	296,000	777,396
	Osaka Organic Chemical Industry, Ltd.	66,000	338,090
	Osaka Steel Co., Ltd.	83,300	1,165,658
	OSAKA Titanium Technologies Co., Ltd.	113,100	2,969,745
	Pacific Metals Co., Ltd.	924,000	2,138,248
	Pack Corp. (The)	79,600	1,756,835
*	Rasa Industries, Ltd.	480,000	503,275
	Rengo Co., Ltd.	1,328,000	5,133,117
	Riken Technos Corp.	212,600	676,187
	Sakai Chemical Industry Co., Ltd.	570,000	1,600,793
	Sakata INX Corp.	235,200	1,874,972
	Sanyo Chemical Industries, Ltd.	349,000	2,344,932
	Sanyo Special Steel Co., Ltd.	650,300	2,474,266
	Sekisui Plastics Co., Ltd.	268,000	857,157
	Shikoku Chemicals Corp.	232,000	1,956,570
	Shin-Etsu Polymer Co., Ltd.	190,300	863,352
	Shinagawa Refractories Co., Ltd.	250,000	519,618
	Shinko Wire Co., Ltd.	184,000	242,958
	Showa Denko K.K.	2,052,000	2,252,110
	Stella Chemifa Corp.	54,300	527,773
	Sumitomo Bakelite Co., Ltd.	1,225,000	4,500,629
	Sumitomo Osaka Cement Co., Ltd.	2,652,000	9,417,328
	Sumitomo Seika Chemicals Co., Ltd.	279,000	1,787,133
	T Hasegawa Co., Ltd.	130,600	1,697,517
	T&K Toka Co., Ltd.	39,400	668,434
	Taisei Lamick Co., Ltd.	28,800	640,710
	Taiyo Holdings Co., Ltd.	102,100	3,129,743
	Takasago International Corp.	87,200	2,133,454
	Takiron Co., Ltd.	295,000	1,207,785
*	Tanaka Chemical Corp.	1,100	9,362
	Tayca Corp.	164,000	634,208
	Tenma Corp.	79,600	1,307,331
	Toagosei Co., Ltd.	658,000	4,781,189
	Toda Kogyo Corp.	219,000	514,051
	Toho Zinc Co., Ltd.	800,000	1,836,215
	Tokai Carbon Co., Ltd.	1,289,000	3,094,198
	Tokushu Tokai Paper Co., Ltd.	564,580	1,519,586
*	Tokuyama Corp.	2,159,000	3,527,342
	Tokyo Ohka Kogyo Co., Ltd.	143,200	3,796,118

* Tokyo Rope Manufacturing Co., Ltd.	688,000	$993,192
Tokyo Steel Manufacturing Co., Ltd.	636,400	3,479,990
Tokyo Tekko Co., Ltd.	251,000	1,032,106
Tomoegawa Co., Ltd.	125,000	217,559
Tomoku Co., Ltd.	335,000	689,234
Topy Industries, Ltd.	1,142,000	2,359,058
Toyo Ink SC Holdings Co., Ltd.	1,157,000	4,235,913
Toyo Kohan Co., Ltd.	286,000	855,971
Toyobo Co., Ltd.	5,776,000	7,843,765
TYK Corp.	138,000	204,445
UACJ Corp.	1,486,415	2,382,681
Ube Industries, Ltd.	5,257,000	9,163,228
Wood One Co., Ltd.	164,000	328,993
Yamato Kogyo Co., Ltd.	134,800	2,702,380
Yodogawa Steel Works, Ltd.	144,700	2,703,185
Yotai Refractories Co., Ltd.	8,000	21,535
Yuki Gosei Kogyo Co., Ltd.	64,000	138,602
Yushiro Chemical Industry Co., Ltd.	61,400	646,083
Zeon Corp.	115,000	908,176
Total Materials		270,626,707

Telecommunication Services — (0.1%)
* Japan Communications, Inc.	407,700	1,069,053
Okinawa Cellular Telephone Co.	43,200	1,133,363
Total Telecommunication Services		2,202,416

Utilities — (0.5%)
Hiroshima Gas Co., Ltd.	30,000	103,458
* Hokkaido Electric Power Co., Inc.	330,100	3,203,287
Hokkaido Gas Co., Ltd.	268,000	618,691
Hokuriku Gas Co., Ltd.	99,000	230,144
K&O Energy Group, Inc.	75,300	916,181
Kyoei Sangyo Co., Ltd.	97,000	138,985
Okinawa Electric Power Co., Inc. (The)	140,956	3,167,128
Saibu Gas Co., Ltd.	1,831,000	4,178,945
Shizuoka Gas Co., Ltd.	298,400	1,940,768
Toell Co., Ltd.	6,700	32,726
Total Utilities		14,530,313

TOTAL COMMON STOCKS		2,485,461,411

SECURITIES LENDING COLLATERAL — (12.3%)
§@ DFA Short Term Investment Fund	30,026,248	347,403,689
TOTAL INVESTMENTS — (100.0%) (Cost $2,750,829,415)^^		$2,832,865,100

Summary of the Series' investments as of September 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$514,365,596	—	$514,365,596
Consumer Staples	—	242,740,548	—	242,740,548
Energy	—	25,290,356	—	25,290,356
Financials	—	311,950,457	—	311,950,457
Health Care	—	119,694,447	—	119,694,447
Industrials	—	703,766,295	—	703,766,295
Information Technology	—	280,294,276	—	280,294,276
Materials	—	270,626,707	—	270,626,707
Telecommunication Services	—	2,202,416	—	2,202,416
Utilities	—	14,530,313	—	14,530,313
Securities Lending Collateral	—	347,403,689	—	347,403,689
TOTAL	—	$2,832,865,100	—	$2,832,865,100

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2015
(Unaudited)

		Shares	Value††
COMMON STOCKS — (97.7%)
Consumer Discretionary — (26.9%)
	4imprint Group P.L.C.	95,741	$1,795,845
	888 Holdings P.L.C.	915,856	2,286,229
	Barratt Developments P.L.C.	1,376,879	13,449,325
	Bellway P.L.C.	634,613	23,911,659
	Berkeley Group Holdings P.L.C.	664,403	33,632,390
	Betfair Group P.L.C.	337,205	16,994,633
	Bloomsbury Publishing P.L.C.	274,093	703,015
	Bovis Homes Group P.L.C.	845,814	12,907,134
	Bwin.Party Digital Entertainment P.L.C.	2,836,202	4,778,100
*	Carpetright P.L.C.	73,120	579,078
	Centaur Media P.L.C.	537,905	647,432
	Chime Communications P.L.C.	354,323	1,950,062
	Cineworld Group P.L.C.	1,230,344	10,346,870
	Connect Group P.L.C.	1,254,090	2,985,567
	Crest Nicholson Holdings P.L.C.	497,164	4,303,421
	Creston P.L.C.	22,394	54,204
	Daily Mail & General Trust P.L.C.	1,421,265	16,215,417
	Darty P.L.C.	1,332,051	1,946,862
	Debenhams P.L.C.	7,003,216	8,381,976
	Dignity P.L.C.	249,726	8,996,224
	Domino's Pizza Group P.L.C.	851,115	11,452,156
	Dunelm Group P.L.C.	356,684	4,857,954
*	Enterprise Inns P.L.C.	2,935,079	4,813,602
	Entertainment One, Ltd.	129,840	487,777
	Euromoney Institutional Investor P.L.C.	285,423	4,112,107
*	Findel P.L.C.	303,005	1,113,952
*	Forminster P.L.C.	43,333	—
	Fuller Smith & Turner P.L.C. Class A	134,418	2,249,620
*	Future P.L.C.	1,301,863	201,422
	Games Workshop Group P.L.C.	98,402	813,562
	Greene King P.L.C.	1,798,515	21,675,456
	Halfords Group P.L.C.	1,211,181	8,470,586
	Headlam Group P.L.C.	368,743	2,804,501
	Henry Boot P.L.C.	417,992	1,400,412
	Home Retail Group P.L.C.	4,052,746	8,349,320
*	Hornby P.L.C.	64,715	99,061
	Howden Joinery Group P.L.C.	3,359,489	24,790,751
	Huntsworth P.L.C.	938,084	504,772
	Inchcape P.L.C.	2,259,473	24,620,732
	Informa P.L.C.	3,309,192	28,175,689
	ITE Group P.L.C.	1,381,972	2,942,201
	J D Wetherspoon P.L.C.	484,436	5,404,849
	JD Sports Fashion P.L.C.	465,078	6,721,307
	John Menzies P.L.C.	289,131	1,815,359
*	Johnston Press P.L.C.	20,800	23,601
	Ladbrokes P.L.C.	5,357,119	7,781,927
	Laura Ashley Holdings P.L.C.	1,465,488	581,969
	Lookers P.L.C.	1,937,327	4,893,822
	Marston's P.L.C.	3,402,295	7,717,481
	Millennium & Copthorne Hotels P.L.C.	1,012,675	7,394,891
*	Mitchells & Butlers P.L.C.	995,025	4,767,014

	MJ Gleeson P.L.C.	189,171	$1,360,566
*	Mothercare P.L.C.	682,465	2,285,214
	N Brown Group P.L.C.	919,875	4,263,691
*	Ocado Group P.L.C.	1,445,967	7,016,285
	Pendragon P.L.C.	4,927,657	3,094,225
	Pets at Home Group P.L.C.	354,168	1,478,784
	Photo-Me International P.L.C.	613,355	1,457,953
	Poundland Group P.L.C.	413,063	1,751,599
*	Punch Taverns P.L.C.	133,442	240,545
	Rank Group P.L.C.	203,004	822,725
	Redrow P.L.C.	1,453,828	10,056,511
	Restaurant Group P.L.C. (The)	1,068,144	10,929,088
	Rightmove P.L.C.	477,301	26,398,009
*	Sportech P.L.C.	371,065	316,735
	STV Group P.L.C.	4,868	31,721
*	SuperGroup P.L.C.	239,090	4,931,441
	Taylor Wimpey P.L.C.	8,920,064	26,428,136
	Ted Baker P.L.C.	147,168	7,144,052
*	Thomas Cook Group P.L.C.	7,408,731	12,993,836
	Topps Tiles P.L.C.	882,174	1,948,941
	Trinity Mirror P.L.C.	1,630,775	3,721,717
	UBM P.L.C.	2,290,170	16,861,457
	UTV Media P.L.C.	451,514	1,164,589
	Vitec Group P.L.C. (The)	159,205	1,506,856
	WH Smith P.L.C.	687,058	16,286,428
	William Hill P.L.C.	4,514,393	24,010,395
	Wilmington P.L.C.	334,384	1,375,728
Total Consumer Discretionary			557,780,523

Consumer Staples — (5.1%)
	A.G.BARR P.L.C.	417,894	3,318,422
	Anglo-Eastern Plantations P.L.C.	104,452	893,523
	Booker Group P.L.C.	7,899,680	22,126,604
	Britvic P.L.C.	1,242,873	12,773,030
	Cranswick P.L.C.	261,584	6,312,946
	Dairy Crest Group P.L.C.	743,682	6,851,067
	Devro P.L.C.	935,205	4,175,838
	Greencore Group P.L.C.	2,256,015	9,330,067
	Greggs P.L.C.	547,273	8,995,930
	Hilton Food Group P.L.C.	24,794	171,829
	McBride P.L.C.	860,692	1,968,195
	McColl's Retail Group P.L.C.	6,083	13,639
*	Premier Foods P.L.C.	3,800,284	1,841,089
	PZ Cussons P.L.C.	1,346,306	5,924,117
#	REA Holdings P.L.C.	50,639	205,999
	Stock Spirits Group P.L.C.	263,125	737,368
	Tate & Lyle P.L.C.	2,371,143	21,128,546
Total Consumer Staples			106,768,209

Energy — (3.9%)
#	Afren P.L.C.	5,446,344	147,065
	Amec Foster Wheeler P.L.C.	1,867,882	20,290,292

	Anglo Pacific Group P.L.C.	578,701	$668,616
*	Cairn Energy P.L.C.	2,512,540	5,336,627
*	EnQuest P.L.C.	3,654,623	1,537,390
	Fortune Oil CVR	6,238,485	35,390
	Gulf Marine Services P.L.C.	31,549	54,919
*	Hardy Oil & Gas P.L.C.	28,498	11,432
	Hunting P.L.C.	712,529	4,327,266
	James Fisher & Sons P.L.C.	234,553	3,303,548
	John Wood Group P.L.C.	1,988,628	18,538,762
*	Lamprell P.L.C.	1,349,830	2,331,837
*	Ophir Energy P.L.C.	795,682	1,084,435
	Petrofac, Ltd.	1,323,447	15,413,488
*	Premier Oil P.L.C.	2,574,653	2,602,836
	Soco International P.L.C.	983,176	2,351,573
	Stobart Group, Ltd.	750,349	1,271,493
*	Tullow Oil P.L.C.	866,800	2,228,048
Total Energy			81,535,017

Financials — (15.3%)
	Amlin P.L.C.	2,732,771	27,155,843
	Arrow Global Group P.L.C.	110,842	469,429
#	Ashmore Group P.L.C.	1,818,209	6,788,050
	Bank of Georgia Holdings P.L.C.	146,107	3,994,353
	Beazley P.L.C.	2,583,691	13,968,221
	Brewin Dolphin Holdings P.L.C.	1,461,244	5,687,934
	Capital & Counties Properties P.L.C.	459,047	3,019,357
	Charles Stanley Group P.L.C.	122,025	670,885
	Charles Taylor P.L.C.	192,071	717,145
	Chesnara P.L.C.	585,048	2,982,426
	Close Brothers Group P.L.C.	782,647	17,702,570
	Countrywide P.L.C.	336,678	2,558,735
	Daejan Holdings P.L.C.	30,985	2,982,310
	Development Securities P.L.C.	611,604	2,268,399
	esure Group P.L.C.	516,981	1,943,012
	Foxtons Group P.L.C.	327,109	1,174,092
	Hansard Global P.L.C.	16,468	28,399
*	Harworth Group P.L.C.	306,801	58,019
	Helical Bar P.L.C.	653,264	4,057,463
	Henderson Group P.L.C.	5,732,974	22,595,470
	Hiscox, Ltd.	1,489,985	21,253,681
	ICAP P.L.C.	2,839,958	19,669,689
	IG Group Holdings P.L.C.	1,890,472	22,032,406
*	Industrial & Commercial Holdings P.L.C.	5,000	—
	Intermediate Capital Group P.L.C.	473,796	3,705,947
	International Personal Finance P.L.C.	667,182	3,920,796
#*	IP Group P.L.C.	1,380,877	4,808,842
	Jardine Lloyd Thompson Group P.L.C.	631,118	9,722,998
	Jupiter Fund Management P.L.C.	1,960,661	12,879,261
	Just Retirement Group P.L.C.(BYMKH04)	8,253	599
	Just Retirement Group P.L.C.(BCRX1J1)	65,068	161,639
	Lancashire Holdings, Ltd.	1,082,067	11,318,475
	LSL Property Services P.L.C.	326,965	1,695,701
	Man Group P.L.C.	9,464,717	21,969,965

	Novae Group P.L.C.	307,678	$4,036,006
	Partnership Assurance Group P.L.C.	11,106	22,274
	Phoenix Group Holdings	1,072,614	13,263,132
*	Quintain Estates & Development P.L.C.	2,734,862	5,826,902
	Rathbone Brothers P.L.C.	160,021	4,996,436
*	Raven Russia, Ltd.	1,116,000	641,527
	S&U P.L.C.	20,417	765,630
	Savills P.L.C.	679,081	9,388,201
	ST Modwen Properties P.L.C.	1,034,835	6,507,090
	Tullett Prebon P.L.C.	1,209,924	6,855,914
	UNITE Group P.L.C. (The)	1,205,704	11,920,873
*	Waterloo Investment Holdings, Ltd.	5,979	633
Total Financials			318,186,729

Health Care — (3.2%)
#*	Alizyme P.L.C.	660,805	—
	Bioquell P.L.C.	90,893	184,885
*	BTG P.L.C.	1,329,188	13,155,384
*	Circassia Pharmaceuticals P.L.C.	89,359	396,124
	Consort Medical P.L.C.	236,219	3,344,047
	Dechra Pharmaceuticals P.L.C.	435,176	6,186,720
	Genus P.L.C.	291,102	6,249,285
	Hikma Pharmaceuticals P.L.C.	192,685	6,656,059
	Indivior P.L.C.	847,780	2,911,873
*	Oxford Biomedica P.L.C.	1,802,670	220,447
*	Skyepharma P.L.C.	322,164	1,708,492
*	Synergy Health P.L.C.	300,498	9,863,656
	UDG Healthcare P.L.C.	1,247,003	9,491,633
*	Vectura Group P.L.C.	2,022,409	5,357,719
Total Health Care			65,726,324

Industrials — (23.6%)
	Aggreko P.L.C.	27,810	400,914
	Air Partner P.L.C.	40,969	264,410
	Alumasc Group P.L.C. (The)	120,110	377,848
	Avon Rubber P.L.C.	93,460	1,291,990
	Balfour Beatty P.L.C.	3,760,988	14,319,192
	BBA Aviation P.L.C.	2,696,604	10,949,449
	Berendsen P.L.C.	875,545	13,314,838
	Bodycote P.L.C.	1,210,345	10,085,763
	Braemar Shipping Services P.L.C.	84,411	549,865
#	Brammer P.L.C.	625,540	2,448,048
	Cape P.L.C.	661,342	2,356,458
#	Carillion P.L.C.	2,366,457	10,831,683
	Carr's Group P.L.C.	343,111	763,596
	Castings P.L.C.	157,187	1,028,502
	Chemring Group P.L.C.	1,186,542	4,007,223
	Clarkson P.L.C.	63,038	1,943,587
	Cobham P.L.C.	5,783,297	25,033,865
	Communisis P.L.C.	1,077,829	898,481
	Costain Group P.L.C.	412,324	2,262,384
	DCC P.L.C.	441,845	33,388,598

	De La Rue P.L.C.	564,892	$4,123,098
#	Dialight P.L.C.	94,149	903,991
	Diploma P.L.C.	599,455	6,041,345
	Fenner P.L.C.	1,094,548	2,730,595
*	Firstgroup P.L.C.	5,943,374	8,804,573
*	Flybe Group P.L.C.	142,241	157,760
	Galliford Try P.L.C.	410,245	9,862,968
	Go-Ahead Group P.L.C.	238,251	8,867,711
	Goodwin P.L.C.	383	13,289
	Grafton Group P.L.C.	948,498	9,615,463
	Harvey Nash Group P.L.C.	46,693	69,231
	Hays P.L.C.	7,231,761	16,809,527
	HellermannTyton Group P.L.C.	19,913	140,696
	Hogg Robinson Group P.L.C.	134,014	121,818
	HomeServe P.L.C.	1,386,489	8,511,292
	IMI P.L.C.	888,298	12,764,085
	Interserve P.L.C.	758,481	6,617,265
	Keller Group P.L.C.	385,812	5,046,257
	Kier Group P.L.C.	433,324	8,848,155
#	Latchways P.L.C.	35,007	574,807
	Lavendon Group P.L.C.	812,054	1,917,264
	Management Consulting Group P.L.C.	1,467,589	352,773
	Mears Group P.L.C.	547,340	3,202,487
	Meggitt P.L.C.	324,652	2,342,081
	Melrose Industries P.L.C.	5,348,788	21,397,507
	Michael Page International P.L.C.	1,474,486	10,588,720
	Mitie Group P.L.C.	1,988,805	9,187,819
	Morgan Advanced Materials P.L.C.	1,580,800	6,749,650
	Morgan Sindall Group P.L.C.	193,501	2,160,051
	National Express Group P.L.C.	2,270,639	9,783,524
	Norcros P.L.C.	18,022	51,937
	Northgate P.L.C.	726,631	5,005,940
	PayPoint P.L.C.	244,630	3,794,068
	QinetiQ Group P.L.C.	3,295,285	11,259,565
	Regus P.L.C.	3,349,423	15,583,050
*	Renold P.L.C.	193,435	208,856
	Rentokil Initial P.L.C.	9,327,890	20,836,372
	Ricardo P.L.C.	273,631	3,645,117
	Robert Walters P.L.C.	386,683	2,408,887
	Rotork P.L.C.	4,385,840	10,956,433
	RPS Group P.L.C.	1,263,657	4,303,808
	Senior P.L.C.	2,152,947	8,198,133
*	Serco Group P.L.C.	230,813	356,652
	Severfield P.L.C.	1,262,597	1,241,511
	Shanks Group P.L.C.	2,407,651	3,340,222
	SIG P.L.C.	3,259,944	8,570,599
	Speedy Hire P.L.C.	2,890,020	1,481,616
	Spirax-Sarco Engineering P.L.C.	375,083	15,919,214
	St Ives P.L.C.	657,471	1,800,782
	Stagecoach Group P.L.C.	2,171,102	11,086,300
	Sthree P.L.C.	407,731	2,152,559
	T Clarke P.L.C.	147,457	167,467
	Tarsus Group P.L.C.	207,820	692,733

	Tribal Group P.L.C.	151,222	$270,025
	Trifast P.L.C.	447,201	736,209
	Tyman P.L.C.	30,688	128,949
#	UK Mail Group P.L.C.	190,510	1,023,618
	Ultra Electronics Holdings P.L.C.	373,219	9,679,835
	Vesuvius P.L.C.	1,399,956	7,486,148
#*	Volex P.L.C.	307,047	306,369
	Vp P.L.C.	161,571	1,814,970
	Weir Group P.L.C. (The)	401,760	7,127,798
*	Wincanton P.L.C.	612,048	1,900,074
	WS Atkins P.L.C.	506,584	10,668,976
	XP Power, Ltd.	74,995	1,810,602
Total Industrials			490,837,890

Information Technology — (8.2%)
	Acal P.L.C.	202,289	762,519
	Aveva Group P.L.C.	320,952	9,900,884
	Computacenter P.L.C.	389,289	4,448,755
	E2V Technologies P.L.C.	766,541	2,636,197
	Electrocomponents P.L.C.	2,464,891	6,697,104
	Fidessa Group P.L.C.	165,096	4,484,586
	Halma P.L.C.	1,965,372	21,489,274
#*	Imagination Technologies Group P.L.C.	1,352,083	4,504,380
	Innovation Group P.L.C.	5,296,310	3,127,208
	Laird P.L.C.	1,502,201	8,575,824
	Micro Focus International P.L.C.	671,015	12,225,437
	Moneysupermarket.com Group P.L.C.	2,068,485	10,590,644
#	NCC Group P.L.C.	672,477	2,789,359
	Oxford Instruments P.L.C.	210,872	1,852,967
	Pace P.L.C.	1,453,325	7,936,232
	Playtech P.L.C.	1,066,825	13,395,978
	Premier Farnell P.L.C.	2,086,501	3,317,075
	Renishaw P.L.C.	181,974	5,560,643
	RM P.L.C.	318,504	780,948
	SDL P.L.C.	401,780	1,975,323
	Sepura P.L.C.	317,659	841,104
	Spectris P.L.C.	615,718	15,753,613
	Spirent Communications P.L.C.	2,870,632	3,286,361
	Telecity Group P.L.C.	1,011,062	16,662,929
	TT electronics P.L.C.	828,017	1,663,221
	Xaar P.L.C.	359,137	3,045,168
	Xchanging P.L.C.	1,317,646	2,128,910
Total Information Technology			170,432,643

Materials — (7.4%)
	Acacia Mining P.L.C.	711,371	2,668,734
	Alent P.L.C.	1,291,364	9,491,624
	British Polythene Industries P.L.C.	137,146	1,514,071
	Carclo P.L.C.	213,640	466,493
	Centamin P.L.C.	6,175,110	5,695,775
	Croda International P.L.C.	447,752	18,372,920
	DS Smith P.L.C.	4,938,232	29,500,223

	Elementis P.L.C.	2,320,986	$7,849,089
	Essentra P.L.C.	1,327,499	15,817,263
*	Evraz P.L.C.	1,320,704	1,458,763
	Ferrexpo P.L.C.	945,143	507,452
	Gem Diamonds, Ltd.	546,319	964,970
	Hill & Smith Holdings P.L.C.	423,778	4,505,577
#*	Hochschild Mining P.L.C.	797,908	844,766
#*	KAZ Minerals P.L.C.	1,340,932	1,719,753
#*	Lonmin P.L.C.	2,126,996	524,155
	Low & Bonar P.L.C.	1,106,356	1,093,474
	Marshalls P.L.C.	993,389	5,345,883
*	Petra Diamonds, Ltd.	1,551,908	1,978,969
#*	Petropavlovsk P.L.C.	14,546,334	1,298,095
	Randgold Resources, Ltd.	7,863	463,328
	Rexam P.L.C.	861,780	6,842,259
	RPC Group P.L.C.	1,278,157	12,263,888
	Synthomer P.L.C.	1,358,683	7,000,427
#	Vedanta Resources P.L.C.	464,354	2,991,210
	Victrex P.L.C.	408,486	10,962,862
	Zotefoams P.L.C.	93,537	457,534
Total Materials			152,599,557

Telecommunication Services — (2.4%)
	Cable & Wireless Communications P.L.C.	17,878,058	15,003,902
	Inmarsat P.L.C.	1,266,512	18,841,154
	Kcom Group P.L.C.	3,128,716	4,226,233
#	TalkTalk Telecom Group P.L.C.	2,611,397	12,435,103
Total Telecommunication Services			50,506,392

Utilities — (1.7%)
	Dee Valley Group P.L.C.	12,109	257,841
	Drax Group P.L.C.	2,075,260	7,666,926
	Pennon Group P.L.C.	2,002,765	23,557,505
#	Telecom Plus P.L.C.	212,444	3,593,052
Total Utilities			35,075,324

TOTAL COMMON STOCKS			2,029,448,608

SECURITIES LENDING COLLATERAL — (2.3%)
§@	DFA Short Term Investment Fund	4,059,583	46,969,370
TOTAL INVESTMENTS — (100.0%) (Cost $1,633,139,376)^^			$2,076,417,978

Summary of the Series' investments as of September 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$557,780,523	—	$557,780,523
Consumer Staples	—	106,768,209	—	106,768,209
Energy	—	81,535,017	—	81,535,017
Financials	$599	318,186,130	—	318,186,729
Health Care	—	65,726,324	—	65,726,324
Industrials	8,511,292	482,326,598	—	490,837,890
Information Technology	—	170,432,643	—	170,432,643
Materials	—	152,599,557	—	152,599,557
Telecommunication Services	—	50,506,392	—	50,506,392
Utilities	—	35,075,324	—	35,075,324
Securities Lending Collateral	—	46,969,370	—	46,969,370
TOTAL	$8,511,891	$2,067,906,087	—	$2,076,417,978

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2015
(Unaudited)

		Shares	Value††
COMMON STOCKS — (80.5%)
AUSTRALIA — (40.3%)
*	AAT Corp., Ltd.	99	$—
*	ABM Resources NL	325,867	47,132
	Acrux, Ltd.	660,428	265,117
	Adelaide Brighton, Ltd.	3,668,074	11,250,719
*	Aditya Birla Minerals, Ltd.	630,320	66,580
*	AED Oil, Ltd.	363,401	—
	Ainsworth Game Technology, Ltd.	784,170	1,549,345
*	AJ Lucas Group, Ltd.	152,343	35,509
*	Alkane Resources, Ltd.	1,219,715	201,564
*	Alliance Resources, Ltd.	125,819	12,842
	ALS, Ltd.	877,053	2,852,336
	Altium, Ltd.	222,654	724,028
	Altona Mining, Ltd.	1,108,169	66,204
	Alumina, Ltd.	4,863,138	3,869,008
	AMA Group, Ltd.	18,658	12,335
	Amalgamated Holdings, Ltd.	466,519	4,230,632
	Ansell, Ltd.	528,919	7,003,751
*	Antares Energy, Ltd.	199,346	51,033
	AP Eagers, Ltd.	234,655	1,676,912
*	APN News & Media, Ltd.	4,904,331	1,698,112
*	Aquarius Platinum, Ltd.	4,962,517	507,470
	ARB Corp., Ltd.	472,048	4,565,093
	Ardent Leisure Group	93,983	178,420
	Aristocrat Leisure, Ltd.	2,730,539	16,607,142
	Arrium, Ltd.	17,951,296	1,107,050
*	ASG Group, Ltd.	898,212	648,374
*	Atlantic, Ltd.	21,276	490
	Atlas Iron, Ltd.	5,890,007	116,485
	Ausdrill, Ltd.	1,723,145	364,899
*	Ausenco, Ltd.	448,418	91,300
	Austal, Ltd.	1,148,615	1,822,704
	Austbrokers Holdings, Ltd.	242,519	1,507,881
*	Austin Engineering, Ltd.	504,744	145,604
*	Australian Agricultural Co., Ltd.	2,385,475	2,176,827
	Australian Pharmaceutical Industries, Ltd.	2,403,274	2,567,338
	Australian Vintage, Ltd.	3,979,004	978,044
	Auswide Bank, Ltd.	88,869	324,398
	Automotive Holdings Group, Ltd.	1,464,387	4,079,212
*	Avanco Resources, Ltd.	2,444,368	98,215
	AVJennings, Ltd.	7,051,385	2,746,122
*	AWE, Ltd.	3,356,993	1,476,682
*	Bandanna Energy, Ltd.	337,935	3,736
	Bank of Queensland, Ltd.	40,228	329,324
	BC Iron, Ltd.	1,007,619	160,213
	Beach Energy, Ltd.	9,263,063	2,993,534
	Beadell Resources, Ltd.	2,424,377	240,438
	Bega Cheese, Ltd.	514,153	1,714,357
*	Billabong International, Ltd.	3,784,843	1,730,030
	Blackmores, Ltd.	81,784	8,407,786
	BlueScope Steel, Ltd.	2,315,186	5,898,042
*	Boart Longyear, Ltd.	2,658,836	114,100

*	Boom Logistics, Ltd.	986,820	$69,124
	Boral, Ltd.	198,233	737,263
	Bradken, Ltd.	1,242,062	878,476
	Breville Group, Ltd.	765,489	3,189,281
	Brickworks, Ltd.	174,972	1,910,763
	BT Investment Management, Ltd.	580,053	3,910,923
*	Buccaneer Energy, Ltd.	3,283,586	3,457
*	Bunuru Corp., Ltd.	9	—
*	Buru Energy, Ltd.	316,943	80,474
	Cabcharge Australia, Ltd.	863,423	1,821,177
*	Cape Lambert Resources, Ltd.	726,958	8,708
	Capitol Health, Ltd.	69,077	27,818
*	Capral, Ltd.	58,499	4,124
	Cardno, Ltd.	1,091,060	2,216,275
*	Carnarvon Petroleum, Ltd.	5,095,141	360,539
*	Carnegie Wave Energy, Ltd.	563,165	19,432
	carsales.com, Ltd.	1,702,940	11,731,273
	Cash Converters International, Ltd.	2,245,870	836,779
*	CDS Technologies, Ltd.	13,276	—
	Cedar Woods Properties, Ltd.	323,002	977,051
	Challenger, Ltd.	766,666	3,869,078
*	ChemGenex Pharmaceuticals, Ltd.	115,291	—
*	Clinuvel Pharmaceuticals, Ltd.	48,821	95,473
	Cochlear, Ltd.	10,800	635,490
	Codan, Ltd.	400,153	272,847
*	Coffey International, Ltd.	281,864	32,778
	Collection House, Ltd.	1,978,935	3,162,037
	Collins Foods, Ltd.	289,927	662,261
*	Cooper Energy, Ltd.	336,842	39,238
	Corporate Travel Management, Ltd.	215,271	1,465,869
	Coventry Group, Ltd.	144,778	125,131
	Credit Corp. Group, Ltd.	107,224	770,571
	CSG, Ltd.	848,751	1,040,209
	CSR, Ltd.	3,350,138	6,842,984
*	Cudeco, Ltd.	387,893	312,938
*	Cue Energy Resources, Ltd.	1,378,665	72,573
	Data#3, Ltd.	556,711	458,291
	Decmil Group, Ltd.	867,988	564,810
*	Devine, Ltd.	483,266	225,765
	Dick Smith Holdings, Ltd.	91,564	83,287
	Domino's Pizza Enterprises, Ltd.	286,872	8,159,490
	Downer EDI, Ltd.	2,910,872	6,882,717
*	Drillsearch Energy, Ltd.	3,348,007	1,152,840
	DUET Group	126,724	192,581
	DuluxGroup, Ltd.	3,101,823	11,718,573
	DWS, Ltd.	382,927	263,652
	Echo Entertainment Group, Ltd.	4,207,608	14,397,445
*	Elders, Ltd.	220,688	594,007
*	Emeco Holdings, Ltd.	3,480,007	139,723
*	Energy Resources of Australia, Ltd.	1,156,799	260,515
*	Energy World Corp., Ltd.	4,185,404	588,323
*	Enero Group, Ltd.	12,387	6,121
	Equity Trustees, Ltd.	16,644	266,097

	ERM Power, Ltd.	783,474	$1,233,534
	Ethane Pipeline Income Fund	190,260	223,991
	Euroz, Ltd.	101,762	62,277
	Evolution Mining, Ltd.	3,808,574	3,392,522
	Fairfax Media, Ltd.	14,257,034	8,913,078
	Fantastic Holdings, Ltd.	326,291	516,779
*	FAR, Ltd.	7,004,291	385,891
	Finbar Group, Ltd.	139,365	110,141
	Fleetwood Corp., Ltd.	394,575	430,841
	FlexiGroup, Ltd.	602,740	999,342
	Flight Centre Travel Group, Ltd.	59,958	1,527,167
*	Focus Minerals, Ltd.	154,269	33,358
	G8 Education, Ltd.	789,741	1,628,235
	Gazal Corp., Ltd.	22,520	37,880
*	Gindalbie Metals, Ltd.	814,822	18,380
*	Global Construction Services, Ltd.	4,832	1,683
	GrainCorp, Ltd. Class A	1,251,687	7,991,638
	Grange Resources, Ltd.	1,724,297	121,405
	Greencross, Ltd.	114,296	525,595
*	Gryphon Minerals, Ltd.	283,364	9,804
	GUD Holdings, Ltd.	811,568	4,937,423
	GWA Group, Ltd.	1,861,904	3,260,835
	Hansen Technologies, Ltd.	94,100	205,493
	HFA Holdings, Ltd.	253,134	481,904
*	Hillgrove Resources, Ltd.	163,217	20,039
	Hills, Ltd.	1,277,876	346,431
*	Horizon Oil, Ltd.	6,691,326	444,955
*	Icon Energy, Ltd.	289,487	7,352
*	IDM International, Ltd.	23,969	—
	Iluka Resources, Ltd.	466,325	2,048,679
*	Imdex, Ltd.	1,225,370	159,204
	IMF Bentham, Ltd.	674,782	631,252
	Independence Group NL	1,789,170	3,202,152
*	Infigen Energy	2,021,774	383,084
	Infomedia, Ltd.	2,051,811	1,182,946
	Integrated Research, Ltd.	327,026	627,801
*	Intrepid Mines, Ltd.	331,189	30,347
	InvoCare, Ltd.	901,024	6,897,240
	IOOF Holdings, Ltd.	1,900,338	11,468,079
	IRESS, Ltd.	1,073,207	7,243,237
*	iSelect, Ltd.	62,606	66,186
	JB Hi-Fi, Ltd.	836,109	11,259,888
*	Jupiter Mines, Ltd.	405,443	21,344
	K&S Corp., Ltd.	256,539	238,239
*	Karoon Gas Australia, Ltd.	738,066	864,290
*	Kingsgate Consolidated, Ltd.	1,717,937	874,073
*	Kingsrose Mining, Ltd.	760,046	114,761
*	Lednium, Ltd.	195,019	—
	LogiCamms, Ltd.	38,305	19,131
*	Lonestar Resources, Ltd.	23,123	101,024
*	Lynas Corp., Ltd.	3,390,978	76,424
	M2 Group, Ltd.	1,272,439	8,527,281
	MACA, Ltd.	683,733	423,786

*	Macmahon Holdings, Ltd.	6,319,933	$289,047
	Macquarie Atlas Roads Group	565,764	1,554,087
	Macquarie Telecom Group, Ltd.	25,068	141,174
	Magellan Financial Group, Ltd.	466,192	6,258,629
	Matrix Composites & Engineering, Ltd.	91,569	28,719
*	Maverick Drilling & Exploration, Ltd.	907,264	51,806
	MaxiTRANS Industries, Ltd.	915,613	279,962
*	Mayne Pharma Group, Ltd.	3,767,830	2,725,966
	McMillan Shakespeare, Ltd.	427,034	3,707,345
	McPherson's, Ltd.	506,092	235,300
*	Medusa Mining, Ltd.	1,179,362	316,890
	Melbourne IT, Ltd.	441,811	557,253
*	Mesoblast, Ltd.	99,585	222,173
	Metals X, Ltd.	370,222	312,946
	Metcash, Ltd.	4,871,384	3,616,132
	Mincor Resources NL	1,067,643	184,041
*	Mineral Deposits, Ltd.	466,063	150,670
	Mineral Resources, Ltd.	1,168,088	3,409,247
	MMA Offshore, Ltd.	2,189,075	796,532
	Monadelphous Group, Ltd.	687,485	2,985,056
*	Morning Star Gold NL	332,749	4,811
	Mortgage Choice, Ltd.	680,426	903,110
*	Mount Gibson Iron, Ltd.	4,484,844	552,607
	Myer Holdings, Ltd.	5,669,367	3,519,411
	MyState, Ltd.	169,107	534,669
	Navitas, Ltd.	1,440,089	4,044,685
*	Nearmap, Ltd.	1,029,484	319,731
	New Hope Corp., Ltd.	154,058	191,398
*	Newsat, Ltd.	1,680,867	101,758
*	NEXTDC, Ltd.	31,442	52,271
	NIB Holdings, Ltd.	2,713,689	6,245,997
	Nick Scali, Ltd.	165,818	424,060
*	Noble Mineral Resources, Ltd.	405,717	—
	Northern Star Resources, Ltd.	4,806,957	9,106,656
	NRW Holdings, Ltd.	1,867,109	124,740
	Nufarm, Ltd.	1,141,199	6,555,295
*	OM Holdings, Ltd.	29,193	4,121
*	Orocobre, Ltd.	389,899	458,284
	Orora, Ltd.	1,164,326	1,900,205
	OrotonGroup, Ltd.	131,885	222,821
	Otto Energy, Ltd.	1,936,175	39,478
	OZ Minerals, Ltd.	2,198,276	5,161,776
	OzForex Group, Ltd.	406,107	764,653
*	Pacific Brands, Ltd.	6,093,285	3,057,424
*	Paladin Energy, Ltd.	9,407,049	1,130,553
	Panoramic Resources, Ltd.	1,781,726	358,358
	Patties Foods, Ltd.	42,099	33,999
	Peet, Ltd.	1,645,757	1,243,602
	Peninsula Energy, Ltd.	209,095	146,764
	Perpetual, Ltd.	356,426	9,985,445
*	Perseus Mining, Ltd.	3,040,420	660,555
	Platinum Asset Management, Ltd.	151,071	721,764
*	Platinum Australia, Ltd.	1,442,661	1,114

*	Pluton Resources, Ltd.	20,710	$38
	PMP, Ltd.	2,327,074	866,980
*	Poseidon Nickel, Ltd.	554,377	19,622
	Premier Investments, Ltd.	556,867	5,049,220
*	Prima Biomed, Ltd.	1,409,121	57,619
	Primary Health Care, Ltd.	3,292,878	8,809,553
	Prime Media Group, Ltd.	2,031,951	743,598
	Programmed Maintenance Services, Ltd.	761,433	1,423,004
*	Qantas Airways, Ltd.	3,906,819	10,256,853
	Qube Holdings, Ltd.	1,459,119	2,040,342
*	Quickstep Holdings, Ltd.	159,133	20,177
*	Ramelius Resources, Ltd.	834,228	105,939
	RCG Corp., Ltd.	210,640	190,397
	RCR Tomlinson, Ltd.	1,055,209	1,595,967
	Reckon, Ltd.	356,227	496,044
*	Red 5, Ltd.	9,022	452
*	Redflex Holdings, Ltd.	318,046	53,829
	Reece Australia, Ltd.	231,441	5,689,250
	Regis Resources, Ltd.	2,504,810	3,167,940
	Reject Shop, Ltd. (The)	234,444	1,420,304
*	Resolute Mining, Ltd.	3,987,672	874,324
	Retail Food Group, Ltd.	936,626	2,736,685
	Ridley Corp., Ltd.	1,331,622	1,213,765
*	RiverCity Motorway Group	1,563,354	—
*	RungePincockMinarco, Ltd.	30,702	11,870
	Ruralco Holdings, Ltd.	115,893	292,743
	SAI Global, Ltd.	1,545,041	4,947,519
	Salmat, Ltd.	645,788	284,374
*	Samson Oil & Gas, Ltd.	7,175,499	20,196
	Sandfire Resources NL	570,890	2,182,134
*	Saracen Mineral Holdings, Ltd.	5,111,505	1,811,284
	Schaffer Corp., Ltd.	27,826	90,185
	Sedgman, Ltd.	452,719	267,640
	Select Harvests, Ltd.	485,818	3,806,645
*	Senex Energy, Ltd.	6,438,932	687,016
	Servcorp, Ltd.	314,917	1,537,150
	Service Stream, Ltd.	1,693,203	392,670
	Seven Group Holdings, Ltd.	559,015	1,728,321
	Seven West Media, Ltd.	7,785,820	4,065,933
	Seymour Whyte, Ltd.	8,690	7,647
	Sigma Pharmaceuticals, Ltd.	7,230,980	3,803,743
*	Silex Systems, Ltd.	511,695	153,076
	Silver Chef, Ltd.	87,222	585,115
*	Silver Lake Resources, Ltd.	2,755,624	301,141
	Sims Metal Management, Ltd.	1,382,214	9,431,958
	Sirtex Medical, Ltd.	412,322	9,527,749
	Skilled Group, Ltd.	1,388,531	1,673,209
	Slater & Gordon, Ltd.	2,016,208	4,192,814
	SMS Management & Technology, Ltd.	575,318	2,114,248
	Southern Cross Media Group, Ltd.	3,639,618	2,289,767
	Spark Infrastructure Group	10,385,907	13,715,752
	Specialty Fashion Group, Ltd.	786,397	311,501
*	St Barbara, Ltd.	2,594,632	1,927,562

	Steadfast Group, Ltd.	328,525	$330,525
*	Strike Energy, Ltd.	1,471,668	108,875
	STW Communications Group, Ltd.	2,447,007	1,217,927
*	Sundance Energy Australia, Ltd.	2,512,257	509,830
*	Sundance Resources, Ltd.	8,756,539	99,175
	Sunland Group, Ltd.	729,757	799,476
	Super Retail Group, Ltd.	1,280,749	8,057,365
	Swick Mining Services, Ltd.	106,166	7,358
	Tabcorp Holdings, Ltd.	3,586,818	11,808,420
*	Tap Oil, Ltd.	1,480,490	208,579
	Tassal Group, Ltd.	901,018	2,723,560
	Technology One, Ltd.	1,612,459	4,373,200
*	Ten Network Holdings, Ltd.	10,842,364	1,372,967
	TFS Corp., Ltd.	1,789,688	1,921,250
	Thorn Group, Ltd.	406,023	569,874
*	Tiger Resources, Ltd.	6,540,922	264,639
*	Toro Energy, Ltd.	70,156	2,565
	Tox Free Solutions, Ltd.	867,356	1,574,440
*	Transfield Services, Ltd.	3,089,111	2,306,250
	Transpacific Industries Group, Ltd.	10,319,019	4,956,135
	Treasury Group, Ltd.	14,134	68,795
	Treasury Wine Estates, Ltd.	1,028,330	4,764,990
*	Tribune Resources, Ltd.	3,093	8,661
*	Troy Resources, Ltd.	1,405,543	322,971
	UGL, Ltd.	1,185,950	1,575,914
	UXC, Ltd.	1,872,142	1,652,999
	Veda Group, Ltd.	542,481	1,022,469
	Villa World, Ltd.	232,321	341,735
	Village Roadshow, Ltd.	831,506	4,081,409
*	Virgin Australia Holdings, Ltd.	7,648,897	—
*	Virgin Australia Holdings, Ltd. (B43DQC7)	5,942,525	2,025,808
	Virtus Health, Ltd.	128,205	490,899
	Vision Eye Institute, Ltd.	477,043	355,008
	Vita Group, Ltd.	25,352	33,132
	Vocus Communications, Ltd.	1,634,058	6,767,691
	Watpac, Ltd.	760,701	476,522
	Webjet, Ltd.	511,180	1,517,279
	Webster, Ltd.	125,434	125,332
	Western Areas, Ltd.	1,463,783	2,230,860
*	White Energy Co., Ltd.	643,913	86,536
*	Whitehaven Coal, Ltd.	4,143,411	2,629,620
*	Wollongong Coal, Ltd.	119,865	1,683
	WorleyParsons, Ltd.	481,861	2,017,176
TOTAL AUSTRALIA			568,977,394

CHINA — (0.1%)
*	China Daye Non-Ferrous Metals Mining, Ltd.	16,937,837	317,092
*	Fullshare Holdings, Ltd.	1,462,500	263,428
	Lee's Pharmaceutical Holdings, Ltd.	1,500	1,941
*	Wison Engineering Services Co., Ltd.	150,000	21,802
	Xinyi Solar Holdings, Ltd.	1,130,000	389,275

	Zhuhai Holdings Investment Group, Ltd.	146,000	$19,480
TOTAL CHINA			1,013,018

HONG KONG — (23.3%)
	Aeon Credit Service Asia Co., Ltd.	564,000	374,862
	Aeon Stores Hong Kong Co., Ltd.	248,000	240,191
	Agritrade Resources, Ltd.	830,000	168,025
	Alco Holdings, Ltd.	1,426,000	406,895
	Allan International Holdings	720,000	183,533
	Allied Group, Ltd.	663,200	3,026,680
	Allied Properties HK, Ltd.	11,945,857	2,474,395
*	Anxian Yuan China Holdings, Ltd.	3,100,000	52,264
*	Apac Resources, Ltd.	29,587,350	319,121
*	Applied Development Holdings, Ltd.	210,000	9,534
	APT Satellite Holdings, Ltd.	2,884,500	2,487,201
	Arts Optical International Hldgs, Ltd.	730,000	265,131
	Asia Financial Holdings, Ltd.	2,404,908	922,267
	Asia Satellite Telecommunications Holdings, Ltd.	934,500	1,455,677
	Asia Standard Hotel Group, Ltd.	11,437,218	1,345,681
	Asia Standard International Group, Ltd.	13,041,937	2,434,895
	ASM Pacific Technology, Ltd.	105,200	689,985
	Associated International Hotels, Ltd.	952,000	2,681,300
	Aupu Group Holding Co., Ltd.	3,168,000	809,382
*	Auto Italia Holdings	1,900,000	107,372
*	AVIC Joy Holdings HK, Ltd.	1,630,000	57,050
*	Bel Global Resources Holdings, Ltd.	2,576,000	—
*	Bestway International Holdings, Ltd.	205,000	21,339
	Bonjour Holdings, Ltd.	13,758,600	561,187
	Bossini International Hldg	3,699,500	305,672
	Bright Smart Securities & Commodities Group, Ltd.	322,000	90,997
*	Brightoil Petroleum Holdings, Ltd.	1,947,000	689,029
*	Brockman Mining, Ltd.	22,810,814	472,896
*	Burwill Holdings, Ltd.	27,112,960	1,002,368
	Cafe de Coral Holdings, Ltd.	1,938,000	6,460,939
	CEC International Holdings, Ltd.	516,000	107,517
	Century City International Holdings, Ltd.	6,235,460	419,389
*	Champion Technology Holdings, Ltd.	15,193,089	243,778
	Chen Hsong Holdings	1,212,000	284,710
	Cheuk Nang Holdings, Ltd.	613,067	463,361
*	Cheung Wo International Holdings, Ltd.	846,000	81,850
	Chevalier International Holdings, Ltd.	764,834	1,344,181
*	China Billion Resources, Ltd.	4,876,000	—
*	China Chuanglian Education Group, Ltd.	300,000	9,559
*	China Digicontent Co., Ltd.	2,710,000	—
*	China Energy Development Holdings, Ltd.	52,140,000	1,064,026
	China Flavors & Fragrances Co., Ltd.	215,028	51,335
*	China Infrastructure Investment, Ltd.	7,776,000	103,195
	China Metal International Holdings, Inc.	2,670,000	718,498
	China Motor Bus Co., Ltd.	48,600	485,269
*	China Smarter Energy Group Holdings, Ltd.	7,038,000	657,500
*	China Solar Energy Holdings, Ltd.	1,669,500	7,270
*	China Star Entertainment, Ltd.	46,250,000	179,634
*	China Strategic Holdings, Ltd.	28,316,250	839,825

*	China Ting Group Holdings, Ltd.	2,565,151	$176,821
	Chinney Investments, Ltd.	1,144,000	237,589
	Chow Sang Sang Holdings International, Ltd.	2,244,000	4,510,453
	Chu Kong Shipping Enterprise Group Co., Ltd.	2,492,000	729,349
	Chuang's China Investments, Ltd.	3,700,938	210,917
	Chuang's Consortium International, Ltd.	5,987,043	659,018
	CITIC Telecom International Holdings, Ltd.	10,816,125	3,698,755
	CK Life Sciences Int'l Holdings, Inc.	21,274,000	1,901,732
	CNT Group, Ltd.	8,077,264	361,492
	COL Capital, Ltd.	42,916,800	2,613,434
*	Continental Holdings, Ltd.	450,000	7,816
	Convenience Retail Asia, Ltd.	42,000	21,603
*	Convoy Financial Holdings, Ltd.	4,938,000	262,680
*	CP Lotus Corp.	11,880,000	268,869
*	Crocodile Garments	842,000	108,398
	Cross-Harbour Holdings, Ltd. (The)	671,520	894,882
	CSI Properties, Ltd.	35,276,383	1,124,986
*	CST Mining Group, Ltd.	101,184,000	1,038,102
	CW Group Holdings, Ltd.	2,030,000	898,204
	Dah Sing Banking Group, Ltd.	3,457,116	6,358,054
	Dah Sing Financial Holdings, Ltd.	1,184,544	6,495,618
	Dan Form Holdings Co., Ltd.	3,563,260	573,102
	Dickson Concepts International, Ltd.	1,222,000	443,007
	Dorsett Hospitality International, Ltd.	4,629,200	899,017
	Dragonite International, Ltd.	56,000	4,942
	Eagle Nice International Holdings, Ltd.	1,116,000	226,694
	EcoGreen International Group, Ltd.	1,322,200	294,380
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—
	Emperor Capital Group, Ltd.	8,409,000	657,880
	Emperor Entertainment Hotel, Ltd.	4,360,000	784,237
	Emperor International Holdings, Ltd.	8,116,753	1,566,215
	Emperor Watch & Jewellery, Ltd.	25,650,000	847,782
*	ENM Holdings, Ltd.	14,680,000	761,128
*	EPI Holdings, Ltd.	321,989	13,725
	Esprit Holdings, Ltd.	13,802,950	10,278,985
*	eSun Holdings, Ltd.	4,344,000	382,821
*	Ezcom Holdings, Ltd.	72,576	—
	Fairwood Holdings, Ltd.	620,100	1,755,359
	Far East Consortium International, Ltd.	6,363,258	2,342,282
	FIH Mobile, Ltd.	1,872,000	861,151
	First Pacific Co., Ltd.	1,328,000	813,067
	First Shanghai Investments, Ltd.	696,000	99,217
	Fountain SET Holdings, Ltd.	4,758,000	506,872
	Four Seas Mercantile Holdings, Ltd.	610,000	273,969
	Fujikon Industrial Holdings, Ltd.	736,000	99,802
	Future Bright Holdings, Ltd.	3,288,000	371,374
	G-Resources Group, Ltd.	143,439,600	3,736,050
*	GCL New Energy Holdings, Ltd.	5,868,000	404,412
	Get Nice Holdings, Ltd.	38,664,000	1,380,336
	Giordano International, Ltd.	9,440,000	4,536,807
*	Global Brands Group Holding, Ltd.	14,324,000	2,965,243
	Glorious Sun Enterprises, Ltd.	2,624,000	430,994
	Gold Peak Industries Holding, Ltd.	3,029,642	313,906

	Golden Resources Development International, Ltd.	3,330,500	$206,642
*	Grande Holdings, Ltd. (The)	882,000	8,763
	Great Eagle Holdings, Ltd.	73,887	219,815
	Guangnan Holdings, Ltd.	2,363,600	325,161
	Guoco Group, Ltd.	2,000	23,008
	Guotai Junan International Holdings, Ltd.	12,388,797	3,542,363
	Haitong International Securities Group, Ltd.	8,607,936	4,266,869
	Hanny Holdings, Ltd.	1,850,000	28,630
*	Hao Tian Development Group, Ltd.	8,136,000	582,484
	Harbour Centre Development, Ltd.	935,500	1,593,826
	High Fashion International, Ltd.	268,000	80,679
	HKR International, Ltd.	5,764,736	2,764,855
*	HNA International Investment Holdings, Ltd.	9,981,809	511,108
	Hon Kwok Land Investment Co., Ltd.	314,800	107,737
*	Hong Fok Land, Ltd.	1,210,000	—
	Hong Kong Aircraft Engineering Co., Ltd.	86,000	652,560
	Hong Kong Ferry Holdings Co., Ltd.	824,300	943,171
*	Hong Kong Television Network, Ltd.	2,332,751	493,457
	Hongkong & Shanghai Hotels, Ltd. (The)	1,332,055	1,503,304
	Hongkong Chinese, Ltd.	5,038,000	777,169
	Hop Hing Group Holdings, Ltd.	1,812,000	26,979
	Hopewell Holdings, Ltd.	2,920,000	9,946,018
	Hsin Chong Construction Group, Ltd.	6,931,658	826,303
	Hung Hing Printing Group, Ltd.	2,628,000	329,528
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	11,164,000	4,480,365
*	I-CABLE Communications, Ltd.	2,573,000	170,054
*	Imagi International Holdings, Ltd.	55,488,000	807,743
*	Integrated Waste Solutions Group Holdings, Ltd.	5,574,000	121,061
*	International Standard Resources Holdings, Ltd.	16,576,250	373,594
*	iOne Holdings, Ltd.	9,860,000	371,229
	IPE Group, Ltd.	3,345,000	455,252
*	IRC, Ltd.	9,486,266	326,186
	IT, Ltd.	4,040,532	1,034,020
	ITC Corp., Ltd.	1,008,145	92,811
	ITC Properties Group, Ltd.	4,153,791	1,989,640
*	Jinhui Holdings Co., Ltd.	121,000	16,027
	Johnson Electric Holdings, Ltd.	1,723,750	5,716,823
	K Wah International Holdings, Ltd.	8,142,294	3,246,211
	Ka Shui International Holdings, Ltd.	550,000	44,929
*	Kader Holdings Co., Ltd.	92,000	7,334
	Kam Hing International Holdings, Ltd.	1,830,000	113,635
*	Kantone Holdings, Ltd.	1,012,364	77,859
	Keck Seng Investments	878,600	795,340
	Kerry Logistics Network, Ltd.	659,500	943,221
*	King Pacific International Holdings, Ltd.	1,404,200	—
	Kingmaker Footwear Holdings, Ltd.	1,532,955	307,467
*	Kingston Financial Group, Ltd.	19,359,000	6,738,799
*	Ko Yo Chemical Group, Ltd.	1,596,000	107,848
	Kowloon Development Co., Ltd.	2,443,000	2,802,376
	L'Occitane International SA	9,000	18,779
	Lai Sun Development Co., Ltd.	78,652,466	1,233,567
	Lai Sun Garment International, Ltd.	3,321,680	365,664
	Lam Soon Hong Kong, Ltd.	302,310	199,486

	Landsea Green Properties Co., Ltd.	948,000	$86,184
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	—
	Lerado Group Holding Co., Ltd.	2,674,000	83,102
	Lifestyle International Holdings, Ltd.	1,367,500	1,952,264
	Lippo China Resources, Ltd.	20,922,000	800,371
	Lippo, Ltd.	1,161,700	601,613
	Lisi Group Holdings, Ltd.	4,414,000	320,053
	Liu Chong Hing Investment, Ltd.	1,191,200	1,253,909
	Luen Thai Holdings, Ltd.	1,207,000	187,829
	Luk Fook Holdings International, Ltd.	2,862,000	7,188,583
	Luks Group Vietnam Holdings Co., Ltd.	514,913	159,813
	Lung Kee Bermuda Holdings	1,567,875	425,194
*	Macau Legend Development, Ltd.	2,574,000	367,641
	Magnificent Estates	13,170,000	400,590
	Man Wah Holdings, Ltd.	5,694,800	5,571,588
	Man Yue Technology Holdings, Ltd.	1,104,000	113,468
*	Mason Financial Holdings, Ltd.	14,310,000	519,821
	Matrix Holdings, Ltd.	1,067,414	485,046
	Melbourne Enterprises, Ltd.	39,500	663,318
	Melco International Development, Ltd.	3,557,000	4,354,335
*	Midland Holdings, Ltd.	5,182,000	2,147,993
	Ming Fai International Holdings, Ltd.	1,879,000	177,886
	Miramar Hotel & Investment	845,000	1,337,669
*	Mongolian Mining Corp.	26,307,000	671,055
	NagaCorp, Ltd.	7,546,000	4,537,744
	Nanyang Holdings, Ltd.	133,500	722,051
	National Electronic Hldgs	2,668,600	311,279
	Natural Beauty Bio-Technology, Ltd.	3,920,000	333,830
*	Neo-Neon Holdings, Ltd.	2,337,500	322,219
*	Neptune Group, Ltd.	23,230,000	214,578
	New Century Group Hong Kong, Ltd.	13,351,464	243,484
*	New Times Energy Corp., Ltd.	1,946,400	49,567
	Newocean Energy Holdings, Ltd.	7,642,000	2,897,282
	Next Media, Ltd.	4,295,183	305,722
	Nexteer Automotive Group, Ltd.	986,000	996,766
*	O Luxe Holdings, Ltd.	6,778,500	241,779
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	9,489,706	763,420
	Orient Overseas International, Ltd.	958,500	4,510,041
*	Orient Power Holdings, Ltd.	804,000	—
	Oriental Watch Holdings	3,070,800	412,854
*	Pacific Andes International Holdings, Ltd.	19,435,067	385,863
	Pacific Basin Shipping, Ltd.	12,498,000	3,818,716
	Pacific Textiles Holdings, Ltd.	4,820,000	6,548,683
	Paliburg Holdings, Ltd.	3,062,830	941,028
	Pan Asia Environmental Protection Group, Ltd.	80,000	11,500
	Paradise Entertainment, Ltd.	3,652,000	616,325
	PCCW, Ltd.	104,000	53,804
*	Peace Mark Holdings, Ltd.	2,712,022	—
*	Pearl Oriental Oil, Ltd.	11,577,400	285,017
	Pegasus International Holdings, Ltd.	226,000	64,474
	Perfect Shape PRC Holdings, Ltd.	1,092,000	183,747
	Pico Far East Holdings, Ltd.	4,892,000	1,128,903
*	Ping Shan Tea Group, Ltd.	6,805,325	43,450

	Playmates Holdings, Ltd.	686,000	$714,030
	Playmates Toys, Ltd.	4,796,000	927,943
*	PME Group, Ltd.	810,000	13,148
	Pokfulam Development Co.	234,000	360,971
	Polytec Asset Holdings, Ltd.	11,323,526	1,510,439
	Public Financial Holdings, Ltd.	3,102,000	1,447,199
	PYI Corp., Ltd.	24,147,973	559,868
*	Pyxis Group, Ltd.	1,936,000	—
	Raymond Industrial, Ltd.	30,400	3,698
	Regal Hotels International Holdings, Ltd.	2,871,800	1,496,195
	Rivera Holdings, Ltd.	5,710,000	273,444
	SA SA International Holdings, Ltd.	9,766,000	3,734,579
	Safety Godown Co., Ltd.	386,000	670,347
	Samsonite International SA	87,600	285,699
	SAS Dragon Hldg, Ltd.	2,120,000	371,451
	SEA Holdings, Ltd.	1,124,000	1,285,200
	Shangri-La Asia, Ltd.	12,000	10,403
	Shenwan Hongyuan HK, Ltd.	3,466,250	1,408,401
*	Shougang Concord Grand Group, Ltd.	1,158,000	53,347
*	Shun Ho Technology Holdings, Ltd.	1,254,757	449,668
	Shun Tak Holdings, Ltd.	11,359,419	4,324,330
*	Silver base Group Holdings, Ltd.	1,938,677	284,808
*	Sing Pao Media Enterprises, Ltd.	250,511	—
	Sing Tao News Corp., Ltd.	1,974,000	270,638
	Singamas Container Holdings, Ltd.	10,860,000	1,408,516
*	Sinocan Holdings, Ltd.	350,000	—
	SIS International Holdings	34,000	19,113
	Sitoy Group Holdings, Ltd.	829,000	411,527
	SmarTone Telecommunications Holdings, Ltd.	3,497,068	6,612,664
*	SOCAM Development, Ltd.	1,718,771	1,063,004
*	Solomon Systech International, Ltd.	8,590,000	339,365
	Soundwill Holdings, Ltd.	408,000	487,213
*	South China Holdings Co., Ltd.	13,104,000	935,456
*	South China Land, Ltd.	5,295,170	96,823
*	South Sea Petroleum Holdings, Ltd.	512,000	13,600
	Stella International Holdings, Ltd.	926,500	2,277,457
	Stelux Holdings International, Ltd.	3,011,400	343,019
*	Success Universe Group, Ltd.	6,716,000	164,500
	Sun Hing Vision Group Holdings, Ltd.	358,000	134,793
	Sun Hung Kai & Co., Ltd.	4,352,429	2,998,435
	Sunwah Kingsway Capital Holdings, Ltd.	7,690,000	146,796
*	Symphony Holdings, Ltd.	980,000	87,779
	TAI Cheung Holdings, Ltd.	1,961,000	1,518,724
	Tai Sang Land Development, Ltd.	781,910	397,412
	Tan Chong International, Ltd.	1,176,000	372,227
	Tao Heung Holdings, Ltd.	517,000	172,936
*	Taung Gold International, Ltd.	14,590,000	170,348
	Television Broadcasts, Ltd.	1,518,900	5,078,514
*	Termbray Industries International Holdings, Ltd.	2,304,900	163,849
	Tern Properties Co., Ltd.	51,200	29,585
	Texwinca Holdings, Ltd.	4,488,000	4,053,598
	Tian Teck Land, Ltd.	1,024,000	1,169,122
*	Titan Petrochemicals Group, Ltd.	13,140,000	848

	Tradelink Electronic Commerce, Ltd.	4,802,000	$976,900
	Transport International Holdings, Ltd.	1,015,741	2,691,365
	Trinity, Ltd.	7,614,000	827,355
	Tristate Holdings, Ltd.	188,000	66,327
*	TSC Group Holdings, Ltd.	3,280,000	638,449
	Tsui Wah Holdings, Ltd.	184,000	42,926
*	United Laboratories International Holdings, Ltd. (The)	4,354,000	2,230,755
*	Universal Technologies Holdings, Ltd.	7,410,000	518,524
*	Up Energy Development Group, Ltd.	3,929,000	147,497
	Upbest Group, Ltd.	36,000	8,976
*	Value Convergence Holdings, Ltd.	1,848,000	345,772
	Value Partners Group, Ltd.	5,396,000	5,111,470
	Van Shung Chong Holdings, Ltd.	1,248,002	173,956
*	Vanke Property Overseas, Ltd.	49,000	35,106
	Varitronix International, Ltd.	2,023,293	1,350,468
	Vedan International Holdings, Ltd.	3,272,000	170,708
	Victory City International Holdings, Ltd.	7,660,077	1,124,556
	Vitasoy International Holdings, Ltd.	4,703,000	7,025,448
*	VS International Group, Ltd.	488,000	27,757
	VST Holdings, Ltd.	4,999,600	1,365,030
	VTech Holdings, Ltd.	363,000	4,307,333
	Wai Kee Holdings, Ltd.	7,640,738	2,367,175
	Win Hanverky Holdings, Ltd.	1,812,000	276,997
*	Winfull Group Holdings, Ltd.	9,512,000	487,583
	Wing On Co. International, Ltd.	759,000	2,363,761
	Wing Tai Properties, Ltd.	1,923,331	1,067,125
	Wong's International Holdings, Ltd.	737,641	241,630
	Wong's Kong King International	120,000	10,167
	Xinyi Glass Holdings, Ltd.	16,280,000	7,287,841
	Yangtzekiang Garment, Ltd.	606,500	210,938
	Yau Lee Holdings, Ltd.	534,000	80,580
	Yeebo International Hldg	572,000	118,106
	YGM Trading, Ltd.	447,000	404,273
	YT Realty Group, Ltd.	749,000	289,061
*	Yuan Heng Gas Holdings, Ltd.	1,176,000	104,995
	Yugang International, Ltd.	90,818,000	1,307,982
TOTAL HONG KONG			328,839,414

NEW ZEALAND — (8.0%)
*	a2 Milk Co., Ltd.	1,012,854	454,279
	Abano Healthcare Group, Ltd.	30,725	157,264
	Air New Zealand, Ltd.	3,693,701	5,812,192
	Briscoe Group, Ltd.	2,235	4,059
*	Chorus, Ltd.	2,039,965	3,490,703
	Colonial Motor Co., Ltd. (The)	144,588	520,285
	Contact Energy, Ltd.	1,342,197	4,259,390
*	Diligent Corp	79,753	264,728
	Ebos Group, Ltd.	442,402	3,531,280
	Fisher & Paykel Healthcare Corp., Ltd.	4,200,605	19,086,250
	Freightways, Ltd.	974,609	3,464,595
	Hallenstein Glasson Holdings, Ltd.	242,445	543,776
	Heartland New Zealand, Ltd.	252,188	180,793
	Hellaby Holdings, Ltd.	384,437	741,156

	Infratil, Ltd.	3,201,309	$6,268,378
	Kathmandu Holdings, Ltd.	663,170	595,102
	Mainfreight, Ltd.	539,049	5,225,251
	Marsden Maritime Holdings, Ltd.	6,933	11,002
	Methven, Ltd.	93,877	60,026
	Metlifecare, Ltd.	516,195	1,398,364
	Michael Hill International, Ltd.	1,490,263	918,229
	Mighty River Power, Ltd.	79,127	127,465
	Millennium & Copthorne Hotels New Zealand, Ltd.	406,992	376,923
	New Zealand Oil & Gas, Ltd.	1,659,791	447,551
	New Zealand Refining Co., Ltd. (The)	574,344	1,252,365
	Nuplex Industries, Ltd.	1,278,378	3,185,354
	NZX, Ltd.	952,265	597,668
	Opus International Consultants, Ltd.	12,925	9,673
*	Pacific Edge, Ltd.	418,982	134,206
	PGG Wrightson, Ltd.	999,976	253,247
*	Pike River Coal, Ltd.	490,805	—
	Port of Tauranga, Ltd.	515,305	5,602,071
*	Pumpkin Patch, Ltd.	144,500	11,549
	Restaurant Brands New Zealand, Ltd.	459,407	1,157,303
*	Richina Pacific, Ltd.	274,180	—
*	Rubicon, Ltd.	1,442,620	260,275
	Ryman Healthcare, Ltd.	2,338,582	10,953,913
	Sanford, Ltd.	382,357	1,210,380
	Scott Technology, Ltd.	39,805	35,057
	Skellerup Holdings, Ltd.	544,971	450,106
	SKY Network Television, Ltd.	2,080,268	6,199,485
	SKYCITY Entertainment Group, Ltd.	4,352,955	10,426,609
	Steel & Tube Holdings, Ltd.	441,625	755,127
	Summerset Group Holdings, Ltd.	403,479	912,593
	Tourism Holdings, Ltd.	267,004	368,536
	Tower, Ltd.	871,114	1,114,935
	Trade Me Group, Ltd.	1,612,087	3,782,730
	TrustPower, Ltd.	70,988	336,841
	Vector, Ltd.	1,288,750	2,600,108
	Warehouse Group, Ltd. (The)	698,604	1,118,988
*	Xero, Ltd.	149,369	1,443,721
	Z Energy, Ltd.	59,640	246,687
TOTAL NEW ZEALAND			112,358,568

SINGAPORE — (8.8%)
*	Abterra, Ltd.	531,800	161,722
	Amara Holdings, Ltd.	922,800	287,110
	ASL Marine Holdings, Ltd.	816,600	211,140
	Aspial Corp., Ltd.	72,959	15,899
*	Ausgroup, Ltd.	3,548,500	279,798
	Baker Technology, Ltd.	1,272,000	171,767
	Banyan Tree Holdings, Ltd.	1,022,900	290,869
*	Biosensors International Group, Ltd.	6,409,437	3,048,168
	Bonvests Holdings, Ltd.	950,000	802,044
*	Boustead Projects, Ltd.	497,612	257,478
	Boustead Singapore, Ltd.	1,658,706	874,652
	Breadtalk Group, Ltd.	881,800	703,455

*	Broadway Industrial Group, Ltd.	1,557,200	$201,915
	Bukit Sembawang Estates, Ltd.	599,603	1,935,171
	Bund Center Investment, Ltd.	2,639,300	332,332
	Centurion Corp., Ltd.	825,900	244,310
	China Aviation Oil Singapore Corp., Ltd.	1,540,999	683,462
	China Merchants Holdings Pacific, Ltd.	1,090,809	683,272
	Chip Eng Seng Corp., Ltd.	3,445,300	1,480,149
	Chuan Hup Holdings, Ltd.	3,853,500	896,821
	Civmec, Ltd.	53,200	15,293
	Cordlife Group, Ltd.	98,500	87,579
	Cosco Corp. Singapore, Ltd.	6,805,600	1,793,401
	Creative Technology, Ltd.	272,200	204,187
	CSC Holdings, Ltd.	1,097,800	24,812
	CSE Global, Ltd.	3,285,200	1,166,500
	CWT, Ltd.	1,403,400	1,951,755
	Datapulse Technology, Ltd.	89,000	5,288
*	Del Monte Pacific, Ltd.	1,458,464	313,469
*	Delong Holdings, Ltd.	1,231,000	85,718
*	DMX Technologies Group, Ltd.	2,096,000	171,872
	Dyna-Mac Holdings, Ltd.	2,194,400	267,970
	Elec & Eltek International Co., Ltd.	147,000	105,281
	Ellipsiz, Ltd.	123,000	8,162
	EnGro Corp., Ltd.	354,000	247,717
	Eu Yan Sang International, Ltd.	786,600	224,679
	Ezion Holdings, Ltd.	3,739,560	1,719,296
*	Ezra Holdings, Ltd.	16,462,023	1,360,076
	Falcon Energy Group, Ltd.	2,008,800	324,780
	Far East Orchard, Ltd.	1,074,985	1,169,886
	First Resources, Ltd.	1,118,000	1,288,472
	First Sponsor Group, Ltd.	440,661	376,759
	FJ Benjamin Holdings, Ltd.	1,185,700	74,870
*	Food Empire Holdings, Ltd.	1,256,400	205,333
	Fragrance Group, Ltd.	6,077,000	833,019
	Frasers Centrepoint, Ltd.	161,900	169,000
	Fu Yu Corp., Ltd.	183,300	19,152
*	Gallant Venture, Ltd.	4,927,900	799,099
*	Geo Energy Resources, Ltd.	432,000	33,073
	GK Goh Holdings, Ltd.	1,484,065	883,707
	Global Premium Hotels, Ltd.	559,480	116,238
*	Global Yellow Pages, Ltd.	44,850	5,503
*	GMG Global, Ltd.	1,788,330	427,891
	Golden Agri-Resources, Ltd.	5,544,600	1,288,780
	GP Batteries International, Ltd.	235,000	143,644
	GP Industries, Ltd.	2,567,609	1,237,887
	GSH Corp., Ltd.	60,860	11,763
	GuocoLand, Ltd.	395,714	513,794
	GuocoLeisure, Ltd.	3,267,800	1,829,497
*	Hanwell Holdings, Ltd.	1,771,219	293,148
*	Healthway Medical Corp., Ltd.	4,325,576	106,841
*	HG Metal Manufacturing, Ltd.	1,421,500	44,032
	Hi-P International, Ltd.	1,271,600	343,155
	Hiap Hoe, Ltd.	353,000	173,695
*	HLH Group, Ltd.	6,882,400	52,833

	Ho Bee Land, Ltd.	1,604,700	$2,200,935
	Hong Fok Corp., Ltd.	3,228,540	1,531,365
	Hong Leong Asia, Ltd.	690,700	432,914
	Hotel Grand Central, Ltd.	1,461,261	1,234,887
	Hour Glass, Ltd. (The)	1,814,832	866,822
	HTL International Holdings, Ltd.	1,063,843	157,225
	HupSteel, Ltd.	1,572,875	152,518
	Hwa Hong Corp., Ltd.	2,123,500	473,867
	Hyflux, Ltd.	3,165,300	1,540,568
	Indofood Agri Resources, Ltd.	3,368,800	1,174,079
*	InnoTek, Ltd.	512,500	61,485
	Innovalues, Ltd.	1,115,000	502,582
	Interplex Holdings, Ltd.	1,314,300	602,072
*	Interra Resources, Ltd.	396,000	22,467
	IPC Corp., Ltd.	414,300	397,525
	Isetan Singapore, Ltd.	119,000	360,430
*	Jiutian Chemical Group, Ltd.	9,838,300	131,599
*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—
	k1 Ventures, Ltd.	4,952,600	656,212
	Keppel Infrastructure Trust	4,622,832	1,707,331
	Keppel Telecommunications & Transportation, Ltd.	1,369,300	1,304,859
	Koh Brothers Group, Ltd.	1,432,000	257,182
	KSH Holdings, Ltd.	52,000	19,559
*	Li Heng Chemical Fibre Technologies, Ltd.	410,600	149,317
	Lian Beng Group, Ltd.	2,238,100	818,565
*	Linc Energy, Ltd.	1,925,817	138,806
	Low Keng Huat Singapore, Ltd.	889,800	336,986
	Lum Chang Holdings, Ltd.	1,094,030	296,004
	M1, Ltd.	405,900	805,224
	Mandarin Oriental International, Ltd.	24,900	37,989
*	Marco Polo Marine, Ltd.	884,000	117,704
	Maxi-Cash Financial Services Corp., Ltd.	2,918	313
*	mDR, Ltd.	3,997,000	14,075
	Mermaid Maritime PCL	1,741,200	185,705
	Metro Holdings, Ltd.	2,026,092	1,232,164
	Mewah International, Inc.	1,183,000	248,256
	Midas Holdings, Ltd.	7,943,100	1,485,871
	Nam Cheong, Ltd.	6,922,840	805,327
*	Neptune Orient Lines, Ltd.	3,386,600	2,300,801
	New Toyo International Holdings, Ltd.	1,624,000	239,829
	Noble Group, Ltd.	12,938,200	3,785,777
	NSL, Ltd.	409,900	410,893
*	OKH Global, Ltd.	1,252,200	571,962
	Olam International, Ltd.	247,400	352,160
	OSIM International, Ltd.	1,757,300	2,009,489
*	Otto Marine, Ltd.	549,175	114,393
	OUE Hospitality Trust	310,500	174,421
	OUE, Ltd.	1,809,700	2,280,773
	Oxley Holdings, Ltd.	1,061,700	295,342
	Pacific Radiance, Ltd.	452,600	100,684
	Pan-United Corp., Ltd.	1,948,600	869,142
	Penguin International, Ltd.	1,577,100	134,567
	Petra Foods, Ltd.	781,000	1,378,722

	Q&M Dental Group Singapore, Ltd.	1,525,000	$762,749
	QAF, Ltd.	1,255,162	896,737
	Raffles Education Corp., Ltd.	4,176,710	806,317
	Raffles Medical Group, Ltd.	633,091	2,011,431
	Religare Health Trust	103,800	69,397
*	RH Petrogas, Ltd.	66,800	6,507
	Rickmers Maritime	969,789	153,765
	Riverstone Holdings, Ltd.	28,700	32,268
	Rotary Engineering, Ltd.	1,443,100	344,617
	Roxy-Pacific Holdings, Ltd.	297,500	99,452
*	S I2I, Ltd.	31,655	17,535
	San Teh, Ltd.	358,087	61,021
	SATS, Ltd.	990,600	2,668,452
	SBS Transit, Ltd.	926,200	1,143,067
	SembCorp Marine, Ltd.	53,900	87,020
	Sheng Siong Group, Ltd.	1,870,800	1,086,343
	SHS Holdings, Ltd.	2,304,100	412,371
	SIIC Environment Holdings, Ltd.	22,720	13,425
	Sim Lian Group, Ltd.	2,216,555	1,372,921
	Sinarmas Land, Ltd.	5,746,800	2,287,820
	Sing Holdings, Ltd.	1,134,000	231,225
	Sing Investments & Finance, Ltd.	297,675	254,840
	Singapore Post, Ltd.	537,600	641,189
	Singapore Reinsurance Corp., Ltd.	1,514,530	345,895
	Singapore Shipping Corp., Ltd.	1,640,700	326,907
	Singapura Finance, Ltd.	348,124	236,049
*	Sino Grandness Food Industry Group, Ltd.	2,095,300	436,981
	SMRT Corp., Ltd.	2,688,700	2,468,552
	Stamford Land Corp., Ltd.	3,188,100	1,107,171
	Straco Corp., Ltd.	130,000	80,521
	Sunningdale Tech, Ltd.	724,360	405,326
*	SunVic Chemical Holdings, Ltd.	1,979,700	307,879
	Super Group, Ltd.	2,548,900	1,382,297
	Swiber Holdings, Ltd.	2,895,250	399,071
	Swissco Holdings, Ltd.	768,400	133,906
	Tat Hong Holdings, Ltd.	2,013,500	686,659
*	Thakral Corp., Ltd.	183,065	38,991
	Tiong Woon Corp. Holding, Ltd.	2,090,650	217,485
	Tuan Sing Holdings, Ltd.	4,076,571	830,337
	UMS Holdings, Ltd.	1,888,400	670,851
	United Engineers, Ltd.	2,765,928	3,743,022
	United Overseas Insurance, Ltd.	181,850	557,236
	UOB-Kay Hian Holdings, Ltd.	1,887,972	1,930,578
	UOL Group, Ltd.	141,600	599,518
	UPP Holdings, Ltd.	2,972,500	314,443
	Valuetronics Holdings, Ltd.	347,100	100,150
*	Vard Holdings, Ltd.	3,937,100	1,220,812
	Venture Corp., Ltd.	1,654,300	9,640,013
	Vibrant Group, Ltd.	9,359,579	487,411
	Vicom, Ltd.	116,600	491,825
	Wee Hur Holdings, Ltd.	2,670,400	545,514
	Wheelock Properties Singapore, Ltd.	1,175,400	1,245,322
	Wing Tai Holdings, Ltd.	2,762,267	3,245,301

Yeo Hiap Seng, Ltd.	223,731	$204,041
YHI International, Ltd.	1,174,000	186,711
* Yongnam Holdings, Ltd.	1,984,800	557,526
Zhongmin Baihui Retail Group, Ltd.	26,900	33,239
TOTAL SINGAPORE		124,198,193

TOTAL COMMON STOCKS		1,135,386,587

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
* Centrebet International, Ltd. Claim Units Rights	81,336	—
* Centrebet International, Ltd. Litigation Rights	81,336	—
TOTAL AUSTRALIA		—

HONG KONG — (0.0%)
* Enviro Energy International Holdings, Ltd. Warrants 11/17/16	1,171,800	2,570
* International Standard Resources Holdings, Ltd. Rights 10/05/15	4,144,062	2,674
TOTAL HONG KONG		5,244

TOTAL RIGHTS/WARRANTS		5,244

SECURITIES LENDING COLLATERAL — (19.5%)
§@ DFA Short Term Investment Fund	23,782,565	275,164,277
TOTAL INVESTMENTS — (100.0%) (Cost $1,714,173,089)^^		$1,410,556,108

Summary of the Series' investments as of September 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$146,764	$568,830,630	—	$568,977,394
China	—	1,013,018	—	1,013,018
Hong Kong	—	328,839,414	—	328,839,414
New Zealand	—	112,358,568	—	112,358,568
Singapore	782,300	123,415,893	—	124,198,193
Rights/Warrants
Australia	—	—	—	—
Hong Kong	—	5,244	—	5,244
Securities Lending Collateral	—	275,164,277	—	275,164,277
TOTAL	$929,064	$1,409,627,044	—	$1,410,556,108

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2015
(Unaudited)

		Shares	Value††
COMMON STOCKS — (90.9%)
AUSTRIA — (2.5%)
	Agrana Beteiligungs AG	16,785	$1,430,282
	AMAG Austria Metall AG	3,703	132,356
	Andritz AG	44,363	1,999,038
	Atrium European Real Estate, Ltd.	648,431	2,837,833
	Austria Technologie & Systemtechnik AG	154,803	2,284,356
	BUWOG AG	231,569	4,926,145
	CA Immobilien Anlagen AG	222,167	4,090,134
*	Conwert Immobilien Invest SE	338,470	4,573,231
	DO & CO AG	29,001	2,354,697
	EVN AG	199,009	2,190,757
	Flughafen Wien AG	18,253	1,647,376
*	IMMOFINANZ AG	15,360	35,430
	Josef Manner & Co. AG	870	45,517
	Kapsch TrafficCom AG	30,685	1,006,868
	Lenzing AG	51,632	3,876,725
	Mayr Melnhof Karton AG	49,254	5,688,467
	Oberbank AG	41,134	2,359,664
	Oesterreichische Post AG	194,685	6,684,387
	Palfinger AG	76,783	2,067,913
	POLYTEC Holding AG	92,160	701,296
	Porr AG	47,954	1,231,286
*	Raiffeisen Bank International AG	382,137	5,022,127
	RHI AG	137,992	2,790,584
	Rosenbauer International AG	18,560	1,499,482
	S IMMO AG	308,031	2,618,477
	Schoeller-Bleckmann Oilfield Equipment AG	52,123	2,944,879
	Semperit AG Holding	69,369	2,105,474
	Strabag SE	99,312	2,235,675
	Telekom Austria AG	177,810	1,003,146
	UBM Development AG	314	12,044
	UNIQA Insurance Group AG	562,319	4,875,883
	Verbund AG	48,107	638,078
	Vienna Insurance Group AG Wiener Versicherung Gruppe	38,488	1,134,847
	Wienerberger AG	552,075	9,727,915
	Wolford AG	11,252	276,532
	Zumtobel Group AG	166,510	3,661,440
TOTAL AUSTRIA			92,710,341

BELGIUM — (4.0%)
*	Ablynx NV	303,349	3,910,841
	Ackermans & van Haaren NV	134,383	19,697,746
*	AGFA-Gevaert NV	965,465	3,490,936
	Atenor Group	6,678	310,672
	Banque Nationale de Belgique	986	3,518,085
	Barco NV	65,535	4,232,065
	Bekaert SA	183,930	4,846,138
*	BHF Kleinwort Benson Group	329,899	1,968,916
	bpost SA	213,711	5,081,964
	Cie d'Entreprises CFE	49,147	6,236,827
	Cie Immobiliere de Belgique SA	14,576	716,723
*	Cie Maritime Belge SA	63,930	1,096,348

	Co.Br.Ha Societe Commerciale de Brasserie SA	111	$374,714
	D'ieteren SA	131,557	5,082,490
	Deceuninck NV	358,205	967,140
	Econocom Group SA	343,333	2,982,145
	Elia System Operator SA	169,789	8,268,892
	Euronav NV	587,800	8,222,090
	EVS Broadcast Equipment SA	74,156	1,916,272
	Exmar NV	174,456	1,618,734
	Fagron	127,980	2,439,860
*	Galapagos NV	148,075	6,081,351
	Gimv NV	14,240	649,294
*	Hamon & CIE SA	4,159	32,992
	Ion Beam Applications	115,719	3,734,344
	Jensen-Group NV	13,482	300,286
	Kinepolis Group NV	94,699	3,683,536
	Lotus Bakeries	1,454	2,797,693
*	MDxHealth	180,487	784,280
	Melexis NV	113,838	5,273,419
*	Mobistar SA	167,280	3,605,931
*	Nyrstar NV	1,759,895	3,952,183
	Picanol	28,800	1,481,577
*	RealDolmen	8,137	151,857
	RealDolmen NV	120	3
	Recticel SA	212,339	1,175,605
*	Rentabiliweb Group	18,045	136,060
	Resilux	5,006	929,295
*	Roularta Media Group NV	10,263	193,442
	Sioen Industries NV	50,430	917,871
	Sipef SA	29,613	1,413,958
	TER Beke SA	2,260	216,271
*	Tessenderlo Chemie NV	190,301	5,588,537
*	ThromboGenics NV	159,152	667,520
	Umicore SA	434,045	16,739,512
	Van de Velde NV	36,017	2,328,691
*	Viohalco SA	583,796	1,406,703
TOTAL BELGIUM			151,221,809

DENMARK — (4.7%)
	ALK-Abello A.S.	30,494	3,495,727
	Alm Brand A.S.	468,716	2,696,927
	Ambu A.S. Class B	124,859	3,383,576
	Arkil Holding A.S. Class B	504	92,561
*	Bang & Olufsen A.S.	167,328	1,163,353
	BankNordik P/F	1,753	40,376
*	Bavarian Nordic A.S.	143,640	5,708,978
	Brodrene Hartmann A.S.	13,519	488,055
*	D/S Norden A.S.	132,398	2,923,621
	DFDS A/S	156,210	4,975,314
	Djurslands Bank A.S.	8,970	354,648
	FE Bording A.S.	426	53,962
	FLSmidth & Co. A.S.	260,041	8,630,594
	Fluegger A.S. Class B	4,198	218,559
*	Genmab A.S.	217,338	19,985,256

	GN Store Nord A.S.	826,732	$14,852,022
*	GPV Industri A.S. Series B	2,200	—
*	Greentech Energy Systems A.S.	12,775	13,311
	Gronlandsbanken A.S.	1,125	101,986
*	H Lundbeck A.S.	248,731	6,631,593
*	H+H International A.S. Class B	40,093	337,327
	Harboes Bryggeri A.S. Class B	16,516	248,363
	IC Group A.S.	38,440	1,093,693
*	Jeudan A.S.	5,659	573,279
*	Jyske Bank A.S.	231,649	12,816,815
	Lan & Spar Bank	4,981	310,245
	NKT Holding A.S.	121,196	6,398,724
	Nordjyske Bank A.S.	33,430	608,280
*	Parken Sport & Entertainment A.S.	33,556	291,678
	PER Aarsleff A.S. Class B	10,732	3,683,653
	Ringkjoebing Landbobank A.S.	23,199	5,167,746
	Roblon A.S. Class B	2,700	101,165
	Rockwool International A.S. Class B	30,771	4,386,102
	Royal Unibrew A.S.	227,860	8,531,389
	RTX A.S.	29,629	385,960
*	Santa Fe Group A.S.	67,465	587,492
	Schouw & Co.	71,589	3,852,976
	SimCorp A.S.	209,269	10,540,266
	Solar A.S. Class B	26,813	1,616,738
	Spar Nord Bank A.S.	391,124	4,461,331
	Sydbank A.S.	351,217	13,367,986
	TDC A.S.	76,696	395,547
	Tivoli A.S.	937	519,479
*	TK Development A.S.	547,584	659,210
*	Topdanmark A.S.	491,266	13,956,463
*	Topsil Semiconductor Matls	593,143	30,291
	United International Enterprises	10,218	1,620,532
*	Vestjysk Bank A.S.	53,413	70,253
*	William Demant Holding A.S.	65,934	5,477,670
*	Zealand Pharma A.S.	62,015	1,368,185
TOTAL DENMARK			179,269,257

FINLAND — (6.4%)
	Ahlstrom Oyj	46,794	369,432
	Aktia Bank Oyj	58,113	708,498
	Alandsbanken Abp Class B	21,354	391,720
	Alma Media Oyj	268,739	774,695
	Amer Sports Oyj	641,324	16,312,515
	Apetit Oyj	18,766	282,337
	Aspo Oyj	92,762	670,618
	Atria Oyj	45,958	400,404
	BasWare Oyj	43,305	1,893,576
*	Biotie Therapies Oyj	1,711,848	300,322
	Bittium Oyj	355,564	1,996,996
	Cargotec Oyj	238,920	6,531,497
	Caverion Corp.	522,975	5,229,181
	Citycon Oyj	2,156,160	5,305,789
	Comptel Oyj	326,527	434,334

	Cramo Oyj	185,070	$3,864,666
	Digia Oyj	48,912	302,381
	Elisa Oyj	734,075	24,831,661
	F-Secure Oyj	524,454	1,449,810
*	Finnair Oyj	413,220	1,417,607
*	Finnlines Oyj	120,809	2,026,222
	Fiskars Oyj Abp	190,312	3,826,071
*	GeoSentric Oyj	244,900	—
	Glaston Oyj Abp	46,084	23,595
	HKScan Oyj Class A	142,670	625,345
	Huhtamaki Oyj	467,536	14,287,317
	Ilkka-Yhtyma Oyj	61,503	136,669
	Kemira Oyj	637,200	7,356,303
	Kesko Oyj Class A	1,480	47,968
	Kesko Oyj Class B	345,206	12,227,500
	Konecranes Oyj	262,339	6,567,585
	Lassila & Tikanoja Oyj	171,857	3,453,334
*	Lemminkainen Oyj	30,098	390,277
	Metsa Board Oyj	1,498,878	8,451,579
	Metso Oyj	435,774	9,065,295
	Munksjo Oyj	24,345	204,222
	Neste Oyj	395,051	9,092,061
	Nokian Renkaat Oyj	623,433	20,181,484
	Okmetic Oyj	66,625	527,096
	Olvi Oyj Class A	68,749	1,696,355
*	Oriola-KD Oyj Class A	6,054	28,361
*	Oriola-KD Oyj Class B	628,439	3,024,378
	Orion Oyj Class A	126,645	4,847,225
	Orion Oyj Class B	420,544	15,913,519
*	Outokumpu Oyj	1,055,895	2,438,141
	Outotec Oyj	695,264	2,574,388
	PKC Group Oyj	115,436	2,099,235
	Ponsse Oy	45,516	751,652
*	Poyry Oyj	188,253	758,304
	Raisio Oyj Class V	548,453	2,638,938
	Ramirent Oyj	336,343	2,579,761
	Rapala VMC Oyj	109,543	593,944
	Revenio Group Oyj	23,248	600,528
	Saga Furs Oyj	10,953	229,377
	Sanoma Oyj	368,215	1,360,100
	SRV Group Oyj	15,301	43,184
*	Stockmann Oyj Abp(5462371)	42,474	312,637
*	Stockmann Oyj Abp(5462393)	141,026	1,098,758
	Technopolis Oyj	562,359	2,164,700
	Teleste Oyj	51,802	440,386
	Tieto Oyj	295,694	7,468,932
	Tikkurila Oyj	190,569	3,167,026
	Uponor Oyj	283,661	3,684,879
	Vaisala Oyj Class A	44,325	1,178,088
	Valmet OYJ	342,154	3,316,282
	Viking Line Abp	10,366	199,319

	YIT Oyj	484,437	$2,650,552
TOTAL FINLAND			239,816,911

FRANCE — (11.2%)
	ABC Arbitrage	25,447	142,185
	Actia Group	48,398	260,333
*	Air France-KLM	1,111,495	7,771,180
	Akka Technologies	46,502	1,202,313
	Albioma SA	99,556	1,658,475
	Altamir	78,941	873,787
	Alten SA	135,328	6,950,694
	Altran Technologies SA	771,932	8,974,896
	April SA	74,473	1,081,888
*	Archos	111,720	193,857
	Arkema SA	179,058	11,606,174
	Assystem	63,007	1,291,645
	Aubay	23,726	410,780
	Audika Groupe	22,298	442,216
	Aurea SA	862	4,842
	Axway Software SA	28,746	696,681
	Bastide le Confort Medical	8,920	191,354
	Beneteau SA	193,357	2,875,493
	BioMerieux	71,574	7,743,725
	Boiron SA	38,334	3,697,913
	Bollore SA	536,467	2,615,514
	Bonduelle S.C.A.	76,003	1,953,477
	Burelle SA	3,739	2,377,407
	Catering International Services	14,124	233,730
*	Cegedim SA	23,645	953,307
	Cegid Group SA	26,749	1,128,890
*	CGG SA	776,088	2,681,677
	Chargeurs SA	91,724	763,452
	Cie des Alpes	38,937	767,388
*	Derichebourg SA	554,692	1,595,517
	Devoteam SA	26,531	870,024
	Dom Security	2,414	80,395
	Edenred	646,954	10,593,598
	Eiffage SA	217,339	13,444,667
	Electricite de Strasbourg SA	21,168	2,512,632
*	Eramet	28,909	1,066,574
*	Esso SA Francaise	14,431	999,731
*	Etablissements Maurel et Prom	415,136	1,540,329
	Euler Hermes Group	56,006	5,195,783
	Eurofins Scientific SE	47,119	14,489,528
	Exel Industries Class A	10,330	547,107
	Faiveley Transport SA	34,183	3,532,151
	Faurecia	306,467	9,557,800
	Fimalac	23,331	2,184,065
	Fleury Michon SA	5,962	416,211
*	GameLoft SE	305,202	1,124,334
	Gaumont SA	13,521	713,823
	Gaztransport Et Technigaz SA	40,111	2,083,341
	GEA	2,433	203,929

*	GECI International	59,392	$—
	Gevelot SA	3,466	477,254
	GFI Informatique SA	868	5,663
	GL Events	46,718	904,090
	Groupe Crit	23,459	1,215,925
*	Groupe Flo	35,997	94,389
*	Groupe Fnac SA	39,692	2,270,471
	Groupe Gorge	20,272	516,691
	Groupe Open	26,685	370,880
	Guerbet	33,267	2,367,934
	Haulotte Group SA	70,603	992,878
	Havas SA	157,967	1,290,566
	Herige SADCS	6,914	176,911
*	Hi-Media SA	18,026	86,826
*	Hipay Group SA	24,579	193,336
	Imerys SA	37,433	2,404,789
	Interparfums SA	48,452	1,242,219
	Ipsen SA	170,560	10,580,445
	IPSOS	161,750	3,177,087
	Jacquet Metal Service	67,512	914,094
	Korian SA	191,713	7,221,388
	Lagardere SCA	619,304	17,160,389
	Lanson-BCC	8,795	319,665
	Laurent-Perrier	12,372	1,067,318
*	Le Noble Age	24,612	587,748
	Lectra	116,672	1,294,402
	Linedata Services	2,105	70,594
	LISI	91,883	2,486,973
	Maisons France Confort SA	15,298	646,842
	Manitou BF SA	48,399	811,840
	Manutan International	14,076	676,135
	Mersen	71,811	1,447,463
*	METabolic EXplorer SA	125,599	451,054
	Metropole Television SA	293,607	5,614,672
	MGI Coutier	56,309	896,347
	Montupet	36,225	2,135,555
	Mr Bricolage	30,731	430,027
*	Naturex	30,862	2,193,003
	Neopost SA	173,646	4,526,238
*	Nexans SA	175,006	5,911,806
	Nexity SA	159,595	6,882,534
	NextRadioTV	30,079	1,220,356
*	Nicox	206,753	388,118
*	NRJ Group	71,278	665,790
	Oeneo SA	55,721	408,709
*	Onxeo SA(B04P0G6)	38,734	149,647
*	Onxeo SA(BPFJVR0)	48,958	190,462
	Orpea	159,888	12,721,481
*	Parrot SA	46,115	2,251,243
*	Pierre & Vacances SA	25,491	690,387
	Plastic Omnium SA	318,364	7,313,596
	PSB Industries SA	8,161	425,281
	Rallye SA	120,177	1,969,969

*	Recylex SA	83,164	$97,732
	Rexel SA	1,044,821	12,862,299
	Robertet SA	3,063	767,403
	Rothschild & Co	15,091	439,602
	Rubis SCA	195,671	14,553,095
	Saft Groupe SA	156,473	5,118,412
	Samse SA	8,068	1,077,862
	Sartorius Stedim Biotech	17,869	5,318,257
	Savencia SA	33,142	2,125,894
	SEB SA	120,657	11,127,954
	Seche Environnement SA	11,799	422,740
*	Sequana SA	133,106	605,455
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	60,258	2,084,585
*	Societe Internationale de Plantations d'Heveas SA	7,523	201,751
	Societe Marseillaise du Tunnel Prado-Carenage SA	3,434	132,111
	Societe pour l'Informatique Industrielle	39,566	355,976
	Societe Television Francaise 1	621,656	8,742,633
*	SOITEC	1,025,058	586,884
*	Solocal Group	5,109,939	1,304,482
	Somfy SA	21,025	6,064,745
	Sopra Steria Group	74,501	8,267,449
*	Spir Communication SA	4,687	47,717
*	Ste Industrielle d'Aviation Latecoere SA	292,288	1,112,446
	Stef SA	28,166	1,857,558
*	Store Electronic	12,202	167,686
	Sword Group	31,975	792,963
	Synergie SA	70,320	1,836,436
	Technicolor SA	1,482,868	10,256,078
	Teleperformance	348,982	26,479,824
	Tessi SA	6,807	868,255
	TFF Group	5,065	520,239
*	Theolia SA	614,855	364,452
	Thermador Groupe	12,764	1,105,393
	Total Gabon	1,515	299,204
	Touax SA	4,773	66,844
	Trigano SA	46,958	2,234,249
*	UBISOFT Entertainment	521,852	10,591,701
	Union Financiere de France BQE SA	16,855	450,701
	Vallourec SA	246,190	2,187,043
*	Valneva SE	218,939	785,642
	Vetoquinol SA	16,625	728,598
	Vicat	71,524	4,467,850
	VIEL & Cie SA	161,700	552,905
	Vilmorin & Cie SA	26,220	1,917,952
	Virbac SA	22,063	3,819,072
	Vranken-Pommery Monopole SA	18,262	541,479
TOTAL FRANCE			421,115,900

GERMANY — (15.4%)
*	AAP Implantate AG	1,361	3,262
	Aareal Bank AG	409,233	14,555,032
	Adler Modemaerkte AG	41,855	467,953
*	ADVA Optical Networking SE	194,362	2,081,191

*	Air Berlin P.L.C.	15,556	$15,723
*	Aixtron SE	396,410	2,406,733
*	Aligna AG	318,087	—
	All for One Steeb AG	569	34,333
	Allgeier SE	26,260	469,448
	Amadeus Fire AG	29,384	2,610,771
*	AS Creation Tapeten	7,109	226,799
	Aurubis AG	178,175	11,340,222
	Axel Springer AE	191,414	10,704,102
*	Balda AG	123,448	435,112
	Basler AG	3,576	171,878
	Bauer AG	52,114	984,985
	BayWa AG(5838057)	73,868	2,379,967
	BayWa AG(5838068)	124	4,971
	Bechtle AG	80,333	7,247,462
	Bertrandt AG	27,357	2,856,842
	Bijou Brigitte AG	19,236	1,057,359
	Bilfinger SE	224,500	8,324,763
	Biotest AG	60,306	1,216,031
*	BKN International AG	33,408	—
	Borussia Dortmund GmbH & Co. KGaA	473,904	2,160,450
	CANCOM SE	77,352	2,693,164
	Carl Zeiss Meditec AG	160,352	4,484,322
	CENIT AG	50,676	950,000
	CENTROTEC Sustainable AG	41,865	631,247
	Cewe Stiftung & Co. KGAA	30,523	1,698,017
	Comdirect Bank AG	173,523	1,968,860
	CompuGroup Medical AG	118,345	3,912,771
*	Constantin Medien AG	340,089	723,469
*	CropEnergies AG	114,550	584,642
	CTS Eventim AG & Co. KGaA	216,083	8,014,676
	Data Modul AG	11,455	433,436
*	DEAG Deutsche Entertainment AG	13,697	68,985
	Delticom AG	28,981	668,857
	Deutsche Beteiligungs AG	28,192	785,168
*	Deutsche Lufthansa AG	180,724	2,515,818
	Deutz AG	490,935	1,647,403
*	Dialog Semiconductor P.L.C.	364,163	14,609,706
	DIC Asset AG	72,280	650,795
	DMG Mori AG	308,295	11,843,842
	Dr Hoenle AG	25,078	650,671
	Draegerwerk AG & Co. KGaA	8,894	629,324
	Drillisch AG	220,824	11,769,404
	Duerr AG	133,802	9,413,033
	Eckert & Ziegler AG	17,297	361,328
	Elmos Semiconductor AG	53,117	805,177
	ElringKlinger AG	157,981	3,041,973
	Erlus AG	2,970	199,034
*	Euromicron AG	32,612	308,699
*	Evotec AG	1,103,203	4,914,378
	Fielmann AG	120,175	8,234,767
*	First Sensor AG	19,888	254,855
	Francotyp-Postalia Holding AG Class A	53,729	260,663

	Fraport AG Frankfurt Airport Services Worldwide	32,517	$2,010,618
	Freenet AG	652,809	21,597,842
	Fuchs Petrolub SE	152,541	5,864,168
	Gerresheimer AG	201,267	14,711,999
	Gerry Weber International AG	131,165	1,983,042
	Gesco AG	14,489	1,110,466
	GFK SE	76,236	2,668,617
	GFT Technologies SE	93,571	2,287,343
	Grammer AG	84,439	1,937,202
	Grenkeleasing AG	38,535	6,105,635
*	H&R AG	52,160	464,220
	Hamburger Hafen und Logistik AG	120,155	1,957,563
*	Heidelberger Druckmaschinen AG	1,385,127	3,553,352
	Highlight Communications AG	94,846	517,808
	Hochtief AG	76,579	6,393,644
	Homag Group AG	18,884	733,878
	Hornbach Baumarkt AG	15,266	571,443
	Indus Holding AG	131,598	5,888,085
	Init Innovation In Traffic Systems AG	23,180	530,794
	Isra Vision AG	18,038	1,009,110
	Jenoptik AG	237,664	3,378,838
*	Joyou AG	4,768	207
	K+S AG	292,052	9,799,331
*	Kampa AG	7,101	127
	KION Group AG	256,895	11,415,289
	Kloeckner & Co. SE	555,392	4,553,097
*	Koenig & Bauer AG	66,442	1,958,710
*	Kontron AG	257,780	729,976
	Krones AG	75,044	7,909,099
	KSB AG	3,466	1,561,822
	KUKA AG	137,716	10,568,896
	KWS Saat SE	16,076	5,358,870
	LANXESS AG	467,967	21,911,609
	LEG Immobilien AG	289,571	23,957,005
	Leifheit AG	12,090	531,413
	Leoni AG	172,869	9,231,960
	LPKF Laser & Electronics AG	112,621	1,051,587
*	Manz AG	17,759	1,291,101
*	MasterFlex SE	19,347	140,369
*	Mediclin AG	99,747	408,813
*	Medigene AG	49,009	337,772
	MLP AG	235,772	1,045,526
	Mobotix AG	6,873	94,404
	MTU Aero Engines AG	247,538	20,724,003
	Muehlbauer Holding AG	5,463	131,808
	MVV Energie AG	52,231	1,235,228
	Nemetschek AG	110,040	4,137,223
	Nexus AG	48,934	978,605
*	Nordex SE	307,691	8,406,813
	Norma Group SE	180,195	8,861,908
	OHB SE	34,489	680,713
	Osram Licht AG	341,749	17,705,452
*	Paion AG	134,475	301,522

*	Patrizia Immobilien AG	202,336	$4,836,407
	Pfeiffer Vacuum Technology AG	54,190	6,260,777
*	PNE Wind AG	367,537	862,148
	Progress-Werk Oberkirch AG	7,571	294,074
*	PSI AG Gesellschaft Fuer Produkte und Systeme der
	Informationstechnologie	27,232	365,239
	Puma SE	10,528	2,179,340
*	PVA TePla AG	46,019	133,628
*	QIAGEN NV	246,827	6,366,934
	QSC AG	494,202	833,567
	R Stahl AG	14,952	551,502
	Rational AG	14,996	5,999,496
	Rheinmetall AG	223,411	13,737,275
	Rhoen-Klinikum AG	261,051	7,392,570
	RIB Software AG	77,072	1,213,818
	SAF-Holland SA	248,917	3,283,436
	Salzgitter AG	212,001	5,265,973
	Schaltbau Holding AG	28,415	1,474,605
	Schloss Wachenheim AG	7,479	110,866
*	SER Systems AG	9,400	—
*	SGL Carbon SE	290,083	4,622,301
	SHW AG	31,386	707,211
*	Singulus Technologies AG	267,898	184,103
	Sixt SE	80,910	3,944,497
*	SKW Stahl-Metallurgie Holding AG	28,224	109,744
*	SMA Solar Technology AG	59,062	2,557,367
*	SMT Scharf AG	18,103	241,140
	Softing AG	21,576	263,165
	Software AG	309,788	9,052,224
*	Solarworld AG	774	12,996
	Stada Arzneimittel AG	291,354	10,443,928
	STRATEC Biomedical AG	27,911	1,622,835
	Stroeer SE	116,515	6,867,339
	Suedzucker AG	431,457	7,846,023
	Surteco SE	25,854	503,204
*	Suss Microtec AG	105,674	669,122
	Syzygy AG	43,716	437,059
	TAG Immobilien AG	567,830	6,736,105
	Takkt AG	160,610	3,018,057
	Technotrans AG	32,047	541,028
*	Tom Tailor Holding AG	105,452	588,926
*	Tomorrow Focus AG	114,390	398,074
	USU Software AG	3,377	61,787
*	VERBIO Vereinigte BioEnergie AG	24,153	112,293
*	Vossloh AG	52,719	3,922,376
	VTG AG	80,128	2,370,159
	Wacker Chemie AG	77,716	5,911,139
	Wacker Neuson SE	137,310	1,992,279
	Washtec AG	12,603	308,247
	Wincor Nixdorf AG	158,021	6,212,585
	XING AG	15,678	3,368,578

	Zeal Network SE	31,533	$1,419,842
TOTAL GERMANY			581,987,186

GREECE — (0.0%)
*	Alfa Alfa Energy SA	3,810	—
*	Alysida SA	2,376	—
*	Atlantic Supermarkets SA	34,730	—
*	Babis Vovos International Construction SA	21,073	—
*	Balafas SA	15,200	—
*	Elektroniki Athinon SA	7,497	754
*	Etma Rayon SA	11,242	—
*	Informatics SA	3,778	—
*	Ipirotiki Software & Publications SA	22,110	—
*	Lan-Net SA	12,688	—
*	Neorion Holdings SA	14,991	—
*	Promota Hellas SA	8,860	—
*	T Bank SA	228,007	—
*	Themeliodomi SA	37,422	—
TOTAL GREECE			754

IRELAND — (1.9%)
	C&C Group P.L.C.(B010DT8)	399,607	1,585,870
	C&C Group P.L.C.(B011Y09)	1,077,904	4,276,705
	Datalex P.L.C.	11,523	29,611
	FBD Holdings P.L.C.	125,728	941,173
	Glanbia P.L.C.(0066950)	700,613	12,959,857
	Glanbia P.L.C.(4058629)	83,878	1,561,294
	IFG Group P.L.C.	302,015	653,585
*	Independent News & Media P.L.C.	1,593,163	296,665
	Irish Continental Group P.L.C.(BLP5857)	361,886	1,772,196
	Irish Continental Group P.L.C.(BLP59W1)	234,200	1,139,992
*	Kenmare Resources P.L.C.	4,546,361	138,743
	Kingspan Group P.L.C.	580,389	14,026,715
	Paddy Power P.L.C.(BWXC0Z1)	157,699	18,247,142
	Paddy Power P.L.C.(BWT6H89)	11,062	1,279,908
	Smurfit Kappa Group P.L.C.	546,377	14,720,502
TOTAL IRELAND			73,629,958

ISRAEL — (2.0%)
*	Africa Israel Investments, Ltd.	603,896	390,593
	Africa Israel Properties, Ltd.	72,055	943,968
	Africa Israel Residences, Ltd.	594	10,185
*	Airport City, Ltd.	155,217	1,505,816
	Albaad Massuot Yitzhak, Ltd.	466	5,368
*	Allot Communications, Ltd.	103,066	494,128
	Alrov Properties and Lodgings, Ltd.	39,214	828,508
	Amot Investments, Ltd.	387,692	1,193,704
	Arad, Ltd.	1,053	9,159
	Ashtrom Properties, Ltd.	3,851	9,876
*	AudioCodes, Ltd.	163,675	542,842
	Avgol Industries 1953, Ltd.	407,132	369,269
*	Azorim-Investment Development & Construction Co., Ltd.	380,820	273,730

	Bayside Land Corp.	3,215	$945,407
	Big Shopping Centers, Ltd.	10,971	539,067
*	BioLine RX, Ltd.	59,630	92,846
	Blue Square Real Estate, Ltd.	18,015	546,651
*	Brack Capital Properties NV	2,454	142,994
*	Brainsway, Ltd.	39,554	215,876
*	Cellcom Israel, Ltd.	240,677	1,511,584
*	Ceragon Networks, Ltd.	95,438	160,870
*	Clal Biotechnology Industries, Ltd.	174,162	132,654
*	Clal Insurance Enterprises Holdings, Ltd.	88,422	1,311,525
	Cohen Development & Industrial Buildings, Ltd.	2,564	50,444
*	Compugen, Ltd.	183,598	890,398
	Delek Automotive Systems, Ltd.	155,451	1,461,349
	Delta-Galil Industries, Ltd.	45,852	1,375,190
	Direct Insurance Financial Investments, Ltd.	60,191	411,275
	El Al Israel Airlines	697,852	321,300
	Elbit Systems, Ltd.	26,062	1,926,585
	Electra, Ltd.	8,000	981,490
	Elron Electronic Industries, Ltd.	62,094	279,024
*	Equital, Ltd.	7,312	124,518
*	Evogene, Ltd.	70,559	575,416
*	EZchip Semiconductor, Ltd.	135,475	3,601,150
	First International Bank Of Israel, Ltd.	137,315	1,707,631
	FMS Enterprises Migun, Ltd.	10,493	186,809
	Formula Systems 1985, Ltd.	39,602	1,099,137
	Fox Wizel, Ltd.	17,221	312,016
	Frutarom Industries, Ltd.	169,139	6,400,265
*	Gilat Satellite Networks, Ltd.	46,364	166,632
	Golf & Co., Ltd.	74,605	158,196
*	Hadera Paper, Ltd.	10,176	295,754
	Harel Insurance Investments & Financial Services, Ltd.	462,997	1,924,416
	Hilan, Ltd.	1,245	16,394
	Industrial Buildings Corp., Ltd.	356,888	357,741
*	Israel Discount Bank, Ltd. Class A	2,847,609	5,206,485
	Israel Land Development Co., Ltd. (The)	22,310	91,950
	Ituran Location and Control, Ltd.	84,608	1,747,521
*	Jerusalem Oil Exploration	41,987	1,633,804
*	Kamada, Ltd.	119,151	407,498
*	Kerur Holdings, Ltd.	2,133	32,714
	Klil Industries, Ltd.	394	26,058
	Maabarot Products, Ltd.	21,999	266,677
	Magic Software Enterprises, Ltd.	91,003	495,490
	Matrix IT, Ltd.	176,473	1,042,837
	Maytronics, Ltd.	76,738	211,497
*	Mazor Robotics, Ltd.	180,104	978,395
	Meitav DS Investments, Ltd.	38,130	94,371
	Melisron, Ltd.	52,894	1,968,565
	Menorah Mivtachim Holdings, Ltd.	116,610	1,021,610
	Migdal Insurance & Financial Holding, Ltd.	1,453,306	1,321,336
	Mivtach Shamir Holdings, Ltd.	22,547	452,890
*	Naphtha Israel Petroleum Corp., Ltd.	158,384	828,393
	Neto ME Holdings, Ltd.	5,411	307,751
*	Nitsba Holdings 1995, Ltd.	129,651	2,285,003

*	Nova Measuring Instruments, Ltd.	111,079	$1,073,708
*	Oil Refineries, Ltd.	5,367,932	1,971,636
	Osem Investments, Ltd.	61,591	1,189,802
*	Partner Communications Co., Ltd.	379,431	1,506,063
	Paz Oil Co., Ltd.	20,754	3,082,882
*	Perion Network, Ltd.	16,455	34,783
	Phoenix Holdings, Ltd. (The)	270,273	712,355
	Plasson Industries, Ltd.	13,484	384,997
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	32,629	1,393,947
	Sapiens International Corp. NV	80,760	903,435
	Shikun & Binui, Ltd.	928,938	1,690,618
*	Shufersal, Ltd.	369,124	875,803
*	Space Communication, Ltd.	17,611	226,264
*	Strauss Group, Ltd.	121,404	1,628,295
*	Summit Real Estate Holdings, Ltd.	29,756	121,376
*	Tower Semiconductor, Ltd.	228,562	2,944,454
*	Union Bank of Israel	126,346	460,885
TOTAL ISRAEL			77,421,898

ITALY — (9.7%)
	A2A SpA	6,379,077	7,919,376
	ACEA SpA	277,652	3,749,579
*	Aedes SpA	691,904	350,682
*	Aeffe SpA	167,738	256,965
	Alerion Cleanpower SpA	119,152	348,513
	Amplifon SpA	459,258	3,475,866
	Ansaldo STS SpA	567,271	6,011,980
*	Arnoldo Mondadori Editore SpA	694,646	730,923
	Ascopiave SpA	351,354	809,498
	Astaldi SpA	250,433	2,285,732
*	Autogrill SpA	625,210	5,702,552
	Azimut Holding SpA	573,550	12,308,046
*	Banca Carige SpA	1,729,312	2,802,924
	Banca Finnat Euramerica SpA	616,149	341,302
	Banca Generali SpA	257,872	7,274,339
	Banca IFIS SpA	103,703	2,411,773
*	Banca Monte dei Paschi di Siena SpA	1,988,429	3,543,140
	Banca Popolare dell'Emilia Romagna SC	2,548,728	21,019,388
*	Banca Popolare dell'Etruria e del Lazio SC	1,058,027	258,437
	Banca Popolare di Milano Scarl	22,383,595	22,131,355
	Banca Popolare di Sondrio SCARL	1,940,449	8,889,944
	Banca Profilo SpA	1,063,385	310,997
	Banco di Desio e della Brianza SpA	224,677	752,724
*	Banco Popolare SC	496,994	7,353,224
	BasicNet SpA	163,532	654,207
*	Beghelli SpA	403,187	182,813
	Biesse SpA	58,289	882,809
	Brembo SpA	161,253	6,238,314
*	Brioschi Sviluppo Immobiliare SpA	174,780	16,553
	Brunello Cucinelli SpA	97,526	1,769,439
	Buzzi Unicem SpA	409,864	6,851,240
	Cairo Communication SpA	130,659	624,414
*	Caltagirone Editore SpA	6,277	7,011

*	Carraro SpA	113,633	$203,659
	Cembre SpA	39,007	594,103
	Cementir Holding SpA	325,211	1,755,216
*	CIR-Compagnie Industriali Riunite SpA	1,860,505	1,867,000
	Credito Emiliano SpA	397,014	2,732,847
*	Credito Valtellinese SC	5,732,088	7,412,717
*	d'Amico International Shipping SA	700,368	549,898
	Danieli & C Officine Meccaniche SpA	64,484	1,256,762
	Datalogic SpA	101,262	1,604,295
	Davide Campari-Milano SpA	1,476,589	11,760,587
	De' Longhi	269,813	6,629,355
	DeA Capital SpA	233,245	361,993
	Delclima	230,295	1,137,411
	DiaSorin SpA	105,633	4,623,402
	Ei Towers SpA	85,321	5,246,958
	El.En. SpA	11,798	501,602
	Elica SpA	4,665	9,621
	Engineering SpA	25,068	1,440,953
	ERG SpA	260,869	3,648,700
	Esprinet SpA	158,082	1,309,326
*	Eurotech SpA	148,337	277,240
	Falck Renewables SpA	572,564	711,213
*	Finmeccanica SpA	329,165	4,122,066
	FNM SpA	649,404	361,343
	Gas Plus SpA	5,655	23,995
*	Geox SpA	377,829	1,591,987
*	Gruppo Editoriale L'Espresso SpA	648,259	649,387
	Gruppo MutuiOnline SpA	99,336	921,805
	Hera SpA	2,988,539	7,759,378
*	IMMSI SpA	719,146	370,109
	Industria Macchine Automatiche SpA	59,958	2,681,112
*	Intek Group SpA	1,599,937	500,307
	Interpump Group SpA	353,040	4,708,030
	Iren SpA	2,540,951	4,147,193
	Italcementi SpA	926,791	10,287,103
	Italmobiliare SpA	45,336	1,935,462
*	Juventus Football Club SpA	1,857,497	510,133
	La Doria SpA	54,136	588,814
*	Landi Renzo SpA	203,171	172,198
*	Maire Tecnimont SpA	628,389	1,743,703
	MARR SpA	169,025	3,209,661
	Mediaset SpA	3,022,390	13,913,757
	Mediolanum SpA	584,148	4,172,530
	Moncler SpA	300,019	5,372,628
	Nice SpA	71,162	207,402
	Parmalat SpA	804,094	2,073,697
	Piaggio & C SpA	851,089	2,046,240
*	Prelios SpA	67,017	24,684
	Prima Industrie SpA	15,358	229,446
	Prysmian SpA	991,595	20,495,568
*	RCS MediaGroup SpA	1,025,850	1,026,963
	Recordati SpA	474,431	10,947,749
*	Reno de Medici SpA	840,050	319,916

	Reply SpA	21,983	$2,412,923
*	Retelit SpA	513,158	312,713
*	Richard-Ginori 1735 SpA	8,489	—
	Sabaf SpA	25,688	334,624
	SAES Getters SpA	30,068	239,267
*	Safilo Group SpA	159,815	1,868,929
*	Saipem SpA	1,097,677	8,801,720
	Salini Impregilo SpA	1,001,413	3,809,924
	Salvatore Ferragamo SpA	206,532	5,508,598
*	Saras SpA	1,268,265	2,697,052
	SAVE SpA	80,514	1,134,273
	Servizi Italia SpA	34,833	146,336
*	Snai SpA	117,457	145,676
	Societa Cattolica di Assicurazioni SCRL	624,311	4,398,683
	Societa Iniziative Autostradali e Servizi SpA	319,349	3,586,017
*	Sogefi SpA	243,264	498,290
	SOL SpA	161,050	1,278,302
	Tamburi Investment Partners SpA	37,478	142,955
*	Tiscali SpA	7,838,883	457,141
	Tod's SpA	64,208	5,625,340
	Trevi Finanziaria Industriale SpA	351,628	446,585
	TXT e-solutions SpA	28,342	240,819
*	Uni Land SpA	51,835	—
	Unipol Gruppo Finanziario SpA	1,358,532	5,969,391
	Vittoria Assicurazioni SpA	118,450	1,301,653
*	World Duty Free SpA	544,560	6,227,740
*	Yoox SpA	280,998	8,460,239
	Zignago Vetro SpA	142,878	886,306
TOTAL ITALY			367,946,779

LUXEMBOURG — (0.0%)
*	Cosmo Pharmaceuticals SA	2,543	388,847
NETHERLANDS — (4.6%)
	Aalberts Industries NV	558,677	16,557,112
	Accell Group	131,423	2,812,156
*	AFC Ajax NV	18,134	182,144
	AMG Advanced Metallurgical Group NV	155,390	1,163,953
	Amsterdam Commodities NV	92,796	2,126,062
*	APERAM SA	270,393	7,311,680
	Arcadis NV	353,162	8,320,473
	ASM International NV	290,828	9,439,113
*	Atag Group NV	4,630	—
	BE Semiconductor Industries NV	162,042	2,522,834
	Beter Bed Holding NV	99,987	2,228,523
	BinckBank NV	309,146	2,553,630
	Boskalis Westminster	106,157	4,646,759
	Brunel International NV	103,416	1,758,079
	Corbion NV	334,113	7,672,297
	Delta Lloyd NV	1,039,486	8,734,476
	DOCdata NV	22,707	510,696
*	Fugro NV	301,565	5,334,816
*	Grontmij NV	351,560	1,807,498

*	Heijmans NV	105,501	$708,614
	Hunter Douglas NV	8,530	362,878
	KAS Bank NV	80,799	926,766
	Kendrion NV	67,315	1,633,005
*	Koninklijke BAM Groep NV	1,401,173	6,554,509
	Koninklijke Ten Cate NV	168,418	4,571,161
	Koninklijke Vopak NV	88,506	3,538,751
*	Macintosh Retail Group NV	53,398	131,802
	Mota-Engil Africa NV	28,150	111,440
	Nederland Apparatenfabriek	27,865	892,304
*	Ordina NV	400,436	448,747
*	PostNL NV	2,511,108	9,179,355
*	SBM Offshore NV	936,863	11,893,654
	Sligro Food Group NV	132,450	4,839,334
*	SNS Reaal NV	705,718	—
*	Telegraaf Media Groep NV	170,034	787,661
	TKH Group NV	216,865	7,866,184
	TNT Express NV	2,218,089	16,926,220
*	TomTom NV	575,952	5,896,085
	USG People NV	388,987	5,326,234
	Van Lanschot NV	8,744	197,625
	Wessanen	469,148	4,962,018
TOTAL NETHERLANDS			173,436,648

NORWAY — (2.0%)
	ABG Sundal Collier Holding ASA	1,766,651	1,408,169
	AF Gruppen ASA	14,603	188,338
*	Akastor ASA	666,410	860,257
	Aker ASA Class A	69,105	1,202,880
	American Shipping ASA	196,875	926,756
*	Archer, Ltd.	134,011	173,944
	Arendals Fossekompani A.S.	90	22,195
	Atea ASA	330,693	3,041,585
	Austevoll Seafood ASA	425,892	2,652,234
	Bakkafrost P/F	169,646	5,422,580
*	Bionor Pharma ASA	1,627	218
*	Biotec Pharmacon ASA	139,685	228,207
	Bonheur ASA	65,866	491,155
	BW Offshore, Ltd.	1,620,464	655,380
	Deep Sea Supply P.L.C.	708,301	163,866
*	Det Norske Oljeselskap ASA	465,731	2,602,963
*	DNO ASA	1,539,886	1,632,713
*	DOF ASA	203,869	153,260
	Ekornes ASA	111,584	1,253,466
*	Electromagnetic GeoServices ASA	523,187	38,101
	Farstad Shipping ASA	63,512	110,919
*	Fred Olsen Energy ASA	124,661	649,850
*	Frontline, Ltd.	444,633	1,214,156
	Ganger Rolf ASA	56,880	390,930
	Grieg Seafood ASA	176,846	595,937
	Hexagon Composites ASA	344,201	607,858
	Hoegh LNG Holdings, Ltd.	183,008	2,473,355
*	Kongsberg Automotive ASA	1,995,646	995,703

	Kvaerner ASA	780,964	$359,957
	Leroy Seafood Group ASA	70,542	2,536,107
*	Nordic Semiconductor ASA	580,588	2,849,181
*	Norske Skogindustrier ASA	709,859	167,569
*	Norwegian Air Shuttle ASA	149,161	5,840,731
*	Odfjell SE Class A	134,257	446,530
	Olav Thon Eiendomsselskap ASA	115,054	1,858,925
	Opera Software ASA	514,924	2,777,664
*	Panoro Energy ASA	120,804	8,794
	Petroleum Geo-Services ASA	847,730	3,262,877
*	PhotoCure ASA	52,582	226,206
	Prosafe SE	1,049,727	2,924,627
*	Q-Free ASA	179,836	220,126
*	REC Silicon ASA	9,253,539	1,623,089
	Salmar ASA	132,386	2,092,787
*	Sevan Marine ASA	124,800	258,399
*	Siem Offshore, Inc.	606,183	126,920
	Solstad Offshore ASA	62,524	186,985
*	Songa Offshore	1,562,025	187,471
	SpareBank 1 SMN	131,684	835,653
	SpareBank 1 SR-Bank ASA	203,073	1,011,982
	Stolt-Nielsen, Ltd.	118,091	1,693,872
*	Storebrand ASA	15,790	51,792
	Tomra Systems ASA	647,834	6,088,623
	Veidekke ASA	383,880	4,294,881
	Wilh Wilhelmsen ASA	249,256	1,072,175
	Wilh Wilhelmsen Holding ASA Class A	65,124	1,105,561
TOTAL NORWAY			74,266,459

PORTUGAL — (1.2%)
	Altri SGPS SA	577,518	2,329,650
*	Banco BPI SA	2,207,693	2,337,470
*	Banco Comercial Portugues SA	132,466,761	6,473,581
*	Banco Espirito Santo SA	4,777,921	—
	Corticeira Amorim SGPS SA	166,086	854,496
	CTT-Correios de Portugal SA	347,278	3,878,798
	EDP Renovaveis SA	406,070	2,668,560
	Ibersol SGPS SA	20,401	202,257
*	Impresa SGPS SA	187,798	133,083
	Mota-Engil SGPS SA	386,187	821,919
	NOS SGPS SA	1,025,253	8,468,689
	Novabase SGPS SA	65,729	157,920
	Portucel SA	2,010,412	6,987,899
	REN - Redes Energeticas Nacionais SGPS SA	1,280,761	3,839,847
*	Sonae Capital SGPS SA	58,125	25,313
*	Sonae Industria SGPS SA	45,984,629	423,603
	Sonae SGPS SA	4,447,452	5,484,872
	Teixeira Duarte SA	710,639	348,193
TOTAL PORTUGAL			45,436,150

SPAIN — (5.3%)
	Abengoa SA	204,834	300,254

	Abengoa SA Class B	1,881,381	$1,753,022
	Acciona SA	128,365	9,109,515
	Acerinox SA	613,463	5,485,073
	Adveo Group International SA	54,776	422,695
	Almirall SA	289,516	5,169,441
*	Amper SA	211,940	32,468
	Atresmedia Corp de Medios de Comunicacion SA	314,885	4,008,855
	Azkoyen SA	64,022	203,596
	Bankinter SA	298,301	2,197,635
*	Baron de Ley	13,454	1,414,774
	Bolsas y Mercados Espanoles SHMSF SA	410,153	13,874,754
*	Caja de Ahorros del Mediterraneo	116,412	—
*	Cementos Portland Valderrivas SA	68,410	386,070
	Cie Automotive SA	249,123	3,469,772
	Clinica Baviera SA	3,698	22,739
	Construcciones y Auxiliar de Ferrocarriles SA	8,056	2,484,554
	Distribuidora Internacional de Alimentacion SA	2,594,077	15,703,280
	Duro Felguera SA	425,962	985,279
	Ebro Foods SA	366,900	7,206,323
	Elecnor SA	191,752	1,731,470
	Ence Energia y Celulosa SA	1,016,084	3,300,108
*	Ercros SA	508,289	327,348
	Faes Farma SA	1,304,836	3,435,197
*	Fluidra SA	155,559	509,629
*	Fomento de Construcciones y Contratas SA	652,443	4,821,278
	Gamesa Corp. Tecnologica SA	1,266,922	17,587,188
	Grupo Catalana Occidente SA	198,219	5,703,963
*	Grupo Ezentis SA	807,544	497,758
	Iberpapel Gestion SA	36,518	590,742
*	Indra Sistemas SA	564,890	5,871,656
*	Inmobiliaria Colonial SA	5,741,141	3,998,812
	Inmobiliaria del Sur SA	2,902	31,266
	Laboratorios Farmaceuticos Rovi SA	68,607	1,016,940
*	Liberbank SA	4,205,204	2,535,800
	Mediaset Espana Comunicacion SA	879,043	9,609,639
	Melia Hotels International SA	418,376	5,836,570
	Miquel y Costas & Miquel SA	36,394	1,208,523
*	NH Hotel Group SA	971,423	5,218,753
	Nmas1 Dinamia SA	20,438	173,244
	Obrascon Huarte Lain SA	187,597	2,473,958
	Papeles y Cartones de Europa SA	249,762	1,200,330
*	Pescanova SA	68,547	—
	Prim SA	39,424	394,517
*	Promotora de Informaciones SA Class A	265,465	996,489
	Prosegur Cia de Seguridad SA	1,278,572	6,156,680
*	Quabit Inmobiliaria SA	3,826,780	321,986
*	Realia Business SA	503,895	371,804
	Sacyr SA	1,728,289	3,831,254
*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA	75,494	3,100
*	Solaria Energia y Medio Ambiente SA	207,171	169,502
	Tecnicas Reunidas SA	162,010	7,174,573
*	Telecomunicaciones y Energia	146,125	176,472
	Tubacex SA	503,879	1,064,000

	Tubos Reunidos SA	478,982	$460,548
	Vidrala SA	80,878	3,796,069
	Viscofan SA	229,641	13,849,318
*	Vocento SA	231,302	457,152
	Zardoya Otis SA	527,637	5,701,939
*	Zeltia SA	983,996	3,711,387
TOTAL SPAIN			200,547,061

SWEDEN — (7.9%)
	AAK AB	126,680	8,226,773
	Acando AB	404,326	638,332
	AddNode Group AB	22,737	137,814
	AddTech AB Class B	273,182	3,878,539
	AF AB Class B	283,266	3,924,619
*	Arise AB	36,861	75,795
	Atrium Ljungberg AB Class B	86,745	1,311,427
	Avanza Bank Holding AB	93,364	3,832,187
	Axfood AB	302,491	4,996,823
	B&B Tools AB Class B	121,131	1,613,793
*	BE Group AB	26,705	5,484
	Beijer Alma AB	102,778	2,198,031
	Beijer Electronics AB	53,995	312,145
	Beijer Ref AB Class B	67,205	1,366,804
	Betsson AB	443,610	7,472,705
	Bilia AB	219,410	4,400,152
	BillerudKorsnas AB	329,463	4,743,688
	BioGaia AB Class B	80,262	2,657,595
	Biotage AB	183,176	380,891
	Bjorn Borg AB	83,602	251,492
	Bulten AB	58,620	501,691
	Bure Equity AB	316,106	1,650,967
	Byggmax Group AB	255,429	2,278,090
	Castellum AB	752,169	10,587,842
	Catena AB	53,725	769,679
	Cavotec SA	16,457	52,574
	Clas Ohlson AB Class B	174,360	2,666,992
*	Cloetta AB Class B	1,067,829	3,052,950
	Concentric AB	195,958	2,277,431
*	Concordia Maritime AB Class B	100,760	190,633
	Corem Property Group AB Class B	2,296	7,320
	Dios Fastigheter AB	165,593	1,099,375
*	Doro AB	109,376	603,238
	Duni AB	195,109	2,869,028
*	East Capital Explorer AB	47,726	296,555
	Elekta AB Class B	118,752	790,495
	Enea AB	63,008	526,177
*	Eniro AB	1,790,180	165,594
	Fabege AB	651,224	9,555,467
	Fagerhult AB	61,437	1,023,415
*	Fastighets AB Balder	273,718	5,201,580
	Fenix Outdoor International AG	8,198	326,356
	Gunnebo AB	199,567	888,530
	Haldex AB	218,762	2,305,366

	Heba Fastighets AB Class B	42,288	$463,887
	Hemfosa Fastigheter AB	446,713	4,769,334
	Hexpol AB	1,036,985	11,597,416
	HIQ International AB	251,474	1,371,820
	HMS Networks AB	7,040	170,299
	Holmen AB Class B	264,932	7,429,838
	Hufvudstaden AB Class A	238,075	3,119,557
	Industrial & Financial Systems Class B	80,438	2,841,169
	Indutrade AB	120,818	5,524,910
	Intrum Justitia AB	385,511	13,335,604
	ITAB Shop Concept AB Class B	7,668	195,243
	JM AB	360,265	9,690,158
	KappAhl AB	268,369	690,818
*	Karolinska Development AB Class B	90,079	105,934
	Klovern AB Class A	193,931	184,544
	Klovern AB Class B	1,939,305	1,832,466
	KNOW IT AB	73,816	452,775
	Kungsleden AB	756,437	5,086,042
	Lagercrantz Group AB Class B	78,443	1,787,306
	Lindab International AB	330,729	2,460,490
	Loomis AB Class B	308,465	8,084,880
*	Medivir AB Class B	152,724	1,320,537
	Mekonomen AB	112,051	2,598,133
	Modern Times Group MTG AB Class B	252,862	6,509,523
	MQ Holding AB	124,334	529,681
	Mycronic AB	377,276	2,074,226
	NCC AB Class A	9,901	295,706
	NCC AB Class B	103,534	3,128,513
	Nederman Holding AB	4,621	119,456
*	Net Insight AB Class B	1,480,940	475,059
	NetEnt AB	146,096	8,133,979
	New Wave Group AB Class B	198,822	768,471
	Nibe Industrier AB Class B	367,650	10,762,039
	Nobia AB	644,291	7,866,574
	Nolato AB Class B	117,664	2,958,104
	Nordnet AB Class B	388,808	1,456,229
	OEM International AB Class B	44,190	606,956
	Opus Group AB	490,957	355,296
*	Oriflame Holding AG	138,456	1,720,559
	Peab AB	798,464	5,553,821
*	Pricer AB Class B	558,852	528,370
	Proact IT Group AB	39,943	496,580
	Probi AB	8,661	143,504
	Proffice AB Class B	263,002	585,503
*	Qliro Group AB	359,530	451,802
	Ratos AB Class B	911,059	5,497,160
*	RaySearch Laboratories AB	62,620	891,545
	Rezidor Hotel Group AB	404,430	1,557,854
	Saab AB Class B	259,567	6,950,604
	Sagax AB Class B	72,634	515,492
*	SAS AB	730,412	1,372,915
*	Seamless Distribution AB	16,641	15,731
	Sectra AB Class B(BYRKBJ6)	58,461	711,473

	Sectra AB Class B(BYRKX23)	58,461	$34,853
	Semcon AB	82,284	351,977
	SkiStar AB	108,097	1,538,557
*	SSAB AB Class A(B17H0S8)	807,430	2,771,649
*	SSAB AB Class A(BPRBWK4)	189,016	655,392
*	SSAB AB Class B(B17H3F6)	513,958	1,553,414
*	SSAB AB Class B(BPRBWM6)	515,343	1,564,837
	Sweco AB Class B	185,151	2,567,230
*	Swedish Orphan Biovitrum AB	79,301	1,048,195
	Swedol AB Class B	37,176	84,860
	Systemair AB	47,218	603,610
*	Transcom Worldwide AB	35,939	341,245
	Tribona AB	182,724	823,373
	Unibet Group P.L.C.	131,046	10,971,313
	VBG Group AB Class B	137	1,836
*	Victoria Park AB Class B	11,749	16,166
	Vitrolife AB	70,710	1,432,223
	Wallenstam AB Class B	771,954	6,347,198
	Wihlborgs Fastigheter AB	280,235	5,024,357
TOTAL SWEDEN			297,990,604

SWITZERLAND — (12.1%)
*	AFG Arbonia-Forster Holding AG	183,623	1,696,998
	Allreal Holding AG	58,399	7,639,002
	Alpiq Holding AG	9,918	972,428
	ALSO Holding AG	15,664	922,189
	ams AG	372,640	13,903,421
	APG SGA SA	7,581	2,942,701
	Aryzta AG	58,423	2,476,162
	Ascom Holding AG	212,982	3,925,322
	Autoneum Holding AG	16,300	2,965,412
	Bachem Holding AG Class B	23,344	1,209,493
	Baloise Holding AG	70,703	8,102,848
	Bank Coop AG	30,632	1,285,166
	Banque Cantonale de Geneve	3,968	1,025,600
	Banque Cantonale du Jura	4,442	265,342
	Banque Cantonale Vaudoise	8,354	4,931,333
	Barry Callebaut AG	1,095	1,192,316
	Basler Kantonalbank	5,896	396,974
	Belimo Holding AG	2,156	4,529,651
	Bell AG	384	1,068,685
	Bellevue Group AG	38,832	549,757
	Berner Kantonalbank AG	22,470	4,196,310
	BFW Liegenschaften AG	620	21,308
	BKW AG	64,177	2,452,353
	Bobst Group SA	44,716	1,812,898
	Bossard Holding AG Class A	32,905	3,083,653
	Bucher Industries AG	32,790	7,049,978
	Burckhardt Compression Holding AG	11,640	3,764,379
	Burkhalter Holding AG	20,988	2,155,480
	Calida Holding AG	25,084	861,751
	Carlo Gavazzi Holding AG	1,415	302,472
	Cembra Money Bank AG	50,761	3,001,886

	Cham Paper Holding AG	1,894	$478,511
*	Charles Voegele Holding AG	41,895	326,869
	Cicor Technologies	5,936	160,791
	Cie Financiere Tradition SA	9,458	576,490
	Clariant AG	620,247	10,446,244
	Coltene Holding AG	20,758	1,207,548
	Conzzeta AG	5,871	3,878,451
	Daetwyler Holding AG	37,940	5,150,349
	DKSH Holding AG	91,087	5,778,793
	dorma+kaba Holding AG Class B	16,675	10,241,435
*	Dufry AG	81,320	9,521,961
	Edmond de Rothschild Suisse SA	152	2,854,348
	EFG International AG	283,646	3,026,499
	Emmi AG	12,810	5,350,041
	Energiedienst Holding AG	68,912	1,870,924
	Feintool International Holding AG	7,642	701,568
	Flughafen Zuerich AG	22,078	15,366,882
	Forbo Holding AG	6,853	7,705,465
	Galenica AG	10,976	13,985,129
	GAM Holding AG	925,197	16,284,906
	Gategroup Holding AG	146,738	4,942,806
	Georg Fischer AG	22,511	12,758,661
	Gurit Holding AG	1,979	1,096,527
	Helvetia Holding AG	35,737	17,531,653
	HOCHDORF Holding AG	1,195	183,995
	Huber & Suhner AG	64,973	2,796,922
	Implenia AG	85,074	4,211,698
	Inficon Holding AG	9,382	2,614,481
	Interroll Holding AG	3,127	2,230,074
	Intershop Holding AG	7,250	3,020,401
	Jungfraubahn Holding AG	3,095	292,180
	Kardex AG	36,063	2,388,985
	Komax Holding AG	18,811	3,052,589
	Kudelski SA	195,049	2,673,546
	Kuoni Reisen Holding AG	19,325	3,621,947
	LEM Holding SA	3,773	2,697,841
	Liechtensteinische Landesbank AG	26,302	925,235
*	LifeWatch AG	3,723	62,482
	Logitech International SA	848,062	11,062,125
	Lonza Group AG	57,832	7,588,474
	Luzerner Kantonalbank AG	16,828	6,136,053
	MCH Group AG	1,404	84,165
	Metall Zug AG	862	2,272,617
*	Meyer Burger Technology AG	395,076	2,535,300
	Micronas Semiconductor Holding AG	149,956	575,816
	Mobilezone Holding AG	137,467	1,883,453
	Mobimo Holding AG	29,478	5,946,075
	OC Oerlikon Corp. AG	929,429	9,130,212
*	Orascom Development Holding AG	60,240	729,845
*	Orell Fuessli Holding AG	5,028	592,463
	Orior AG	27,158	1,504,641
	Panalpina Welttransport Holding AG	63,044	6,889,612
*	Parco Industriale e Immobiliare SA	600	—

Phoenix Mecano AG	2,998	$1,393,754
* Plazza AG	5,852	1,174,538
PSP Swiss Property AG	171,257	14,079,193
Rieter Holding AG	17,376	2,572,331
Romande Energie Holding SA	2,625	2,529,046
Schaffner Holding AG	2,950	659,668
* Schmolz + Bickenbach AG	2,457,257	1,564,059
Schweiter Technologies AG	4,381	3,533,708
Siegfried Holding AG	21,833	3,908,690
St Galler Kantonalbank AG	11,308	4,134,511
Straumann Holding AG	55,594	16,003,551
Sulzer AG	122,816	12,034,258
Swissquote Group Holding SA	45,894	1,007,537
Tamedia AG	14,403	2,363,071
Tecan Group AG	37,394	5,265,198
Temenos Group AG	318,043	13,059,004
* Tornos Holding AG	38,028	113,475
U-Blox AG	30,554	6,154,611
Valiant Holding AG	82,719	9,564,321
Valora Holding AG	15,155	2,885,653
Vaudoise Assurances Holding SA Class B	5,032	2,608,337
Vetropack Holding AG	856	1,381,541
* Von Roll Holding AG	250,484	174,937
Vontobel Holding AG	136,975	6,940,791
VP Bank AG	15,371	1,270,562
VZ Holding AG	3,133	974,114
Walliser Kantonalbank	1,393	1,058,784
Walter Meier AG	22,913	824,155
Ypsomed Holding AG	11,428	1,235,870
Zehnder Group AG	57,019	1,873,982
Zug Estates Holding AG	604	872,495
Zuger Kantonalbank AG	606	2,774,273
TOTAL SWITZERLAND		455,639,364

UNITED KINGDOM — (0.0%)
Stallergenes Greer	12,201	599,733

UNITED STATES — (0.0%)
* Golden Ocean Group, Ltd.	71,110	179,073
* Infinera Corp.	34,602	676,815
TOTAL UNITED STATES		855,888

TOTAL COMMON STOCKS		3,434,281,547

PREFERRED STOCKS — (0.6%)

GERMANY — (0.6%)
Biotest AG	31,089	651,507
Draegerwerk AG & Co. KGaA	13,108	1,105,569
Fuchs Petrolub SE	140,948	6,238,399
Jungheinrich AG	81,837	5,933,546
Sartorius AG	21,800	5,182,836
Sixt SE	21,992	853,407
STO SE & Co. KGaA	3,173	455,861

Villeroy & Boch AG	41,209	$570,212
TOTAL GERMANY		20,991,337

TOTAL PREFERRED STOCKS		20,991,337

RIGHTS/WARRANTS — (0.0%)

AUSTRIA — (0.0%)
* Intercell AG Rights	254,689	—

FRANCE — (0.0%)
* Euro Disney SCA Rights(BVL80R6)	68,806	—
* Euro Disney SCA Rights(BVZHYB1)	688,060	—
TOTAL FRANCE		—

GERMANY — (0.0%)
* Rhoen-Klinikum AG Rights	261,051	5,834
TOTAL RIGHTS/WARRANTS		5,834

SECURITIES LENDING COLLATERAL — (8.5%)
§@ DFA Short Term Investment Fund	27,722,608	320,750,572
TOTAL INVESTMENTS — (100.0%) (Cost $3,395,785,528)^^		$3,776,029,290

Summary of the Series' investments as of September 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$92,710,341	—	$92,710,341
Belgium	—	151,221,809	—	151,221,809
Denmark	—	179,269,257	—	179,269,257
Finland	—	239,816,911	—	239,816,911
France	—	421,115,900	—	421,115,900
Germany	—	581,987,186	—	581,987,186
Greece	—	754	—	754
Ireland	—	73,629,958	—	73,629,958
Israel	—	77,421,898	—	77,421,898
Italy	—	367,946,779	—	367,946,779
Luxembourg	—	388,847	—	388,847
Netherlands	—	173,436,648	—	173,436,648
Norway	$173,944	74,092,515	—	74,266,459
Portugal	—	45,436,150	—	45,436,150
Spain	—	200,547,061	—	200,547,061
Sweden	34,853	297,955,751	—	297,990,604
Switzerland	—	455,639,364	—	455,639,364
United Kingdom	599,733	—	—	599,733
United States	676,815	179,073	—	855,888
Preferred Stocks
Germany	—	20,991,337	—	20,991,337
Rights/Warrants
Austria	—	—	—	—
France	—	—	—	—
Germany	—	5,834	—	5,834
Securities Lending Collateral	—	320,750,572	—	320,750,572
TOTAL	$1,485,345	$3,774,543,945	—	$3,776,029,290

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2015
(Unaudited)

		Shares	Value††
COMMON STOCKS — (69.6%)
Consumer Discretionary — (8.6%)
#	Aimia, Inc.	170,764	$1,494,585
#	AutoCanada, Inc.	130,981	2,538,156
#	BMTC Group, Inc.	17,481	204,676
*	BRP, Inc.	41,500	787,396
	Cineplex, Inc.	294,735	10,475,295
	Cogeco Cable, Inc.	14,180	685,358
	Cogeco, Inc.	36,765	1,469,774
#	Corus Entertainment, Inc. Class B	468,941	4,958,230
	DHX Media, Ltd.	400	2,518
	Dorel Industries, Inc. Class B	169,797	4,004,130
#	EnerCare, Inc.	438,600	4,627,567
#	Gamehost, Inc.	41,992	305,225
#	Glacier Media, Inc.	137,300	76,135
#	goeasy, Ltd.	3,600	41,921
*	Great Canadian Gaming Corp.	299,800	4,189,786
*	IMAX Corp.	259,917	8,782,595
*	Indigo Books & Music, Inc.	2,302	18,716
#	Leon's Furniture, Ltd.	138,475	1,416,398
	Martinrea International, Inc.	476,656	3,771,815
#*	Mood Media Corp.	306,613	72,374
	MTY Food Group, Inc.	71,063	1,694,968
*	Performance Sports Group, Ltd.	66,703	893,705
#	Pizza Pizza Royalty Corp.	79,226	803,837
	Reitmans Canada, Ltd.	10,556	32,985
	Reitmans Canada, Ltd. Class A	260,312	823,167
	RONA, Inc.	676,245	6,896,736
#*	Sears Canada, Inc.	50,217	327,380
	Torstar Corp. Class B	283,089	899,436
*	TVA Group, Inc. Class B	7,000	26,070
#	Uni-Select, Inc.	105,935	4,794,660
	Whistler Blackcomb Holdings, Inc.	178,805	2,880,710
*	Yellow Pages, Ltd.	147,535	1,762,239
Total Consumer Discretionary			71,758,543

Consumer Staples — (3.3%)
#	AGT Food & Ingredients, Inc.	125,802	2,443,453
	Andrew Peller, Ltd. Class A	3,400	46,318
	Clearwater Seafoods, Inc.	80,257	612,227
	Corby Spirit and Wine, Ltd.	70,767	1,005,427
	Cott Corp.	509,721	5,507,813
#	High Liner Foods, Inc.	83,191	971,860
#	Liquor Stores N.A., Ltd.	162,911	1,336,737
	Maple Leaf Foods, Inc.	317,864	5,247,317
*	Neptune Technologies & Bioressources, Inc.	22,102	23,684
#	North West Co., Inc. (The)	242,310	5,113,113
#	Premium Brands Holdings Corp.	106,943	2,510,696
#	Rogers Sugar, Inc.	505,571	1,541,906

#*	SunOpta, Inc.	288,340	$1,404,429
Total Consumer Staples			27,764,980

Energy — (14.8%)
*	Advantage Oil & Gas, Ltd.	1,100,531	5,747,996
	AKITA Drilling, Ltd. Class A	40,600	261,641
#*	Athabasca Oil Corp.	828,343	788,307
*	Bankers Petroleum, Ltd.	1,376,399	1,794,630
	Baytex Energy Corp.	91,162	291,691
#*	Bellatrix Exploration, Ltd.	967,258	1,478,611
*	Birchcliff Energy, Ltd.	530,916	2,538,212
#*	BlackPearl Resources, Inc.	1,397,501	994,849
#*	BNK Petroleum, Inc.	554,116	157,785
#	Bonavista Energy Corp.	1,035,276	2,381,639
#	Bonterra Energy Corp.	175,395	2,564,224
*	Boulder Energy, Ltd.	261,638	974,403
#	Calfrac Well Services, Ltd.	389,570	907,878
#*	Canacol Energy, Ltd.	452,342	884,685
#	Canadian Energy Services & Technology Corp.	953,842	4,410,045
#	Canyon Services Group, Inc.	309,470	1,066,738
#	Cathedral Energy Services, Ltd.	164,270	145,252
#*	Cequence Energy, Ltd.	863,916	268,659
#*	Chinook Energy, Inc.	496,199	226,813
*	Corridor Resources, Inc.	373,046	120,202
#*	Crew Energy, Inc.	767,471	2,346,408
*	Delphi Energy Corp.	901,739	466,242
#*	Denison Mines Corp.	2,178,471	816,212
#	Enbridge Income Fund Holdings, Inc.	251,755	5,908,555
#	Enerflex, Ltd.	436,563	4,314,924
#*	Energy Fuels, Inc.	76,572	223,777
#	Enerplus Corp.	349,233	1,701,022
	Ensign Energy Services, Inc.	758,725	4,667,765
#*	Epsilon Energy, Ltd.	260,061	555,394
*	Essential Energy Services Trust	628,241	320,123
#*	Gasfrac Energy Services, Inc.	91,560	9
#	Gibson Energy, Inc.	148,274	1,858,842
#*	Gran Tierra Energy, Inc.	1,395,612	2,990,971
#	Granite Oil Corp.	195,608	1,053,893
#*	Ithaca Energy, Inc.	1,599,055	742,911
#*	Kelt Exploration, Ltd.	251,041	1,074,143
#	Lightstream Resources, Ltd.	1,035,197	271,502
#	Long Run Exploration, Ltd.	849,601	190,993
	McCoy Global, Inc.	51,537	107,747
#	Mullen Group, Ltd.	536,825	7,180,462
#	Newalta Corp.	272,371	1,875,676
	North American Energy Partners, Inc.	129,534	280,519
*	NuVista Energy, Ltd.	707,869	2,678,710
#	Pacific Exploration and Production Corp.	463,400	1,034,794
*	Painted Pony Petroleum, Ltd.	524,254	2,144,943
*	Parex Resources, Inc.	584,304	4,050,065
#	Parkland Fuel Corp.	414,677	7,103,422
	Pason Systems, Inc.	356,252	5,008,084
#	Pengrowth Energy Corp.	2,540,243	2,170,009

#	Penn West Petroleum, Ltd.	535,640	$240,827
#*	Perpetual Energy, Inc.	383,029	223,876
#	PHX Energy Services Corp.	135,274	288,895
	Precision Drilling Corp.	1,736,481	6,428,038
#	Pulse Seismic, Inc.	268,280	468,409
*	Questerre Energy Corp. Class A	745,460	106,135
#*	RMP Energy, Inc.	678,628	645,828
*	Rock Energy, Inc.	237,075	238,052
#	Savanna Energy Services Corp.	472,479	495,669
#	Secure Energy Services, Inc.	631,339	4,248,351
	ShawCor, Ltd.	231,000	4,843,297
#*	Sprott Resource Corp.	455,390	208,159
	Strad Energy Services, Ltd.	39,947	67,052
#	Surge Energy, Inc.	1,156,583	2,340,033
#*	TAG Oil, Ltd.	181,541	114,271
#	TORC Oil & Gas, Ltd.	563,181	2,367,512
	Total Energy Services, Inc.	176,178	1,928,783
#	TransGlobe Energy Corp.	448,945	1,174,086
#*	Trican Well Service, Ltd.	790,196	402,648
#	Trilogy Energy Corp.	136,142	346,859
	Trinidad Drilling, Ltd.	1,372,323	2,272,636
#	Twin Butte Energy, Ltd.	1,511,708	351,165
*	UEX Corp.	123,803	10,205
	Western Energy Services Corp.	406,097	1,564,135
*	Xtreme Drilling & Coil Services Corp.	224,819	279,655
*	Yangarra Resources, Ltd.	20,400	11,312
#	Zargon Oil & Gas, Ltd.	164,240	182,147
#	ZCL Composites, Inc.	96,300	404,106
Total Energy			123,394,518

Financials — (6.3%)
#	AGF Management, Ltd. Class B	444,369	1,761,493
#	Alaris Royalty Corp.	52,234	1,055,248
#	Altus Group, Ltd.	195,097	2,994,070
#	Brookfield Real Estate Services, Inc.	8,075	81,385
	Canaccord Genuity Group, Inc.	623,378	2,443,062
#	Canadian Western Bank	436,532	7,683,879
	Clairvest Group, Inc.	1,900	42,250
#	Clarke, Inc.	17,242	131,398
	Colliers International Group, Inc.	161,848	6,573,369
	E-L Financial Corp., Ltd.	1,700	872,599
#	Echelon Financial Holdings, Inc.	14,650	152,702
	Equitable Group, Inc.	51,795	2,183,191
*	Equity Financial Holdings, Inc.	800	4,706
	Fiera Capital Corp.	128,737	1,149,903
	Firm Capital Mortgage Investment Corp.	2,494	23,137
#	First National Financial Corp.	6,573	108,015
	FirstService Corp.	150,648	4,868,826
#*	Genesis Land Development Corp.	76,842	172,743
#	Genworth MI Canada, Inc.	64,654	1,392,883
#	Gluskin Sheff + Associates, Inc.	160,621	2,397,580
#	GMP Capital, Inc.	288,387	894,659
	Guardian Capital Group, Ltd. Class A	11,327	148,622

#	Home Capital Group, Inc.	90,000	$2,160,135
#	Killam Properties, Inc.	357,789	2,667,666
*	Kingsway Financial Services, Inc.	14,370	66,225
#	Laurentian Bank of Canada	191,320	7,215,538
#*	Mainstreet Equity Corp.	24,994	587,345
#	Melcor Developments, Ltd.	41,240	466,635
#	Sprott, Inc.	813,788	1,445,243
#*	Street Capital Group, Inc.	120,227	148,651
	TMX Group, Ltd.	25,776	905,106
Total Financials			52,798,264

Health Care — (1.1%)
	Amica Mature Lifestyles, Inc.	36,241	499,146
#	Extendicare, Inc.	561,871	3,372,489
*	Knight Therapeutics, Inc.	51,775	273,909
	Medical Facilities Corp.	164,269	1,933,807
*	QLT, Inc.	219,010	582,604
#	Sienna Senior Living, Inc.	215,004	2,711,515
*	Theratechnologies, Inc.	10,101	16,047
*	Transition Therapeutics, Inc.	31,841	54,878
	Zenith Epigenetics Corp.	111,820	6,787
Total Health Care			9,451,182

Industrials — (10.4%)
	Aecon Group, Inc.	408,101	4,155,933
#	Ag Growth International, Inc.	87,632	2,355,459
#	Algoma Central Corp.	25,790	296,455
*	ATS Automation Tooling Systems, Inc.	522,530	5,054,974
#	Badger Daylighting, Ltd.	213,881	3,125,275
#*	Ballard Power Systems, Inc.	134,734	163,559
	Bird Construction, Inc.	204,133	1,835,591
#	Black Diamond Group, Ltd.	231,141	1,441,059
#	CanWel Building Materials Group, Ltd.	82,513	333,267
#	Cervus Equipment Corp.	34,597	353,359
#	DirectCash Payments, Inc.	78,722	725,576
#	Exchange Income Corp.	76,468	1,392,411
	Exco Technologies, Ltd.	128,615	1,401,320
*	Heroux-Devtek, Inc.	125,954	1,116,550
#	HNZ Group, Inc.	23,088	288,751
#	Horizon North Logistics, Inc.	483,483	862,263
#	K-Bro Linen, Inc.	29,653	1,055,465
	MacDonald Dettwiler & Associates, Ltd.	26,484	1,440,396
	Magellan Aerospace Corp.	73,376	869,845
	Morneau Shepell, Inc.	264,411	3,039,389
#	New Flyer Industries, Inc.	254,471	3,813,728
*	Ovivo, Inc. Class A	93,231	96,410
	Richelieu Hardware, Ltd.	77,285	3,855,853
#	Rocky Mountain Dealerships, Inc.	80,214	386,494
#	Russel Metals, Inc.	350,655	5,678,272
#	Stantec, Inc.	453,829	9,923,365
	Stuart Olson, Inc.	88,659	369,385
#	Student Transportation, Inc.	450,400	1,825,900

	Toromont Industries, Ltd.	376,225	$9,154,009
	Transcontinental, Inc. Class A	359,276	5,115,207
#	TransForce, Inc.	432,009	7,733,754
#	Wajax Corp.	100,638	1,665,862
	Westjet Airlines, Ltd.	6,379	113,383
*	Westport Innovations, Inc.	3,750	9,329
#	Westshore Terminals Investment Corp.	318,149	6,055,440
Total Industrials			87,103,288

Information Technology — (3.6%)
#*	5N Plus, Inc.	333,314	299,720
#	Absolute Software Corp.	234,888	1,401,055
#*	Avigilon Corp.	161,993	1,383,829
	Calian Technologies, Ltd.	20,637	252,067
*	Celestica, Inc.	193,821	2,495,200
	COM DEV International, Ltd.	450,151	1,477,453
	Computer Modelling Group, Ltd.	370,857	3,148,602
*	Descartes Systems Group, Inc. (The)	255,838	4,532,042
	Enghouse Systems, Ltd.	97,257	3,898,297
#	Evertz Technologies, Ltd.	136,281	1,432,763
#*	EXFO, Inc.	686	2,061
	Mediagrif Interactive Technologies, Inc.	9,626	121,723
*	Mitel Networks Corp.	261,961	1,688,170
#*	Points International, Ltd.	36,359	392,334
#*	Redknee Solutions, Inc.	76,611	221,021
#*	Sandvine Corp.	1,036,169	1,801,358
#*	Sierra Wireless, Inc.	159,192	3,373,511
*	SMART Technologies, Inc. Class A	7,408	4,774
*	Solium Capital, Inc.	87,806	459,921
	Vecima Networks, Inc.	6,059	48,127
#	Wi-LAN, Inc.	780,333	1,415,066
Total Information Technology			29,849,094

Materials — (15.7%)
	Acadian Timber Corp.	30,788	463,031
	AirBoss of America Corp.	80,062	1,217,878
*	Alacer Gold Corp.	1,475,888	3,328,904
	Alamos Gold, Inc. Class A	1,545,462	5,720,932
#*	Almaden Minerals, Ltd. Class B	98,343	56,006
#*	Almadex Minerals, Ltd.	59,006	7,517
#	Altius Minerals Corp.	108,800	977,529
*	Americas Silver Corp.	978,870	113,694
*	Amerigo Resources, Ltd.	553,854	118,283
*	Argonaut Gold, Inc.	645,866	658,207
#*	Asanko Gold, Inc.	262,544	383,635
*	AuRico Metals, Inc.	679,583	336,100
#*	B2Gold Corp.	5,268,073	5,566,117
#*	Banro Corp.	14,500	2,390
#	Canam Group, Inc. Class A	237,796	2,293,319
#	Canexus Corp.	683,986	594,548
*	Canfor Corp.	119,700	1,427,072
	Canfor Pulp Products, Inc.	206,915	1,896,269

*	Capstone Mining Corp.	2,111,821	$696,292
	Cascades, Inc.	477,193	3,078,780
	Centerra Gold, Inc.	999,634	5,647,988
#*	China Gold International Resources Corp., Ltd.	846,660	1,205,436
#*	Claude Resources, Inc.	1,023,200	483,039
#*	Copper Mountain Mining Corp.	643,331	192,831
*	Detour Gold Corp.	36,683	391,157
	Dominion Diamond Corp.	487,201	5,206,059
#*	Dundee Precious Metals, Inc.	646,222	1,055,649
#*	Eastern Platinum, Ltd.	310,296	234,844
*	EcoSynthetix, Inc.	1,500	1,484
	Eldorado Gold Corp.	50,500	161,963
*	Endeavour Mining Corp.	2,738,376	1,128,593
#*	Endeavour Silver Corp.	536,376	827,976
*	Entree Gold, Inc.	26,637	7,785
*	Exeter Resource Corp.	70,137	22,074
#*	First Majestic Silver Corp.	652,877	2,089,011
#*	Fortress Paper, Ltd. Class A	16,706	59,338
#*	Fortuna Silver Mines, Inc.	876,406	1,924,218
#*	Golden Star Resources, Ltd.	966,462	191,916
#*	Great Panther Silver, Ltd.	700,801	278,325
#*	Guyana Goldfields, Inc.	426,283	1,143,569
*	Hanfeng Evergreen, Inc.	45,837	4,445
	HudBay Minerals, Inc.	1,398,004	5,164,601
#*	IAMGOLD Corp.	2,443,241	3,991,207
#*	Imperial Metals Corp.	236,915	1,097,141
*	Interfor Corp.	381,931	2,695,984
*	International Tower Hill Mines, Ltd.	186,947	60,238
	Intertape Polymer Group, Inc.	324,227	3,467,006
#*	Katanga Mining, Ltd.	1,025,162	130,594
*	Kinross Gold Corp.	410,219	713,157
#*	Kirkland Lake Gold, Inc.	461,108	1,917,684
#*	Lake Shore Gold Corp.	2,928,516	2,457,803
	Lucara Diamond Corp.	1,384,065	1,555,712
	Major Drilling Group International, Inc.	559,212	1,864,738
#	Mandalay Resources Corp.	1,149,842	603,139
	Minco Base Metals Corp.	2,780	—
*	Nautilus Minerals, Inc.	89,354	19,083
#*	Nevada Copper Corp.	160,491	109,439
#	Nevsun Resources, Ltd.	1,171,411	3,432,160
*	New Gold, Inc.	2,304,655	5,198,210
	Norbord, Inc.	186,480	2,674,581
#*	Northern Dynasty Minerals, Ltd.	148,624	44,548
#*	Novagold Resources, Inc.	550,799	1,993,525
#	OceanaGold Corp.	1,947,816	2,846,190
	Osisko Gold Royalties, Ltd.	149,942	1,584,245
#	Pan American Silver Corp.	990,673	6,295,172
*	Phoscan Chemical Corp.	432,579	90,762
#*	Pilot Gold, Inc.	65,895	17,282
*	Platinum Group Metals, Ltd.	241,887	54,377
#*	Polymet Mining Corp.	613,665	413,862
#*	Primero Mining Corp.	1,071,138	2,504,271
#*	RB Energy, Inc.	396,013	119

*	Richmont Mines, Inc.	231,043	$645,778
#*	Rubicon Minerals Corp.	491,305	353,430
#*	Sabina Gold & Silver Corp.	383,055	109,075
#*	Sandstorm Gold, Ltd.	634,160	1,686,975
#*	Seabridge Gold, Inc.	111,235	646,822
#*	SEMAFO, Inc.	1,595,446	3,455,106
#	Sherritt International Corp.	1,970,361	1,107,359
#*	Silver Standard Resources, Inc.	571,298	3,724,461
*	St Andrew Goldfields, Ltd.	774,028	171,104
	Stella-Jones, Inc.	187,800	6,055,477
#*	Stornoway Diamond Corp.	297,297	158,172
#*	Tanzanian Royalty Exploration Corp.	298,950	89,607
#*	Taseko Mines, Ltd.	960,266	381,372
#*	Tembec, Inc.	403,476	323,506
*	Teranga Gold Corp.	1,849,263	748,297
#*	Thompson Creek Metals Co., Inc.	1,092,468	507,553
*	Timminco, Ltd.	69,822	91
*	Timmins Gold Corp.	910,674	228,607
*	Wesdome Gold Mines, Ltd.	314,464	228,573
#	Western Forest Products, Inc.	2,201,509	2,969,439
#	Winpak, Ltd.	111,223	3,358,776
#	Yamana Gold, Inc.	102,332	172,534
Total Materials			131,313,147

Telecommunication Services — (0.5%)
#	Axia NetMedia Corp.	185,467	404,449
#	Manitoba Telecom Services, Inc.	161,284	3,396,089
Total Telecommunication Services			3,800,538

Utilities — (5.3%)
#	Algonquin Power & Utilities Corp.	1,054,815	7,461,561
#*	Alterra Power Corp.	1,104,421	347,589
#	Boralex, Inc. Class A	167,168	1,597,147
#	Capital Power Corp.	523,509	7,406,407
	Capstone Infrastructure Corp.	555,800	1,286,940
#	Innergex Renewable Energy, Inc.	512,927	4,016,551
#	Just Energy Group, Inc.	727,176	4,479,121
#*	Maxim Power Corp.	92,234	174,861
#	Northland Power, Inc.	536,896	6,996,344
#	Superior Plus Corp.	689,743	5,680,236
#	TransAlta Corp.	140,465	652,591
#	TransAlta Renewables, Inc.	126,046	970,965
#	Valener, Inc.	259,660	3,239,670
Total Utilities			44,309,983

TOTAL COMMON STOCKS			581,543,537

SECURITIES LENDING COLLATERAL — (30.4%)
§@	DFA Short Term Investment Fund	21,919,922	253,613,503
TOTAL INVESTMENTS — (100.0%) (Cost $1,240,767,812)^^			$835,157,040

Summary of the Series' investments as of September 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$71,758,543	—	—	$71,758,543
Consumer Staples	27,764,980	—	—	27,764,980
Energy	123,394,509	$9	—	123,394,518
Financials	52,798,264	—	—	52,798,264
Health Care	9,444,395	6,787	—	9,451,182
Industrials	87,103,288	—	—	87,103,288
Information Technology	29,849,094	—	—	29,849,094
Materials	131,308,583	4,564	—	131,313,147
Telecommunication Services	3,800,538	—	—	3,800,538
Utilities	44,309,983	—	—	44,309,983
Securities Lending Collateral	—	253,613,503	—	253,613,503
TOTAL	$581,532,177	$253,624,863	—	$835,157,040

Organization

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the “Advisor”). At September 30, 2015, the Trust consisted of eleven operational investment portfolios, of which five (collectively, the “Series”), are included in this document.

Security Valuation

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios' have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended September 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

Financial Instruments

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on September 30, 2015.

2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Federal Tax Cost

At September 30, 2015, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$2,721,055,444
The United Kingdom Small Company Series	1,612,883,318
The Asia Pacific Small Company Series	1,680,385,742
The Continental Small Company Series	3,389,496,205
The Canadian Small Company Series	1,238,169,223

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA Funds - Investment Trust

By:	/s/ Alexander Potts

Alexander Potts
President and Chief Executive Officer

Date: November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Clinton

Michael Clinton
Treasurer, Chief Financial and Accounting Officer

Date: November 30, 2015